UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,062.80	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,063.80	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,063.70	$ .68
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,063.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 974.60	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 975.40	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 974.60	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 975.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Life of fund A
Investor Class	3.18%	1.84%
Fidelity Advantage® Class	3.30%	1.95%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Spartan Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Among sectors, health care (+24%) led the index, with a strong contribution from the pharmaceuticals, biotechnology & life sciences industry. Information technology (+21%) also outperformed. Conversely, materials (-4%) and energy (-1%) lagged the index due to a higher supply of and lower demand for commodities.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the 12-month period ending October 31, 2014, the fund's Investor Class and Fidelity Advantage® Class shares gained 3.18% and 3.30%, respectively, compared with 3.70% for the benchmark FTSE® Emerging Index. This benchmark return is gross of taxes that the fund incurs. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Information technology was the strongest-performing sector in the benchmark, gaining 25% for the 12 months. In this group, Tencent Holdings, a Chinese social-media company, led the way. Chip foundry Taiwan Semiconductor Manufacturing also added significant value, as did Taiwanese contract electronics manufacturer Hon Hai Precision Industry and India's Infosys, a business consulting and outsourcing firm. On the negative side, energy and materials stocks lagged. Within the former group, Russian energy giants Gazprom and LUKOIL struggled, as did Brazil's Petrobras. In materials, Brazilian metals and mining concern Vale lost significant ground. Meanwhile, in financials, Russian commercial bank Sberbank struggled in light of the country's economic woes and international sanctions targeting the state-run financial institution.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.0	1.7
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.8	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.3
Naspers Ltd. Class N (South Africa, Media)	1.2	1.1
Itau Unibanco Holding SA (Brazil, Banks)	1.1	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	1.1
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.0	1.2
	15.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.5	28.7
Information Technology	12.8	11.9
Energy	10.8	12.1
Telecommunication Services	8.9	8.5
Consumer Staples	8.2	8.7
Materials	8.0	9.3
Consumer Discretionary	6.9	6.5
Industrials	5.9	5.8
Utilities	3.4	3.6
Health Care	2.6	2.0
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Taiwan 13.3%
China 11.9%
Brazil 11.6%
India 11.0%
South Africa 9.0%
Mexico 5.8%
Russia 4.9%
Hong Kong 4.7%
Malaysia 4.6%
Other* 23.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2014
Taiwan 13.3%
Brazil 13.3%
China 11.4%
India 9.5%
South Africa 9.3%
Mexico 5.6%
Russia 5.2%
Malaysia 5.0%
Hong Kong 4.1%
Other* 23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Bermuda - 1.1%
Apollo Solar Energy Technology Holdings Ltd. (d)	1,142,000	$ 260,560
Beijing Enterprises Water Group Ltd.	394,000	282,102
Brilliance China Automotive Holdings Ltd.	268,000	463,443
China Foods Ltd. (a)	52,000	19,459
China Gas Holdings Ltd.	154,000	275,334
China Resources Gas Group Ltd.	66,000	188,660
China Yurun Food Group Ltd. (a)(d)	126,000	53,970
CITIC Resources Holdings Ltd. (a)	194,000	27,037
Cosco Pacific Ltd.	164,735	216,776
Credicorp Ltd.	3,006	480,960
Credicorp Ltd. (United States)	2,114	340,354
GOME Electrical Appliances Holdings Ltd.	1,070,802	168,700
Haier Electronics Group Co. Ltd.	77,000	207,966
Hopson Development Holdings Ltd. (a)	48,000	42,653
Kunlun Energy Co. Ltd.	278,000	369,021
Nine Dragons Paper (Holdings) Ltd.	149,000	115,488
Shenzhen International Holdings Ltd.	96,480	153,331
Sihuan Pharmaceutical Holdings Group Ltd.	368,000	293,848
Sinofert Holdings Ltd. (a)	98,000	14,926
TOTAL BERMUDA		3,974,588
Brazil - 7.1%
AES Tiete SA	6,600	39,820
All America Latina Logistica SA	43,900	120,296
Ambev SA	466,300	3,086,210
B2W Companhia Global do Varejo (a)	9,500	123,758
Banco Bradesco SA	56,680	834,451
Banco do Brasil SA	85,500	956,824
Banco Santander SA (Brasil) unit	95,100	512,363
BB Seguridade Participacoes SA	60,000	800,517
BM&F BOVESPA SA	180,800	795,319
BR Malls Participacoes SA	43,600	350,151
BR Properties SA	17,800	89,937
Brasil Foods SA	87,100	2,266,871
BTG Pactual Participations Ltd. unit	25,500	322,622
CCR SA	85,800	638,851
Centrais Eletricas Brasileiras SA (Electrobras)	24,400	61,249
Cetip SA - Mercados Organizado	21,617	273,931
Cia. Hering SA	12,700	128,133
Cielo SA	72,128	1,184,426
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	34,500	269,969
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG)	9,180	$ 55,608
Companhia Paranaense de Energia-Copel	4,400	43,487
Companhia Siderurgica Nacional SA (CSN)	67,900	226,068
Cosan Logistica SA (a)	10,900	18,255
Cosan SA Industria e Comercio	10,900	152,157
CPFL Energia SA	29,500	221,438
Cyrela Brazil Realty SA	25,200	125,293
Drogasil SA	23,600	214,199
Duratex SA	27,797	99,840
Ecorodovias Infraestrutura e Logistica SA	18,300	81,829
Embraer SA	69,000	668,029
Energias do Brasil SA	24,600	96,001
Estacio Participacoes SA	26,200	303,459
Fibria Celulose SA (a)	21,900	265,232
Gerdau SA	21,100	78,170
Guararapes Confeccoes SA	500	18,766
Hypermarcas SA (a)	38,000	265,459
JBS SA	68,900	307,254
Klabin SA unit	55,600	274,870
Kroton Educacional SA	152,248	1,085,072
Light SA	7,900	64,880
Localiza Rent A Car SA	14,090	203,113
Lojas Americanas SA	12,682	62,184
Lojas Renner SA	12,700	380,298
M. Dias Branco SA	4,500	174,995
MRV Engenharia e Participacoes SA	27,300	90,343
Multiplan Empreendimentos Imobiliarios SA	7,800	161,326
Multiplus SA	3,800	53,291
Natura Cosmeticos SA	17,200	249,889
Obrascon Huarte Lain Brasil SA	4,600	28,496
Oi SA (a)	144,300	79,782
Petroleo Brasileiro SA - Petrobras (ON)	369,400	2,183,990
Porto Seguro SA	10,000	119,860
Qualicorp SA (a)	21,800	221,704
Souza Cruz SA	37,700	304,594
Sul America SA unit	24,828	131,860
Terna Participacoes SA unit	8,600	63,861
TIM Participacoes SA	80,700	438,690
Totvs SA	14,100	205,534
Tractebel Energia SA	21,400	291,477
Ultrapar Participacoes SA	38,500	839,794
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	20,000	53,271
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA	136,600	$ 1,378,183
Via Varejo SA unit (a)	11,700	112,566
Weg SA	26,120	308,119
TOTAL BRAZIL		25,658,284
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (d)	296,000	52,051
Cayman Islands - 3.8%
Agile Property Holdings Ltd.	100,000	56,361
Agile Property Holdings Ltd. rights 11/11/14 (a)	12,500	826
Anta Sports Products Ltd.	91,000	178,614
Belle International Holdings Ltd.	530,000	674,439
Biostime International Holdings Ltd.	10,500	23,774
Bosideng International Holdings Ltd.	204,000	30,263
China Conch Venture Holdings Ltd.	21,500	45,011
China Dongxiang Group Co. Ltd.	224,000	41,074
China Hongqiao Group Ltd.	103,000	79,391
China Huishan Dairy Hld Co. Ltd. (d)	721,000	161,747
China Resources Cement Holdings Ltd.	183,064	124,483
China Resources Land Ltd.	188,000	447,163
China State Construction International Holdings Ltd.	148,000	228,794
China Zhongwang Holdings Ltd.	162,000	85,319
Cimc Enric Holdings Ltd.	60,000	60,336
Country Garden Holdings Co. Ltd.	487,737	191,621
ENN Energy Holdings Ltd.	74,000	480,142
Evergrande Real Estate Group Ltd. (d)	591,000	227,109
GCL-Poly Energy Holdings Ltd. (a)	1,031,000	347,470
Geely Automobile Holdings Ltd.	445,000	199,203
Golden Eagle Retail Group Ltd. (H Shares)	60,000	73,556
Greentown China Holdings Ltd.	70,500	73,360
Haitian International Holdings Ltd.	58,000	124,415
Hengan International Group Co. Ltd.	73,500	774,746
Kingboard Chemical Holdings Ltd.	66,000	130,030
Kingboard Laminates Holdings Ltd.	112,000	45,674
Kingsoft Corp. Ltd.	73,000	172,362
KWG Property Holding Ltd.	109,737	76,200
Lee & Man Paper Manufacturing Ltd.	152,000	83,414
Li Ning Co. Ltd. (a)	74,000	39,230
Longfor Properties Co. Ltd.	136,500	158,345
Renhe Commercial Holdings Co. Ltd. (a)	764,000	30,553
Sany Heavy Equipment International Holdings Co. Ltd. (a)	47,000	10,417
Shenzhou International Group Holdings Ltd.	55,000	189,885
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shimao Property Holdings Ltd.	119,500	$ 257,192
Sino Biopharmaceutical Ltd.	284,000	285,928
SOHO China Ltd.	181,000	132,819
Tencent Holdings Ltd.	457,800	7,357,887
TPK Holding Co. Ltd.	24,775	146,027
Zhongsheng Group Holdings Ltd. Class H	51,500	53,040
TOTAL CAYMAN ISLANDS		13,898,220
Chile - 1.3%
AES Gener SA	235,413	130,549
Aguas Andinas SA	323,104	193,328
Banco de Chile	2,481,733	303,197
Banco de Credito e Inversiones	4,313	241,352
Banco Santander Chile	6,001,691	319,161
CAP SA	7,891	75,561
Cencosud SA	107,841	308,687
Colbun SA (a)	758,856	204,148
Compania Cervecerias Unidas SA	14,816	155,174
Compania de Petroleos de Chile SA (COPEC)	37,839	458,675
CorpBanca SA	16,139,918	215,696
Empresa Nacional de Electricidad SA	339,169	528,128
Empresa Nacional de Electricidad SA sponsored ADR	203	9,476
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,209	120,774
Empresas CMPC SA	109,107	266,406
Enersis SA	1,924,272	615,318
Enersis SA sponsored ADR	300	4,737
LATAM Airlines Group SA (a)	32,156	387,267
LATAM Airlines Group SA sponsored ADR (a)	212	2,586
S.A.C.I. Falabella	46,082	336,433
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	3,987
TOTAL CHILE		4,880,640
China - 11.9%
Agricultural Bank of China Ltd. (H Shares)	2,584,000	1,200,767
Air China Ltd. (H Shares)	184,000	119,158
Aluminum Corp. of China Ltd. (H Shares) (a)	398,000	177,167
Angang Steel Co. Ltd. (H Shares)	102,000	74,986
Anhui Conch Cement Co. Ltd. (H Shares)	123,000	402,808
Anhui Expressway Co. Ltd. (H Shares)	56,000	34,089
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	49,732
AviChina Industry & Technology Co. Ltd. (H Shares)	232,000	176,719
Bank Communications Co. Ltd. (H Shares)	810,000	607,345
Common Stocks - continued
	Shares	Value
China - continued
Bank of China Ltd. (H Shares)	7,526,000	$ 3,602,330
BBMG Corp. (H Shares)	109,500	77,429
Beijing Capital International Airport Co. Ltd. (H Shares)	150,000	110,093
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	148,000	66,472
Beijing North Star Co. Ltd. (H Shares)	86,000	25,955
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	6,079
BOE Technology Group Co. Ltd. (B Shares) (a)	140,800	46,110
BYD Co. Ltd. (H Shares)	69,500	441,514
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	179,800	86,493
China BlueChemical Ltd. (H Shares)	184,000	65,341
China Cinda Asset Mngmt Co. Ltd. (H Shares)	317,000	150,032
China CITIC Bank Corp. Ltd. (H Shares)	741,000	482,724
China Coal Energy Co. Ltd. (H Shares) (d)	408,000	249,946
China Communications Construction Co. Ltd. (H Shares)	428,000	328,569
China Communications Services Corp. Ltd. (H Shares)	266,000	124,902
China Construction Bank Corp. (H Shares)	7,203,000	5,374,154
China Cosco Holdings Co. Ltd. (H Shares) (a)	264,500	118,775
China Eastern Airlines Corp. Ltd. (H Shares) (a)	266,000	101,277
China Everbright Bank Co. Ltd. (H Shares)	350,000	171,607
China Galaxy Securities Co. Ltd. (H Shares)	104,500	83,316
China International Marine Containers (Group) Ltd. (H Shares)	55,900	130,561
China Life Insurance Co. Ltd. (H Shares)	744,000	2,220,075
China Longyuan Power Grid Corp. Ltd. (H Shares)	330,000	351,908
China Machinery Engineering Co. (H Shares)	39,000	22,147
China Merchants Bank Co. Ltd. (H Shares)	465,346	862,391
China Merchants Property Development Co. Ltd. (B Shares)	13,050	21,924
China Minsheng Banking Corp. Ltd. (H Shares)	597,200	599,172
China Molybdenum Co. Ltd. (H Shares)	110,000	65,593
China National Building Materials Co. Ltd. (H Shares)	290,000	268,878
China National Materials Co. Ltd. (H Shares)	68,000	15,444
China Oilfield Services Ltd. (H Shares)	182,000	380,388
China Pacific Insurance Group Co. Ltd. (H Shares)	223,400	835,999
China Petroleum & Chemical Corp. (H Shares)	2,547,000	2,208,789
China Railway Construction Corp. Ltd. (H Shares)	180,500	189,633
China Railway Group Ltd. (H Shares)	363,000	223,936
China Shenhua Energy Co. Ltd. (H Shares)	341,500	962,530
China Shipping Container Lines Co. Ltd. (H Shares) (a)	338,000	96,396
China Shipping Development Co. Ltd. (H Shares) (a)	112,000	73,719
China Southern Airlines Ltd. (H Shares)	156,000	54,776
China Telecom Corp. Ltd. (H Shares)	1,620,000	1,032,678
China Vanke Co. Ltd. (H Shares) (a)	132,000	245,914
Common Stocks - continued
	Shares	Value
China - continued
Chongqing Changan Automobile Co. Ltd. (B Shares)	82,300	$ 181,882
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	314,000	151,116
CITIC Securities Co. Ltd. (H Shares)	85,500	213,336
CSG Holding Co. Ltd. (B Shares)	70,300	52,302
CSR Corp. Ltd. (H Shares)	184,000	187,199
Datang International Power Generation Co. Ltd. (H Shares)	274,000	143,493
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	51,244
Dongfang Electric Corp. Ltd. (H Shares)	33,200	56,177
Dongfeng Motor Group Co. Ltd. (H Shares)	288,000	445,380
Double Coin Holdings Ltd. (B Shares)	19,000	14,290
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	20,989
Great Wall Motor Co. Ltd. (H Shares)	104,000	457,045
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	29,267
Guangshen Railway Co. Ltd. (H Shares)	122,000	52,400
Guangzhou Automobile Group Co. Ltd. (H Shares)	226,000	201,078
Guangzhou Baiyunshan Pharma Health (H Shares)	20,000	68,354
Guangzhou R&F Properties Co. Ltd. (H Shares)	88,000	95,981
Guangzhou Shipyard International Ltd. (H Shares)	16,000	28,323
Haitong Securities Co. Ltd. (H Shares)	159,600	274,021
Harbin Electric Machinery Co. Ltd.(H Shares)	76,000	45,867
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	7,870
Huadian Fuxin Energy Corp. Ltd. (H Shares)	168,000	96,658
Huadian Power International Corp. Ltd. (H Shares)	154,000	117,633
Huaneng Power International, Inc. (H Shares)	302,000	371,291
Huaneng Renewables Corp. Ltd. (H Shares)	324,000	116,366
Huishang Bank Corp. Ltd.	164,000	70,221
Industrial & Commercial Bank of China Ltd. (H Shares)	7,194,000	4,776,528
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	35,609
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	99,562	162,438
Jiangling Motors Corp. Ltd. (B Shares)	8,300	32,829
Jiangsu Expressway Co. Ltd. (H Shares)	118,000	131,810
Jiangxi Copper Co. Ltd. (H Shares)	143,000	254,008
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,908
Lianhua Supermarket Holdings Ltd. (H Shares) (a)	43,000	21,342
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	28,682
Metallurgical Corp. China Ltd. (H Shares)	269,000	73,864
New China Life Insurance Co. Ltd. (H Shares)	70,800	264,946
People's Insurance Co. of China Group (H Shares)	371,000	160,362
PetroChina Co. Ltd. (H Shares)	2,104,000	2,634,091
PICC Property & Casualty Co. Ltd. (H Shares)	302,008	554,015
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	191,500	1,565,462
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	77,603
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	168,000	$ 169,888
Shanghai Bailian Group Co. Ltd. (B Shares)	13,200	17,641
Shanghai Chlor Alkali Co. Ltd. (B Shares)	33,000	15,900
Shanghai Electric Group Co. Ltd. (H Shares)	276,000	138,281
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	40,000	144,012
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	19,252
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	16,626
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	38
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	19,717
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	41,700	71,037
Shanghai Pharma Holding Co. Ltd. (H Shares)	58,500	146,399
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	23,900	49,923
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	29,504
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	23,895
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	33,383
Shenzhen Expressway Co. (H Shares)	82,000	52,462
Sichuan Expressway Co. Ltd. (H Shares)	64,000	24,765
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	113,500	109,774
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	329,000	102,006
Sinopharm Group Co. Ltd. (H Shares)	94,400	368,782
Sinotrans Ltd. (H Shares)	176,000	139,657
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	34,188
TravelSky Technology Ltd. (H Shares)	98,000	102,399
Tsingtao Brewery Co. Ltd. (H Shares)	38,000	280,903
Weichai Power Co. Ltd. (H Shares)	52,800	202,682
Weifu High-Technology Co. Ltd. (B Shares)	13,550	51,383
Wumart Stores, Inc. (H Shares)	51,000	44,179
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	37,000	66,405
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,520	83,340
Yanzhou Coal Mining Co. Ltd. (H Shares)	178,000	150,516
Zhaojin Mining Industry Co. Ltd. (H Shares)	86,500	45,684
Zhejiang Expressway Co. Ltd. (H Shares)	140,000	141,171
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	50,500	217,169
Zijin Mining Group Co. Ltd. (H Shares)	632,000	161,831
ZTE Corp. (H Shares)	69,800	169,268
TOTAL CHINA		43,191,080
Colombia - 0.6%
Almacenes Exito SA	23,015	324,615
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA sponsored ADR	76	$ 4,299
Cementos Argos SA	40,861	208,525
Cemex Latam Holdings SA (a)	16,342	145,827
Corporacion Financiera Colombiana SA	9,859	194,065
Corporacion Financiera Colombiana SA (RFD)	269	5,269
Ecopetrol SA	495,268	661,962
Grupo de Inversiones Suramerica SA	18,987	394,782
Interconexion Electrica SA ESP	35,796	153,101
Isagen SA	85,085	112,068
TOTAL COLOMBIA		2,204,513
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	15,665	433,280
Komercni Banka A/S	1,505	322,371
Telefonica Czech Rep A/S	8,941	99,887
TOTAL CZECH REPUBLIC		855,538
Egypt - 0.4%
Commercial International Bank SAE	79,964	546,883
Commercial International Bank SAE sponsored GDR	2,265	15,402
EFG-Hermes Holding SAE	50,089	118,602
Egyptian Kuwaiti Holding (a)	74,575	65,626
El Ezz Steel Rebars SAE (a)	18,109	40,675
Elsewedy Electric Co. (a)	5,895	37,513
Global Telecom Holding (a)	258,317	156,073
JUHAYNA Food Industries	42,128	54,206
Sidi Kerir Petrochemcials Co.	8,487	21,283
Talaat Moustafa Group Holding	114,167	167,816
Telecom Egypt SAE	31,783	60,454
TOTAL EGYPT		1,284,533
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	52,500	428,646
China Agri-Industries Holdings Ltd.	181,630	69,390
China Everbright International Ltd.	269,000	371,414
China Everbright Ltd.	82,000	159,506
China Merchants Holdings International Co. Ltd.	112,283	354,926
China Mobile Ltd.	519,000	6,457,667
China Overseas Land and Investment Ltd.	410,000	1,189,589
China Resources Enterprise Ltd.	122,000	290,176
China Resources Power Holdings Co. Ltd.	186,000	541,380
China South City Holdings Ltd.	216,000	97,831
China Taiping Insurance Group Ltd. (a)	100,800	216,388
China Taiping Insurance Group Ltd. rights 11/18/14 (a)	16,170	9,904
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	450,000	$ 676,131
CITIC Pacific Ltd.	550,000	963,695
CNOOC Ltd.	1,586,000	2,483,500
CNOOC Ltd. sponsored ADR	200	31,274
CSPC Pharmaceutical Group Ltd.	278,000	256,113
Far East Horizon Ltd.	146,000	135,788
Fosun International Ltd.	137,000	162,504
Franshion Properties China Ltd.	358,000	84,510
Guangdong Investment Ltd.	222,000	292,024
Lenovo Group Ltd.	612,000	902,091
Poly Property Group Co. Ltd.	191,000	73,990
Shanghai Industrial Holdings Ltd.	47,000	144,916
Shenzhen Investment Ltd.	208,431	60,204
Sino-Ocean Land Holdings Ltd.	355,979	203,539
Sinotruk Hong Kong Ltd.	100,000	51,834
Yuexiu Property Co. Ltd.	612,000	112,872
TOTAL HONG KONG		16,821,802
Hungary - 0.2%
Magyar Telekom PLC (a)	34,595	47,841
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,706	223,945
OTP Bank PLC	18,192	300,777
Richter Gedeon PLC	14,788	225,732
TOTAL HUNGARY		798,295
India - 11.0%
ABB Ltd. India	5,770	109,849
ACC Ltd.	6,498	158,619
Adani Enterprises Ltd.	26,480	208,931
Adani Ports & Special Economic Zone	50,352	234,043
Adani Power Ltd. (a)	70,324	54,962
Aditya Birla Nuvo Ltd.	5,501	150,658
Ambuja Cements Ltd.	69,154	256,141
Ashok Leyland Ltd. (a)	71,710	54,141
Asian Paints India Ltd.	30,158	322,198
Aurobindo Pharma Ltd.	13,102	206,625
Axis Bank Ltd. (a)	105,685	778,923
Bajaj Auto Ltd. (a)	7,341	312,015
Bajaj Holdings & Investment Ltd. (a)	2,657	60,836
Bank of Baroda	7,674	117,175
Bank of India	18,538	86,093
Bharat Electronics Ltd.	1,025	34,738
Common Stocks - continued
	Shares	Value
India - continued
Bharat Forge Ltd.	9,920	$ 131,183
Bharat Heavy Electricals Ltd.	58,383	243,912
Bharat Petroleum Corp. Ltd.	16,939	198,307
Bharti Airtel Ltd. (a)	129,324	840,342
Bharti Infratel Ltd.	46,657	223,601
Cadila Healthcare Ltd. (a)	5,335	123,721
Cairn India Ltd.	44,309	205,254
Canara Bank Ltd.	12,217	79,992
Castrol India Ltd.	13,016	87,682
Cipla Ltd.	33,156	359,996
Coal India Ltd.	64,334	387,929
Colgate-Palmolive (India)	3,568	98,203
Corporation Bank Ltd.	10,294	56,748
Crompton Greaves Ltd.	11,890	36,416
Cummins India Ltd.	9,505	113,142
Dabur India Ltd.	51,682	190,493
Divi's Laboratories Ltd. (a)	4,927	150,271
DLF Ltd. (a)	45,905	93,346
Dr. Reddy's Laboratories Ltd. (a)	8,445	435,307
Eicher Motors Ltd.	628	130,441
Essar Oil Ltd. (a)	14,081	27,655
Exide Industries Ltd.	20,175	51,725
GAIL India Ltd.	31,465	270,440
GlaxoSmithKline Consumer Healthcare Ltd.	1,322	119,034
GlaxoSmithKline Pharmaceuticals Ltd. (a)	2,825	126,888
Glenmark Pharmaceuticals Ltd.	10,258	120,090
GMR Infrastructure Ltd. (a)	141,537	49,821
Godrej Consumer Products Ltd.	11,499	181,553
Godrej Industries Ltd. (a)	11,285	55,406
Grasim Industries Ltd.	1,387	83,231
Great Eastern Shipping Co. Ltd.	6,235	40,430
HCL Technologies Ltd.	26,699	700,213
HDFC Bank Ltd.	82,559	1,338,724
Hero Motocorp Ltd.	8,080	403,469
Hindalco Industries Ltd. (a)	83,328	221,603
Hindustan Petroleum Corp. Ltd. (a)	7,939	67,797
Hindustan Unilever Ltd.	71,719	861,784
Hindustan Zinc Ltd.	22,148	61,768
Housing Development Finance Corp. Ltd.	155,868	2,807,064
ICICI Bank Ltd. (a)	56,731	1,506,605
IDBI Bank Ltd.	28,692	32,994
Idea Cellular Ltd. (a)	146,928	389,259
Common Stocks - continued
	Shares	Value
India - continued
IDFC Ltd. (a)	55,030	$ 143,199
Indian Oil Corp. Ltd. (a)	32,141	188,904
IndusInd Bank Ltd. (a)	17,361	210,413
Infosys Ltd.	47,357	3,139,069
ITC Ltd. (a)	190,825	1,103,333
Jaiprakash Associates Ltd. (a)	88,232	44,752
Jindal Steel & Power Ltd.	35,225	92,811
JSW Energy Ltd. (a)	34,499	45,050
JSW Steel Ltd.	11,870	243,764
Kotak Mahindra Bank Ltd.	31,517	574,235
Larsen & Toubro Ltd. (a)	22,659	610,643
Lupin Ltd.	9,167	212,247
Mahindra & Mahindra Financial Services Ltd.	29,321	140,073
Mahindra & Mahindra Ltd. (a)	30,555	649,654
Mangalore Refinery & Petrochemicals Ltd. (a)	13,688	13,082
Maruti Suzuki India Ltd. (a)	4,930	270,041
Motherson Sumi Systems Ltd.	20,626	141,223
Mphasis BFL Ltd.	12,284	80,220
Nestle India Ltd.	2,444	252,531
NHPC Ltd.	159,821	53,654
NMDC Ltd.	85,326	237,569
NTPC Ltd.	203,158	496,129
Oil & Natural Gas Corp. Ltd.	205,799	1,346,758
Oil India Ltd.	11,941	122,879
Oracle Finance Services Software Ltd. (a)	1,958	109,388
Oriental Bank of Commerce (a)	5,166	23,999
Piramal Enterprises Ltd. (a)	8,406	110,359
Power Finance Corp. Ltd.	34,268	157,547
Power Grid Corp. of India Ltd.	163,348	387,574
Punjab National Bank (a)	4,147	63,398
Ranbaxy Laboratories Ltd. (a)	11,964	123,342
Reliance Capital Ltd. (a)	12,738	98,468
Reliance Communication Ltd. (a)	104,739	180,857
Reliance Industries Ltd.	159,028	2,580,845
Reliance Infrastructure Ltd. (a)	11,957	123,993
Reliance Power Ltd. (a)	66,366	82,431
Rural Electrification Corp. Ltd.	35,214	172,977
Sesa Sterlite Ltd.	135,671	566,056
Shree Cement Ltd.	1,088	160,733
Shriram Transport Finance Co. Ltd.	13,164	203,643
Siemens India Ltd.	8,899	126,483
State Bank of India	15,240	670,658
Common Stocks - continued
	Shares	Value
India - continued
Steel Authority of India Ltd.	89,268	$ 120,820
Sun Pharmaceutical Industries Ltd.	76,887	1,058,107
Sun TV Ltd.	6,352	33,782
Tata Chemicals Ltd. (a)	3,139	21,281
Tata Communications Ltd.	5,874	38,493
Tata Consultancy Services Ltd.	46,960	1,998,031
Tata Motors Ltd. (a)	97,228	849,445
Tata Power Co. Ltd. (a)	101,826	155,436
Tata Steel Ltd.	25,693	205,070
Tech Mahindra Ltd.	11,399	467,265
Titan Co. Ltd. (a)	14,520	95,381
Torrent Power Ltd. (a)	8,080	21,641
Ultratech Cemco Ltd. (a)	6,843	283,879
Union Bank of India	10,272	37,703
Unitech Ltd. (a)	115,110	38,404
United Breweries Ltd.	6,396	72,747
United Spirits Ltd. (a)	5,754	258,845
Wipro Ltd.	49,858	460,546
Wockhardt Ltd.	2,417	29,822
Yes Bank Ltd.	19,236	217,823
Zee Entertainment Enterprises Ltd.	47,447	265,917
TOTAL INDIA		39,935,208
Indonesia - 2.7%
PT Adaro Energy Tbk	1,213,500	114,115
PT Aneka Tambang Tbk	213,000	17,107
PT Astra Agro Lestari Tbk	28,500	55,431
PT Astra International Tbk	2,028,900	1,137,627
PT Bank Central Asia Tbk	1,228,600	1,326,324
PT Bank Danamon Indonesia Tbk Series A	301,400	105,113
PT Bank Mandiri (Persero) Tbk	941,900	808,954
PT Bank Negara Indonesia (Persero) Tbk	762,800	375,958
PT Bank Rakyat Indonesia Tbk	1,078,700	988,517
PT Charoen Pokphand Indonesia Tbk	753,400	262,013
PT Global Mediacom Tbk	435,600	70,698
PT Gudang Garam Tbk	47,100	225,395
PT Indo Tambangraya Megah Tbk	38,000	66,675
PT Indocement Tunggal Prakarsa Tbk	130,400	258,451
PT Indofood CBP Sukses Makmur Tbk	114,500	104,709
PT Indofood Sukses Makmur Tbk	426,200	240,734
PT Indosat Tbk (a)	101,000	30,638
PT International Nickel Indonesia Tbk	187,500	58,760
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Jasa Marga Tbk	187,200	$ 98,421
PT Kalbe Farma Tbk	2,043,500	288,527
PT Media Nusantara Citra Tbk	508,200	117,816
PT Perusahaan Gas Negara Tbk Series B	1,075,200	529,633
PT Semen Gresik (Persero) Tbk	290,400	381,456
PT Surya Citra Media Tbk	385,500	107,909
PT Tambang Batubara Bukit Asam Tbk	78,300	84,005
PT Telkomunikasi Indonesia Tbk Series B	5,042,100	1,148,326
PT Tower Bersama Infrastructure Tbk	185,600	136,712
PT Unilever Indonesia Tbk	111,400	280,479
PT United Tractors Tbk	152,200	231,191
PT XL Axiata Tbk	272,600	124,660
TOTAL INDONESIA		9,776,354
Malaysia - 4.6%
AirAsia Bhd	119,700	90,954
Alliance Financial Group Bhd	104,200	151,811
AMMB Holdings Bhd	174,100	358,821
Astro Malaysia Holdings Bhd	157,900	158,412
Axiata Group Bhd	497,700	1,066,513
Berjaya Sports Toto Bhd	99,569	109,248
British American Tobacco (Malaysia) Bhd	14,200	300,128
Bumi Armada Bhd	404,700	193,187
Bumiputra-Commerce Holdings Bhd	504,666	996,156
DiGi.com Bhd	366,800	690,215
Felda Global Ventures Holdings Bhd	191,200	212,635
Gamuda Bhd	200,100	311,683
Genting Bhd	217,600	644,866
Genting Malaysia Bhd	302,700	395,707
Hong Leong Bank Bhd	56,100	249,316
Hong Leong Credit Bhd	22,300	122,658
IHH Healthcare Bhd	277,200	416,995
IJM Corp. Bhd	119,100	250,312
IOI Corp. Bhd	363,400	540,064
IOI Properties Group Sdn Bhd	171,166	143,098
KLCC Property Holdings Bhd	41,800	88,622
Kuala Lumpur Kepong Bhd	53,200	371,804
Lafarge Malaysia Bhd	43,900	139,786
Malayan Banking Bhd	439,564	1,296,277
Malaysia Airports Holdings Bhd	73,222	160,685
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	22,617
Maxis Bhd	263,800	540,425
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd	147,300	$ 307,195
MMC Corp. Bhd	75,300	60,431
Parkson Holdings Bhd	54,606	41,841
Petronas Chemicals Group Bhd	289,200	540,234
Petronas Dagangan Bhd	28,200	175,060
Petronas Gas Bhd	78,000	534,650
PPB Group Bhd	60,800	292,305
Public Bank Bhd	310,500	1,749,838
RHB Capital Bhd	70,613	188,815
SapuraKencana Petroleum Bhd	385,600	399,584
Sime Darby Bhd	305,743	899,420
SP Setia Bhd	71,972	72,969
Telekom Malaysia Bhd	106,193	232,420
Tenaga Nasional Bhd	137,100	556,793
UEM Land Holdings Bhd	170,200	97,264
UMW Holdings Bhd	66,200	235,252
YTL Corp. Bhd	541,686	273,329
YTL Power International Bhd	275,070	132,927
TOTAL MALAYSIA		16,813,322
Malta - 0.1%
Brait SA	32,414	243,566
Mexico - 5.8%
Alfa SA de CV Series A	283,300	902,731
Alpek SA de CV	31,800	56,250
America Movil S.A.B. de CV Series L	2,979,200	3,634,884
CEMEX S.A.B. de CV unit	1,215,452	1,497,399
Coca-Cola FEMSA S.A.B. de CV Series L	41,800	440,993
Compartamos S.A.B. de CV	114,600	255,220
Concentradora Fibra Danhos SA de CV	19,200	48,676
Controladora Commercial Mexicana S.A.B. de CV unit	41,700	163,378
Embotelladoras Arca S.A.B. de CV	26,100	168,079
Fibra Uno Administracion SA de CV	226,500	787,168
Fomento Economico Mexicano S.A.B. de CV unit	215,800	2,075,590
Genomma Lab Internacional SA de CV (a)	75,800	191,326
Gruma S.A.B. de CV Series B	15,800	173,989
Grupo Aeroportuario del Pacifico SA de CV Series B	35,200	239,489
Grupo Aeroportuario del Sureste SA de CV Series B	23,200	310,143
Grupo Bimbo S.A.B. de CV Series A	185,400	542,312
Grupo Carso SA de CV Series A1	49,200	281,106
Grupo Comercial Chedraui S.A.B. de CV	29,300	103,068
Grupo Elektra SA de CV	3,140	119,386
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte S.A.B. de CV Series O	228,100	$ 1,463,329
Grupo Financiero Inbursa S.A.B. de CV Series O	208,000	624,637
Grupo Financiero Santander Mexico S.A.B. de CV	151,300	403,130
Grupo Lala S.A.B. de CV	52,200	119,779
Grupo Mexico SA de CV Series B	392,407	1,348,309
Grupo Sanborns SA de CV	34,200	54,730
Grupo Televisa SA de CV	263,400	1,903,580
Industrias Bachoco SA de CV Series B	15,700	79,863
Industrias CH SA de CV (a)	17,000	92,106
Industrias Penoles SA de CV	12,125	272,119
Infraestructura Energetica Nova S.A.B. de CV	18,400	112,617
Kimberly-Clark de Mexico SA de CV Series A	82,300	190,498
Mexichem S.A.B. de CV	107,627	440,299
Minera Frisco S.A.B. de CV (a)	45,200	80,423
OHL Mexico S.A.B. de CV (a)	64,300	180,969
Organizacion Soriana S.A.B. de CV Series B	27,400	89,548
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	19,400	266,504
Wal-Mart de Mexico SA de CV Series V	561,600	1,298,254
TOTAL MEXICO		21,011,881
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	14,643	81,281
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	65,265	74,803
MCB Bank Ltd.	82,761	225,922
National Bank of Pakistan	46,662	27,267
Oil & Gas Development Co. Ltd.	61,317	136,045
Pakistan Petroleum Ltd.	38,913	77,383
TOTAL PAKISTAN		541,420
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,100
Compania de Minas Buenaventura SA sponsored ADR	20,705	190,486
TOTAL PERU		193,586
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	208,170	240,830
Aboitiz Power Corp.	176,800	161,229
Alliance Global Group, Inc.	413,500	232,577
Ayala Corp.	23,430	359,394
Ayala Land, Inc.	551,400	411,194
Bank of the Philippine Islands (BPI)	159,512	337,329
Common Stocks - continued
	Shares	Value
Philippines - continued
BDO Unibank, Inc.	146,082	$ 318,226
Bloomberry Resorts Corp. (a)	282,000	97,359
DMCI Holdings, Inc.	421,350	151,915
Emperador, Inc.	196,100	46,362
Globe Telecom, Inc.	3,100	116,164
GT Capital Holdings, Inc.	7,160	160,881
International Container Terminal Services, Inc.	85,790	221,229
JG Summit Holdings, Inc.	208,470	295,659
Jollibee Food Corp.	43,140	188,020
LT Group, Inc.	246,300	77,971
Manila Electric Co.	30,800	179,445
Metropolitan Bank & Trust Co.	112,755	206,886
Petron Corp.	243,400	63,920
Philippine Long Distance Telephone Co.	8,420	587,575
PNOC Energy Development Corp.	705,500	120,786
San Miguel Corp.	67,710	109,264
SM Investments Corp.	31,767	553,560
SM Prime Holdings, Inc.	751,900	292,284
Top Frontier Investment Holdings, Inc.	4,146	10,128
Travellers International Hotel Group, Inc.	159,600	34,516
Universal Robina Corp.	86,680	358,328
TOTAL PHILIPPINES		5,933,031
Poland - 1.8%
Alior Bank SA (a)	4,396	97,593
Bank Handlowy w Warszawie SA	3,120	105,380
Bank Millennium SA	38,550	95,537
Bank Polska Kasa Opieki SA	13,184	689,076
Bank Zachodni WBK SA	2,892	327,456
BRE Bank SA	1,222	180,836
Cyfrowy Polsat SA	21,698	165,957
ENEA SA	21,727	103,176
Energa SA	31,163	231,505
Eurocash SA	7,418	73,073
Getin Noble Bank SA (a)	109,511	84,507
ING Bank Slaski SA	3,045	126,073
Jastrzebska Spolka Weglowa SA (a)	3,819	32,814
KGHM Polska Miedz SA (Bearer)	14,099	543,573
LPP SA	130	387,727
Polish Oil & Gas Co. SA	181,433	270,860
Polska Grupa Energetyczna SA	73,731	483,618
Polski Koncern Naftowy Orlen SA	30,871	384,181
Common Stocks - continued
	Shares	Value
Poland - continued
Powszechna Kasa Oszczednosci Bank SA	87,145	$ 968,623
Powszechny Zaklad Ubezpieczen SA	5,522	827,653
Synthos SA	55,272	68,571
Tauron Polska Energia SA	111,902	174,696
Telekomunikacja Polska SA	61,620	184,716
TOTAL POLAND		6,607,201
Russia - 4.8%
Aeroflot - Russian Airlines (a)	29,070	25,819
E.ON Russia JSC (a)	1,267,859	73,666
Federal Grid Co. of Unified Energy System (a)	24,221,526	30,191
Gazprom OAO sponsored ADR (Reg. S)	548,999	3,638,765
Inter Rao Ues JSC (a)	180,564,990	40,261
LSR Group OJSC GDR (Reg. S)	19,286	56,315
LUKOIL Oil Co. sponsored ADR (United Kingdom)	48,250	2,369,075
Magnit OJSC GDR (Reg. S)	27,842	1,865,414
Magnitogorsk Iron & Steel Works OJSC unit (a)	5,623	15,913
Megafon OJSC GDR	9,195	215,163
Mobile TeleSystems OJSC sponsored ADR	49,547	708,522
Moscow Exchange MICEX-RTS OAO	136,640	184,261
Norilsk Nickel OJSC ADR	47,885	891,140
NOVATEK OAO GDR (Reg. S)	11,229	1,205,995
Novolipetsk Steel OJSC GDR (Reg. S)	9,656	123,597
Pharmstandard OJSC unit (a)	3,498	43,725
PhosAgro OJSC GDR (Reg. S)	7,172	76,740
Rosneft Oil Co. OJSC GDR (Reg. S)	114,432	637,386
Rostelecom sponsored ADR	17,751	263,247
RusHydro JSC sponsored ADR	119,773	199,542
Russian Grids OAO (a)	1,422,195	17,092
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	69,176
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	259,798	1,971,867
Severstal GDR (Reg. S)	16,078	169,944
Sistema JSFC sponsored GDR	12,948	104,555
Surgutneftegas sponsored ADR	72,321	475,872
Tatneft OAO sponsored ADR	23,843	849,526
TMK OAO GDR (Reg. S)	4,086	31,993
Uralkali OJSC GDR (Reg. S)	22,168	396,142
VTB Bank OJSC sponsored GDR (Reg. S)	256,761	485,022
TOTAL RUSSIA		17,235,926
South Africa - 9.0%
Adcock Ingram Holdings Ltd. (a)	13,517	60,662
Common Stocks - continued
	Shares	Value
South Africa - continued
Aeci Ltd.	11,436	$ 128,101
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	8,690	107,071
Anglo American Platinum Ltd. (a)	5,839	184,205
AngloGold Ashanti Ltd. (a)	39,528	330,333
ArcelorMittal South Africa Ltd. (a)	13,816	40,785
Aspen Pharmacare Holdings Ltd.	30,465	1,086,711
Assore Ltd.	3,184	59,089
Attacq Ltd. (a)	43,951	85,633
Aveng Ltd. (a)	35,748	65,664
AVI Ltd.	30,636	199,708
Barclays Africa Group Ltd.	32,852	518,734
Barloworld Ltd.	20,854	181,073
Bidvest Group Ltd.	32,389	890,850
Capital Property Fund	145,768	168,899
Capitec Bank Holdings Ltd.	5,966	157,375
Clicks Group Ltd.	23,831	162,262
Coronation Fund Managers Ltd.	26,514	229,569
DataTec Ltd.	20,360	102,448
Discovery Holdings Ltd.	29,179	265,421
Exxaro Resources Ltd.	13,322	138,900
FirstRand Ltd.	326,547	1,397,404
Foschini Ltd.	19,796	223,702
Fountainhead Property Trust	38,899	28,567
Gold Fields Ltd.	77,604	251,642
Grindrod Ltd.	49,591	101,612
Growthpoint Properties Ltd.	207,093	502,254
Harmony Gold Mining Co. Ltd. (a)	30,915	49,940
Illovo Sugar Ltd.	21,553	51,588
Impala Platinum Holdings Ltd. (a)	50,653	368,724
Imperial Holdings Ltd.	16,823	289,719
Investec Ltd.	24,292	221,782
JD Group Ltd. (a)	9,706	21,683
JSE Ltd.	8,453	82,309
Kumba Iron Ore Ltd.	5,951	148,617
Liberty Holdings Ltd.	9,434	109,173
Life Healthcare Group Holdings Ltd.	94,259	356,364
Massmart Holdings Ltd.	10,787	116,508
Mediclinic International Ltd.	41,750	372,844
MMI Holdings Ltd.	99,113	253,314
Mondi Ltd.	11,553	193,169
Mr Price Group Ltd.	22,172	458,627
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	175,119	$ 3,873,980
Murray & Roberts Holdings Ltd.	37,902	77,833
Nampak Ltd.	59,105	240,980
Naspers Ltd. Class N	36,052	4,486,631
Nedbank Group Ltd.	19,854	432,442
Netcare Ltd.	149,556	452,204
Northam Platinum Ltd. (a)	29,979	92,331
Omnia Holdings Ltd.	6,394	127,535
Pick 'n Pay Holdings Ltd.	21,265	44,652
Pick 'n Pay Stores Ltd.	22,671	109,617
Pretoria Portland Cement Co. Ltd.	40,407	108,438
PSG Group Ltd.	5,486	57,199
Remgro Ltd.	48,663	1,116,142
Reunert Ltd.	14,533	76,699
RMB Holdings Ltd.	65,671	364,444
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	23,098
Sanlam Ltd.	175,817	1,110,239
Santam Ltd.	3,243	60,069
Sappi Ltd. (a)	52,267	206,466
Sasol Ltd.	55,141	2,753,479
Shoprite Holdings Ltd.	43,657	632,427
Sibanye Gold Ltd.	67,594	127,359
Spar Group Ltd.	18,123	211,944
Standard Bank Group Ltd.	120,744	1,518,913
Steinhoff International Holdings Ltd.	247,741	1,266,810
Sun International Ltd.	9,109	101,993
Telkom SA Ltd. (a)	30,476	161,806
Tiger Brands Ltd.	15,082	453,441
Tongaat Hulett Ltd.	11,187	147,676
Truworths International Ltd.	40,480	277,091
Vodacom Group Ltd.	32,003	388,310
Wilson Bayly Holmes-Ovcon Ltd.	4,254	50,143
Woolworths Holdings Ltd.	99,971	710,508
TOTAL SOUTH AFRICA		32,625,934
Taiwan - 13.3%
Acer, Inc. (a)	247,000	169,471
Advanced Semiconductor Engineering, Inc.	620,940	747,906
Advantech Co. Ltd.	33,784	234,685
Asia Cement Corp.	236,153	304,386
ASUSTeK Computer, Inc.	70,000	713,599
AU Optronics Corp.	883,000	420,157
Common Stocks - continued
	Shares	Value
Taiwan - continued
Capital Securities Corp.	210,195	$ 67,852
Catcher Technology Co. Ltd.	73,000	615,286
Cathay Financial Holding Co. Ltd.	793,641	1,306,171
Cathay Real Estate Development Co. Ltd.	85,000	44,263
Chang Hwa Commercial Bank	339,293	213,588
Cheng Shin Rubber Industry Co. Ltd.	186,937	435,926
Cheng Uei Precision Industries Co. Ltd.	36,109	60,205
Chicony Electronics Co. Ltd.	55,485	159,533
China Airlines Ltd. (a)	186,043	72,722
China Development Finance Holding Corp.	1,438,800	461,765
China Motor Co. Ltd.	62,000	56,422
China Steel Corp.	1,252,204	1,078,618
Chinatrust Financial Holding Co. Ltd.	1,487,516	1,041,540
Chunghwa Telecom Co. Ltd.	376,000	1,145,399
Compal Electronics, Inc.	400,000	295,186
Delta Electronics, Inc.	203,000	1,215,938
E.SUN Financial Holdings Co. Ltd.	684,952	433,161
EPISTAR Corp.	80,000	144,439
Eternal Materials Co. Ltd.	74,160	73,345
EVA Airways Corp. (a)	187,900	109,919
Evergreen Marine Corp. (Taiwan) (a)	156,000	92,063
Far Eastern International Bank	154,348	51,954
Far Eastern Textile Ltd.	392,907	412,514
Far EasTone Telecommunications Co. Ltd.	161,000	355,749
Feng Hsin Iron & Steel Co.	52,000	63,937
First Financial Holding Co. Ltd.	753,001	462,881
Formosa Chemicals & Fibre Corp.	440,760	1,024,674
Formosa Petrochemical Corp.	190,000	445,296
Formosa Plastics Corp.	490,520	1,131,024
Formosa Taffeta Co. Ltd.	96,000	96,914
Foxconn Technology Co. Ltd.	106,325	283,251
Fubon Financial Holding Co. Ltd.	728,334	1,231,090
Giant Manufacturing Co. Ltd.	29,000	234,446
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,266,041	4,000,772
Hotai Motor Co. Ltd.	40,000	584,412
HTC Corp. (a)	76,000	335,993
Hua Nan Financial Holdings Co. Ltd.	686,698	406,256
Innolux Corp.	904,347	412,638
Inotera Memories, Inc. (a)	256,000	395,025
Inventec Corp.	283,865	197,210
Largan Precision Co. Ltd.	10,000	701,398
Lite-On Technology Corp.	213,010	298,476
Common Stocks - continued
	Shares	Value
Taiwan - continued
Macronix International Co. Ltd. (a)	296,101	$ 66,433
MediaTek, Inc.	146,292	2,086,225
Mega Financial Holding Co. Ltd.	1,007,098	833,982
Nan Ya Plastics Corp.	570,860	1,179,593
Nan Ya Printed Circuit Board Corp. (a)	19,000	26,335
Novatek Microelectronics Corp.	57,000	294,575
Oriental Union Chemical Corp.	61,300	46,300
Pegatron Corp.	168,000	305,702
Pou Chen Corp.	269,000	296,161
President Chain Store Corp.	57,000	426,333
President Securities Corp.	85,500	44,658
Quanta Computer, Inc.	266,000	668,615
Realtek Semiconductor Corp.	43,401	143,637
Shin Kong Financial Holding Co. Ltd.	647,145	196,254
Siliconware Precision Industries Co. Ltd.	285,000	405,923
Sinopac Holdings Co.	920,338	398,965
Synnex Technology International Corp.	125,000	175,458
Taishin Financial Holdings Co. Ltd.	840,060	400,112
Taiwan Business Bank	365,937	109,914
Taiwan Cement Corp.	316,000	482,644
Taiwan Cooperative Financial Holding Co. Ltd.	632,243	337,634
Taiwan Fertilizer Co. Ltd.	88,000	155,879
Taiwan Glass Industry Corp.	137,475	106,486
Taiwan Mobile Co. Ltd.	167,900	543,973
Taiwan Secom Co.	26,390	69,867
Taiwan Semiconductor Manufacturing Co. Ltd.	2,388,000	10,335,530
TECO Electric & Machinery Co. Ltd.	174,000	193,304
Ton Yi Industrial Corp.	55,000	32,650
Transcend Information, Inc.	25,000	84,337
U-Ming Marine Transport Corp.	49,000	76,716
Unified-President Enterprises Corp.	454,676	780,591
Unimicron Technology Corp.	123,000	94,532
United Microelectronics Corp.	1,180,000	523,102
Vanguard International Semiconductor Corp.	73,000	109,503
Walsin Lihwa Corp. (a)	285,000	94,470
Wan Hai Lines Ltd.	103,000	76,060
Wistron Corp.	240,831	252,626
Yang Ming Marine Transport Corp. (a)	166,900	76,284
Yuanta Financial Holding Co. Ltd.	980,184	492,974
Yuen Foong Yu Paper Manufacturing Co.	120,000	49,668
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yulon Motor Co. Ltd.	90,000	$ 132,572
Yulon Nissan Motor Co. Ltd.	2,000	18,725
TOTAL TAIWAN		48,064,757
Thailand - 2.9%
Advanced Info Service PCL (For. Reg.)	119,500	877,174
Airports of Thailand PCL (For. Reg.)	40,700	302,332
Bangkok Bank PCL (For. Reg.)	47,600	295,170
Bangkok Dusit Medical Services PCL (For. Reg.)	323,900	183,876
Bangkok Life Assurance PCL	39,340	69,762
Bank of Ayudhya PCL	155,700	228,115
Banpu PCL (For. Reg.)	92,900	80,577
BEC World PCL (For. Reg.)	99,200	146,953
Berli Jucker PCL (For. Reg)	45,400	63,421
Big C Supercenter PCL	17,600	125,809
Big C Supercenter PCL (For. Reg.)	16,900	120,805
BTS Group Holdings PCL	609,900	192,971
C.P. ALL PCL (For. Reg.)	430,700	601,486
Central Pattana PCL (For. Reg.)	133,600	198,016
Charoen Pokphand Foods PCL (For. Reg.)	315,600	302,837
Delta Electronics PCL (For. Reg.)	46,000	91,301
Electricity Generating PCL (For. Reg.)	22,200	117,222
Glow Energy PCL (For. Reg.)	38,900	119,550
Home Product Center PCL (For. Reg.)	334,912	95,579
Indorama Ventures PCL:
warrants 8/24/17 (a)	12,420	1,368
warrants 8/24/18 (a)	9,554	862
(For. Reg.)	124,200	91,113
Intouch Holdings PCL	38,800	88,088
Intouch Holdings PCL (For. Reg)	106,900	242,696
IRPC PCL (For. Reg.)	883,800	92,753
Kasikornbank PCL (For. Reg.)	118,000	854,645
Krung Thai Bank PCL (For. Reg.)	345,370	247,028
Land & House PCL	63,000	19,718
Land & House PCL (For. Reg.)	246,300	77,087
Minor International PCL:
warrants 10/16/17 (a)	7,235	1,380
(For. Reg.)	144,700	154,318
PTT Exploration and Production PCL (For. Reg.)	135,939	610,980
PTT Global Chemical PCL (For. Reg.)	165,839	314,682
PTT PCL (For. Reg.)	85,600	968,457
Ratchaburi Electric Generating Holding PCL (For. Reg.)	32,800	61,193
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	30,700	$ 426,107
Siam City Cement PCL (For. Reg.)	6,500	83,796
Siam Commercial Bank PCL (For. Reg.)	158,400	863,495
Thai Airways International PCL (For. Reg.) (a)	42,500	18,648
Thai Oil PCL (For. Reg.)	78,100	107,125
Thai Union Frozen Products PCL (For. Reg.)	46,180	105,592
TMB PCL (For. Reg.)	2,173,700	205,422
Total Access Communication PCL	46,600	148,093
Total Access Communication PCL (For. Reg.)	26,200	83,263
True Corp. PCL (For. Reg.) (a)	904,248	327,704
TOTAL THAILAND		10,408,569
Turkey - 1.8%
Akbank T.A.S.	161,445	583,269
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	19,816	231,803
Arcelik A/S	19,562	120,136
Aselsan A/S	11,566	52,557
Bim Birlesik Magazalar A/S JSC	21,996	502,732
Coca-Cola Icecek Sanayi A/S	6,210	141,654
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	182,939	205,767
Enka Insaat ve Sanayi A/S	40,742	98,617
Eregli Demir ve Celik Fabrikalari T.A.S.	138,683	288,890
Ford Otomotiv Sanayi A/S	6,316	80,703
Haci Omer Sabanci Holding A/S	80,650	368,298
Koc Holding A/S	63,817	325,883
Koza Altin Isletmeleri A/S	3,489	22,526
TAV Havalimanlari Holding A/S	14,950	125,444
Tofas Turk Otomobil Fabrikasi A/S	11,852	74,387
Tupras Turkiye Petrol Rafinelleri A/S	11,670	253,336
Turk Hava Yollari AO (a)	55,904	183,358
Turk Sise ve Cam Fabrikalari A/S	57,378	87,255
Turk Telekomunikasyon A/S	52,108	149,808
Turkcell Iletisim Hizmet A/S (a)	76,889	446,977
Turkiye Garanti Bankasi A/S	212,345	828,760
Turkiye Halk Bankasi A/S	64,564	431,366
Turkiye Is Bankasi A/S Series C	143,176	358,157
Turkiye Vakiflar Bankasi TAO	100,629	216,411
Ulker Biskuvi Sanayi A/S	15,704	115,873
Yapi ve Kredi Bankasi A/S	87,375	191,445
TOTAL TURKEY		6,485,412
Common Stocks - continued
	Shares	Value
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC (a)	148,036	$ 318,400
Air Arabia PJSC (a)	217,021	77,993
Aldar Properties PJSC (a)	307,739	268,109
Arabtec Holding Co. (a)	200,159	230,513
Dana Gas PJSC (a)	266,990	43,614
Deyaar Development PJSC (a)	135,258	40,139
DP World Ltd.	15,867	304,012
Dubai Financial Market PJSC (a)	148,541	111,214
Dubai Investments Ltd. (a)	80,162	67,002
Dubai Islamic Bank Pakistan Ltd. (a)	71,634	147,442
Emaar Malls Group PJSC (a)	200,000	174,789
Emaar Properties PJSC (a)	356,435	970,419
First Gulf Bank PJSC	95,667	472,735
Union National Bank (a)	107,331	201,045
Union Properties Ltd. (a)	81,922	39,478
Waha Capital PJSC (a)	87,715	65,673
TOTAL UNITED ARAB EMIRATES		3,532,577
TOTAL COMMON STOCKS (Cost $313,286,676)		333,109,569
Nonconvertible Preferred Stocks - 5.0%

Brazil - 4.5%
AES Tiete SA (PN) (non-vtg.)	9,400	70,977
Banco Bradesco SA (PN)	204,340	3,077,593
Bradespar SA (PN)	23,800	160,786
Braskem SA (PN-A)	15,400	112,677
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	93,879
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	14,600	612,188
Companhia de Gas de Sao Paulo	1,000	19,714
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,999	46,560
Companhia Energetica de Minas Gerais (CEMIG) (PN)	71,995	413,450
Companhia Energetica de Sao Paulo Series B	18,300	180,423
Companhia Paranaense de Energia-Copel (PN-B)	8,900	124,311
Gerdau SA (PN)	79,400	355,360
Itau Unibanco Holding SA	275,431	4,084,947
Itausa-Investimentos Itau SA (PN)	315,422	1,258,938
Lojas Americanas SA (PN)	52,070	307,221
Metalurgica Gerdau SA (PN)	28,600	154,663
Oi SA (PN)	337,900	177,275
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	431,400	$ 2,660,233
Suzano Papel e Celulose SA	27,800	117,353
Telefonica Brasil SA	29,800	608,652
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	39,200	90,173
Vale SA (PN-A)	188,300	1,637,623
TOTAL BRAZIL		16,364,996
Chile - 0.1%
Embotelladora Andina SA Class B	23,994	75,353
Sociedad Quimica y Minera de Chile SA (PN-B)	8,885	206,985
TOTAL CHILE		282,338
Colombia - 0.3%
BanColombia SA (PN)	44,059	619,289
Grupo Aval Acciones y Valores SA	356,511	241,717
Grupo de Inversiones Suramerica SA	13,195	266,016
TOTAL COLOMBIA		1,127,022
India - 0.0%
Zee Entertainment Enterprises Ltd.	665,091	9,335
Russia - 0.1%
AK Transneft OAO (a)	155	338,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,855,618)		18,122,411
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $999,817)	$ 1,000,000	999,856
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,396,361	$ 6,396,361
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	741,120	741,120
TOTAL MONEY MARKET FUNDS (Cost $7,137,481)		7,137,481
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $342,279,592)		359,369,317
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,473,020
NET ASSETS - 100%		$ 361,842,337
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
216 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 10,946,880	$ 287,573

The face value of futures purchased as a percentage of net assets is 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,774 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,161
Fidelity Securities Lending Cash Central Fund	27,962
Total	$ 34,123
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,857,128	$ 13,750,801	$ 13,106,327	$ -
Consumer Staples	29,766,150	18,905,417	10,860,733	-
Energy	38,999,953	18,063,681	20,936,272	-
Financials	105,353,631	43,274,884	62,078,747	-
Health Care	8,690,769	3,011,272	5,679,497	-
Industrials	22,948,406	7,630,621	14,885,094	432,691
Information Technology	45,192,020	1,492,408	43,699,612	-
Materials	29,206,542	14,684,171	14,483,662	38,709
Telecommunication Services	30,371,113	11,474,419	18,896,694	-
Utilities	13,846,268	6,007,601	7,838,667	-
Government Obligations	999,856	-	999,856	-
Money Market Funds	7,137,481	7,137,481	-	-
Total Investments in Securities:	$ 359,369,317	$ 145,432,756	$ 213,465,161	$ 471,400
Derivative Instruments:
Assets
Futures Contracts	$ 287,573	$ 287,573	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 95,812,557
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 287,573	$ -
Total Value of Derivatives	$ 287,573	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $676,328) - See accompanying schedule: Unaffiliated issuers (cost $335,142,111)	$ 352,231,836
Fidelity Central Funds (cost $7,137,481)	7,137,481
Total Investments (cost $342,279,592)		$ 359,369,317
Foreign currency held at value (cost $2,779,358)		2,776,996
Receivable for fund shares sold		985,891
Dividends receivable		222,154
Distributions receivable from Fidelity Central Funds		4,349
Receivable for daily variation margin for derivative instruments		39,474
Receivable from investment adviser for expense reductions		41,831
Other receivables		3,755
Total assets		363,443,767

Liabilities
Payable for fund shares redeemed	473,160
Accrued management fee	71,859
Other affiliated payables	29,010
Other payables and accrued expenses	286,281
Collateral on securities loaned, at value	741,120
Total liabilities		1,601,430

Net Assets		$ 361,842,337
Net Assets consist of:
Paid in capital		$ 351,184,379
Undistributed net investment income		6,018,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,443,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,083,708
Net Assets		$ 361,842,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($16,791,650 ÷ 1,652,701 shares)	$ 10.16

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($323,341,573 ÷ 31,796,293 shares)	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,597,911 ÷ 2,120,928 shares)	$ 10.18

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($111,203 ÷ 10,921 shares)	$ 10.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 8,501,134
Interest		611
Income from Fidelity Central Funds		34,123
Income before foreign taxes withheld		8,535,868
Less foreign taxes withheld		(953,211)
Total income		7,582,657

Expenses
Management fee	$ 670,738
Transfer agent fees	274,270
Independent trustees' compensation	1,085
Interest	860
Miscellaneous	409
Total expenses before reductions	947,362
Expense reductions	(402,076)	545,286
Net investment income (loss)		7,037,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,529)	(2,732,148)
Foreign currency transactions	(206,516)
Futures contracts	(428,790)
Total net realized gain (loss)		(3,367,454)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $132,805)	5,419,393
Assets and liabilities in foreign currencies	(3,715)
Futures contracts	176,040
Total change in net unrealized appreciation (depreciation)		5,591,718
Net gain (loss)		2,224,264
Net increase (decrease) in net assets resulting from operations		$ 9,261,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,037,371	$ 4,894,964
Net realized gain (loss)	(3,367,454)	(4,980,110)
Change in net unrealized appreciation (depreciation)	5,591,718	6,986,778
Net increase (decrease) in net assets resulting from operations	9,261,635	6,901,632
Distributions to shareholders from net investment income	(4,624,751)	(1,410,281)
Distributions to shareholders from net realized gain	-	(695,069)
Total distributions	(4,624,751)	(2,105,350)
Share transactions - net increase (decrease)	128,951,374	126,222,608
Redemption fees	77,190	278,931
Total increase (decrease) in net assets	133,665,448	131,297,821

Net Assets
Beginning of period	228,176,889	96,879,068
End of period (including undistributed net investment income of $6,018,159 and undistributed net investment income of $4,171,244, respectively)	$ 361,842,337	$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.26	.27	.02
Net realized and unrealized gain (loss)	.06	.19	(.06)	(.48)
Total from investment operations	.31	.45	.21	(.46)
Distributions from net investment income	(.19)	(.12)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	.02	.04	- J
Net asset value, end of period	$ 10.16	$ 10.04	$ 9.76	$ 9.54
Total Return B, C	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%	.46%	.46%	.46% A
Expenses net of fee waivers, if any	.31%	.32%	.33%	.33% A
Expenses net of all reductions	.31%	.32%	.33%	.33% A
Net investment income (loss)	2.50%	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,792	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	8%	33%	62%	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.26	.28	.02
Net realized and unrealized gain (loss)	.06	.21	(.06)	(.48)
Total from investment operations	.32	.47	.22	(.46)
Distributions from net investment income	(.20)	(.14)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.17	$ 10.05	$ 9.77	$ 9.54
Total Return B, C	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.22%	.22% A
Expenses net of all reductions	.20%	.20%	.22%	.22% A
Net investment income (loss)	2.61%	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 323,342	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.27	.28	.03
Net realized and unrealized gain (loss)	.06	.20	(.04)	(.49)
Total from investment operations	.32	.47	.24	(.46)
Distributions from net investment income	(.20)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13%	.13%	.15%	.15% A
Expenses net of all reductions	.13%	.13%	.15%	.15% A
Net investment income (loss)	2.68%	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,598	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.26	.28	.03
Net realized and unrealized gain (loss)	.06	.21	(.04)	(.49)
Total from investment operations	.33	.47	.24	(.46)
Distributions from net investment income	(.21)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10%	.10%	.12%	.12% A
Expenses net of all reductions	.10%	.10%	.12%	.12% A
Net investment income (loss)	2.71%	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Life of fund A
Investor Class	0.46%	7.96%
Fidelity Advantage Class	0.59%	8.03%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Annual Report

Spartan Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Among sectors, health care (+24%) led the index, with a strong contribution from the pharmaceuticals, biotechnology & life sciences industry. Information technology (+21%) also outperformed. Conversely, materials (-4%) and energy (-1%) lagged the index due to a higher supply of and lower demand for commodities.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the 12-month period ending October 31, 2014, the fund's Investor Class and Fidelity Advantage® Class shares gained 0.46% and 0.59%, respectively, compared with 0.18% for the MSCI ACWI (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Health care was the strongest-performing sector in the benchmark. Within that group, various large European drug makers made meaningful contributions, most notably Novartis and Roche Holdings (based in Switzerland), AstraZeneca (U.K.) and Novo-Nordisk (Denmark). Information technology stocks were another source of strength, led by Chinese social-media company Tencent Holdings. In contrast, materials and energy stocks lagged. Australian mining company BHP Billiton was a standout detractor in the materials sector, while Russian energy giant Gazprom suffered a roughly -27% return. The biggest individual detractor of the period was Tesco, a U.K. retailer whose shares hit their lowest point in more than a decade.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.2	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.6
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
	8.6
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	26.6
Industrials	9.5	10.1
Consumer Discretionary	9.4	9.6
Consumer Staples	8.6	9.6
Health Care	8.3	7.8
Energy	8.3	9.5
Materials	7.2	8.3
Information Technology	7.0	6.9
Telecommunication Services	5.2	5.2
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan 14.1%
United Kingdom 12.9%
Canada 7.4%
Switzerland 6.1%
France 6.0%
Germany 5.7%
Australia 5.3%
Korea (South) 2.9%
Hong Kong 2.7%
Other* 36.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2014
United Kingdom 14.3%
Japan 13.3%
Canada 7.3%
France 7.0%
Germany 6.5%
Switzerland 6.5%
Australia 5.5%
Korea (South) 3.2%
Spain 2.5%
Other* 33.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Australia - 5.3%
AGL Energy Ltd.	25,980	$ 311,437
ALS Ltd.	13,184	65,292
Alumina Ltd. (a)	96,661	139,703
Amcor Ltd.	45,401	471,573
AMP Ltd.	111,907	577,107
APA Group unit	31,566	219,457
Asciano Ltd.	37,852	209,377
ASX Ltd.	7,447	236,273
Aurizon Holdings Ltd.	82,215	341,004
Australia & New Zealand Banking Group Ltd.	102,949	3,046,321
Bank of Queensland Ltd.	13,894	154,457
Bendigo & Adelaide Bank Ltd.	15,846	174,020
BHP Billiton Ltd.	120,747	3,612,370
Boral Ltd.	28,306	124,325
Brambles Ltd.	58,901	495,407
Caltex Australia Ltd.	5,354	147,466
CFS Retail Property Trust unit	79,760	148,353
Coca-Cola Amatil Ltd.	22,132	178,591
Cochlear Ltd.	2,008	130,143
Commonwealth Bank of Australia	60,799	4,323,386
Computershare Ltd.	17,571	190,692
Crown Ltd.	13,457	172,608
CSL Ltd.	17,974	1,269,017
DEXUS Property Group unit	205,824	219,986
Federation Centres unit	50,313	120,822
Flight Centre Travel Group Ltd.	2,316	85,935
Fortescue Metals Group Ltd.	56,013	172,875
Goodman Group unit	65,144	318,046
Harvey Norman Holdings Ltd.	21,817	73,366
Iluka Resources Ltd.	15,305	98,254
Incitec Pivot Ltd.	57,937	148,672
Insurance Australia Group Ltd.	87,709	507,179
Leighton Holdings Ltd.	3,883	75,598
Lend Lease Group unit	21,184	295,454
Macquarie Group Ltd.	10,877	587,837
Metcash Ltd.	34,879	87,113
Mirvac Group unit	142,488	226,059
National Australia Bank Ltd.	88,318	2,732,186
Newcrest Mining Ltd. (a)	29,272	243,438
Orica Ltd.	14,271	260,506
Origin Energy Ltd.	41,836	525,574
Qantas Airways Ltd. (a)	33,760	50,441
QBE Insurance Group Ltd.	50,984	517,891
Common Stocks - continued
	Shares	Value
Australia - continued
Ramsay Health Care Ltd.	5,019	$ 232,020
realestate.com.au Ltd.	1,949	78,040
Rio Tinto Ltd.	16,423	876,961
Santos Ltd.	37,287	427,281
Scentre Group unit (a)	201,162	641,695
SEEK Ltd.	12,614	185,109
Sonic Healthcare Ltd.	13,871	229,548
SP AusNet unit	65,013	78,594
Stockland Corp. Ltd. unit	86,453	323,229
Suncorp Group Ltd.	48,295	628,426
Sydney Airport unit	40,523	157,543
Tabcorp Holdings Ltd.	26,391	94,801
Tatts Group Ltd.	52,681	161,261
Telstra Corp. Ltd.	162,957	810,899
The GPT Group unit	62,197	226,078
Toll Holdings Ltd.	23,672	118,602
TPG Telecom Ltd.	11,850	76,728
Transurban Group unit	68,459	490,297
Treasury Wine Estates Ltd.	25,954	105,969
Wesfarmers Ltd.	42,902	1,669,647
Westfield Corp. unit	75,152	528,093
Westpac Banking Corp.	116,668	3,581,040
Woodside Petroleum Ltd.	27,700	983,915
Woolworths Ltd.	47,243	1,499,285
WorleyParsons Ltd.	7,968	95,104
TOTAL AUSTRALIA		38,385,776
Austria - 0.1%
Andritz AG	2,562	123,671
Erste Group Bank AG	10,702	272,382
IMMOFINANZ Immobilien Anlagen AG	32,179	97,264
OMV AG	5,311	166,953
Raiffeisen International Bank-Holding AG	4,537	96,768
Vienna Insurance Group AG	1,177	56,579
Voestalpine AG	4,358	174,514
TOTAL AUSTRIA		988,131
Bailiwick of Guernsey - 0.0%
Friends Life Group Ltd.	53,721	277,922
Bailiwick of Jersey - 0.8%
Experian PLC	37,430	561,944
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore Xstrata PLC	399,397	$ 2,043,890
Petrofac Ltd.	9,775	165,753
Randgold Resources Ltd.	3,403	199,172
Shire PLC	22,125	1,484,520
Wolseley PLC	10,013	531,310
WPP PLC	49,970	976,046
TOTAL BAILIWICK OF JERSEY		5,962,635
Belgium - 0.8%
Ageas	8,621	287,857
Anheuser-Busch InBev SA NV	30,117	3,339,807
Belgacom SA	5,721	215,867
Colruyt NV	2,743	124,932
Delhaize Group SA	3,950	270,081
Groupe Bruxelles Lambert SA	2,968	265,004
KBC Groupe SA (a)	9,394	503,257
Solvay SA Class A	2,247	306,081
Telenet Group Holding NV (a)	2,140	121,014
UCB SA	4,749	383,198
Umicore SA	3,962	155,106
TOTAL BELGIUM		5,972,204
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	96,000	59,964
Alibaba Pictures Group Ltd. (a)	190,000	39,445
Apollo Solar Energy Technology Holdings Ltd. (d)	450,000	102,672
Beijing Enterprises Water Group Ltd.	156,000	111,695
Brilliance China Automotive Holdings Ltd.	108,000	186,761
Cheung Kong Infrastructure Holdings Ltd.	23,000	167,999
China Gas Holdings Ltd.	74,000	132,303
China Resources Gas Group Ltd.	32,000	91,472
Cosco Pacific Ltd.	72,707	95,676
Credicorp Ltd. (United States)	2,501	402,661
First Pacific Co. Ltd.	80,852	87,256
GOME Electrical Appliances Holdings Ltd.	391,104	61,617
Haier Electronics Group Co. Ltd.	37,000	99,932
Kerry Properties Ltd.	24,000	82,330
Kunlun Energy Co. Ltd.	124,000	164,599
Li & Fung Ltd.	220,000	268,122
Nine Dragons Paper (Holdings) Ltd.	67,000	51,931
Noble Group Ltd.	157,131	146,267
NWS Holdings Ltd.	59,603	111,419
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	14,342	$ 322,565
Shangri-La Asia Ltd.	52,000	75,504
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	128,559
Yue Yuen Industrial (Holdings) Ltd.	26,500	88,960
TOTAL BERMUDA		3,079,709
Brazil - 1.2%
All America Latina Logistica SA	15,900	43,570
Ambev SA	176,400	1,167,505
B2W Companhia Global do Varejo (a)	3,900	50,806
Banco Bradesco SA	22,450	330,512
Banco do Brasil SA	32,300	361,467
Banco Santander SA (Brasil) unit	34,900	188,028
BB Seguridade Participacoes SA	26,300	350,893
BM&F BOVESPA SA	68,600	301,764
BR Malls Participacoes SA	15,500	124,480
BR Properties SA	5,800	29,305
Brasil Foods SA	24,700	642,844
CCR SA	32,000	238,266
Centrais Eletricas Brasileiras SA (Electrobras)	10,800	27,110
Cetip SA - Mercados Organizado	6,804	86,220
Cielo SA	26,564	436,212
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	11,800	92,337
Companhia de Saneamento de Minas Gerais	1,800	20,500
Companhia Siderurgica Nacional SA (CSN)	25,300	84,235
Cosan Logistica SA (a)	3,900	6,532
Cosan SA Industria e Comercio	3,900	54,442
CPFL Energia SA	9,700	72,812
Cyrela Brazil Realty SA	9,300	46,239
Drogasil SA	8,500	77,148
Duratex SA	9,944	35,716
Ecorodovias Infraestrutura e Logistica SA	8,100	36,219
Embraer SA	24,100	233,326
Energias do Brasil SA	10,900	42,537
Estacio Participacoes SA	10,200	118,140
Fibria Celulose SA (a)	8,800	106,577
Hypermarcas SA (a)	13,900	97,102
JBS SA	28,400	126,648
Klabin SA unit	16,600	82,065
Kroton Educacional SA	64,752	461,488
Localiza Rent A Car SA	5,680	81,880
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	7,875	$ 38,614
Lojas Renner SA	4,700	140,740
M. Dias Branco SA	1,000	38,888
Multiplan Empreendimentos Imobiliarios SA	3,100	64,117
Natura Cosmeticos SA	6,900	100,246
Odontoprev SA	7,700	27,812
Petroleo Brasileiro SA - Petrobras (ON)	111,600	659,809
Porto Seguro SA	4,700	56,334
Qualicorp SA (a)	7,700	78,308
Souza Cruz SA	15,200	122,807
Sul America SA unit	6,553	34,803
Terna Participacoes SA unit	2,800	20,792
TIM Participacoes SA	33,300	181,021
Totvs SA	4,300	62,681
Tractebel Energia SA	6,300	85,809
Ultrapar Participacoes SA	13,300	290,111
Vale SA	49,300	497,397
Via Varejo SA unit (a)	3,800	36,560
Weg SA	11,200	132,118
TOTAL BRAZIL		8,923,892
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	7,924	186,737
Agrium, Inc.	5,409	529,214
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,669	531,777
AltaGas Ltd.	4,886	201,587
ARC Resources Ltd.	11,578	273,052
ATCO Ltd. Class I (non-vtg.)	3,049	123,902
Athabasca Oil Corp. (a)	10,567	34,222
Bank of Montreal	24,029	1,742,505
Bank of Nova Scotia	45,561	2,790,134
Barrick Gold Corp.	43,927	521,488
Baytex Energy Corp.	6,320	193,124
BCE, Inc.	10,592	470,369
BlackBerry Ltd. (a)	19,386	203,553
Bombardier, Inc. Class B (sub. vtg.)	56,334	185,439
Brookfield Asset Management, Inc. Class A	20,872	1,021,701
CAE, Inc.	10,661	136,591
Cameco Corp.	14,991	260,302
Canadian Imperial Bank of Commerce	14,814	1,352,391
Canadian National Railway Co.	30,826	2,173,314
Canadian Natural Resources Ltd.	41,011	1,431,137
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Oil Sands Ltd.	18,492	$ 289,755
Canadian Pacific Railway Ltd.	6,571	1,366,789
Canadian Tire Ltd. Class A (non-vtg.)	2,934	321,684
Canadian Utilities Ltd. Class A (non-vtg.)	4,408	152,376
Catamaran Corp. (a)	7,776	370,499
Cenovus Energy, Inc.	28,312	700,609
CGI Group, Inc. Class A (sub. vtg.) (a)	8,455	290,248
CI Financial Corp.	8,416	244,703
Crescent Point Energy Corp.	15,530	513,280
Dollarama, Inc.	2,321	203,918
Eldorado Gold Corp.	28,149	153,851
Empire Co. Ltd. Class A (non-vtg.)	2,094	144,864
Enbridge, Inc.	31,271	1,479,688
Encana Corp.	27,914	520,114
Enerplus Corp.	8,125	116,355
Fairfax Financial Holdings Ltd. (sub. vtg.)	765	349,516
Finning International, Inc.	6,738	173,973
First Capital Realty, Inc.	2,971	48,530
First Quantum Minerals Ltd.	22,595	340,815
Fortis, Inc.	8,147	265,434
Franco-Nevada Corp.	6,047	283,075
George Weston Ltd.	1,948	159,152
Gildan Activewear, Inc.	4,542	270,574
Goldcorp, Inc.	30,613	574,478
Great-West Lifeco, Inc.	11,120	311,583
H&R REIT/H&R Finance Trust	5,557	110,593
Husky Energy, Inc.	13,010	314,096
IGM Financial, Inc.	3,910	156,393
Imperial Oil Ltd.	11,146	536,309
Industrial Alliance Insurance and Financial Services, Inc.	3,633	146,410
Intact Financial Corp.	4,820	323,187
Inter Pipeline Ltd.	12,019	378,683
Keyera Corp.	3,136	249,478
Kinross Gold Corp. (a)	44,425	94,995
Loblaw Companies Ltd.	8,512	443,480
Magna International, Inc. Class A (sub. vtg.)	8,168	806,183
Manulife Financial Corp.	69,515	1,319,308
MEG Energy Corp. (a)	5,635	135,994
Methanex Corp.	3,699	219,830
Metro, Inc. Class A (sub. vtg.)	3,373	237,027
National Bank of Canada	12,252	572,677
New Gold, Inc. (a)	20,473	74,295
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	3,401	$ 191,890
Open Text Corp.	4,578	252,855
Pacific Rubiales Energy Corp.	12,240	184,624
Pembina Pipeline Corp.	12,072	500,853
Pengrowth Energy Corp.	20,106	81,170
Penn West Petroleum Ltd.	17,783	80,470
Peyto Exploration & Development Corp.	5,603	158,140
Potash Corp. of Saskatchewan, Inc.	31,773	1,084,519
Power Corp. of Canada (sub. vtg.)	14,050	370,744
Power Financial Corp.	9,461	277,102
RioCan (REIT)	5,753	135,524
Rogers Communications, Inc. Class B (non-vtg.)	13,737	516,547
Royal Bank of Canada	53,983	3,832,288
Saputo, Inc.	9,262	262,809
Shaw Communications, Inc. Class B	14,876	381,981
Silver Wheaton Corp.	13,097	227,648
SNC-Lavalin Group, Inc.	5,524	238,007
Sun Life Financial, Inc.	22,855	812,969
Suncor Energy, Inc.	55,096	1,956,383
Talisman Energy, Inc.	39,201	250,082
Teck Resources Ltd. Class B (sub. vtg.)	21,419	338,470
TELUS Corp.	7,491	268,454
The Toronto-Dominion Bank	68,907	3,391,395
Thomson Reuters Corp.	13,490	501,873
Tim Hortons, Inc.	371	30,058
Tim Hortons, Inc. (Canada)	4,786	387,789
Tourmaline Oil Corp. (a)	6,499	233,135
TransAlta Corp.	10,294	100,104
TransCanada Corp.	26,519	1,307,068
Turquoise Hill Resources Ltd. (a)	31,312	105,017
Valeant Pharmaceuticals International (Canada) (a)	11,971	1,591,106
Vermilion Energy, Inc.	3,761	213,436
Yamana Gold, Inc.	31,511	125,535
TOTAL CANADA		50,517,385
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	26,500	158,968
Agile Property Holdings Ltd.	60,000	33,817
Agile Property Holdings Ltd. rights 11/11/14 (a)	7,500	496
Anta Sports Products Ltd.	37,000	72,623
ASM Pacific Technology Ltd.	8,100	89,104
Belle International Holdings Ltd.	170,000	216,329
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Biostime International Holdings Ltd.	5,000	$ 11,321
Chailease Holding Co. Ltd.	31,900	78,657
China Huishan Dairy Hld Co. Ltd. (d)	261,000	58,552
China Mengniu Dairy Co. Ltd.	51,000	225,277
China Resources Cement Holdings Ltd.	78,198	53,175
China Resources Land Ltd.	74,000	176,011
China State Construction International Holdings Ltd.	60,000	92,754
Country Garden Holdings Co. Ltd.	175,644	69,007
ENN Energy Holdings Ltd.	28,000	181,675
Evergrande Real Estate Group Ltd. (d)	219,000	84,157
GCL-Poly Energy Holdings Ltd. (a)	354,000	119,306
Geely Automobile Holdings Ltd.	185,000	82,815
Golden Eagle Retail Group Ltd. (H Shares)	14,000	17,163
Haitian International Holdings Ltd.	26,000	55,772
Hengan International Group Co. Ltd.	28,500	300,412
Intime Department Store Group Co. Ltd.	48,000	41,803
Kingboard Chemical Holdings Ltd.	21,400	42,161
Kingsoft Corp. Ltd.	27,000	63,750
Lee & Man Paper Manufacturing Ltd.	47,000	25,792
Longfor Properties Co. Ltd.	46,500	53,942
MGM China Holdings Ltd.	35,600	114,447
New World China Land Ltd.	106,000	64,439
Sands China Ltd.	91,600	571,319
Shenzhou International Group Holdings Ltd.	20,000	69,049
Shimao Property Holdings Ltd.	47,500	102,231
Shui On Land Ltd.	105,503	24,085
Sino Biopharmaceutical Ltd.	116,000	116,787
SOHO China Ltd.	75,500	55,403
Tencent Holdings Ltd.	192,900	3,100,341
Tingyi (Cayman Islands) Holding Corp.	76,000	189,069
TPK Holding Co. Ltd.	8,295	48,892
Uni-President China Holdings Ltd.	39,605	36,800
Want Want China Holdings Ltd.	229,000	312,715
Wynn Macau Ltd.	60,000	216,906
Yingde Gases Group Co. Ltd.	44,000	34,357
Zhen Ding Technology Holding Ltd.	11,302	31,004
Zhongsheng Group Holdings Ltd. Class H	16,000	16,479
TOTAL CAYMAN ISLANDS		7,509,162
Chile - 0.3%
AES Gener SA	69,218	38,385
Aguas Andinas SA	97,664	58,437
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Chile	1,055,249	$ 128,921
Banco de Credito e Inversiones	1,205	67,431
Banco Santander Chile	2,522,728	134,155
CAP SA	3,258	31,197
Cencosud SA	42,610	121,968
Colbun SA (a)	257,068	69,157
Compania Cervecerias Unidas SA	5,512	57,729
Compania de Petroleos de Chile SA (COPEC)	15,734	190,724
CorpBanca SA	5,160,356	68,964
Empresa Nacional de Electricidad SA	108,548	169,023
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,791	51,622
Empresas CMPC SA	45,946	112,186
Enersis SA	677,255	216,563
LATAM Airlines Group SA (a)	12,457	150,024
S.A.C.I. Falabella	36,097	263,535
Vina Concha y Toro SA	12,259	23,439
TOTAL CHILE		1,953,460
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	819,000	380,584
Air China Ltd. (H Shares)	70,000	45,332
Aluminum Corp. of China Ltd. (H Shares) (a)	158,000	70,332
Anhui Conch Cement Co. Ltd. (H Shares)	46,500	152,281
AviChina Industry & Technology Co. Ltd. (H Shares)	68,000	51,797
Bank Communications Co. Ltd. (H Shares)	342,000	256,435
Bank of China Ltd. (H Shares)	3,001,000	1,436,433
BBMG Corp. (H Shares)	44,000	31,113
Beijing Capital International Airport Co. Ltd. (H Shares)	58,000	42,569
BYD Co. Ltd. (H Shares)	24,000	152,465
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	17,799
China BlueChemical Ltd. (H Shares)	78,000	27,699
China Cinda Asset Mngmt Co. Ltd. (H Shares)	205,000	97,024
China CITIC Bank Corp. Ltd. (H Shares)	321,000	209,115
China Coal Energy Co. Ltd. (H Shares)	156,000	95,568
China Communications Construction Co. Ltd. (H Shares)	155,000	118,991
China Communications Services Corp. Ltd. (H Shares)	110,000	51,651
China Construction Bank Corp. (H Shares)	2,722,000	2,030,882
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	52,539
China Everbright Bank Co. Ltd. (H Shares)	100,000	49,031
China International Marine Containers (Group) Ltd. (H Shares)	16,700	39,005
China Life Insurance Co. Ltd. (H Shares)	282,000	841,480
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	106,000	$ 113,037
China Merchants Bank Co. Ltd. (H Shares)	168,751	312,734
China Minsheng Banking Corp. Ltd. (H Shares)	239,500	240,291
China National Building Materials Co. Ltd. (H Shares)	116,000	107,551
China Oilfield Services Ltd. (H Shares)	68,000	142,123
China Pacific Insurance Group Co. Ltd. (H Shares)	101,800	380,952
China Petroleum & Chemical Corp. (H Shares)	962,000	834,258
China Railway Construction Corp. Ltd. (H Shares)	71,500	75,118
China Railway Group Ltd. (H Shares)	164,000	101,172
China Shenhua Energy Co. Ltd. (H Shares)	129,500	365,000
China Shipping Container Lines Co. Ltd. (H Shares) (a)	156,000	44,491
China Telecom Corp. Ltd. (H Shares)	532,000	339,126
China Vanke Co. Ltd. (H Shares) (a)	44,800	83,462
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	75,803
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	97,000	46,682
CITIC Securities Co. Ltd. (H Shares)	38,000	94,816
CSR Corp. Ltd. (H Shares)	78,000	79,356
Datang International Power Generation Co. Ltd. (H Shares)	104,000	54,464
Dongfeng Motor Group Co. Ltd. (H Shares)	102,000	157,739
Great Wall Motor Co. Ltd. (H Shares)	37,000	162,602
Guangzhou Automobile Group Co. Ltd. (H Shares)	80,000	71,178
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	43,192
Haitong Securities Co. Ltd. (H Shares)	48,400	83,099
Huaneng Power International, Inc. (H Shares)	114,000	140,156
Industrial & Commercial Bank of China Ltd. (H Shares)	2,783,000	1,847,801
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	35,000	57,103
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	55,852
Jiangxi Copper Co. Ltd. (H Shares)	46,000	81,709
New China Life Insurance Co. Ltd. (H Shares)	30,800	115,259
People's Insurance Co. of China Group (H Shares)	237,000	102,442
PetroChina Co. Ltd. (H Shares)	796,000	996,548
PICC Property & Casualty Co. Ltd. (H Shares)	118,601	217,566
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	77,500	633,542
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	64,000	64,719
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	41,084
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	15,000	54,004
Shanghai Pharma Holding Co. Ltd. (H Shares)	24,300	60,812
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	46,000	44,490
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	45,577
Sinopharm Group Co. Ltd. (H Shares)	36,400	142,200
Tsingtao Brewery Co. Ltd. (H Shares)	14,000	103,491
Weichai Power Co. Ltd. (H Shares)	17,400	66,793
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	78,000	$ 65,956
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	50,418
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,500	83,857
Zijin Mining Group Co. Ltd. (H Shares)	200,000	51,212
ZTE Corp. (H Shares)	26,400	64,021
TOTAL CHINA		15,444,983
Colombia - 0.1%
Almacenes Exito SA	7,290	102,822
Cementos Argos SA	15,648	79,856
Cemex Latam Holdings SA (a)	6,935	61,884
Corporacion Financiera Colombiana SA	3,185	62,694
Corporacion Financiera Colombiana SA (RFD)	86	1,684
Ecopetrol SA	189,677	253,517
Grupo de Inversiones Suramerica SA	10,233	212,767
Interconexion Electrica SA ESP	13,185	56,393
Inversiones Argos SA	10,535	114,592
Isagen SA	24,857	32,740
TOTAL COLOMBIA		978,949
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	6,005	166,093
Komercni Banka A/S	606	129,805
Telefonica Czech Rep A/S	2,853	31,873
TOTAL CZECH REPUBLIC		327,771
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	147	333,872
Series B	267	622,153
Carlsberg A/S Series B	3,893	342,796
Coloplast A/S Series B	4,027	350,528
Danske Bank A/S	24,619	675,214
DSV de Sammensluttede Vognmaend A/S	6,873	205,513
Novo Nordisk A/S Series B	75,354	3,406,206
Novozymes A/S Series B	9,009	417,877
Pandora A/S	4,368	367,708
TDC A/S (d)	31,606	241,109
Tryg A/S	896	96,849
Vestas Wind Systems A/S (a)	8,547	286,075
William Demant Holding A/S (a)	886	67,142
TOTAL DENMARK		7,413,042
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Commercial International Bank SAE	16,134	$ 110,342
Commercial International Bank SAE sponsored GDR	14,156	96,261
Global Telecom Holding (a)	35,582	21,498
Global Telecom Holding GDR (a)	10,000	30,030
Talaat Moustafa Group Holding	38,829	57,076
Telecom Egypt SAE	7,964	15,148
TOTAL EGYPT		330,355
Finland - 0.6%
Elisa Corp. (A Shares)	5,192	142,489
Fortum Corp.	16,861	390,682
Kone Oyj (B Shares)	11,743	504,750
Metso Corp.	4,029	131,424
Neste Oil Oyj (d)	5,227	112,991
Nokia Corp.	140,519	1,174,162
Nokian Tyres PLC (d)	3,944	111,155
Orion Oyj (B Shares)	3,759	127,610
Sampo Oyj (A Shares)	16,684	798,041
Stora Enso Oyj (R Shares)	20,853	171,817
UPM-Kymmene Corp.	20,184	319,205
Wartsila Corp.	5,575	258,214
TOTAL FINLAND		4,242,540
France - 6.0%
Accor SA	6,337	266,110
Aeroports de Paris	1,141	134,920
Air Liquide SA	5,608	676,413
Air Liquide SA	6,490	782,796
Alcatel-Lucent SA (a)	106,004	323,872
Alstom SA (a)	8,141	284,147
Arkema SA	2,056	126,814
Atos Origin SA	3,089	213,252
AXA SA	68,108	1,571,285
BIC SA	1,083	134,997
BNP Paribas SA	39,729	2,496,290
Bollore Group (d)	192	90,949
Bollore Group (a)	1	457
Bouygues SA	7,416	256,032
Bureau Veritas SA	7,971	197,080
Cap Gemini SA	5,477	360,059
Carrefour SA	23,510	688,517
Casino Guichard Perrachon SA	2,186	224,027
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	2,069	$ 365,969
CNP Assurances	6,821	127,447
Compagnie de St. Gobain	16,716	717,352
Credit Agricole SA	37,493	554,180
Danone SA	21,776	1,488,010
Dassault Systemes SA	4,842	306,846
Edenred SA	7,564	209,482
EDF SA	4,008	118,283
EDF SA	4,600	135,754
EDF SA	648	19,124
Essilor International SA	7,647	844,248
Eurazeo SA	1,498	100,150
Eutelsat Communications	5,636	182,643
Fonciere des Regions	960	88,182
GDF Suez	54,352	1,318,292
Gecina SA	1,077	145,761
Groupe Eurotunnel SA	17,901	226,121
ICADE	1,378	109,637
Iliad SA	1,007	220,205
Imerys SA	1,199	85,960
JCDecaux SA	2,346	77,819
Kering SA	2,840	547,900
Klepierre SA	3,792	163,942
L'Oreal SA	4,308	675,361
L'Oreal SA	597	93,591
L'Oreal SA	4,500	705,461
Lafarge SA (a)	449	31,121
Lafarge SA	3,400	235,660
Lafarge SA (Bearer)	3,207	222,283
Lagardere S.C.A. (Reg.)	4,745	115,445
Legrand SA	10,000	538,103
LVMH Moet Hennessy - Louis Vuitton SA	10,482	1,777,892
Michelin CGDE Series B	6,990	606,071
Natixis SA	33,410	229,896
Numericable Group SA	3,000	110,904
Orange SA	69,645	1,108,774
Pernod Ricard SA	7,935	903,190
Peugeot Citroen SA (a)	14,701	174,241
Publicis Groupe SA (a)	6,830	473,057
Remy Cointreau SA	1,007	71,639
Renault SA	7,246	537,828
Rexel SA	9,811	164,810
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	10,179	$ 644,169
Sanofi SA	44,522	4,039,931
Schneider Electric SA	19,611	1,545,309
SCOR SE	5,840	178,862
Societe Generale Series A	27,020	1,300,736
Sodexo SA	987	95,077
Sodexo SA	512	49,321
Sodexo SA	1,068	102,880
Sodexo SA	1,000	96,330
Suez Environnement SA	10,722	180,449
Technip SA	3,884	280,937
Thales SA	3,435	170,418
Total SA	80,355	4,797,459
Unibail-Rodamco	3,669	940,022
Valeo SA	2,845	318,480
Vallourec SA	4,015	146,737
Veolia Environnement SA	16,193	268,947
VINCI SA	18,218	1,038,189
Vivendi SA	45,431	1,108,748
Wendel SA	1,150	126,732
Zodiac Aerospace	6,936	211,516
TOTAL FRANCE		43,397,900
Germany - 5.3%
adidas AG	7,866	572,215
Allianz SE	17,101	2,719,438
Axel Springer Verlag AG	1,356	74,411
BASF AG	34,515	3,038,054
Bayer AG	31,057	4,415,370
Bayerische Motoren Werke AG (BMW)	12,333	1,318,629
Beiersdorf AG	3,707	299,909
Brenntag AG	5,934	287,037
Celesio AG	1,885	62,126
Commerzbank AG (a)	36,665	552,050
Continental AG	4,128	810,351
Daimler AG (Germany)	36,154	2,810,355
Deutsche Bank AG	51,807	1,620,077
Deutsche Boerse AG	7,349	502,004
Deutsche Lufthansa AG	8,049	118,921
Deutsche Post AG	36,428	1,143,754
Deutsche Telekom AG	116,956	1,762,916
Deutsche Wohnen AG (Bearer)	10,855	244,581
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	75,141	$ 1,292,857
Fraport AG Frankfurt Airport Services Worldwide	1,528	94,439
Fresenius Medical Care AG & Co. KGaA	8,137	597,237
Fresenius SE & Co. KGaA	14,187	729,805
GEA Group AG	7,102	326,581
Hannover Reuck SE	2,345	195,390
HeidelbergCement Finance AG	5,194	353,561
Henkel AG & Co. KGaA	4,401	399,901
Hochtief AG	886	65,496
Hugo Boss AG (a)	1,269	168,328
Infineon Technologies AG	42,580	413,053
K&S AG	6,403	178,653
Kabel Deutschland Holding AG	764	103,400
Lanxess AG	3,475	180,633
Linde AG	6,973	1,285,828
MAN SE	1,390	158,319
Merck KGaA	4,924	444,709
Metro AG (a)	6,329	201,759
Muenchener Rueckversicherungs AG	6,478	1,273,294
OSRAM Licht AG (a)	3,245	113,699
ProSiebenSat.1 Media AG	8,291	334,086
RWE AG	18,396	651,476
SAP AG	34,648	2,360,756
Siemens AG	29,794	3,360,567
Sky Deutschland AG (a)	16,432	138,583
Telefonica Deutschland Holding AG	20,102	98,773
Thyssenkrupp AG (a)	17,057	409,865
United Internet AG	4,271	167,016
Volkswagen AG	1,036	220,315
TOTAL GERMANY		38,670,577
Greece - 0.1%
Alpha Bank AE (a)	150,441	98,033
EFG Eurobank Ergasias SA (a)	324,309	112,575
Folli Follie SA	1,374	44,940
Greek Organization of Football Prognostics SA	7,989	96,810
Hellenic Telecommunications Organization SA (a)	9,136	103,153
Jumbo SA	3,776	41,404
National Bank of Greece SA (a)	59,066	142,473
Piraeus Bank SA (a)	82,653	120,149
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece (a)	4,688	$ 35,601
Titan Cement Co. SA (Reg.)	1,431	31,723
TOTAL GREECE		826,861
Hong Kong - 2.7%
AIA Group Ltd.	452,600	2,525,700
Bank of East Asia Ltd.	48,349	201,909
Beijing Enterprises Holdings Ltd.	19,500	159,211
BOC Hong Kong (Holdings) Ltd.	138,500	461,054
Cathay Pacific Airways Ltd.	46,000	86,280
Cheung Kong Holdings Ltd.	52,000	923,118
China Agri-Industries Holdings Ltd.	77,609	29,650
China Everbright International Ltd.	97,000	133,930
China Everbright Ltd.	34,000	66,136
China Merchants Holdings International Co. Ltd.	43,369	137,089
China Mobile Ltd.	229,000	2,849,337
China Overseas Land and Investment Ltd.	156,000	452,624
China Resources Enterprise Ltd.	42,000	99,897
China Resources Power Holdings Co. Ltd.	72,000	209,566
China Taiping Insurance Group Ltd. (a)	29,400	63,113
China Taiping Insurance Group Ltd. rights 11/18/14 (a)	6,174	3,782
China Unicom Ltd.	174,000	261,437
CITIC Pacific Ltd.	86,000	150,687
CLP Holdings Ltd.	71,000	611,389
CNOOC Ltd.	673,000	1,053,843
CSPC Pharmaceutical Group Ltd.	92,000	84,757
Far East Horizon Ltd.	46,000	42,783
Fosun International Ltd.	68,500	81,252
Franshion Properties China Ltd.	102,000	24,078
Galaxy Entertainment Group Ltd.	88,000	601,735
Guangdong Investment Ltd.	94,000	123,650
Hang Lung Properties Ltd.	81,000	252,941
Hang Seng Bank Ltd.	29,300	496,469
Henderson Land Development Co. Ltd.	38,574	260,597
HKT Trust/HKT Ltd. unit	90,860	110,689
Hong Kong & China Gas Co. Ltd.	240,182	560,870
Hong Kong Exchanges and Clearing Ltd.	41,739	925,125
Hutchison Whampoa Ltd.	80,000	1,014,445
Hysan Development Co. Ltd.	25,020	114,163
Lenovo Group Ltd.	236,000	347,865
Link (REIT)	87,047	511,888
MTR Corp. Ltd.	54,020	220,266
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	202,898	$ 255,044
PCCW Ltd.	148,592	94,462
Poly Property Group Co. Ltd.	57,000	22,081
Power Assets Holdings Ltd.	52,500	506,906
Shanghai Industrial Holdings Ltd.	18,000	55,500
Sino Land Ltd.	111,579	184,427
Sino-Ocean Land Holdings Ltd.	137,091	78,385
SJM Holdings Ltd.	68,000	143,724
Sun Art Retail Group Ltd.	94,000	100,771
Sun Hung Kai Properties Ltd.	61,781	921,841
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	3,861	8,426
Swire Pacific Ltd. (A Shares)	24,500	321,356
Swire Properties Ltd.	46,000	147,398
Techtronic Industries Co. Ltd.	53,500	167,487
Wharf Holdings Ltd.	57,000	421,579
Wheelock and Co. Ltd.	34,000	163,884
Yuexiu Property Co. Ltd.	148,000	27,296
TOTAL HONG KONG		19,873,892
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,475	70,191
OTP Bank PLC	8,907	147,264
Richter Gedeon PLC	5,293	80,795
TOTAL HUNGARY		298,250
India - 1.5%
ACC Ltd.	699	17,063
Adani Enterprises Ltd.	5,076	40,050
Adani Ports & Special Economic Zone	16,830	78,228
Aditya Birla Nuvo Ltd.	1,603	43,902
Ambuja Cements Ltd.	22,620	83,783
Apollo Hospitals Enterprise Ltd. (a)	3,275	59,433
Asian Paints India Ltd.	10,735	114,689
Aurobindo Pharma Ltd.	5,200	82,007
Bajaj Auto Ltd. (a)	2,945	125,171
Bharat Heavy Electricals Ltd.	22,473	93,887
Bharat Petroleum Corp. Ltd.	6,682	78,227
Bharti Airtel Ltd. (a)	20,467	132,994
Cairn India Ltd.	14,258	66,048
Cipla Ltd.	13,113	142,376
Coal India Ltd.	18,705	112,790
Dabur India Ltd.	20,469	75,446
Common Stocks - continued
	Shares	Value
India - continued
Divi's Laboratories Ltd. (a)	1,841	$ 56,149
DLF Ltd. (a)	17,033	34,636
Dr. Reddy's Laboratories Ltd. (a)	4,656	239,999
GAIL India Ltd.	10,902	93,702
GlaxoSmithKline Consumer Healthcare Ltd.	360	32,415
Godrej Consumer Products Ltd.	4,245	67,023
HCL Technologies Ltd.	9,017	236,481
HDFC Bank Ltd.	14,354	232,755
Hero Motocorp Ltd.	3,219	160,739
Hindalco Industries Ltd. (a)	44,119	117,330
Hindustan Unilever Ltd.	28,770	345,704
Housing Development Finance Corp. Ltd.	55,918	1,007,041
ICICI Bank Ltd. (a)	7,850	208,472
Idea Cellular Ltd. (a)	36,257	96,056
Infosys Ltd.	16,706	1,107,361
Infosys Ltd. sponsored ADR	600	40,116
ITC Ltd. (a)	84,114	486,339
Jaiprakash Associates Ltd. (a)	35,857	18,187
Jindal Steel & Power Ltd.	11,844	31,207
JSW Steel Ltd.	2,648	54,380
Larsen & Toubro Ltd. (a)	11,678	314,713
LIC Housing Finance Ltd.	7,810	45,991
Mahindra & Mahindra Financial Services Ltd.	11,836	56,543
Mahindra & Mahindra Ltd. (a)	12,409	263,838
Nestle India Ltd.	784	81,008
NTPC Ltd.	61,895	151,153
Oil & Natural Gas Corp. Ltd.	28,254	184,895
Oil India Ltd.	3,956	40,709
Piramal Enterprises Ltd. (a)	2,759	36,222
Power Finance Corp. Ltd.	8,121	37,336
Power Grid Corp. of India Ltd.	35,757	84,840
Ranbaxy Laboratories Ltd. (a)	4,891	50,423
Reliance Capital Ltd. (a)	4,027	31,130
Reliance Communication Ltd. (a)	35,514	61,323
Reliance Industries Ltd.	48,806	792,066
Reliance Infrastructure Ltd. (a)	4,106	42,579
Reliance Power Ltd. (a)	12,443	15,455
Rural Electrification Corp. Ltd.	8,729	42,878
Sesa Sterlite Ltd.	43,746	182,520
Shriram Transport Finance Co. Ltd.	4,923	76,157
Siemens India Ltd.	2,168	30,814
State Bank of India	5,306	233,498
Common Stocks - continued
	Shares	Value
India - continued
Sun Pharmaceutical Industries Ltd.	27,412	$ 377,240
Tata Consultancy Services Ltd.	17,714	753,687
Tata Motors Ltd. (a)	28,657	250,366
Tata Power Co. Ltd. (a)	36,963	56,424
Tata Steel Ltd.	11,262	89,888
Tech Mahindra Ltd.	2,434	99,774
Ultratech Cemco Ltd. (a)	1,011	41,941
United Breweries Ltd.	2,406	27,366
United Spirits Ltd. (a)	2,483	111,698
Wipro Ltd.	22,998	212,436
Yes Bank Ltd.	6,298	71,317
TOTAL INDIA		10,960,414
Indonesia - 0.5%
PT Adaro Energy Tbk	507,200	47,696
PT Astra Agro Lestari Tbk	10,500	20,422
PT Astra International Tbk	746,600	418,627
PT Bank Central Asia Tbk	471,100	508,572
PT Bank Danamon Indonesia Tbk Series A	98,500	34,352
PT Bank Mandiri (Persero) Tbk	361,700	310,647
PT Bank Negara Indonesia (Persero) Tbk	305,700	150,669
PT Bank Rakyat Indonesia Tbk	423,900	388,460
PT Bumi Serpong Damai Tbk	223,500	29,701
PT Charoen Pokphand Indonesia Tbk	291,100	101,237
PT Global Mediacom Tbk	189,400	30,740
PT Gudang Garam Tbk	16,500	78,960
PT Indo Tambangraya Megah Tbk	17,400	30,530
PT Indocement Tunggal Prakarsa Tbk	58,700	116,343
PT Indofood CBP Sukses Makmur Tbk	33,500	30,635
PT Indofood Sukses Makmur Tbk	148,800	84,048
PT Jasa Marga Tbk	71,500	37,591
PT Kalbe Farma Tbk	752,100	106,191
PT Lippo Karawaci Tbk	694,800	61,540
PT Matahari Department Store Tbk	79,900	96,741
PT Media Nusantara Citra Tbk	207,100	48,012
PT Perusahaan Gas Negara Tbk Series B	422,300	208,021
PT Semen Gresik (Persero) Tbk	108,500	142,520
PT Surya Citra Media Tbk	148,500	41,568
PT Tambang Batubara Bukit Asam Tbk	40,200	43,129
PT Telkomunikasi Indonesia Tbk Series B	1,927,500	438,983
PT Tower Bersama Infrastructure Tbk	73,600	54,213
PT Unilever Indonesia Tbk	55,600	139,988
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	59,800	$ 90,836
PT XL Axiata Tbk	112,800	51,583
TOTAL INDONESIA		3,942,555
Ireland - 0.2%
Bank of Ireland (a)	1,041,762	410,095
CRH PLC	27,653	613,439
CRH PLC sponsored ADR	800	17,928
James Hardie Industries PLC CDI	16,178	172,565
Kerry Group PLC Class A	5,932	402,831
Ryanair Holdings PLC (a)	827	7,882
Ryanair Holdings PLC sponsored ADR (a)	570	31,658
TOTAL IRELAND		1,656,398
Isle of Man - 0.0%
Genting Singapore PLC	222,000	190,136
Israel - 0.4%
Bank Hapoalim BM (Reg.)	40,931	208,293
Bank Leumi le-Israel BM (a)	49,803	176,387
Bezeq The Israel Telecommunication Corp. Ltd.	70,492	119,173
Delek Group Ltd.	165	56,441
Israel Chemicals Ltd.	16,256	109,202
Israel Corp. Ltd. (Class A) (a)	96	46,984
Mizrahi Tefahot Bank Ltd. (a)	4,893	53,842
NICE Systems Ltd.	1,282	51,975
NICE Systems Ltd. sponsored ADR	773	31,446
Teva Pharmaceutical Industries Ltd.	22,250	1,255,954
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,942	561,425
TOTAL ISRAEL		2,671,122
Italy - 1.4%
Assicurazioni Generali SpA	43,914	899,204
Atlantia SpA	15,673	369,244
Banca Monte dei Paschi di Siena SpA (a)	165,979	126,462
Banco Popolare Societa Cooperativa (a)	14,091	203,775
Enel Green Power SpA	64,283	157,729
Enel SpA	247,492	1,262,289
Eni SpA	95,538	2,035,428
EXOR SpA	3,698	161,037
Finmeccanica SpA (a)	15,092	135,981
Intesa Sanpaolo SpA	434,758	1,278,084
Intesa Sanpaolo SpA (Risparmio Shares)	37,277	95,016
Common Stocks - continued
	Shares	Value
Italy - continued
Luxottica Group SpA	6,148	$ 313,595
Mediobanca SpA	22,890	201,366
Pirelli & C. SpA	8,879	118,833
Prysmian SpA	7,390	127,799
Saipem SpA (a)	10,427	163,332
Snam Rete Gas SpA	77,691	419,615
Telecom Italia SpA (a)	374,592	424,518
Terna SpA	54,828	276,068
UniCredit SpA	165,948	1,197,837
Unione di Banche Italiane ScpA	30,989	242,517
Unipolsai SpA	36,088	96,779
TOTAL ITALY		10,306,508
Japan - 14.1%
ABC-MART, Inc.	1,100	63,427
ACOM Co. Ltd. (a)	14,900	49,665
Advantest Corp.	5,800	67,632
AEON Co. Ltd.	24,600	243,413
AEON Financial Service Co. Ltd.	3,900	81,504
AEON Mall Co. Ltd.	4,070	74,708
Air Water, Inc.	5,000	79,702
Aisin Seiki Co. Ltd.	7,300	243,154
Ajinomoto Co., Inc.	22,000	415,374
Alfresa Holdings Corp.	6,800	86,291
All Nippon Airways Ltd.	48,000	111,296
Amada Co. Ltd.	14,200	124,016
Aozora Bank Ltd.	42,000	147,626
Asahi Glass Co. Ltd.	38,000	197,778
Asahi Group Holdings	14,800	459,079
Asahi Kasei Corp.	48,000	393,898
Asics Corp.	6,400	149,868
Astellas Pharma, Inc.	80,700	1,252,504
Bandai Namco Holdings, Inc.	6,600	163,797
Bank of Kyoto Ltd.	13,000	112,652
Bank of Yokohama Ltd.	45,000	260,066
Benesse Holdings, Inc.	2,000	63,109
Bridgestone Corp.	24,500	818,735
Brother Industries Ltd.	9,000	160,241
Calbee, Inc.	2,700	94,566
Canon, Inc.	42,500	1,303,908
Casio Computer Co. Ltd. (d)	7,900	125,970
Central Japan Railway Co.	5,400	805,405
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	28,000	$ 198,884
Chiyoda Corp.	6,000	61,811
Chubu Electric Power Co., Inc. (a)	24,700	296,390
Chugai Pharmaceutical Co. Ltd.	8,100	253,228
Chugoku Electric Power Co., Inc.	11,300	149,022
Citizen Holdings Co. Ltd.	9,400	61,752
Credit Saison Co. Ltd.	5,300	111,885
Dai Nippon Printing Co. Ltd.	21,000	206,993
Dai-ichi Mutual Life Insurance Co.	40,100	606,862
Daicel Chemical Industries Ltd.	10,000	115,275
Daido Steel Co. Ltd.	11,000	42,199
Daihatsu Motor Co. Ltd.	7,600	107,866
Daiichi Sankyo Kabushiki Kaisha	23,500	353,483
Daikin Industries Ltd.	8,800	550,071
Dainippon Sumitomo Pharma Co. Ltd.	5,400	63,698
Daito Trust Construction Co. Ltd.	2,700	336,422
Daiwa House Industry Co. Ltd.	22,600	427,583
Daiwa Securities Group, Inc.	63,000	497,887
DeNA Co. Ltd. (d)	4,400	56,858
DENSO Corp.	18,300	838,755
Dentsu, Inc.	7,900	293,718
Don Quijote Holdings Co. Ltd.	2,300	137,807
East Japan Railway Co.	12,700	991,911
Eisai Co. Ltd.	9,600	375,448
Electric Power Development Co. Ltd.	4,300	150,376
FamilyMart Co. Ltd.	2,000	80,306
Fanuc Corp.	7,200	1,268,898
Fast Retailing Co. Ltd.	2,000	743,515
Fuji Electric Co. Ltd.	20,000	87,869
Fuji Heavy Industries Ltd.	22,100	735,558
Fujifilm Holdings Corp.	17,400	584,093
Fujitsu Ltd.	71,000	431,642
Fukuoka Financial Group, Inc.	27,000	138,160
GREE, Inc. (d)	2,900	20,769
GungHo Online Entertainment, Inc. (d)	16,900	68,117
Gunma Bank Ltd.	14,000	87,367
Hakuhodo DY Holdings, Inc.	8,500	84,061
Hamamatsu Photonics K.K.	2,700	122,662
Hankyu Hanshin Holdings, Inc.	42,000	246,942
Hikari Tsushin, Inc.	500	33,168
Hino Motors Ltd.	9,900	144,868
Hirose Electric Co. Ltd.	1,100	134,871
Common Stocks - continued
	Shares	Value
Japan - continued
Hiroshima Bank Ltd.	18,000	$ 89,989
Hisamitsu Pharmaceutical Co., Inc.	2,100	70,689
Hitachi Chemical Co. Ltd.	4,200	74,027
Hitachi Construction Machinery Co. Ltd.	3,900	79,772
Hitachi High-Technologies Corp.	2,000	61,099
Hitachi Ltd.	182,000	1,430,060
Hitachi Metals Ltd.	8,000	135,062
Hokuhoku Financial Group, Inc.	50,000	100,444
Hokuriku Electric Power Co., Inc.	6,000	81,002
Honda Motor Co. Ltd.	61,300	1,959,715
Hoya Corp.	16,500	583,883
Hulic Co. Ltd.	8,800	97,359
Ibiden Co. Ltd.	4,200	63,134
Idemitsu Kosan Co. Ltd.	3,400	65,755
Iida Group Holdings Co. Ltd.	6,800	75,563
INPEX Corp.	32,300	413,131
Isetan Mitsukoshi Holdings Ltd.	12,700	172,899
Ishikawajima-Harima Heavy Industries Co. Ltd.	53,000	255,493
Isuzu Motors Ltd.	22,500	293,566
Itochu Corp.	56,900	687,838
ITOCHU Techno-Solutions Corp.	700	27,831
Iyo Bank Ltd.	9,600	102,513
J. Front Retailing Co. Ltd.	8,500	113,134
Japan Airlines Co. Ltd.	4,800	128,890
Japan Display, Inc.	13,200	39,183
Japan Exchange Group, Inc.	9,400	233,177
Japan Prime Realty Investment Corp.	27	99,432
Japan Real Estate Investment Corp.	48	261,564
Japan Retail Fund Investment Corp.	85	171,143
Japan Tobacco, Inc.	41,400	1,412,529
JFE Holdings, Inc.	18,800	372,991
JGC Corp.	8,000	205,598
Joyo Bank Ltd.	27,000	144,576
JSR Corp.	6,100	109,850
JTEKT Corp.	7,300	117,407
JX Holdings, Inc.	84,500	361,969
Kajima Corp.	31,000	137,936
Kakaku.com, Inc.	5,000	68,077
Kamigumi Co. Ltd.	9,000	86,777
Kaneka Corp.	11,000	60,438
Kansai Electric Power Co., Inc. (a)	26,900	265,651
Kansai Paint Co. Ltd.	9,000	137,579
Common Stocks - continued
	Shares	Value
Japan - continued
Kao Corp.	19,400	$ 756,486
Kawasaki Heavy Industries Ltd.	54,000	212,106
KDDI Corp.	21,900	1,438,161
Keihin Electric Express Railway Co. Ltd.	18,000	149,758
Keio Corp.	23,000	174,702
Keisei Electric Railway Co.	11,000	129,289
Keyence Corp.	1,710	828,636
Kikkoman Corp.	6,000	138,007
Kintetsu Corp.	71,000	246,980
Kirin Holdings Co. Ltd.	30,900	400,612
Kobe Steel Ltd.	112,000	177,951
Koito Manufacturing Co. Ltd.	3,800	114,503
Komatsu Ltd.	35,200	831,049
Konami Corp.	3,500	70,274
Konica Minolta, Inc.	18,300	204,480
Kubota Corp.	42,000	668,557
Kuraray Co. Ltd.	12,800	148,673
Kurita Water Industries Ltd.	3,600	77,686
Kyocera Corp.	12,000	553,098
Kyowa Hakko Kirin Co., Ltd.	8,000	93,307
Kyushu Electric Power Co., Inc. (a)	15,200	164,915
Lawson, Inc.	2,300	156,026
LIXIL Group Corp.	9,700	212,725
M3, Inc.	7,300	121,826
Mabuchi Motor Co. Ltd.	900	77,737
Makita Corp.	4,600	257,596
Marubeni Corp.	63,400	407,627
Marui Group Co. Ltd.	8,700	73,526
Maruichi Steel Tube Ltd.	1,500	35,423
Mazda Motor Corp.	20,300	479,624
McDonald's Holdings Co. (Japan) Ltd.	2,500	61,019
Medipal Holdings Corp.	5,100	56,529
Meiji Holdings Co. Ltd.	2,200	184,586
Miraca Holdings, Inc.	1,900	79,761
Mitsubishi Chemical Holdings Corp.	50,500	248,757
Mitsubishi Corp.	53,000	1,039,243
Mitsubishi Electric Corp.	73,000	941,247
Mitsubishi Estate Co. Ltd.	47,000	1,197,314
Mitsubishi Gas Chemical Co., Inc.	13,000	77,781
Mitsubishi Heavy Industries Ltd.	114,000	711,136
Mitsubishi Logistics Corp.	4,000	60,926
Mitsubishi Materials Corp.	43,000	134,586
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Motors Corp. of Japan	24,600	$ 253,114
Mitsubishi Tanabe Pharma Corp.	8,700	132,303
Mitsubishi UFJ Financial Group, Inc.	479,100	2,792,777
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,700	98,728
Mitsui & Co. Ltd.	64,400	972,380
Mitsui Chemicals, Inc.	33,000	95,591
Mitsui Fudosan Co. Ltd.	35,000	1,125,825
Mitsui OSK Lines Ltd.	39,000	123,215
Mizuho Financial Group, Inc.	866,400	1,578,855
MS&AD Insurance Group Holdings, Inc.	19,100	412,880
Murata Manufacturing Co. Ltd.	7,600	853,940
Nabtesco Corp.	4,700	113,742
Nagoya Railroad Co. Ltd.	31,000	132,553
NEC Corp.	100,000	353,638
New Hampshire Foods Ltd.	6,000	138,358
Nexon Co. Ltd.	5,000	44,061
NGK Insulators Ltd.	10,000	215,380
NGK Spark Plug Co. Ltd.	6,700	174,739
NHK Spring Co. Ltd.	6,300	57,660
Nidec Corp.	7,700	508,759
Nikon Corp.	12,900	176,751
Nintendo Co. Ltd.	3,900	420,334
Nippon Building Fund, Inc.	55	308,256
Nippon Electric Glass Co. Ltd.	14,000	65,101
Nippon Express Co. Ltd.	34,000	149,565
Nippon Paint Holdings Co. Ltd.	6,000	136,244
Nippon Prologis REIT, Inc.	56	129,947
Nippon Steel & Sumitomo Metal Corp.	286,700	756,557
Nippon Telegraph & Telephone Corp.	14,100	877,286
Nippon Yusen KK	64,000	165,924
Nissan Motor Co. Ltd.	93,400	851,967
Nisshin Seifun Group, Inc.	7,095	71,745
Nissin Food Holdings Co. Ltd.	2,400	126,492
Nitori Holdings Co. Ltd.	2,700	171,114
Nitto Denko Corp.	5,700	308,279
NKSJ Holdings, Inc.	12,750	321,053
NOK Corp.	3,600	91,204
Nomura Holdings, Inc.	136,800	854,506
Nomura Real Estate Holdings, Inc.	4,800	84,835
Nomura Research Institute Ltd.	4,100	135,234
NSK Ltd.	17,000	222,667
NTT Data Corp.	5,000	195,457
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DOCOMO, Inc.	57,300	$ 966,415
NTT Urban Development Co.	4,500	50,931
Obayashi Corp.	25,000	171,566
Odakyu Electric Railway Co. Ltd.	23,000	215,862
Oji Holdings Corp.	31,000	112,082
Olympus Corp. (a)	9,000	323,146
OMRON Corp.	7,800	369,210
Ono Pharmaceutical Co. Ltd.	3,100	312,928
Oracle Corp. Japan	1,300	50,327
Oriental Land Co. Ltd.	1,900	406,294
ORIX Corp.	49,900	692,624
Osaka Gas Co. Ltd.	72,000	287,196
Otsuka Corp.	1,900	70,648
Otsuka Holdings Co. Ltd.	14,700	515,647
Panasonic Corp.	83,000	998,594
Park24 Co. Ltd.	3,700	55,987
Rakuten, Inc.	30,300	341,677
Recruit Holdings Co. Ltd. (a)	5,000	170,893
Resona Holdings, Inc.	81,000	463,303
Ricoh Co. Ltd.	26,100	269,544
Rinnai Corp.	1,300	115,475
ROHM Co. Ltd.	3,600	219,135
Sankyo Co. Ltd. (Gunma)	2,000	72,782
Sanrio Co. Ltd. (d)	2,100	60,716
Santen Pharmaceutical Co. Ltd.	2,700	161,154
SBI Holdings, Inc. Japan	7,230	83,373
Secom Co. Ltd.	8,000	493,001
Sega Sammy Holdings, Inc.	7,000	111,199
Seibu Holdings, Inc.	4,500	86,521
Seiko Epson Corp.	5,000	232,024
Sekisui Chemical Co. Ltd.	16,000	199,414
Sekisui House Ltd.	21,100	262,376
Seven & i Holdings Co., Ltd.	28,400	1,109,194
Seven Bank Ltd.	22,400	93,551
Sharp Corp. (a)(d)	57,000	143,552
Shikoku Electric Power Co., Inc. (a)	6,500	89,198
Shimadzu Corp.	9,000	78,312
Shimamura Co. Ltd.	800	70,362
SHIMANO, Inc.	2,900	384,556
SHIMIZU Corp.	22,000	162,354
Shin-Etsu Chemical Co., Ltd.	15,400	988,505
Shinsei Bank Ltd.	65,000	146,079
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	11,300	$ 295,628
Shiseido Co. Ltd.	13,200	219,043
Shizuoka Bank Ltd.	20,000	206,655
Showa Shell Sekiyu K.K.	6,700	57,488
SMC Corp.	2,100	595,630
SoftBank Corp.	36,100	2,628,059
Sony Corp.	39,300	775,912
Sony Financial Holdings, Inc.	7,000	111,753
Stanley Electric Co. Ltd.	5,700	115,885
Sumitomo Chemical Co. Ltd.	58,000	198,965
Sumitomo Corp.	42,900	457,731
Sumitomo Electric Industries Ltd.	28,400	388,188
Sumitomo Heavy Industries Ltd.	20,000	109,649
Sumitomo Metal Mining Co. Ltd.	20,000	277,450
Sumitomo Mitsui Financial Group, Inc.	47,800	1,949,423
Sumitomo Mitsui Trust Holdings, Inc.	126,000	514,423
Sumitomo Realty & Development Co. Ltd.	14,000	524,846
Sumitomo Rubber Industries Ltd.	5,900	81,544
Suntory Beverage & Food Ltd.	5,300	189,075
Suzuken Co. Ltd.	2,700	72,389
Suzuki Motor Corp.	13,700	459,204
Sysmex Corp.	5,500	234,796
T&D Holdings, Inc.	21,300	274,376
Taiheiyo Cement Corp.	44,000	161,434
Taisei Corp.	38,000	211,316
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	77,208
Taiyo Nippon Sanso Corp. (d)	8,000	72,025
Takashimaya Co. Ltd.	9,000	76,667
Takeda Pharmaceutical Co. Ltd.	29,700	1,287,446
TDK Corp.	4,600	261,106
Teijin Ltd.	37,000	90,458
Terumo Corp.	11,600	289,984
The Chugoku Bank Ltd.	5,700	84,249
The Hachijuni Bank Ltd.	17,000	104,088
The Suruga Bank Ltd.	7,100	148,435
THK Co. Ltd.	4,100	103,127
Tobu Railway Co. Ltd.	37,000	187,170
Toho Co. Ltd.	3,900	89,457
Toho Gas Co. Ltd.	15,000	81,126
Tohoku Electric Power Co., Inc.	16,300	203,721
Tokio Marine Holdings, Inc.	26,100	836,978
Tokyo Electric Power Co., Inc. (a)	54,400	196,151
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	6,300	$ 403,923
Tokyo Gas Co. Ltd.	91,000	524,553
Tokyo Tatemono Co. Ltd.	15,000	130,940
Tokyu Corp.	44,000	290,525
Tokyu Fudosan Holdings Corp.	16,700	118,692
TonenGeneral Sekiyu K.K.	11,000	96,008
Toppan Printing Co. Ltd.	21,000	142,889
Toray Industries, Inc.	56,000	375,952
Toshiba Corp.	152,000	671,250
Toto Ltd.	10,000	112,839
Toyo Seikan Group Holdings Ltd.	5,900	71,547
Toyo Suisan Kaisha Ltd.	3,000	103,609
Toyoda Gosei Co. Ltd.	2,500	48,029
Toyota Industries Corp.	6,000	285,698
Toyota Motor Corp.	103,600	6,234,359
Toyota Tsusho Corp.	8,200	206,764
Trend Micro, Inc.	3,900	131,413
Unicharm Corp.	14,400	334,850
United Urban Investment Corp.	94	148,351
USS Co. Ltd.	8,500	133,773
West Japan Railway Co.	6,300	300,292
Yahoo! Japan Corp.	51,400	185,174
Yakult Honsha Co. Ltd.	3,300	182,752
Yamada Denki Co. Ltd. (d)	32,200	103,221
Yamaguchi Financial Group, Inc.	7,000	66,856
Yamaha Corp.	5,900	80,871
Yamaha Motor Co. Ltd.	9,800	185,394
Yamato Holdings Co. Ltd.	13,200	282,245
Yamato Kogyo Co. Ltd.	1,400	45,353
Yamazaki Baking Co. Ltd.	4,000	49,451
Yaskawa Electric Corp.	9,100	117,956
Yokogawa Electric Corp.	8,100	112,695
Yokohama Rubber Co. Ltd.	7,000	63,543
TOTAL JAPAN		102,740,132
Korea (South) - 2.8%
AMOREPACIFIC Corp.	125	267,580
AMOREPACIFIC Group, Inc.	106	116,710
BS Financial Group, Inc.	7,342	113,774
Celltrion, Inc. (a)	2,173	84,841
Cheil Worldwide, Inc. (a)	3,326	51,696
CJ CheilJedang Corp.	265	96,436
Common Stocks - continued
	Shares	Value
Korea (South) - continued
CJ Corp.	507	$ 82,106
Coway Co. Ltd.	1,950	148,095
Daelim Industrial Co.	1,023	67,505
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	20,727
Daewoo International Corp.	1,866	58,788
Daewoo Securities Co. Ltd. (a)	7,185	74,896
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,514	59,851
DGB Financial Group Co. Ltd.	5,366	76,162
Dongbu Insurance Co. Ltd.	1,419	79,109
Doosan Co. Ltd.	194	20,042
Doosan Heavy Industries & Construction Co. Ltd.	2,175	47,470
Doosan Infracore Co. Ltd. (a)	5,236	52,631
E-Mart Co. Ltd.	735	135,447
GS Engineering & Construction Corp. (a)	1,953	51,077
GS Holdings Corp.	1,896	73,144
Halla Visteon Climate Control Corp.	1,490	66,218
Hana Financial Group, Inc.	10,851	374,174
Hankook Tire Co. Ltd.	2,889	147,886
Hanwha Chemical Corp.	3,824	43,242
Hanwha Corp.	1,918	48,912
Hanwha Life Insurance Co. Ltd.	8,754	66,891
Hite Jinro Co. Ltd.	830	20,432
Hotel Shilla Co.	1,255	117,389
Hyosung Corp.	915	54,077
Hyundai Department Store Co. Ltd.	568	71,631
Hyundai Engineering & Construction Co. Ltd.	2,692	121,641
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	65,495
Hyundai Glovis Co. Ltd.	508	125,765
Hyundai Heavy Industries Co. Ltd.	1,516	139,967
Hyundai Industrial Development & Construction Co.	1,930	72,480
Hyundai Merchant Marine Co. Ltd. (a)	1,916	20,507
Hyundai Mipo Dockyard Co. Ltd.	451	31,859
Hyundai Mobis	2,556	594,726
Hyundai Motor Co.	5,791	916,259
Hyundai Steel Co.	2,554	161,877
Hyundai Wia Corp.	599	102,858
Industrial Bank of Korea	9,306	135,548
Kangwon Land, Inc.	4,158	135,447
KB Financial Group, Inc.	14,476	564,437
KCC Corp.	190	104,687
Kia Motors Corp.	9,975	483,689
Korea Aerospace Industries Ltd.	1,799	69,151
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp.	9,820	$ 428,764
Korea Gas Corp. (a)	1,041	48,541
Korea Investment Holdings Co. Ltd.	1,498	75,427
Korea Zinc Co. Ltd.	325	121,749
Korean Air Lines Co. Ltd. (a)	1,042	36,804
KT Corp.	2,367	72,538
KT&G Corp.	4,211	372,327
Kumho Petro Chemical Co. Ltd.	376	27,051
LG Chemical Ltd.	1,679	312,533
LG Corp.	3,631	214,931
LG Display Co. Ltd. (a)	8,874	259,853
LG Electronics, Inc.	4,051	246,202
LG Household & Health Care Ltd.	343	198,883
LG Innotek Co. Ltd. (a)	393	30,908
LG Telecom Ltd.	7,250	74,224
Lotte Chemical Corp.	612	82,591
Lotte Confectionery Co. Ltd.	29	51,876
Lotte Shopping Co. Ltd.	417	115,074
LS Cable Ltd.	646	36,014
LS Industrial Systems Ltd.	546	32,065
Mirae Asset Securities Co. Ltd.	960	41,056
NAVER Corp.	1,054	739,653
NCSOFT Corp.	536	73,333
Oci Co. Ltd. (a)	558	47,779
Orion Corp.	145	111,337
Paradise Co. Ltd.	1,778	54,360
POSCO	2,453	704,749
S-Oil Corp.	1,597	60,420
S1 Corp.	748	51,795
Samsung C&T Corp.	4,730	318,284
Samsung Card Co. Ltd.	1,384	59,253
Samsung Electro-Mechanics Co. Ltd.	1,990	90,198
Samsung Electronics Co. Ltd.	4,131	4,782,901
Samsung Engineering Co. Ltd. (a)	987	56,587
Samsung Fire & Marine Insurance Co. Ltd.	1,256	336,080
Samsung Heavy Industries Co. Ltd.	5,676	137,615
Samsung Life Insurance Co. Ltd.	2,257	244,722
Samsung SDI Co. Ltd.	2,686	314,987
Samsung Securities Co. Ltd.	2,174	96,717
Samsung Techwin Co. Ltd.	1,193	36,419
Shinhan Financial Group Co. Ltd.	15,979	748,055
Shinsegae Co. Ltd.	277	51,175
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK C&C Co. Ltd.	722	$ 162,954
SK Energy Co. Ltd.	2,241	182,501
SK Holdings Co. Ltd.	945	146,880
SK Hynix, Inc. (a)	21,396	944,897
SK Networks Co. Ltd. (a)	4,762	48,531
SK Telecom Co. Ltd.	350	87,243
Woori Finance Holdings Co. Ltd. (a)	11,339	125,585
Woori Investment & Securities Co. Ltd.	5,211	56,744
Yuhan Corp.	276	45,339
TOTAL KOREA (SOUTH)		20,431,836
Luxembourg - 0.3%
Altice SA	3,118	194,155
ArcelorMittal SA (Netherlands) (d)	37,553	493,303
Millicom International Cellular SA (depository receipt)	2,412	196,641
RTL Group SA	1,417	132,220
SES SA (France) (depositary receipt)	11,463	395,752
Subsea 7 SA	10,398	111,997
Tenaris SA	17,662	349,259
TOTAL LUXEMBOURG		1,873,327
Malaysia - 0.8%
AirAsia Bhd	47,900	36,397
Alliance Financial Group Bhd	39,900	58,131
AMMB Holdings Bhd	74,600	153,751
Astro Malaysia Holdings Bhd	62,500	62,703
Axiata Group Bhd	92,900	199,074
Berjaya Sports Toto Bhd	16,139	17,708
British American Tobacco (Malaysia) Bhd	4,500	95,111
Bumi Armada Bhd	59,900	28,594
Bumiputra-Commerce Holdings Bhd	191,685	378,365
Dialog Group Bhd	128,822	63,520
DiGi.com Bhd	111,400	209,624
Felda Global Ventures Holdings Bhd	46,100	51,268
Gamuda Bhd	58,100	90,499
Genting Bhd	77,100	228,489
Genting Malaysia Bhd	116,100	151,773
Genting Plantations Bhd	5,000	16,069
Hong Leong Bank Bhd	24,100	107,104
Hong Leong Credit Bhd	9,200	50,603
IHH Healthcare Bhd	89,300	134,335
IJM Corp. Bhd	46,100	96,888
IOI Corp. Bhd	108,800	161,692
Common Stocks - continued
	Shares	Value
Malaysia - continued
IOI Properties Group Sdn Bhd	62,133	$ 51,944
Kuala Lumpur Kepong Bhd	19,100	133,486
Lafarge Malaysia Bhd	15,400	49,037
Malayan Banking Bhd	176,138	519,432
Malaysia Airports Holdings Bhd	22,556	49,499
Maxis Bhd	76,500	156,719
MISC Bhd	38,800	80,918
MMC Corp. Bhd	17,700	14,205
Petronas Chemicals Group Bhd	108,700	203,055
Petronas Dagangan Bhd	9,300	57,732
Petronas Gas Bhd	24,900	170,677
PPB Group Bhd	17,700	85,095
Public Bank Bhd	102,500	577,644
RHB Capital Bhd	21,906	58,575
SapuraKencana Petroleum Bhd	140,400	145,492
Sime Darby Bhd	117,301	345,071
Telekom Malaysia Bhd	37,816	82,766
Tenaga Nasional Bhd	106,700	433,332
UEM Land Holdings Bhd	41,700	23,830
UMW Holdings Bhd	20,800	73,916
YTL Corp. Bhd	147,126	74,238
YTL Power International Bhd	80,850	39,071
TOTAL MALAYSIA		5,817,432
Malta - 0.0%
Brait SA	12,000	90,171
Mauritius - 0.0%
Golden Agri-Resources Ltd.	255,000	103,339
Mexico - 1.1%
Alfa SA de CV Series A	104,100	331,713
America Movil S.A.B. de CV Series L	1,277,300	1,558,417
CEMEX S.A.B. de CV unit	459,213	565,736
Coca-Cola FEMSA S.A.B. de CV Series L	16,800	177,241
Compartamos S.A.B. de CV	39,200	87,300
Controladora Commercial Mexicana S.A.B. de CV unit	16,300	63,862
El Puerto de Liverpool S.A.B. de CV Class C	6,700	78,606
Embotelladoras Arca S.A.B. de CV	15,000	96,597
Fibra Uno Administracion SA de CV	87,400	303,746
Fomento Economico Mexicano S.A.B. de CV unit	73,300	705,008
Genomma Lab Internacional SA de CV (a)	28,600	72,189
Gruma S.A.B. de CV Series B	5,800	63,869
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV Series B	11,100	$ 75,521
Grupo Aeroportuario del Sureste SA de CV Series B	8,200	109,620
Grupo Bimbo S.A.B. de CV Series A	59,600	174,335
Grupo Carso SA de CV Series A1	22,400	127,983
Grupo Comercial Chedraui S.A.B. de CV	9,800	34,473
Grupo Financiero Banorte S.A.B. de CV Series O	94,300	604,963
Grupo Financiero Inbursa S.A.B. de CV Series O	91,100	273,579
Grupo Financiero Santander Mexico S.A.B. de CV	65,300	173,988
Grupo Lala S.A.B. de CV	20,000	45,893
Grupo Mexico SA de CV Series B	144,524	496,584
Grupo Televisa SA de CV	97,400	703,906
Industrias Penoles SA de CV	5,595	125,567
Kimberly-Clark de Mexico SA de CV Series A	57,000	131,937
Mexichem S.A.B. de CV	33,821	138,361
Minera Frisco S.A.B. de CV (a)	25,300	45,015
OHL Mexico S.A.B. de CV (a)	24,700	69,517
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	10,100	138,747
Wal-Mart de Mexico SA de CV Series V	199,600	461,416
TOTAL MEXICO		8,035,689
Netherlands - 2.1%
AEGON NV	69,796	568,869
Airbus Group NV	22,084	1,317,309
Akzo Nobel NV	9,013	598,729
ASML Holding NV (Netherlands)	13,437	1,339,835
CNH Industrial NV	36,166	294,589
Corio NV	2,685	130,584
Delta Lloyd NV	7,904	180,022
Fiat Chrysler Automobiles NV (a)(d)	31,091	346,954
Fugro NV (Certificaten Van Aandelen)	2,814	38,861
Gemalto NV (d)	2,880	220,189
Heineken Holding NV	3,809	246,729
Heineken NV (Bearer)	8,620	643,700
ING Groep NV (Certificaten Van Aandelen) (a)	144,747	2,072,829
Koninklijke Ahold NV	35,033	585,647
Koninklijke Boskalis Westminster NV	3,195	170,222
Koninklijke KPN NV	120,623	397,059
Koninklijke Philips Electronics NV	36,483	1,019,988
OCI NV (a)	3,445	119,972
QIAGEN NV (a)	9,002	211,460
Randstad Holding NV	4,485	197,669
Reed Elsevier NV	26,320	605,731
Common Stocks - continued
	Shares	Value
Netherlands - continued
Royal DSM NV	6,411	$ 401,416
STMicroelectronics NV	24,061	160,721
TNT Express NV	17,206	99,852
Unilever NV (Certificaten Van Aandelen) (Bearer)	61,227	2,373,064
Vopak NV	2,710	135,706
Wolters Kluwer NV	11,563	308,496
Ziggo NV (a)	5,814	284,037
TOTAL NETHERLANDS		15,070,239
New Zealand - 0.1%
Auckland International Airport Ltd.	35,664	107,586
Contact Energy Ltd.	14,926	72,136
Fletcher Building Ltd.	26,150	175,302
Ryman Healthcare Group Ltd.	15,632	92,485
Spark New Zealand Ltd.	69,162	170,092
Xero Ltd. (a)	1,900	23,475
TOTAL NEW ZEALAND		641,076
Norway - 0.5%
Aker Solutions ASA (a)	6,234	40,390
DNB ASA	36,598	672,280
Gjensidige Forsikring ASA (d)	7,532	136,794
Norsk Hydro ASA	48,716	272,581
Orkla ASA	31,457	240,418
Statoil ASA	41,786	956,291
Telenor ASA	28,433	639,062
Yara International ASA	6,837	313,927
TOTAL NORWAY		3,271,743
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	7,183	66,084
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	67,570	78,171
Aboitiz Power Corp.	50,900	46,417
Alliance Global Group, Inc.	78,800	44,322
Ayala Corp.	8,240	126,394
Ayala Land, Inc.	271,500	202,465
Bank of the Philippine Islands (BPI)	26,341	55,705
BDO Unibank, Inc.	60,673	132,171
DMCI Holdings, Inc.	148,450	53,523
Globe Telecom, Inc.	1,340	50,213
International Container Terminal Services, Inc.	18,640	48,067
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	88,730	$ 125,840
Jollibee Food Corp.	17,430	75,966
Megaworld Corp.	370,000	40,807
Metro Pacific Investments Corp.	429,900	48,553
Metropolitan Bank & Trust Co.	13,465	24,706
Philippine Long Distance Telephone Co.	3,695	257,849
PNOC Energy Development Corp.	322,500	55,214
SM Investments Corp.	6,112	106,506
SM Prime Holdings, Inc.	256,900	99,864
Universal Robina Corp.	33,640	139,065
TOTAL PHILIPPINES		1,811,818
Poland - 0.3%
Alior Bank SA (a)	1,812	40,227
Bank Handlowy w Warszawie SA	1,424	48,096
Bank Millennium SA	14,420	35,737
Bank Polska Kasa Opieki SA	4,927	257,515
Bank Zachodni WBK SA	1,127	127,608
BRE Bank SA	523	77,395
Cyfrowy Polsat SA	7,044	53,876
ENEA SA	7,190	34,144
Energa SA	8,895	66,080
Eurocash SA	2,385	23,494
Getin Noble Bank SA (a)	50,626	39,067
Grupa Lotos SA (a)	2,043	15,790
Jastrzebska Spolka Weglowa SA (a)	1,239	10,646
KGHM Polska Miedz SA (Bearer)	5,207	200,751
LPP SA	35	104,388
Polish Oil & Gas Co. SA	62,500	93,306
Polska Grupa Energetyczna SA	31,746	208,229
Polski Koncern Naftowy Orlen SA	12,234	152,249
Powszechna Kasa Oszczednosci Bank SA	33,009	366,897
Powszechny Zaklad Ubezpieczen SA	2,140	320,749
Synthos SA	26,883	33,351
Tauron Polska Energia SA	35,470	55,374
Telekomunikacja Polska SA	23,433	70,244
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	35,598
TOTAL POLAND		2,470,811
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,249,144	140,883
Banco Espirito Santo SA (Reg.) (a)	82,039	1
Common Stocks - continued
	Shares	Value
Portugal - continued
Energias de Portugal SA	88,766	$ 381,655
Galp Energia SGPS SA Class B	13,904	201,506
Jeronimo Martins SGPS SA	9,011	78,808
TOTAL PORTUGAL		802,853
Qatar - 0.1%
Barwa Real Estate Co. (a)	3,100	36,563
Commercial Bank of Qatar (a)	1,300	26,382
Doha Bank (a)	1,000	15,927
Industries Qatar QSC (a)	2,991	154,743
Masraf al Rayan (a)	13,247	185,525
Qatar Electricity & Water Co.	1,000	50,034
Qatar Islamic Bank (a)	2,372	72,954
Qatar National Bank SAQ (a)	3,563	209,677
Qatar Telecom (Qtel) Q.S.C. (a)	3,241	109,916
Vodafone Qatar QSC (a)	13,379	76,051
TOTAL QATAR		937,772
Russia - 0.9%
Alrosa Co. Ltd. (a)	75,000	67,135
Federal Grid Co. of Unified Energy System (a)	3,696,897	4,608
Gazprom OAO sponsored ADR (Reg. S)	221,613	1,468,851
LUKOIL Oil Co. sponsored ADR (United Kingdom)	19,098	937,712
Magnit OJSC GDR (Reg. S)	9,787	655,729
Megafon OJSC GDR	3,269	76,495
Mobile TeleSystems OJSC sponsored ADR	19,491	278,721
Moscow Exchange MICEX-RTS OAO	49,675	66,988
Norilsk Nickel OJSC ADR	20,846	387,944
NOVATEK OAO GDR (Reg. S)	3,424	367,738
Rosneft Oil Co. OJSC GDR (Reg. S)	43,718	243,509
Rostelecom sponsored ADR	5,080	75,336
RusHydro JSC sponsored ADR	38,511	64,159
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	3,297
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	103,288	783,956
Severstal GDR (Reg. S)	8,141	86,050
Sistema JSFC sponsored GDR	5,971	48,216
Surgutneftegas sponsored ADR	46,841	308,214
Tatneft OAO sponsored ADR	9,067	323,057
Uralkali OJSC GDR (Reg. S)	9,767	174,536
VTB Bank OJSC sponsored GDR (Reg. S)	92,520	174,770
TOTAL RUSSIA		6,597,021
Common Stocks - continued
	Shares	Value
Singapore - 0.9%
Ascendas Real Estate Investment Trust	75,000	$ 130,273
CapitaCommercial Trust (REIT)	75,000	97,521
CapitaLand Ltd.	98,000	241,954
CapitaMall Trust	93,000	142,643
City Developments Ltd.	16,000	117,759
ComfortDelgro Corp. Ltd.	77,000	158,312
DBS Group Holdings Ltd.	64,991	934,923
Global Logistic Properties Ltd.	119,000	255,013
Hutchison Port Holdings Trust	196,000	132,341
Jardine Cycle & Carriage Ltd.	4,000	124,338
Keppel Corp. Ltd.	55,000	403,327
Keppel Land Ltd.	26,000	67,655
Olam International Ltd.	38,000	63,066
Oversea-Chinese Banking Corp. Ltd.	111,854	861,624
SembCorp Industries Ltd.	38,000	143,757
SembCorp Marine Ltd.	27,000	76,492
Singapore Airlines Ltd.	21,000	161,839
Singapore Exchange Ltd.	28,000	152,592
Singapore Press Holdings Ltd.	61,000	203,321
Singapore Technologies Engineering Ltd.	61,000	178,092
Singapore Telecommunications Ltd.	299,000	880,040
StarHub Ltd.	22,000	70,715
United Overseas Bank Ltd.	47,947	859,003
UOL Group Ltd.	16,385	82,298
Wilmar International Ltd.	73,000	181,966
Yangzijiang Shipbuilding Holdings Ltd.	77,000	67,780
TOTAL SINGAPORE		6,788,644
South Africa - 1.6%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	3,892	47,954
Anglo American Platinum Ltd. (a)	1,879	59,278
AngloGold Ashanti Ltd. (a)	14,574	121,794
Aspen Pharmacare Holdings Ltd.	12,190	434,827
Assore Ltd.	947	17,574
Barclays Africa Group Ltd.	12,428	196,238
Barloworld Ltd.	7,406	64,305
Bidvest Group Ltd.	12,234	336,493
Coronation Fund Managers Ltd.	9,629	83,372
Discovery Holdings Ltd.	11,025	100,287
Exxaro Resources Ltd.	6,109	63,695
FirstRand Ltd.	117,926	504,645
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	7,194	$ 81,295
Gold Fields Ltd.	29,518	95,716
Growthpoint Properties Ltd.	82,248	199,473
Harmony Gold Mining Co. Ltd. (a)	16,218	26,198
Impala Platinum Holdings Ltd. (a)	19,863	144,591
Imperial Holdings Ltd.	7,429	127,939
Investec Ltd.	9,224	84,214
Kumba Iron Ore Ltd.	2,127	53,118
Liberty Holdings Ltd.	4,929	57,040
Life Healthcare Group Holdings Ltd.	35,287	133,409
Massmart Holdings Ltd.	4,285	46,281
Mediclinic International Ltd.	14,877	132,857
MMI Holdings Ltd.	41,530	106,143
Mr Price Group Ltd.	8,587	177,622
MTN Group Ltd.	63,385	1,402,202
Nampak Ltd.	19,680	80,238
Naspers Ltd. Class N	14,898	1,854,039
Nedbank Group Ltd.	7,433	161,899
Netcare Ltd.	37,924	114,669
Northam Platinum Ltd. (a)	14,320	44,103
Pick 'n Pay Stores Ltd.	8,814	42,617
Pretoria Portland Cement Co. Ltd.	18,687	50,149
Rand Merchant Insurance Holdings Ltd.	27,107	96,634
Redefine Properties Ltd.	121,336	109,898
Remgro Ltd.	18,469	423,608
RMB Holdings Ltd.	26,254	145,698
Sanlam Ltd.	69,613	439,588
Sappi Ltd. (a)	20,205	79,814
Sasol Ltd.	20,799	1,038,603
Shoprite Holdings Ltd.	16,534	239,516
Spar Group Ltd.	5,603	65,526
Standard Bank Group Ltd.	45,913	577,568
Steinhoff International Holdings Ltd.	77,833	397,995
Tiger Brands Ltd.	5,964	179,308
Truworths International Ltd.	15,047	102,999
Vodacom Group Ltd.	13,651	165,635
Woolworths Holdings Ltd.	35,953	255,523
TOTAL SOUTH AFRICA		11,564,187
Spain - 2.3%
Abertis Infraestructuras SA	14,829	308,570
ACS Actividades de Construccion y Servicios SA	6,554	242,698
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	14,353	$ 527,003
Banco Bilbao Vizcaya Argentaria SA	223,047	2,494,756
Banco de Sabadell SA	128,580	370,599
Banco Popular Espanol SA	67,264	384,877
Banco Santander SA:
rights 11/3/14 (a)	451,444	85,991
(Spain)	451,444	3,988,747
Bankia SA (a)	167,759	299,994
Criteria CaixaCorp SA	67,858	369,993
Distribuidora Internacional de Alimentacion SA	22,188	140,804
Enagas SA	7,764	260,263
Ferrovial SA	15,863	323,626
Gas Natural SDG SA	12,866	370,991
Grifols SA	5,559	226,717
Iberdrola SA	191,121	1,351,038
Inditex SA	40,994	1,151,495
International Consolidated Airlines Group SA (a)	34,787	227,165
International Consolidated Airlines Group SA CDI (a)	3,400	22,256
MAPFRE SA (Reg.)	33,382	114,245
Red Electrica Corporacion SA	4,153	362,430
Repsol YPF SA	38,191	852,609
Telefonica SA	153,986	2,317,132
Zardoya Otis SA	7,238	84,263
TOTAL SPAIN		16,878,262
Sweden - 2.0%
Alfa Laval AB	11,625	238,981
ASSA ABLOY AB (B Shares)	12,522	663,225
Atlas Copco AB:
(A Shares)	25,518	736,427
(B Shares)	14,353	379,033
Boliden AB	10,086	166,230
Electrolux AB (B Shares)	8,904	252,621
Elekta AB (B Shares) (d)	12,885	131,919
Getinge AB (B Shares)	7,511	174,446
H&M Hennes & Mauritz AB (B Shares)	35,613	1,416,485
Hexagon AB (B Shares)	9,659	325,056
Husqvarna AB (B Shares)	15,601	115,991
Industrivarden AB (C Shares)	5,647	98,729
Investment AB Kinnevik (B Shares)	9,066	287,174
Investor AB (B Shares)	17,098	611,755
Lundin Petroleum AB (a)	7,886	111,816
Common Stocks - continued
	Shares	Value
Sweden - continued
Nordea Bank AB	113,938	$ 1,461,228
Sandvik AB	40,506	443,780
Securitas AB (B Shares)	11,450	126,375
Skandinaviska Enskilda Banken AB (A Shares)	56,690	726,268
Skanska AB (B Shares)	14,684	298,685
SKF AB (B Shares)	15,193	304,101
Svenska Cellulosa AB (SCA) (B Shares)	22,056	493,144
Svenska Handelsbanken AB (A Shares)	18,694	891,390
Swedbank AB (A Shares)	33,902	896,658
Swedish Match Co. AB	7,873	255,462
Tele2 AB (B Shares) (d)	12,141	154,061
Telefonaktiebolaget LM Ericsson (B Shares)	114,314	1,350,780
TeliaSonera AB	89,293	617,323
Volvo AB (B Shares)	57,814	665,114
TOTAL SWEDEN		14,394,257
Switzerland - 6.1%
ABB Ltd. (Reg.)	82,639	1,812,990
Actelion Ltd.	3,901	463,830
Adecco SA (Reg.)	6,434	434,996
Aryzta AG	3,260	277,328
Baloise Holdings AG	1,813	227,814
Barry Callebaut AG	78	81,636
Coca-Cola HBC AG	7,720	167,832
Compagnie Financiere Richemont SA Series A	19,588	1,648,026
Credit Suisse Group AG	57,061	1,520,322
Ems-Chemie Holding AG	314	112,836
Geberit AG (Reg.)	1,416	482,425
Givaudan SA	348	579,789
Holcim Ltd. (Reg.)	8,639	611,909
Julius Baer Group Ltd.	8,549	373,894
Kuehne & Nagel International AG	1,967	255,956
Lindt & Spruengli AG	4	239,568
Lindt & Spruengli AG (participation certificate)	33	165,523
Lonza Group AG	1,956	215,289
Nestle SA	121,173	8,886,096
Novartis AG	86,386	8,016,869
Pargesa Holding SA	1,247	96,880
Partners Group Holding AG	678	180,220
Roche Holding AG (participation certificate)	26,387	7,786,847
Schindler Holding AG:
(participation certificate)	1,754	245,011
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG: - continued
(Reg.)	807	$ 109,205
SGS SA (Reg.)	210	460,968
Sika AG (Bearer)	78	278,065
Sonova Holding AG Class B	2,058	320,416
Sulzer AG (Reg.)	896	101,879
Swatch Group AG (Bearer)	1,130	535,081
Swatch Group AG (Bearer) (Reg.)	2,006	169,504
Swiss Life Holding AG	1,185	271,448
Swiss Prime Site AG	2,147	163,120
Swiss Re Ltd.	13,203	1,066,230
Swisscom AG	872	513,421
Syngenta AG (Switzerland)	3,503	1,083,329
Transocean Ltd. (Switzerland) (d)	13,791	406,069
UBS AG	137,273	2,386,923
Zurich Insurance Group AG	5,592	1,690,125
TOTAL SWITZERLAND		44,439,669
Taiwan - 2.5%
Acer, Inc. (a)	108,000	74,101
Advanced Semiconductor Engineering, Inc.	226,916	273,314
Advantech Co. Ltd.	10,994	76,371
Asia Cement Corp.	75,466	97,271
Asia Pacific Telecom Co. Ltd.	71,000	42,002
ASUSTeK Computer, Inc.	27,000	275,245
AU Optronics Corp.	327,000	155,596
Catcher Technology Co. Ltd.	23,000	193,857
Cathay Financial Holding Co. Ltd.	306,285	504,082
Chang Hwa Commercial Bank	162,003	101,982
Cheng Shin Rubber Industry Co. Ltd.	57,899	135,017
Chicony Electronics Co. Ltd.	21,220	61,013
China Airlines Ltd. (a)	92,490	36,153
China Development Finance Holding Corp.	510,800	163,935
China Life Insurance Co. Ltd.	96,471	84,009
China Motor Co. Ltd.	11,000	10,010
China Steel Corp.	436,426	375,927
Chinatrust Financial Holding Co. Ltd.	507,724	355,502
Chunghwa Telecom Co. Ltd.	142,000	432,571
Clevo Co. Ltd.	13,161	23,333
Compal Electronics, Inc.	162,000	119,550
CTCI Corp.	17,000	27,749
Delta Electronics, Inc.	69,000	413,299
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.SUN Financial Holdings Co. Ltd.	222,351	$ 140,614
ECLAT Textile Co. Ltd.	6,240	59,432
EPISTAR Corp.	30,000	54,165
EVA Airways Corp. (a)	76,400	44,693
Evergreen Marine Corp. (Taiwan) (a)	72,000	42,491
Far Eastern Department Stores Co. Ltd.	37,468	33,826
Far Eastern Textile Ltd.	108,691	114,115
Far EasTone Telecommunications Co. Ltd.	65,000	143,626
Farglory Land Development Co. Ltd.	21,398	21,131
First Financial Holding Co. Ltd.	296,178	182,065
Formosa Chemicals & Fibre Corp.	121,590	282,671
Formosa International Hotel Corp.	1,210	12,511
Formosa Petrochemical Corp.	39,000	91,403
Formosa Plastics Corp.	157,480	363,112
Formosa Taffeta Co. Ltd.	34,000	34,324
Foxconn Technology Co. Ltd.	36,413	97,005
Fubon Financial Holding Co. Ltd.	244,398	413,102
Giant Manufacturing Co. Ltd.	10,000	80,844
Hermes Microvision, Inc.	1,000	46,951
Highwealth Construction Corp.	24,600	42,510
HIWIN Technologies Corp.	7,324	57,854
Hon Hai Precision Industry Co. Ltd. (Foxconn)	468,696	1,481,110
Hotai Motor Co. Ltd.	10,000	146,103
HTC Corp. (a)	25,000	110,524
Hua Nan Financial Holdings Co. Ltd.	234,883	138,959
Innolux Corp.	299,427	136,624
Inotera Memories, Inc. (a)	79,000	121,902
Inventec Corp.	91,280	63,415
Kinsus Interconnect Technology Corp.	8,000	30,060
Largan Precision Co. Ltd.	4,000	280,559
Lite-On Technology Corp.	82,570	115,700
MediaTek, Inc.	52,970	755,389
Mega Financial Holding Co. Ltd.	372,632	308,578
Merida Industry Co. Ltd.	6,300	43,450
Nan Ya Plastics Corp.	180,780	373,554
Novatek Microelectronics Corp.	23,000	118,864
Pegatron Corp.	65,000	118,277
Phison Electronics Corp.	4,000	26,975
Pou Chen Corp.	86,000	94,683
Powertech Technology, Inc.	27,000	45,323
President Chain Store Corp.	22,000	164,550
Quanta Computer, Inc.	105,000	263,927
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	16,241	$ 56,663
Realtek Semiconductor Corp.	14,090	46,631
Ruentex Development Co. Ltd.	29,703	44,270
Ruentex Industries Ltd.	23,015	49,124
ScinoPharm Taiwan Ltd.	7,363	14,891
Shin Kong Financial Holding Co. Ltd.	272,412	82,612
Siliconware Precision Industries Co. Ltd.	110,000	156,672
Simplo Technology Co. Ltd.	10,200	49,546
Sinopac Holdings Co.	288,916	125,245
Standard Foods Corp.	12,944	29,818
Synnex Technology International Corp.	44,000	61,761
Taishin Financial Holdings Co. Ltd.	310,541	147,907
Taiwan Business Bank	168,473	50,603
Taiwan Cement Corp.	126,000	192,447
Taiwan Cooperative Financial Holding Co. Ltd.	224,739	120,016
Taiwan Fertilizer Co. Ltd.	28,000	49,598
Taiwan Glass Industry Corp.	44,225	34,256
Taiwan Mobile Co. Ltd.	65,600	212,535
Taiwan Semiconductor Manufacturing Co. Ltd.	926,000	4,007,833
TECO Electric & Machinery Co. Ltd.	74,000	82,210
Transcend Information, Inc.	10,000	33,735
TSRC Corp.	17,010	19,109
U-Ming Marine Transport Corp.	13,000	20,353
Unified-President Enterprises Corp.	169,231	290,537
Unimicron Technology Corp.	50,000	38,428
United Microelectronics Corp.	477,000	211,457
Vanguard International Semiconductor Corp.	36,000	54,001
Walsin Lihwa Corp. (a)	114,000	37,788
Wistron Corp.	90,047	94,457
WPG Holding Co. Ltd.	58,000	70,541
Yang Ming Marine Transport Corp. (a)	61,000	27,881
Yuanta Financial Holding Co. Ltd.	325,194	163,553
Yulon Motor Co. Ltd.	33,000	48,610
TOTAL TAIWAN		18,053,948
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	37,800	277,466
Airports of Thailand PCL (For. Reg.)	16,500	122,567
Bangkok Bank PCL	18,400	114,099
Bangkok Bank PCL (For. Reg.)	21,000	130,222
Bangkok Dusit Medical Services PCL (For. Reg.)	109,000	61,879
Banpu PCL (For. Reg.)	46,300	40,158
Common Stocks - continued
	Shares	Value
Thailand - continued
BEC World PCL (For. Reg.)	34,100	$ 50,515
BTS Group Holdings PCL	168,800	53,408
Bumrungrad Hospital PCL (For. Reg.)	15,100	61,650
C.P. ALL PCL (For. Reg.)	161,600	225,679
Central Pattana PCL (For. Reg.)	48,500	71,884
Charoen Pokphand Foods PCL (For. Reg.)	105,500	101,233
Glow Energy PCL (For. Reg.)	21,000	64,539
Home Product Center PCL (For. Reg.)	104,850	29,923
Indorama Ventures PCL:
warrants 8/24/17 (a)	4,070	448
warrants 8/24/18 (a)	3,131	283
(For. Reg.)	40,700	29,857
IRPC PCL (For. Reg.)	378,700	39,744
Kasikornbank PCL	24,900	180,345
Kasikornbank PCL (For. Reg.)	43,200	312,887
Krung Thai Bank PCL (For. Reg.)	137,855	98,602
Minor International PCL:
warrants 10/16/17 (a)	3,135	598
(For. Reg.)	62,700	66,868
PTT Exploration and Production PCL (For. Reg.)	52,044	233,913
PTT Global Chemical PCL (For. Reg.)	64,439	122,274
PTT PCL (For. Reg.)	32,300	365,434
Siam Cement PCL	3,800	52,743
Siam Cement PCL (For. Reg.)	13,100	181,824
Siam Commercial Bank PCL (For. Reg.)	57,100	311,273
Thai Oil PCL (For. Reg.)	26,500	36,348
TMB PCL (For. Reg.)	367,100	34,692
True Corp. PCL (For. Reg.) (a)	377,932	136,964
TOTAL THAILAND		3,610,319
Turkey - 0.4%
Akbank T.A.S.	69,901	252,539
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	8,245	96,448
Arcelik A/S	8,967	55,069
Bim Birlesik Magazalar A/S JSC	7,486	171,097
Coca-Cola Icecek Sanayi A/S	3,209	73,199
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	69,285	77,931
Enka Insaat ve Sanayi A/S	21,313	51,589
Eregli Demir ve Celik Fabrikalari T.A.S.	47,337	98,608
Ford Otomotiv Sanayi A/S	3,001	38,345
Haci Omer Sabanci Holding A/S	34,746	158,672
Koc Holding A/S	25,001	127,668
Common Stocks - continued
	Shares	Value
Turkey - continued
Koza Altin Isletmeleri A/S	1,096	$ 7,076
TAV Havalimanlari Holding A/S	6,922	58,082
Tofas Turk Otomobil Fabrikasi A/S	3,937	24,710
Tupras Turkiye Petrol Rafinelleri A/S	4,323	93,845
Turk Hava Yollari AO (a)	21,476	70,438
Turk Sise ve Cam Fabrikalari A/S	14,301	21,748
Turk Telekomunikasyon A/S	18,793	54,029
Turkcell Iletisim Hizmet A/S (a)	34,068	198,047
Turkiye Garanti Bankasi A/S	88,294	344,602
Turkiye Halk Bankasi A/S	24,600	164,358
Turkiye Is Bankasi A/S Series C	60,812	152,122
Turkiye Vakiflar Bankasi TAO	26,198	56,341
Ulker Biskuvi Sanayi A/S	5,847	43,143
Yapi ve Kredi Bankasi A/S	28,498	62,441
TOTAL TURKEY		2,552,147
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	40,500	87,109
Aldar Properties PJSC (a)	115,000	100,191
Arabtec Holding Co. (a)	36,000	41,459
DP World Ltd.	5,953	114,059
Dubai Financial Market PJSC (a)	66,000	49,415
Dubai Islamic Bank Pakistan Ltd. (a)	25,269	52,010
Emaar Properties PJSC (a)	68,500	186,496
First Gulf Bank PJSC	16,000	79,063
National Bank of Abu Dhabi PJSC (a)	22,000	80,860
TOTAL UNITED ARAB EMIRATES		790,662
United Kingdom - 12.9%
3i Group PLC	35,492	225,346
Aberdeen Asset Management PLC	34,020	236,191
Admiral Group PLC	6,988	149,236
Aggreko PLC	9,359	227,868
AMEC PLC	11,207	186,450
Anglo American PLC (United Kingdom)	52,563	1,109,791
Antofagasta PLC	14,253	160,174
ARM Holdings PLC	53,009	750,468
ASOS PLC (a)	2,199	93,431
Associated British Foods PLC	13,418	591,140
AstraZeneca PLC (United Kingdom)	47,428	3,464,539
Aviva PLC	110,589	924,994
Babcock International Group PLC	18,981	332,485
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	118,831	$ 871,961
Barclays PLC	618,816	2,379,916
BG Group PLC	128,092	2,134,785
BHP Billiton PLC	79,441	2,052,486
BP PLC	669,718	4,818,557
BP PLC sponsored ADR	5,120	222,515
British American Tobacco PLC (United Kingdom)	70,357	3,987,665
British Land Co. PLC	36,389	424,071
British Sky Broadcasting Group PLC	38,967	552,293
BT Group PLC	297,105	1,751,532
Bunzl PLC	12,765	346,122
Burberry Group PLC	16,311	399,479
Capita Group PLC	25,032	439,279
Carnival PLC	6,668	265,893
Carphone Warehouse Group PLC	37,351	236,134
Centrica PLC	189,209	915,600
Cobham PLC	41,299	192,186
Compass Group PLC	63,206	1,017,173
Croda International PLC	5,212	191,349
Diageo PLC	94,252	2,779,717
Direct Line Insurance Group PLC	57,086	252,045
easyJet PLC	6,097	146,301
Fresnillo PLC	8,346	93,124
G4S PLC (United Kingdom)	56,081	229,216
GKN PLC	62,499	317,935
GlaxoSmithKline PLC	182,475	4,126,483
Hammerson PLC	26,100	255,941
Hargreaves Lansdown PLC	8,689	138,094
HSBC Holdings PLC (United Kingdom)	722,438	7,365,518
ICAP PLC	22,290	149,262
IMI PLC	9,835	192,258
Imperial Tobacco Group PLC	35,935	1,558,424
Inmarsat PLC	15,327	167,952
InterContinental Hotel Group PLC	8,674	329,483
Intertek Group PLC	6,150	267,795
Intu Properties PLC	32,144	175,036
Investec PLC	20,090	183,829
ITV PLC	144,245	468,420
J Sainsbury PLC (d)	47,037	184,727
Johnson Matthey PLC	7,757	369,040
Kingfisher PLC	87,496	423,871
Land Securities Group PLC	29,872	528,994
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Legal & General Group PLC	221,715	$ 819,305
Lloyds Banking Group PLC (a)	2,144,452	2,648,162
London Stock Exchange Group PLC	8,513	274,408
Marks & Spencer Group PLC	61,659	401,152
Meggitt PLC	29,761	214,763
Melrose PLC	38,821	159,043
National Grid PLC	140,218	2,080,830
Next PLC	5,827	600,768
Old Mutual PLC	184,042	569,687
Pearson PLC	30,824	576,917
Persimmon PLC	11,795	276,046
Prudential PLC	96,222	2,228,119
Reckitt Benckiser Group PLC	24,427	2,051,483
Reed Elsevier PLC	43,186	709,499
Rexam PLC	26,834	204,329
Rio Tinto PLC	47,830	2,275,820
Rolls-Royce Group PLC	70,724	953,746
Royal & Sun Alliance Insurance Group PLC	37,943	293,351
Royal Bank of Scotland Group PLC (a)	94,363	586,707
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	616,760
Class A (United Kingdom)	125,285	4,475,400
Class A sponsored ADR	2,561	183,854
Class B (United Kingdom)	92,001	3,399,016
Royal Mail PLC	25,476	179,806
SABMiller PLC	36,203	2,041,466
Sage Group PLC	42,496	256,764
Schroders PLC	4,856	187,290
Scottish & Southern Energy PLC	37,948	970,680
Segro PLC	29,048	176,672
Severn Trent PLC	9,125	291,361
Smith & Nephew PLC	33,680	571,729
Smiths Group PLC	15,190	283,089
Sports Direct International PLC (a)	9,653	99,523
Standard Chartered PLC (United Kingdom)	92,653	1,392,647
Standard Life PLC	89,609	564,359
Tate & Lyle PLC	17,660	171,199
Tesco PLC	305,523	848,129
The Weir Group PLC	8,048	293,922
Travis Perkins PLC	9,092	240,275
TUI Travel PLC	19,553	124,678
Tullow Oil PLC	35,099	272,766
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	48,236	$ 1,940,317
United Utilities Group PLC	25,887	353,861
Vodafone Group PLC	967,652	3,217,885
Vodafone Group PLC sponsored ADR	2,563	85,143
Whitbread PLC	6,853	478,414
William Hill PLC	31,632	182,419
WM Morrison Supermarkets PLC	82,165	203,468
TOTAL UNITED KINGDOM		94,381,601
United States of America - 0.0%
Southern Copper Corp. (d)	6,532	187,991
TOTAL COMMON STOCKS (Cost $649,532,439)		669,505,559
Nonconvertible Preferred Stocks - 1.5%

Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	3,600	27,183
Banco Bradesco SA (PN)	80,190	1,207,753
Banco do Estado Rio Grande do Sul SA	8,100	48,380
Bradespar SA (PN)	9,600	64,855
Braskem SA (PN-A)	6,900	50,485
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	37,476
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	5,100	213,846
Companhia Energetica de Minas Gerais (CEMIG) (PN)	27,187	156,129
Companhia Energetica de Sao Paulo Series B	6,900	68,028
Companhia Paranaense de Energia-Copel (PN-B)	3,900	54,473
Gerdau SA (PN)	33,000	147,694
Itau Unibanco Holding SA	103,653	1,537,289
Itausa-Investimentos Itau SA (PN)	119,348	476,352
Lojas Americanas SA (PN)	17,797	105,005
Metalurgica Gerdau SA (PN)	11,700	63,271
Oi SA (PN)	91,548	48,030
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	157,900	973,692
Suzano Papel e Celulose SA	13,200	55,721
Telefonica Brasil SA	11,000	224,670
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	15,100	34,735
Vale SA (PN-A)	71,300	620,088
TOTAL BRAZIL		6,215,155
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	$ 31,989
Sociedad Quimica y Minera de Chile SA (PN-B)	3,214	74,873
TOTAL CHILE		106,862
Colombia - 0.1%
Banco Davivienda SA	3,654	54,521
BanColombia SA (PN)	15,924	223,826
Grupo Aval Acciones y Valores SA	67,664	45,877
Grupo de Inversiones Suramerica SA	2,568	51,772
Inversiones Argos SA	5,290	58,364
TOTAL COLOMBIA		434,360
France - 0.0%
Air Liquide SA (a)	826	99,629
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,136	170,936
FUCHS PETROLUB AG	2,588	100,343
Henkel AG & Co. KGaA	6,677	659,175
Porsche Automobil Holding SE (Germany)	5,563	455,433
Volkswagen AG	6,169	1,314,603
TOTAL GERMANY		2,700,490
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	231,134	206,517
Korea (South) - 0.1%
Hyundai Motor Co.	792	91,035
Hyundai Motor Co. Series 2	1,512	180,126
LG Chemical Ltd.	366	54,162
Samsung Electronics Co. Ltd.	795	728,818
TOTAL KOREA (SOUTH)		1,054,141
Russia - 0.0%
AK Transneft OAO (a)	55	120,191
Sberbank (Savings Bank of the Russian Federation) (a)	24,295	32,141
Surgutneftegas (a)	91,433	62,702
TOTAL RUSSIA		215,034
United Kingdom - 0.0%
Rolls-Royce Group PLC	6,365,160	10,182
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,299,726)		11,042,370
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 11/28/14 to 6/25/15 (f) (Cost $2,799,423)	$ 2,800,000	$ 2,799,428
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	40,896,687	40,896,687
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,203,996	3,203,996
TOTAL MONEY MARKET FUNDS (Cost $44,100,683)		44,100,683
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $708,732,271)		727,448,040
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,100,852
NET ASSETS - 100%		$ 729,548,892
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
366 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 33,598,800	$ (58,067)
228 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	11,555,040	(156,547)
24 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2014	3,610,700	(62,680)
TOTAL EQUITY INDEX CONTRACTS		$ 48,764,540	$ (277,294)

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $22,293,601.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,490 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,202,447.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,119
Fidelity Securities Lending Cash Central Fund	148,594
Total	$ 171,713
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,111,877	$ 40,893,633	$ 32,178,799	$ 39,445
Consumer Staples	67,188,964	25,675,943	41,513,021	-
Energy	57,691,222	23,686,067	34,005,155	-
Financials	187,408,732	75,886,244	111,396,902	125,586
Health Care	58,184,443	12,989,374	45,195,069	-
Industrials	73,829,666	37,205,905	36,460,548	163,213
Information Technology	48,465,116	11,998,473	36,466,643	-
Materials	52,954,851	27,624,323	25,330,528	-
Telecommunication Services	37,021,688	11,132,514	25,889,174	-
Utilities	24,691,370	14,273,196	10,418,174	-
Government Obligations	2,799,428	-	2,799,428	-
Money Market Funds	44,100,683	44,100,683	-	-
Total Investments in Securities:	$ 727,448,040	$ 325,466,355	$ 401,653,441	$ 328,244
Derivative Instruments:
Liabilities
Futures Contracts	$ (277,294)	$ (277,294)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 78,735,275
Level 2 to Level 1	$ 911,220
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ -	$ (277,294)
Total Value of Derivatives	$ -	$ (277,294)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $3,057,154) - See accompanying schedule: Unaffiliated issuers (cost $664,631,588)	$ 683,347,357
Fidelity Central Funds (cost $44,100,683)	44,100,683
Total Investments (cost $708,732,271)		$ 727,448,040
Foreign currency held at value (cost $2,243,802)		2,229,451
Receivable for fund shares sold		2,352,550
Dividends receivable		1,339,701
Distributions receivable from Fidelity Central Funds		7,463
Receivable for daily variation margin for derivative instruments		704,866
Receivable from investment adviser for expense reductions		56,825
Other receivables		457
Total assets		734,139,353

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	336,758
Payable for fund shares redeemed	801,222
Accrued management fee	116,636
Other affiliated payables	36,329
Other payables and accrued expenses	95,516
Collateral on securities loaned, at value	3,203,996
Total liabilities		4,590,461

Net Assets		$ 729,548,892
Net Assets consist of:
Paid in capital		$ 697,273,407
Undistributed net investment income		15,287,239
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,294,605)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,282,851
Net Assets		$ 729,548,892

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($15,308,698 ÷ 1,246,256 shares)	$ 12.28

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($485,997,920 ÷ 39,548,140 shares)	$ 12.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,982,849 ÷ 12,524,549 shares)	$ 12.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($74,259,425 ÷ 6,037,176 shares)	$ 12.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 17,789,065
Special dividends		2,164,711
Interest		1,463
Income from Fidelity Central Funds		171,713
Income before foreign taxes withheld		20,126,952
Less foreign taxes withheld		(1,471,191)
Total income		18,655,761

Expenses
Management fee	$ 1,153,657
Transfer agent fees	358,575
Independent trustees' compensation	2,320
Miscellaneous	869
Total expenses before reductions	1,515,421
Expense reductions	(578,941)	936,480
Net investment income (loss)		17,719,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(306,427)
Foreign currency transactions	(5,731)
Futures contracts	456,387
Total net realized gain (loss)		144,229
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $54,497)	(21,889,744)
Assets and liabilities in foreign currencies	(60,508)
Futures contracts	(604,769)
Total change in net unrealized appreciation (depreciation)		(22,555,021)
Net gain (loss)		(22,410,792)
Net increase (decrease) in net assets resulting from operations		$ (4,691,511)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,719,281	$ 6,329,998
Net realized gain (loss)	144,229	(243,438)
Change in net unrealized appreciation (depreciation)	(22,555,021)	36,830,381
Net increase (decrease) in net assets resulting from operations	(4,691,511)	42,916,941
Distributions to shareholders from net investment income	(6,862,481)	(1,883,129)
Distributions to shareholders from net realized gain	(932,749)	(93,195)
Total distributions	(7,795,230)	(1,976,324)
Share transactions - net increase (decrease)	320,876,989	265,547,082
Redemption fees	94,494	169,944
Total increase (decrease) in net assets	308,484,742	306,657,643

Net Assets
Beginning of period	421,064,150	114,406,507
End of period (including undistributed net investment income of $15,287,239 and undistributed net investment income of $5,651,192, respectively)	$ 729,548,892	$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.37 G	.29	.29	.03
Net realized and unrealized gain (loss)	(.32)	1.76	.18	.06
Total from investment operations	.05	2.05	.47	.09
Distributions from net investment income	(.18)	(.15)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.28	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	.46%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.34%	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.22%	.23%	.24%	.24% A
Expenses net of all reductions	.22%	.23%	.24%	.24% A
Net investment income (loss)	3.00% G	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,309	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.38 G	.30	.30	.03
Net realized and unrealized gain (loss)	(.31)	1.76	.17	.06
Total from investment operations	.07	2.06	.47	.09
Distributions from net investment income	(.19)	(.16)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.29	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	.59%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18% A
Expenses net of all reductions	.18%	.18%	.18%	.18% A
Net investment income (loss)	3.04% G	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,998	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.31	.30	.03
Net realized and unrealized gain (loss)	(.33)	1.76	.18	.06
Total from investment operations	.06	2.07	.48	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22) K	(.18)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.29	$ 12.45	$ 10.55	$ 10.09
Total ReturnB, C	.56%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.23%	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13% A
Expenses net of all reductions	.13%	.13%	.13%	.13% A
Net investment income (loss)	3.09% G	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,983	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rateF	1%	6%	7%	1% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.32	.30	.03
Net realized and unrealized gain (loss)	(.31)	1.74	.19	.06
Total from investment operations	.08	2.06	.49	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.30	$ 12.45	$ 10.56	$ 10.09
Total ReturnB, C	.67%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20%	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.12% G	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,259	$ 62,884	$ 117	$ 7,568
Portfolio turnover rateF	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Shareholders

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in

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3. Significant Accounting Policies - continued

Investment Valuation - continued

transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities

Spartan Emerging Markets Index Fund	$ 344,308,101	$ 43,397,313	$ (28,336,097)	$ 15,061,216
Spartan Global ex U.S. Index Fund	710,173,949	67,627,588	(50,353,497)	17,274,091

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 6,018,159	$ (10,127,827)	$ 15,053,903
Spartan Global ex U.S. Index Fund	15,619,816	(462,798)	17,213,972

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (8,392,183)	$ (1,735,644)	$ (10,127,827)
Spartan Global ex U.S. Index Fund	(204,365)	(258,433)	(462,798)

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

October 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 4,624,751	$ -	$ 4,624,751
Spartan Global ex U.S. Index Fund	7,436,480	358,750	7,795,230
October 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 2,105,350	$ -	$ 2,105,350
Spartan Global ex U.S. Index Fund	1,953,025	23,299	1,976,324

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Annual Report

Notes to Shareholders - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (428,790)	$ 176,040
Totals (a)	$ (428,790)	$ 176,040
Spartan Global ex U.S. Index Fund
Futures Contracts	$ 456,387	$ (604,769)
Totals (a)	$ 456,387	$ (604,769)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

Notes to Shareholders - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	149,160,924	20,626,754
Spartan Global ex U.S. Index Fund	299,799,054	6,985,295

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 26,351
Fidelity Advantage Class	245,174
Institutional Class	2,745
$ 274,270
Spartan Global ex U.S. Index Fund
Investor Class	$ 19,300
Fidelity Advantage Class	306,793
Institutional Class	32,482
$ 358,575

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 12,544,000.31%		$ 755

Other. During the period, the investment adviser reimbursed Spartan Global ex U.S. Index Fund for certain losses in the amount of $2,291.

Annual Report

Notes to Shareholders - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 409
Spartan Global ex U.S. Index Fund	869

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 27,962
Spartan Global ex U.S. Index Fund	$ 148,594

Annual Report

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 2,166,000.58%		$ 105

10. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 18,735
Fidelity Advantage Class	.20%	366,930
Institutional Class	.13%	13,627
Fidelity Advantage Institutional Class	.10%	2,162
Spartan Global ex U.S. Index Fund
Investor Class	.22%	16,545
Fidelity Advantage Class	.18%	382,625
Institutional Class	.13%	107,880
Fidelity Advantage Institutional Class	.10%	71,448

In addition, the investment advisor reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 613
Spartan Global ex U.S. Index Fund	422

Annual Report

Notes to Shareholders - continued

10. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 9
Spartan Global ex U.S. Index Fund	21

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 196,321	$ 596,789
Fidelity Advantage Class	4,268,410	803,258
Institutional Class	5,565	9,000
Fidelity Advantage Institutional Class	154,455	1,234
Total	$ 4,624,751	$ 1,410,281
From net realized gain
Investor Class	$ -	$ 313,070
Fidelity Advantage Class	-	377,504
Institutional Class	-	3,966
Fidelity Advantage Institutional Class	-	529
Total	$ -	$ 695,069
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 226,598	$ 416,574
Fidelity Advantage Class	4,521,437	1,114,795
Institutional Class	1,107,946	349,844
Fidelity Advantage Institutional Class	1,006,500	1,916
Total	$ 6,862,481	$ 1,883,129
From net realized gain
Investor Class	$ 32,059	$ 21,640
Fidelity Advantage Class	621,801	54,936
Institutional Class	147,471	16,531
Fidelity Advantage Institutional Class	131,418	88
Total	$ 932,749	$ 93,195

Annual Report

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	2,118,414	5,062,409	$ 20,793,163	$ 51,516,941
Reinvestment of distributions	18,567	82,497	174,910	824,144
Shares redeemed	(1,506,553)	(8,686,974)	(14,651,496)	(87,732,120)
Net increase (decrease)	630,428	(3,542,068)	$ 6,316,577	$ (35,391,035)
Fidelity Advantage Class
Shares sold	19,048,224	24,217,181	$ 188,162,218	$ 238,491,795
Reinvestment of distributions	429,331	111,290	4,044,463	1,111,792
Shares redeemed	(8,594,278)	(8,707,952)	(83,053,370)	(84,458,854)
Net increase (decrease)	10,883,277	15,620,519	$ 109,153,311	$ 155,144,733
Institutional Class
Shares sold	2,439,446	53,539	$ 23,794,505	$ 528,823
Reinvestment of distributions	590	1,297	5,565	12,966
Shares redeemed	(366,209)	(60,597)	(3,651,261)	(586,567)
Net increase (decrease)	2,073,827	(5,761)	$ 20,148,809	$ (44,778)
Fidelity Advantage Institutional Class
Shares sold	111,992	815,606	$ 1,072,931	$ 7,380,534
Reinvestment of distributions	16,379	176	154,455	1,763
Shares redeemed	(850,397)	(90,970)	(7,894,709)	(868,609)
Net increase (decrease)	(722,026)	724,812	$ (6,667,323)	$ 6,513,688

Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,766,047	1,801,296	$ 21,906,686	$ 20,127,243
Reinvestment of distributions	16,896	37,086	200,243	401,269
Shares redeemed	(1,343,717)	(3,456,497)	(16,581,244)	(38,972,386)
Net increase (decrease)	439,226	(1,618,115)	$ 5,525,685	$ (18,443,874)
Fidelity Advantage Class
Shares sold	22,421,200	18,744,389	$ 280,562,019	$ 214,525,504
Reinvestment of distributions	409,534	104,604	4,853,705	1,131,814
Shares redeemed	(5,939,074)	(2,597,969)	(73,832,191)	(29,841,950)
Net increase (decrease)	16,891,660	16,251,024	$ 211,583,533	$ 185,815,368

Annual Report

Notes to Shareholders - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Spartan Global ex U.S. Index Fund
Institutional Class
Shares sold	9,020,573	6,166,157	$ 114,310,631	$ 69,861,478
Reinvestment of distributions	105,927	33,861	1,255,417	366,375
Shares redeemed	(1,923,850)	(2,887,399)	(23,985,703)	(32,632,011)
Net increase (decrease)	7,202,650	3,312,619	$ 91,580,345	$ 37,595,842
Fidelity Advantage Institutional Class
Shares sold	1,955,903	5,098,656	$ 24,287,152	$ 61,312,872
Reinvestment of distributions	96,013	185	1,137,918	2,004
Shares redeemed	(1,063,984)	(60,641)	(13,237,644)	(735,130)
Net increase (decrease)	987,932	5,038,200	$ 12,187,426	$ 60,579,746

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of, including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, James Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Investor Class	12/15/14	12/12/14	$0.17100	$0.000
Fidelity Advantage Class	12/15/14	12/12/14	$0.18142	$0.000
Spartan Global ex U.S. Index Fund
Investor Class	12/15/14	12/12/14	$0.27700	$0.0060
Fidelity Advantage Class	12/15/14	12/12/14	$0.28175	$0.0060

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Market Index Fund	December 13, 2013	December 26, 2013
Investor Class	68%	49%
Fidelity Advantage Class	65%	49%
Spartan Global ex U.S. Index Fund
Investor Class	90%	85%
Fidelity Advantage Class	88%	85%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Market Index Fund
Investor Class	12/16/13	0.1553	0.0262
	12/27/13	0.0015	0.0000
Fidelity Advantage Class	12/16/13	0.1635	0.0262
	12/27/13	0.0015	0.0000
Spartan Global ex U.S. Index Fund
Investor Class	12/16/13	0.0938	0.0162
	12/27/13	0.0004	0.0000
Fidelity Advantage Class	12/16/13	0.0960	0.0162
	12/27/13	0.0004	0.0000

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Emerging Markets Index Fund

Annual Report

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although each fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2013 and the total expense ratio of Investor Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2014.

The Board noted that the total expense ratio of Investor Class of Spartan Emerging Markets Index Fund ranked above its competitive median for 2013. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

Annual Report

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.22% through December 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

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www.fidelity.com

EMX-GUX-UANN-1214
1.929359.103

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,062.80	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,063.80	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,063.70	$ .68
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,063.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 974.60	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 975.40	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 974.60	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 975.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Life of fund A
Institutional Class	3.37%	2.04%
Fidelity Advantage® Institutional Class	3.40%	2.06%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Spartan Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Among sectors, health care (+24%) led the index, with a strong contribution from the pharmaceuticals, biotechnology & life sciences industry. Information technology (+21%) also outperformed. Conversely, materials (-4%) and energy (-1%) lagged the index due to a higher supply of and lower demand for commodities.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the 12-month period ending October 31, 2014, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 3.37% and 3.40%, respectively, compared with 3.70% for the benchmark FTSE® Emerging Index. This benchmark return is gross of taxes that the fund incurs. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Information technology was the strongest-performing sector in the benchmark, gaining 25% for the 12 months. In this group, Tencent Holdings, a Chinese social-media company, led the way. Chip foundry Taiwan Semiconductor Manufacturing also added significant value, as did Taiwanese contract electronics manufacturer Hon Hai Precision Industry and India's Infosys, a business consulting and outsourcing firm. On the negative side, energy and materials stocks lagged. Within the former group, Russian energy giants Gazprom and LUKOIL struggled, as did Brazil's Petrobras. In materials, Brazilian metals and mining concern Vale lost significant ground. Meanwhile, in financials, Russian commercial bank Sberbank struggled in light of the country's economic woes and international sanctions targeting the state-run financial institution.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.0	1.7
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.8	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.3
Naspers Ltd. Class N (South Africa, Media)	1.2	1.1
Itau Unibanco Holding SA (Brazil, Banks)	1.1	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	1.1
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.0	1.2
	15.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.5	28.7
Information Technology	12.8	11.9
Energy	10.8	12.1
Telecommunication Services	8.9	8.5
Consumer Staples	8.2	8.7
Materials	8.0	9.3
Consumer Discretionary	6.9	6.5
Industrials	5.9	5.8
Utilities	3.4	3.6
Health Care	2.6	2.0
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Taiwan 13.3%
China 11.9%
Brazil 11.6%
India 11.0%
South Africa 9.0%
Mexico 5.8%
Russia 4.9%
Hong Kong 4.7%
Malaysia 4.6%
Other* 23.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2014
Taiwan 13.3%
Brazil 13.3%
China 11.4%
India 9.5%
South Africa 9.3%
Mexico 5.6%
Russia 5.2%
Malaysia 5.0%
Hong Kong 4.1%
Other* 23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Emerging Markets Index

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Bermuda - 1.1%
Apollo Solar Energy Technology Holdings Ltd. (d)	1,142,000	$ 260,560
Beijing Enterprises Water Group Ltd.	394,000	282,102
Brilliance China Automotive Holdings Ltd.	268,000	463,443
China Foods Ltd. (a)	52,000	19,459
China Gas Holdings Ltd.	154,000	275,334
China Resources Gas Group Ltd.	66,000	188,660
China Yurun Food Group Ltd. (a)(d)	126,000	53,970
CITIC Resources Holdings Ltd. (a)	194,000	27,037
Cosco Pacific Ltd.	164,735	216,776
Credicorp Ltd.	3,006	480,960
Credicorp Ltd. (United States)	2,114	340,354
GOME Electrical Appliances Holdings Ltd.	1,070,802	168,700
Haier Electronics Group Co. Ltd.	77,000	207,966
Hopson Development Holdings Ltd. (a)	48,000	42,653
Kunlun Energy Co. Ltd.	278,000	369,021
Nine Dragons Paper (Holdings) Ltd.	149,000	115,488
Shenzhen International Holdings Ltd.	96,480	153,331
Sihuan Pharmaceutical Holdings Group Ltd.	368,000	293,848
Sinofert Holdings Ltd. (a)	98,000	14,926
TOTAL BERMUDA		3,974,588
Brazil - 7.1%
AES Tiete SA	6,600	39,820
All America Latina Logistica SA	43,900	120,296
Ambev SA	466,300	3,086,210
B2W Companhia Global do Varejo (a)	9,500	123,758
Banco Bradesco SA	56,680	834,451
Banco do Brasil SA	85,500	956,824
Banco Santander SA (Brasil) unit	95,100	512,363
BB Seguridade Participacoes SA	60,000	800,517
BM&F BOVESPA SA	180,800	795,319
BR Malls Participacoes SA	43,600	350,151
BR Properties SA	17,800	89,937
Brasil Foods SA	87,100	2,266,871
BTG Pactual Participations Ltd. unit	25,500	322,622
CCR SA	85,800	638,851
Centrais Eletricas Brasileiras SA (Electrobras)	24,400	61,249
Cetip SA - Mercados Organizado	21,617	273,931
Cia. Hering SA	12,700	128,133
Cielo SA	72,128	1,184,426
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	34,500	269,969
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG)	9,180	$ 55,608
Companhia Paranaense de Energia-Copel	4,400	43,487
Companhia Siderurgica Nacional SA (CSN)	67,900	226,068
Cosan Logistica SA (a)	10,900	18,255
Cosan SA Industria e Comercio	10,900	152,157
CPFL Energia SA	29,500	221,438
Cyrela Brazil Realty SA	25,200	125,293
Drogasil SA	23,600	214,199
Duratex SA	27,797	99,840
Ecorodovias Infraestrutura e Logistica SA	18,300	81,829
Embraer SA	69,000	668,029
Energias do Brasil SA	24,600	96,001
Estacio Participacoes SA	26,200	303,459
Fibria Celulose SA (a)	21,900	265,232
Gerdau SA	21,100	78,170
Guararapes Confeccoes SA	500	18,766
Hypermarcas SA (a)	38,000	265,459
JBS SA	68,900	307,254
Klabin SA unit	55,600	274,870
Kroton Educacional SA	152,248	1,085,072
Light SA	7,900	64,880
Localiza Rent A Car SA	14,090	203,113
Lojas Americanas SA	12,682	62,184
Lojas Renner SA	12,700	380,298
M. Dias Branco SA	4,500	174,995
MRV Engenharia e Participacoes SA	27,300	90,343
Multiplan Empreendimentos Imobiliarios SA	7,800	161,326
Multiplus SA	3,800	53,291
Natura Cosmeticos SA	17,200	249,889
Obrascon Huarte Lain Brasil SA	4,600	28,496
Oi SA (a)	144,300	79,782
Petroleo Brasileiro SA - Petrobras (ON)	369,400	2,183,990
Porto Seguro SA	10,000	119,860
Qualicorp SA (a)	21,800	221,704
Souza Cruz SA	37,700	304,594
Sul America SA unit	24,828	131,860
Terna Participacoes SA unit	8,600	63,861
TIM Participacoes SA	80,700	438,690
Totvs SA	14,100	205,534
Tractebel Energia SA	21,400	291,477
Ultrapar Participacoes SA	38,500	839,794
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	20,000	53,271
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA	136,600	$ 1,378,183
Via Varejo SA unit (a)	11,700	112,566
Weg SA	26,120	308,119
TOTAL BRAZIL		25,658,284
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (d)	296,000	52,051
Cayman Islands - 3.8%
Agile Property Holdings Ltd.	100,000	56,361
Agile Property Holdings Ltd. rights 11/11/14 (a)	12,500	826
Anta Sports Products Ltd.	91,000	178,614
Belle International Holdings Ltd.	530,000	674,439
Biostime International Holdings Ltd.	10,500	23,774
Bosideng International Holdings Ltd.	204,000	30,263
China Conch Venture Holdings Ltd.	21,500	45,011
China Dongxiang Group Co. Ltd.	224,000	41,074
China Hongqiao Group Ltd.	103,000	79,391
China Huishan Dairy Hld Co. Ltd. (d)	721,000	161,747
China Resources Cement Holdings Ltd.	183,064	124,483
China Resources Land Ltd.	188,000	447,163
China State Construction International Holdings Ltd.	148,000	228,794
China Zhongwang Holdings Ltd.	162,000	85,319
Cimc Enric Holdings Ltd.	60,000	60,336
Country Garden Holdings Co. Ltd.	487,737	191,621
ENN Energy Holdings Ltd.	74,000	480,142
Evergrande Real Estate Group Ltd. (d)	591,000	227,109
GCL-Poly Energy Holdings Ltd. (a)	1,031,000	347,470
Geely Automobile Holdings Ltd.	445,000	199,203
Golden Eagle Retail Group Ltd. (H Shares)	60,000	73,556
Greentown China Holdings Ltd.	70,500	73,360
Haitian International Holdings Ltd.	58,000	124,415
Hengan International Group Co. Ltd.	73,500	774,746
Kingboard Chemical Holdings Ltd.	66,000	130,030
Kingboard Laminates Holdings Ltd.	112,000	45,674
Kingsoft Corp. Ltd.	73,000	172,362
KWG Property Holding Ltd.	109,737	76,200
Lee & Man Paper Manufacturing Ltd.	152,000	83,414
Li Ning Co. Ltd. (a)	74,000	39,230
Longfor Properties Co. Ltd.	136,500	158,345
Renhe Commercial Holdings Co. Ltd. (a)	764,000	30,553
Sany Heavy Equipment International Holdings Co. Ltd. (a)	47,000	10,417
Shenzhou International Group Holdings Ltd.	55,000	189,885
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shimao Property Holdings Ltd.	119,500	$ 257,192
Sino Biopharmaceutical Ltd.	284,000	285,928
SOHO China Ltd.	181,000	132,819
Tencent Holdings Ltd.	457,800	7,357,887
TPK Holding Co. Ltd.	24,775	146,027
Zhongsheng Group Holdings Ltd. Class H	51,500	53,040
TOTAL CAYMAN ISLANDS		13,898,220
Chile - 1.3%
AES Gener SA	235,413	130,549
Aguas Andinas SA	323,104	193,328
Banco de Chile	2,481,733	303,197
Banco de Credito e Inversiones	4,313	241,352
Banco Santander Chile	6,001,691	319,161
CAP SA	7,891	75,561
Cencosud SA	107,841	308,687
Colbun SA (a)	758,856	204,148
Compania Cervecerias Unidas SA	14,816	155,174
Compania de Petroleos de Chile SA (COPEC)	37,839	458,675
CorpBanca SA	16,139,918	215,696
Empresa Nacional de Electricidad SA	339,169	528,128
Empresa Nacional de Electricidad SA sponsored ADR	203	9,476
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,209	120,774
Empresas CMPC SA	109,107	266,406
Enersis SA	1,924,272	615,318
Enersis SA sponsored ADR	300	4,737
LATAM Airlines Group SA (a)	32,156	387,267
LATAM Airlines Group SA sponsored ADR (a)	212	2,586
S.A.C.I. Falabella	46,082	336,433
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	3,987
TOTAL CHILE		4,880,640
China - 11.9%
Agricultural Bank of China Ltd. (H Shares)	2,584,000	1,200,767
Air China Ltd. (H Shares)	184,000	119,158
Aluminum Corp. of China Ltd. (H Shares) (a)	398,000	177,167
Angang Steel Co. Ltd. (H Shares)	102,000	74,986
Anhui Conch Cement Co. Ltd. (H Shares)	123,000	402,808
Anhui Expressway Co. Ltd. (H Shares)	56,000	34,089
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	49,732
AviChina Industry & Technology Co. Ltd. (H Shares)	232,000	176,719
Bank Communications Co. Ltd. (H Shares)	810,000	607,345
Common Stocks - continued
	Shares	Value
China - continued
Bank of China Ltd. (H Shares)	7,526,000	$ 3,602,330
BBMG Corp. (H Shares)	109,500	77,429
Beijing Capital International Airport Co. Ltd. (H Shares)	150,000	110,093
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	148,000	66,472
Beijing North Star Co. Ltd. (H Shares)	86,000	25,955
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	6,079
BOE Technology Group Co. Ltd. (B Shares) (a)	140,800	46,110
BYD Co. Ltd. (H Shares)	69,500	441,514
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	179,800	86,493
China BlueChemical Ltd. (H Shares)	184,000	65,341
China Cinda Asset Mngmt Co. Ltd. (H Shares)	317,000	150,032
China CITIC Bank Corp. Ltd. (H Shares)	741,000	482,724
China Coal Energy Co. Ltd. (H Shares) (d)	408,000	249,946
China Communications Construction Co. Ltd. (H Shares)	428,000	328,569
China Communications Services Corp. Ltd. (H Shares)	266,000	124,902
China Construction Bank Corp. (H Shares)	7,203,000	5,374,154
China Cosco Holdings Co. Ltd. (H Shares) (a)	264,500	118,775
China Eastern Airlines Corp. Ltd. (H Shares) (a)	266,000	101,277
China Everbright Bank Co. Ltd. (H Shares)	350,000	171,607
China Galaxy Securities Co. Ltd. (H Shares)	104,500	83,316
China International Marine Containers (Group) Ltd. (H Shares)	55,900	130,561
China Life Insurance Co. Ltd. (H Shares)	744,000	2,220,075
China Longyuan Power Grid Corp. Ltd. (H Shares)	330,000	351,908
China Machinery Engineering Co. (H Shares)	39,000	22,147
China Merchants Bank Co. Ltd. (H Shares)	465,346	862,391
China Merchants Property Development Co. Ltd. (B Shares)	13,050	21,924
China Minsheng Banking Corp. Ltd. (H Shares)	597,200	599,172
China Molybdenum Co. Ltd. (H Shares)	110,000	65,593
China National Building Materials Co. Ltd. (H Shares)	290,000	268,878
China National Materials Co. Ltd. (H Shares)	68,000	15,444
China Oilfield Services Ltd. (H Shares)	182,000	380,388
China Pacific Insurance Group Co. Ltd. (H Shares)	223,400	835,999
China Petroleum & Chemical Corp. (H Shares)	2,547,000	2,208,789
China Railway Construction Corp. Ltd. (H Shares)	180,500	189,633
China Railway Group Ltd. (H Shares)	363,000	223,936
China Shenhua Energy Co. Ltd. (H Shares)	341,500	962,530
China Shipping Container Lines Co. Ltd. (H Shares) (a)	338,000	96,396
China Shipping Development Co. Ltd. (H Shares) (a)	112,000	73,719
China Southern Airlines Ltd. (H Shares)	156,000	54,776
China Telecom Corp. Ltd. (H Shares)	1,620,000	1,032,678
China Vanke Co. Ltd. (H Shares) (a)	132,000	245,914
Common Stocks - continued
	Shares	Value
China - continued
Chongqing Changan Automobile Co. Ltd. (B Shares)	82,300	$ 181,882
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	314,000	151,116
CITIC Securities Co. Ltd. (H Shares)	85,500	213,336
CSG Holding Co. Ltd. (B Shares)	70,300	52,302
CSR Corp. Ltd. (H Shares)	184,000	187,199
Datang International Power Generation Co. Ltd. (H Shares)	274,000	143,493
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	51,244
Dongfang Electric Corp. Ltd. (H Shares)	33,200	56,177
Dongfeng Motor Group Co. Ltd. (H Shares)	288,000	445,380
Double Coin Holdings Ltd. (B Shares)	19,000	14,290
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	20,989
Great Wall Motor Co. Ltd. (H Shares)	104,000	457,045
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	29,267
Guangshen Railway Co. Ltd. (H Shares)	122,000	52,400
Guangzhou Automobile Group Co. Ltd. (H Shares)	226,000	201,078
Guangzhou Baiyunshan Pharma Health (H Shares)	20,000	68,354
Guangzhou R&F Properties Co. Ltd. (H Shares)	88,000	95,981
Guangzhou Shipyard International Ltd. (H Shares)	16,000	28,323
Haitong Securities Co. Ltd. (H Shares)	159,600	274,021
Harbin Electric Machinery Co. Ltd.(H Shares)	76,000	45,867
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	7,870
Huadian Fuxin Energy Corp. Ltd. (H Shares)	168,000	96,658
Huadian Power International Corp. Ltd. (H Shares)	154,000	117,633
Huaneng Power International, Inc. (H Shares)	302,000	371,291
Huaneng Renewables Corp. Ltd. (H Shares)	324,000	116,366
Huishang Bank Corp. Ltd.	164,000	70,221
Industrial & Commercial Bank of China Ltd. (H Shares)	7,194,000	4,776,528
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	35,609
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	99,562	162,438
Jiangling Motors Corp. Ltd. (B Shares)	8,300	32,829
Jiangsu Expressway Co. Ltd. (H Shares)	118,000	131,810
Jiangxi Copper Co. Ltd. (H Shares)	143,000	254,008
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,908
Lianhua Supermarket Holdings Ltd. (H Shares) (a)	43,000	21,342
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	28,682
Metallurgical Corp. China Ltd. (H Shares)	269,000	73,864
New China Life Insurance Co. Ltd. (H Shares)	70,800	264,946
People's Insurance Co. of China Group (H Shares)	371,000	160,362
PetroChina Co. Ltd. (H Shares)	2,104,000	2,634,091
PICC Property & Casualty Co. Ltd. (H Shares)	302,008	554,015
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	191,500	1,565,462
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	77,603
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	168,000	$ 169,888
Shanghai Bailian Group Co. Ltd. (B Shares)	13,200	17,641
Shanghai Chlor Alkali Co. Ltd. (B Shares)	33,000	15,900
Shanghai Electric Group Co. Ltd. (H Shares)	276,000	138,281
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	40,000	144,012
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	19,252
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	16,626
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	38
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	19,717
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	41,700	71,037
Shanghai Pharma Holding Co. Ltd. (H Shares)	58,500	146,399
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	23,900	49,923
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	29,504
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	23,895
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	33,383
Shenzhen Expressway Co. (H Shares)	82,000	52,462
Sichuan Expressway Co. Ltd. (H Shares)	64,000	24,765
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	113,500	109,774
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	329,000	102,006
Sinopharm Group Co. Ltd. (H Shares)	94,400	368,782
Sinotrans Ltd. (H Shares)	176,000	139,657
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	34,188
TravelSky Technology Ltd. (H Shares)	98,000	102,399
Tsingtao Brewery Co. Ltd. (H Shares)	38,000	280,903
Weichai Power Co. Ltd. (H Shares)	52,800	202,682
Weifu High-Technology Co. Ltd. (B Shares)	13,550	51,383
Wumart Stores, Inc. (H Shares)	51,000	44,179
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	37,000	66,405
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,520	83,340
Yanzhou Coal Mining Co. Ltd. (H Shares)	178,000	150,516
Zhaojin Mining Industry Co. Ltd. (H Shares)	86,500	45,684
Zhejiang Expressway Co. Ltd. (H Shares)	140,000	141,171
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	50,500	217,169
Zijin Mining Group Co. Ltd. (H Shares)	632,000	161,831
ZTE Corp. (H Shares)	69,800	169,268
TOTAL CHINA		43,191,080
Colombia - 0.6%
Almacenes Exito SA	23,015	324,615
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA sponsored ADR	76	$ 4,299
Cementos Argos SA	40,861	208,525
Cemex Latam Holdings SA (a)	16,342	145,827
Corporacion Financiera Colombiana SA	9,859	194,065
Corporacion Financiera Colombiana SA (RFD)	269	5,269
Ecopetrol SA	495,268	661,962
Grupo de Inversiones Suramerica SA	18,987	394,782
Interconexion Electrica SA ESP	35,796	153,101
Isagen SA	85,085	112,068
TOTAL COLOMBIA		2,204,513
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	15,665	433,280
Komercni Banka A/S	1,505	322,371
Telefonica Czech Rep A/S	8,941	99,887
TOTAL CZECH REPUBLIC		855,538
Egypt - 0.4%
Commercial International Bank SAE	79,964	546,883
Commercial International Bank SAE sponsored GDR	2,265	15,402
EFG-Hermes Holding SAE	50,089	118,602
Egyptian Kuwaiti Holding (a)	74,575	65,626
El Ezz Steel Rebars SAE (a)	18,109	40,675
Elsewedy Electric Co. (a)	5,895	37,513
Global Telecom Holding (a)	258,317	156,073
JUHAYNA Food Industries	42,128	54,206
Sidi Kerir Petrochemcials Co.	8,487	21,283
Talaat Moustafa Group Holding	114,167	167,816
Telecom Egypt SAE	31,783	60,454
TOTAL EGYPT		1,284,533
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	52,500	428,646
China Agri-Industries Holdings Ltd.	181,630	69,390
China Everbright International Ltd.	269,000	371,414
China Everbright Ltd.	82,000	159,506
China Merchants Holdings International Co. Ltd.	112,283	354,926
China Mobile Ltd.	519,000	6,457,667
China Overseas Land and Investment Ltd.	410,000	1,189,589
China Resources Enterprise Ltd.	122,000	290,176
China Resources Power Holdings Co. Ltd.	186,000	541,380
China South City Holdings Ltd.	216,000	97,831
China Taiping Insurance Group Ltd. (a)	100,800	216,388
China Taiping Insurance Group Ltd. rights 11/18/14 (a)	16,170	9,904
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	450,000	$ 676,131
CITIC Pacific Ltd.	550,000	963,695
CNOOC Ltd.	1,586,000	2,483,500
CNOOC Ltd. sponsored ADR	200	31,274
CSPC Pharmaceutical Group Ltd.	278,000	256,113
Far East Horizon Ltd.	146,000	135,788
Fosun International Ltd.	137,000	162,504
Franshion Properties China Ltd.	358,000	84,510
Guangdong Investment Ltd.	222,000	292,024
Lenovo Group Ltd.	612,000	902,091
Poly Property Group Co. Ltd.	191,000	73,990
Shanghai Industrial Holdings Ltd.	47,000	144,916
Shenzhen Investment Ltd.	208,431	60,204
Sino-Ocean Land Holdings Ltd.	355,979	203,539
Sinotruk Hong Kong Ltd.	100,000	51,834
Yuexiu Property Co. Ltd.	612,000	112,872
TOTAL HONG KONG		16,821,802
Hungary - 0.2%
Magyar Telekom PLC (a)	34,595	47,841
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,706	223,945
OTP Bank PLC	18,192	300,777
Richter Gedeon PLC	14,788	225,732
TOTAL HUNGARY		798,295
India - 11.0%
ABB Ltd. India	5,770	109,849
ACC Ltd.	6,498	158,619
Adani Enterprises Ltd.	26,480	208,931
Adani Ports & Special Economic Zone	50,352	234,043
Adani Power Ltd. (a)	70,324	54,962
Aditya Birla Nuvo Ltd.	5,501	150,658
Ambuja Cements Ltd.	69,154	256,141
Ashok Leyland Ltd. (a)	71,710	54,141
Asian Paints India Ltd.	30,158	322,198
Aurobindo Pharma Ltd.	13,102	206,625
Axis Bank Ltd. (a)	105,685	778,923
Bajaj Auto Ltd. (a)	7,341	312,015
Bajaj Holdings & Investment Ltd. (a)	2,657	60,836
Bank of Baroda	7,674	117,175
Bank of India	18,538	86,093
Bharat Electronics Ltd.	1,025	34,738
Common Stocks - continued
	Shares	Value
India - continued
Bharat Forge Ltd.	9,920	$ 131,183
Bharat Heavy Electricals Ltd.	58,383	243,912
Bharat Petroleum Corp. Ltd.	16,939	198,307
Bharti Airtel Ltd. (a)	129,324	840,342
Bharti Infratel Ltd.	46,657	223,601
Cadila Healthcare Ltd. (a)	5,335	123,721
Cairn India Ltd.	44,309	205,254
Canara Bank Ltd.	12,217	79,992
Castrol India Ltd.	13,016	87,682
Cipla Ltd.	33,156	359,996
Coal India Ltd.	64,334	387,929
Colgate-Palmolive (India)	3,568	98,203
Corporation Bank Ltd.	10,294	56,748
Crompton Greaves Ltd.	11,890	36,416
Cummins India Ltd.	9,505	113,142
Dabur India Ltd.	51,682	190,493
Divi's Laboratories Ltd. (a)	4,927	150,271
DLF Ltd. (a)	45,905	93,346
Dr. Reddy's Laboratories Ltd. (a)	8,445	435,307
Eicher Motors Ltd.	628	130,441
Essar Oil Ltd. (a)	14,081	27,655
Exide Industries Ltd.	20,175	51,725
GAIL India Ltd.	31,465	270,440
GlaxoSmithKline Consumer Healthcare Ltd.	1,322	119,034
GlaxoSmithKline Pharmaceuticals Ltd. (a)	2,825	126,888
Glenmark Pharmaceuticals Ltd.	10,258	120,090
GMR Infrastructure Ltd. (a)	141,537	49,821
Godrej Consumer Products Ltd.	11,499	181,553
Godrej Industries Ltd. (a)	11,285	55,406
Grasim Industries Ltd.	1,387	83,231
Great Eastern Shipping Co. Ltd.	6,235	40,430
HCL Technologies Ltd.	26,699	700,213
HDFC Bank Ltd.	82,559	1,338,724
Hero Motocorp Ltd.	8,080	403,469
Hindalco Industries Ltd. (a)	83,328	221,603
Hindustan Petroleum Corp. Ltd. (a)	7,939	67,797
Hindustan Unilever Ltd.	71,719	861,784
Hindustan Zinc Ltd.	22,148	61,768
Housing Development Finance Corp. Ltd.	155,868	2,807,064
ICICI Bank Ltd. (a)	56,731	1,506,605
IDBI Bank Ltd.	28,692	32,994
Idea Cellular Ltd. (a)	146,928	389,259
Common Stocks - continued
	Shares	Value
India - continued
IDFC Ltd. (a)	55,030	$ 143,199
Indian Oil Corp. Ltd. (a)	32,141	188,904
IndusInd Bank Ltd. (a)	17,361	210,413
Infosys Ltd.	47,357	3,139,069
ITC Ltd. (a)	190,825	1,103,333
Jaiprakash Associates Ltd. (a)	88,232	44,752
Jindal Steel & Power Ltd.	35,225	92,811
JSW Energy Ltd. (a)	34,499	45,050
JSW Steel Ltd.	11,870	243,764
Kotak Mahindra Bank Ltd.	31,517	574,235
Larsen & Toubro Ltd. (a)	22,659	610,643
Lupin Ltd.	9,167	212,247
Mahindra & Mahindra Financial Services Ltd.	29,321	140,073
Mahindra & Mahindra Ltd. (a)	30,555	649,654
Mangalore Refinery & Petrochemicals Ltd. (a)	13,688	13,082
Maruti Suzuki India Ltd. (a)	4,930	270,041
Motherson Sumi Systems Ltd.	20,626	141,223
Mphasis BFL Ltd.	12,284	80,220
Nestle India Ltd.	2,444	252,531
NHPC Ltd.	159,821	53,654
NMDC Ltd.	85,326	237,569
NTPC Ltd.	203,158	496,129
Oil & Natural Gas Corp. Ltd.	205,799	1,346,758
Oil India Ltd.	11,941	122,879
Oracle Finance Services Software Ltd. (a)	1,958	109,388
Oriental Bank of Commerce (a)	5,166	23,999
Piramal Enterprises Ltd. (a)	8,406	110,359
Power Finance Corp. Ltd.	34,268	157,547
Power Grid Corp. of India Ltd.	163,348	387,574
Punjab National Bank (a)	4,147	63,398
Ranbaxy Laboratories Ltd. (a)	11,964	123,342
Reliance Capital Ltd. (a)	12,738	98,468
Reliance Communication Ltd. (a)	104,739	180,857
Reliance Industries Ltd.	159,028	2,580,845
Reliance Infrastructure Ltd. (a)	11,957	123,993
Reliance Power Ltd. (a)	66,366	82,431
Rural Electrification Corp. Ltd.	35,214	172,977
Sesa Sterlite Ltd.	135,671	566,056
Shree Cement Ltd.	1,088	160,733
Shriram Transport Finance Co. Ltd.	13,164	203,643
Siemens India Ltd.	8,899	126,483
State Bank of India	15,240	670,658
Common Stocks - continued
	Shares	Value
India - continued
Steel Authority of India Ltd.	89,268	$ 120,820
Sun Pharmaceutical Industries Ltd.	76,887	1,058,107
Sun TV Ltd.	6,352	33,782
Tata Chemicals Ltd. (a)	3,139	21,281
Tata Communications Ltd.	5,874	38,493
Tata Consultancy Services Ltd.	46,960	1,998,031
Tata Motors Ltd. (a)	97,228	849,445
Tata Power Co. Ltd. (a)	101,826	155,436
Tata Steel Ltd.	25,693	205,070
Tech Mahindra Ltd.	11,399	467,265
Titan Co. Ltd. (a)	14,520	95,381
Torrent Power Ltd. (a)	8,080	21,641
Ultratech Cemco Ltd. (a)	6,843	283,879
Union Bank of India	10,272	37,703
Unitech Ltd. (a)	115,110	38,404
United Breweries Ltd.	6,396	72,747
United Spirits Ltd. (a)	5,754	258,845
Wipro Ltd.	49,858	460,546
Wockhardt Ltd.	2,417	29,822
Yes Bank Ltd.	19,236	217,823
Zee Entertainment Enterprises Ltd.	47,447	265,917
TOTAL INDIA		39,935,208
Indonesia - 2.7%
PT Adaro Energy Tbk	1,213,500	114,115
PT Aneka Tambang Tbk	213,000	17,107
PT Astra Agro Lestari Tbk	28,500	55,431
PT Astra International Tbk	2,028,900	1,137,627
PT Bank Central Asia Tbk	1,228,600	1,326,324
PT Bank Danamon Indonesia Tbk Series A	301,400	105,113
PT Bank Mandiri (Persero) Tbk	941,900	808,954
PT Bank Negara Indonesia (Persero) Tbk	762,800	375,958
PT Bank Rakyat Indonesia Tbk	1,078,700	988,517
PT Charoen Pokphand Indonesia Tbk	753,400	262,013
PT Global Mediacom Tbk	435,600	70,698
PT Gudang Garam Tbk	47,100	225,395
PT Indo Tambangraya Megah Tbk	38,000	66,675
PT Indocement Tunggal Prakarsa Tbk	130,400	258,451
PT Indofood CBP Sukses Makmur Tbk	114,500	104,709
PT Indofood Sukses Makmur Tbk	426,200	240,734
PT Indosat Tbk (a)	101,000	30,638
PT International Nickel Indonesia Tbk	187,500	58,760
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Jasa Marga Tbk	187,200	$ 98,421
PT Kalbe Farma Tbk	2,043,500	288,527
PT Media Nusantara Citra Tbk	508,200	117,816
PT Perusahaan Gas Negara Tbk Series B	1,075,200	529,633
PT Semen Gresik (Persero) Tbk	290,400	381,456
PT Surya Citra Media Tbk	385,500	107,909
PT Tambang Batubara Bukit Asam Tbk	78,300	84,005
PT Telkomunikasi Indonesia Tbk Series B	5,042,100	1,148,326
PT Tower Bersama Infrastructure Tbk	185,600	136,712
PT Unilever Indonesia Tbk	111,400	280,479
PT United Tractors Tbk	152,200	231,191
PT XL Axiata Tbk	272,600	124,660
TOTAL INDONESIA		9,776,354
Malaysia - 4.6%
AirAsia Bhd	119,700	90,954
Alliance Financial Group Bhd	104,200	151,811
AMMB Holdings Bhd	174,100	358,821
Astro Malaysia Holdings Bhd	157,900	158,412
Axiata Group Bhd	497,700	1,066,513
Berjaya Sports Toto Bhd	99,569	109,248
British American Tobacco (Malaysia) Bhd	14,200	300,128
Bumi Armada Bhd	404,700	193,187
Bumiputra-Commerce Holdings Bhd	504,666	996,156
DiGi.com Bhd	366,800	690,215
Felda Global Ventures Holdings Bhd	191,200	212,635
Gamuda Bhd	200,100	311,683
Genting Bhd	217,600	644,866
Genting Malaysia Bhd	302,700	395,707
Hong Leong Bank Bhd	56,100	249,316
Hong Leong Credit Bhd	22,300	122,658
IHH Healthcare Bhd	277,200	416,995
IJM Corp. Bhd	119,100	250,312
IOI Corp. Bhd	363,400	540,064
IOI Properties Group Sdn Bhd	171,166	143,098
KLCC Property Holdings Bhd	41,800	88,622
Kuala Lumpur Kepong Bhd	53,200	371,804
Lafarge Malaysia Bhd	43,900	139,786
Malayan Banking Bhd	439,564	1,296,277
Malaysia Airports Holdings Bhd	73,222	160,685
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	22,617
Maxis Bhd	263,800	540,425
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd	147,300	$ 307,195
MMC Corp. Bhd	75,300	60,431
Parkson Holdings Bhd	54,606	41,841
Petronas Chemicals Group Bhd	289,200	540,234
Petronas Dagangan Bhd	28,200	175,060
Petronas Gas Bhd	78,000	534,650
PPB Group Bhd	60,800	292,305
Public Bank Bhd	310,500	1,749,838
RHB Capital Bhd	70,613	188,815
SapuraKencana Petroleum Bhd	385,600	399,584
Sime Darby Bhd	305,743	899,420
SP Setia Bhd	71,972	72,969
Telekom Malaysia Bhd	106,193	232,420
Tenaga Nasional Bhd	137,100	556,793
UEM Land Holdings Bhd	170,200	97,264
UMW Holdings Bhd	66,200	235,252
YTL Corp. Bhd	541,686	273,329
YTL Power International Bhd	275,070	132,927
TOTAL MALAYSIA		16,813,322
Malta - 0.1%
Brait SA	32,414	243,566
Mexico - 5.8%
Alfa SA de CV Series A	283,300	902,731
Alpek SA de CV	31,800	56,250
America Movil S.A.B. de CV Series L	2,979,200	3,634,884
CEMEX S.A.B. de CV unit	1,215,452	1,497,399
Coca-Cola FEMSA S.A.B. de CV Series L	41,800	440,993
Compartamos S.A.B. de CV	114,600	255,220
Concentradora Fibra Danhos SA de CV	19,200	48,676
Controladora Commercial Mexicana S.A.B. de CV unit	41,700	163,378
Embotelladoras Arca S.A.B. de CV	26,100	168,079
Fibra Uno Administracion SA de CV	226,500	787,168
Fomento Economico Mexicano S.A.B. de CV unit	215,800	2,075,590
Genomma Lab Internacional SA de CV (a)	75,800	191,326
Gruma S.A.B. de CV Series B	15,800	173,989
Grupo Aeroportuario del Pacifico SA de CV Series B	35,200	239,489
Grupo Aeroportuario del Sureste SA de CV Series B	23,200	310,143
Grupo Bimbo S.A.B. de CV Series A	185,400	542,312
Grupo Carso SA de CV Series A1	49,200	281,106
Grupo Comercial Chedraui S.A.B. de CV	29,300	103,068
Grupo Elektra SA de CV	3,140	119,386
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte S.A.B. de CV Series O	228,100	$ 1,463,329
Grupo Financiero Inbursa S.A.B. de CV Series O	208,000	624,637
Grupo Financiero Santander Mexico S.A.B. de CV	151,300	403,130
Grupo Lala S.A.B. de CV	52,200	119,779
Grupo Mexico SA de CV Series B	392,407	1,348,309
Grupo Sanborns SA de CV	34,200	54,730
Grupo Televisa SA de CV	263,400	1,903,580
Industrias Bachoco SA de CV Series B	15,700	79,863
Industrias CH SA de CV (a)	17,000	92,106
Industrias Penoles SA de CV	12,125	272,119
Infraestructura Energetica Nova S.A.B. de CV	18,400	112,617
Kimberly-Clark de Mexico SA de CV Series A	82,300	190,498
Mexichem S.A.B. de CV	107,627	440,299
Minera Frisco S.A.B. de CV (a)	45,200	80,423
OHL Mexico S.A.B. de CV (a)	64,300	180,969
Organizacion Soriana S.A.B. de CV Series B	27,400	89,548
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	19,400	266,504
Wal-Mart de Mexico SA de CV Series V	561,600	1,298,254
TOTAL MEXICO		21,011,881
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	14,643	81,281
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	65,265	74,803
MCB Bank Ltd.	82,761	225,922
National Bank of Pakistan	46,662	27,267
Oil & Gas Development Co. Ltd.	61,317	136,045
Pakistan Petroleum Ltd.	38,913	77,383
TOTAL PAKISTAN		541,420
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,100
Compania de Minas Buenaventura SA sponsored ADR	20,705	190,486
TOTAL PERU		193,586
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	208,170	240,830
Aboitiz Power Corp.	176,800	161,229
Alliance Global Group, Inc.	413,500	232,577
Ayala Corp.	23,430	359,394
Ayala Land, Inc.	551,400	411,194
Bank of the Philippine Islands (BPI)	159,512	337,329
Common Stocks - continued
	Shares	Value
Philippines - continued
BDO Unibank, Inc.	146,082	$ 318,226
Bloomberry Resorts Corp. (a)	282,000	97,359
DMCI Holdings, Inc.	421,350	151,915
Emperador, Inc.	196,100	46,362
Globe Telecom, Inc.	3,100	116,164
GT Capital Holdings, Inc.	7,160	160,881
International Container Terminal Services, Inc.	85,790	221,229
JG Summit Holdings, Inc.	208,470	295,659
Jollibee Food Corp.	43,140	188,020
LT Group, Inc.	246,300	77,971
Manila Electric Co.	30,800	179,445
Metropolitan Bank & Trust Co.	112,755	206,886
Petron Corp.	243,400	63,920
Philippine Long Distance Telephone Co.	8,420	587,575
PNOC Energy Development Corp.	705,500	120,786
San Miguel Corp.	67,710	109,264
SM Investments Corp.	31,767	553,560
SM Prime Holdings, Inc.	751,900	292,284
Top Frontier Investment Holdings, Inc.	4,146	10,128
Travellers International Hotel Group, Inc.	159,600	34,516
Universal Robina Corp.	86,680	358,328
TOTAL PHILIPPINES		5,933,031
Poland - 1.8%
Alior Bank SA (a)	4,396	97,593
Bank Handlowy w Warszawie SA	3,120	105,380
Bank Millennium SA	38,550	95,537
Bank Polska Kasa Opieki SA	13,184	689,076
Bank Zachodni WBK SA	2,892	327,456
BRE Bank SA	1,222	180,836
Cyfrowy Polsat SA	21,698	165,957
ENEA SA	21,727	103,176
Energa SA	31,163	231,505
Eurocash SA	7,418	73,073
Getin Noble Bank SA (a)	109,511	84,507
ING Bank Slaski SA	3,045	126,073
Jastrzebska Spolka Weglowa SA (a)	3,819	32,814
KGHM Polska Miedz SA (Bearer)	14,099	543,573
LPP SA	130	387,727
Polish Oil & Gas Co. SA	181,433	270,860
Polska Grupa Energetyczna SA	73,731	483,618
Polski Koncern Naftowy Orlen SA	30,871	384,181
Common Stocks - continued
	Shares	Value
Poland - continued
Powszechna Kasa Oszczednosci Bank SA	87,145	$ 968,623
Powszechny Zaklad Ubezpieczen SA	5,522	827,653
Synthos SA	55,272	68,571
Tauron Polska Energia SA	111,902	174,696
Telekomunikacja Polska SA	61,620	184,716
TOTAL POLAND		6,607,201
Russia - 4.8%
Aeroflot - Russian Airlines (a)	29,070	25,819
E.ON Russia JSC (a)	1,267,859	73,666
Federal Grid Co. of Unified Energy System (a)	24,221,526	30,191
Gazprom OAO sponsored ADR (Reg. S)	548,999	3,638,765
Inter Rao Ues JSC (a)	180,564,990	40,261
LSR Group OJSC GDR (Reg. S)	19,286	56,315
LUKOIL Oil Co. sponsored ADR (United Kingdom)	48,250	2,369,075
Magnit OJSC GDR (Reg. S)	27,842	1,865,414
Magnitogorsk Iron & Steel Works OJSC unit (a)	5,623	15,913
Megafon OJSC GDR	9,195	215,163
Mobile TeleSystems OJSC sponsored ADR	49,547	708,522
Moscow Exchange MICEX-RTS OAO	136,640	184,261
Norilsk Nickel OJSC ADR	47,885	891,140
NOVATEK OAO GDR (Reg. S)	11,229	1,205,995
Novolipetsk Steel OJSC GDR (Reg. S)	9,656	123,597
Pharmstandard OJSC unit (a)	3,498	43,725
PhosAgro OJSC GDR (Reg. S)	7,172	76,740
Rosneft Oil Co. OJSC GDR (Reg. S)	114,432	637,386
Rostelecom sponsored ADR	17,751	263,247
RusHydro JSC sponsored ADR	119,773	199,542
Russian Grids OAO (a)	1,422,195	17,092
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	69,176
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	259,798	1,971,867
Severstal GDR (Reg. S)	16,078	169,944
Sistema JSFC sponsored GDR	12,948	104,555
Surgutneftegas sponsored ADR	72,321	475,872
Tatneft OAO sponsored ADR	23,843	849,526
TMK OAO GDR (Reg. S)	4,086	31,993
Uralkali OJSC GDR (Reg. S)	22,168	396,142
VTB Bank OJSC sponsored GDR (Reg. S)	256,761	485,022
TOTAL RUSSIA		17,235,926
South Africa - 9.0%
Adcock Ingram Holdings Ltd. (a)	13,517	60,662
Common Stocks - continued
	Shares	Value
South Africa - continued
Aeci Ltd.	11,436	$ 128,101
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	8,690	107,071
Anglo American Platinum Ltd. (a)	5,839	184,205
AngloGold Ashanti Ltd. (a)	39,528	330,333
ArcelorMittal South Africa Ltd. (a)	13,816	40,785
Aspen Pharmacare Holdings Ltd.	30,465	1,086,711
Assore Ltd.	3,184	59,089
Attacq Ltd. (a)	43,951	85,633
Aveng Ltd. (a)	35,748	65,664
AVI Ltd.	30,636	199,708
Barclays Africa Group Ltd.	32,852	518,734
Barloworld Ltd.	20,854	181,073
Bidvest Group Ltd.	32,389	890,850
Capital Property Fund	145,768	168,899
Capitec Bank Holdings Ltd.	5,966	157,375
Clicks Group Ltd.	23,831	162,262
Coronation Fund Managers Ltd.	26,514	229,569
DataTec Ltd.	20,360	102,448
Discovery Holdings Ltd.	29,179	265,421
Exxaro Resources Ltd.	13,322	138,900
FirstRand Ltd.	326,547	1,397,404
Foschini Ltd.	19,796	223,702
Fountainhead Property Trust	38,899	28,567
Gold Fields Ltd.	77,604	251,642
Grindrod Ltd.	49,591	101,612
Growthpoint Properties Ltd.	207,093	502,254
Harmony Gold Mining Co. Ltd. (a)	30,915	49,940
Illovo Sugar Ltd.	21,553	51,588
Impala Platinum Holdings Ltd. (a)	50,653	368,724
Imperial Holdings Ltd.	16,823	289,719
Investec Ltd.	24,292	221,782
JD Group Ltd. (a)	9,706	21,683
JSE Ltd.	8,453	82,309
Kumba Iron Ore Ltd.	5,951	148,617
Liberty Holdings Ltd.	9,434	109,173
Life Healthcare Group Holdings Ltd.	94,259	356,364
Massmart Holdings Ltd.	10,787	116,508
Mediclinic International Ltd.	41,750	372,844
MMI Holdings Ltd.	99,113	253,314
Mondi Ltd.	11,553	193,169
Mr Price Group Ltd.	22,172	458,627
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	175,119	$ 3,873,980
Murray & Roberts Holdings Ltd.	37,902	77,833
Nampak Ltd.	59,105	240,980
Naspers Ltd. Class N	36,052	4,486,631
Nedbank Group Ltd.	19,854	432,442
Netcare Ltd.	149,556	452,204
Northam Platinum Ltd. (a)	29,979	92,331
Omnia Holdings Ltd.	6,394	127,535
Pick 'n Pay Holdings Ltd.	21,265	44,652
Pick 'n Pay Stores Ltd.	22,671	109,617
Pretoria Portland Cement Co. Ltd.	40,407	108,438
PSG Group Ltd.	5,486	57,199
Remgro Ltd.	48,663	1,116,142
Reunert Ltd.	14,533	76,699
RMB Holdings Ltd.	65,671	364,444
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	23,098
Sanlam Ltd.	175,817	1,110,239
Santam Ltd.	3,243	60,069
Sappi Ltd. (a)	52,267	206,466
Sasol Ltd.	55,141	2,753,479
Shoprite Holdings Ltd.	43,657	632,427
Sibanye Gold Ltd.	67,594	127,359
Spar Group Ltd.	18,123	211,944
Standard Bank Group Ltd.	120,744	1,518,913
Steinhoff International Holdings Ltd.	247,741	1,266,810
Sun International Ltd.	9,109	101,993
Telkom SA Ltd. (a)	30,476	161,806
Tiger Brands Ltd.	15,082	453,441
Tongaat Hulett Ltd.	11,187	147,676
Truworths International Ltd.	40,480	277,091
Vodacom Group Ltd.	32,003	388,310
Wilson Bayly Holmes-Ovcon Ltd.	4,254	50,143
Woolworths Holdings Ltd.	99,971	710,508
TOTAL SOUTH AFRICA		32,625,934
Taiwan - 13.3%
Acer, Inc. (a)	247,000	169,471
Advanced Semiconductor Engineering, Inc.	620,940	747,906
Advantech Co. Ltd.	33,784	234,685
Asia Cement Corp.	236,153	304,386
ASUSTeK Computer, Inc.	70,000	713,599
AU Optronics Corp.	883,000	420,157
Common Stocks - continued
	Shares	Value
Taiwan - continued
Capital Securities Corp.	210,195	$ 67,852
Catcher Technology Co. Ltd.	73,000	615,286
Cathay Financial Holding Co. Ltd.	793,641	1,306,171
Cathay Real Estate Development Co. Ltd.	85,000	44,263
Chang Hwa Commercial Bank	339,293	213,588
Cheng Shin Rubber Industry Co. Ltd.	186,937	435,926
Cheng Uei Precision Industries Co. Ltd.	36,109	60,205
Chicony Electronics Co. Ltd.	55,485	159,533
China Airlines Ltd. (a)	186,043	72,722
China Development Finance Holding Corp.	1,438,800	461,765
China Motor Co. Ltd.	62,000	56,422
China Steel Corp.	1,252,204	1,078,618
Chinatrust Financial Holding Co. Ltd.	1,487,516	1,041,540
Chunghwa Telecom Co. Ltd.	376,000	1,145,399
Compal Electronics, Inc.	400,000	295,186
Delta Electronics, Inc.	203,000	1,215,938
E.SUN Financial Holdings Co. Ltd.	684,952	433,161
EPISTAR Corp.	80,000	144,439
Eternal Materials Co. Ltd.	74,160	73,345
EVA Airways Corp. (a)	187,900	109,919
Evergreen Marine Corp. (Taiwan) (a)	156,000	92,063
Far Eastern International Bank	154,348	51,954
Far Eastern Textile Ltd.	392,907	412,514
Far EasTone Telecommunications Co. Ltd.	161,000	355,749
Feng Hsin Iron & Steel Co.	52,000	63,937
First Financial Holding Co. Ltd.	753,001	462,881
Formosa Chemicals & Fibre Corp.	440,760	1,024,674
Formosa Petrochemical Corp.	190,000	445,296
Formosa Plastics Corp.	490,520	1,131,024
Formosa Taffeta Co. Ltd.	96,000	96,914
Foxconn Technology Co. Ltd.	106,325	283,251
Fubon Financial Holding Co. Ltd.	728,334	1,231,090
Giant Manufacturing Co. Ltd.	29,000	234,446
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,266,041	4,000,772
Hotai Motor Co. Ltd.	40,000	584,412
HTC Corp. (a)	76,000	335,993
Hua Nan Financial Holdings Co. Ltd.	686,698	406,256
Innolux Corp.	904,347	412,638
Inotera Memories, Inc. (a)	256,000	395,025
Inventec Corp.	283,865	197,210
Largan Precision Co. Ltd.	10,000	701,398
Lite-On Technology Corp.	213,010	298,476
Common Stocks - continued
	Shares	Value
Taiwan - continued
Macronix International Co. Ltd. (a)	296,101	$ 66,433
MediaTek, Inc.	146,292	2,086,225
Mega Financial Holding Co. Ltd.	1,007,098	833,982
Nan Ya Plastics Corp.	570,860	1,179,593
Nan Ya Printed Circuit Board Corp. (a)	19,000	26,335
Novatek Microelectronics Corp.	57,000	294,575
Oriental Union Chemical Corp.	61,300	46,300
Pegatron Corp.	168,000	305,702
Pou Chen Corp.	269,000	296,161
President Chain Store Corp.	57,000	426,333
President Securities Corp.	85,500	44,658
Quanta Computer, Inc.	266,000	668,615
Realtek Semiconductor Corp.	43,401	143,637
Shin Kong Financial Holding Co. Ltd.	647,145	196,254
Siliconware Precision Industries Co. Ltd.	285,000	405,923
Sinopac Holdings Co.	920,338	398,965
Synnex Technology International Corp.	125,000	175,458
Taishin Financial Holdings Co. Ltd.	840,060	400,112
Taiwan Business Bank	365,937	109,914
Taiwan Cement Corp.	316,000	482,644
Taiwan Cooperative Financial Holding Co. Ltd.	632,243	337,634
Taiwan Fertilizer Co. Ltd.	88,000	155,879
Taiwan Glass Industry Corp.	137,475	106,486
Taiwan Mobile Co. Ltd.	167,900	543,973
Taiwan Secom Co.	26,390	69,867
Taiwan Semiconductor Manufacturing Co. Ltd.	2,388,000	10,335,530
TECO Electric & Machinery Co. Ltd.	174,000	193,304
Ton Yi Industrial Corp.	55,000	32,650
Transcend Information, Inc.	25,000	84,337
U-Ming Marine Transport Corp.	49,000	76,716
Unified-President Enterprises Corp.	454,676	780,591
Unimicron Technology Corp.	123,000	94,532
United Microelectronics Corp.	1,180,000	523,102
Vanguard International Semiconductor Corp.	73,000	109,503
Walsin Lihwa Corp. (a)	285,000	94,470
Wan Hai Lines Ltd.	103,000	76,060
Wistron Corp.	240,831	252,626
Yang Ming Marine Transport Corp. (a)	166,900	76,284
Yuanta Financial Holding Co. Ltd.	980,184	492,974
Yuen Foong Yu Paper Manufacturing Co.	120,000	49,668
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yulon Motor Co. Ltd.	90,000	$ 132,572
Yulon Nissan Motor Co. Ltd.	2,000	18,725
TOTAL TAIWAN		48,064,757
Thailand - 2.9%
Advanced Info Service PCL (For. Reg.)	119,500	877,174
Airports of Thailand PCL (For. Reg.)	40,700	302,332
Bangkok Bank PCL (For. Reg.)	47,600	295,170
Bangkok Dusit Medical Services PCL (For. Reg.)	323,900	183,876
Bangkok Life Assurance PCL	39,340	69,762
Bank of Ayudhya PCL	155,700	228,115
Banpu PCL (For. Reg.)	92,900	80,577
BEC World PCL (For. Reg.)	99,200	146,953
Berli Jucker PCL (For. Reg)	45,400	63,421
Big C Supercenter PCL	17,600	125,809
Big C Supercenter PCL (For. Reg.)	16,900	120,805
BTS Group Holdings PCL	609,900	192,971
C.P. ALL PCL (For. Reg.)	430,700	601,486
Central Pattana PCL (For. Reg.)	133,600	198,016
Charoen Pokphand Foods PCL (For. Reg.)	315,600	302,837
Delta Electronics PCL (For. Reg.)	46,000	91,301
Electricity Generating PCL (For. Reg.)	22,200	117,222
Glow Energy PCL (For. Reg.)	38,900	119,550
Home Product Center PCL (For. Reg.)	334,912	95,579
Indorama Ventures PCL:
warrants 8/24/17 (a)	12,420	1,368
warrants 8/24/18 (a)	9,554	862
(For. Reg.)	124,200	91,113
Intouch Holdings PCL	38,800	88,088
Intouch Holdings PCL (For. Reg)	106,900	242,696
IRPC PCL (For. Reg.)	883,800	92,753
Kasikornbank PCL (For. Reg.)	118,000	854,645
Krung Thai Bank PCL (For. Reg.)	345,370	247,028
Land & House PCL	63,000	19,718
Land & House PCL (For. Reg.)	246,300	77,087
Minor International PCL:
warrants 10/16/17 (a)	7,235	1,380
(For. Reg.)	144,700	154,318
PTT Exploration and Production PCL (For. Reg.)	135,939	610,980
PTT Global Chemical PCL (For. Reg.)	165,839	314,682
PTT PCL (For. Reg.)	85,600	968,457
Ratchaburi Electric Generating Holding PCL (For. Reg.)	32,800	61,193
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	30,700	$ 426,107
Siam City Cement PCL (For. Reg.)	6,500	83,796
Siam Commercial Bank PCL (For. Reg.)	158,400	863,495
Thai Airways International PCL (For. Reg.) (a)	42,500	18,648
Thai Oil PCL (For. Reg.)	78,100	107,125
Thai Union Frozen Products PCL (For. Reg.)	46,180	105,592
TMB PCL (For. Reg.)	2,173,700	205,422
Total Access Communication PCL	46,600	148,093
Total Access Communication PCL (For. Reg.)	26,200	83,263
True Corp. PCL (For. Reg.) (a)	904,248	327,704
TOTAL THAILAND		10,408,569
Turkey - 1.8%
Akbank T.A.S.	161,445	583,269
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	19,816	231,803
Arcelik A/S	19,562	120,136
Aselsan A/S	11,566	52,557
Bim Birlesik Magazalar A/S JSC	21,996	502,732
Coca-Cola Icecek Sanayi A/S	6,210	141,654
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	182,939	205,767
Enka Insaat ve Sanayi A/S	40,742	98,617
Eregli Demir ve Celik Fabrikalari T.A.S.	138,683	288,890
Ford Otomotiv Sanayi A/S	6,316	80,703
Haci Omer Sabanci Holding A/S	80,650	368,298
Koc Holding A/S	63,817	325,883
Koza Altin Isletmeleri A/S	3,489	22,526
TAV Havalimanlari Holding A/S	14,950	125,444
Tofas Turk Otomobil Fabrikasi A/S	11,852	74,387
Tupras Turkiye Petrol Rafinelleri A/S	11,670	253,336
Turk Hava Yollari AO (a)	55,904	183,358
Turk Sise ve Cam Fabrikalari A/S	57,378	87,255
Turk Telekomunikasyon A/S	52,108	149,808
Turkcell Iletisim Hizmet A/S (a)	76,889	446,977
Turkiye Garanti Bankasi A/S	212,345	828,760
Turkiye Halk Bankasi A/S	64,564	431,366
Turkiye Is Bankasi A/S Series C	143,176	358,157
Turkiye Vakiflar Bankasi TAO	100,629	216,411
Ulker Biskuvi Sanayi A/S	15,704	115,873
Yapi ve Kredi Bankasi A/S	87,375	191,445
TOTAL TURKEY		6,485,412
Common Stocks - continued
	Shares	Value
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC (a)	148,036	$ 318,400
Air Arabia PJSC (a)	217,021	77,993
Aldar Properties PJSC (a)	307,739	268,109
Arabtec Holding Co. (a)	200,159	230,513
Dana Gas PJSC (a)	266,990	43,614
Deyaar Development PJSC (a)	135,258	40,139
DP World Ltd.	15,867	304,012
Dubai Financial Market PJSC (a)	148,541	111,214
Dubai Investments Ltd. (a)	80,162	67,002
Dubai Islamic Bank Pakistan Ltd. (a)	71,634	147,442
Emaar Malls Group PJSC (a)	200,000	174,789
Emaar Properties PJSC (a)	356,435	970,419
First Gulf Bank PJSC	95,667	472,735
Union National Bank (a)	107,331	201,045
Union Properties Ltd. (a)	81,922	39,478
Waha Capital PJSC (a)	87,715	65,673
TOTAL UNITED ARAB EMIRATES		3,532,577
TOTAL COMMON STOCKS (Cost $313,286,676)		333,109,569
Nonconvertible Preferred Stocks - 5.0%

Brazil - 4.5%
AES Tiete SA (PN) (non-vtg.)	9,400	70,977
Banco Bradesco SA (PN)	204,340	3,077,593
Bradespar SA (PN)	23,800	160,786
Braskem SA (PN-A)	15,400	112,677
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	93,879
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	14,600	612,188
Companhia de Gas de Sao Paulo	1,000	19,714
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,999	46,560
Companhia Energetica de Minas Gerais (CEMIG) (PN)	71,995	413,450
Companhia Energetica de Sao Paulo Series B	18,300	180,423
Companhia Paranaense de Energia-Copel (PN-B)	8,900	124,311
Gerdau SA (PN)	79,400	355,360
Itau Unibanco Holding SA	275,431	4,084,947
Itausa-Investimentos Itau SA (PN)	315,422	1,258,938
Lojas Americanas SA (PN)	52,070	307,221
Metalurgica Gerdau SA (PN)	28,600	154,663
Oi SA (PN)	337,900	177,275
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	431,400	$ 2,660,233
Suzano Papel e Celulose SA	27,800	117,353
Telefonica Brasil SA	29,800	608,652
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	39,200	90,173
Vale SA (PN-A)	188,300	1,637,623
TOTAL BRAZIL		16,364,996
Chile - 0.1%
Embotelladora Andina SA Class B	23,994	75,353
Sociedad Quimica y Minera de Chile SA (PN-B)	8,885	206,985
TOTAL CHILE		282,338
Colombia - 0.3%
BanColombia SA (PN)	44,059	619,289
Grupo Aval Acciones y Valores SA	356,511	241,717
Grupo de Inversiones Suramerica SA	13,195	266,016
TOTAL COLOMBIA		1,127,022
India - 0.0%
Zee Entertainment Enterprises Ltd.	665,091	9,335
Russia - 0.1%
AK Transneft OAO (a)	155	338,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,855,618)		18,122,411
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $999,817)	$ 1,000,000	999,856
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,396,361	$ 6,396,361
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	741,120	741,120
TOTAL MONEY MARKET FUNDS (Cost $7,137,481)		7,137,481
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $342,279,592)		359,369,317
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,473,020
NET ASSETS - 100%		$ 361,842,337
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
216 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 10,946,880	$ 287,573

The face value of futures purchased as a percentage of net assets is 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,774 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,161
Fidelity Securities Lending Cash Central Fund	27,962
Total	$ 34,123
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,857,128	$ 13,750,801	$ 13,106,327	$ -
Consumer Staples	29,766,150	18,905,417	10,860,733	-
Energy	38,999,953	18,063,681	20,936,272	-
Financials	105,353,631	43,274,884	62,078,747	-
Health Care	8,690,769	3,011,272	5,679,497	-
Industrials	22,948,406	7,630,621	14,885,094	432,691
Information Technology	45,192,020	1,492,408	43,699,612	-
Materials	29,206,542	14,684,171	14,483,662	38,709
Telecommunication Services	30,371,113	11,474,419	18,896,694	-
Utilities	13,846,268	6,007,601	7,838,667	-
Government Obligations	999,856	-	999,856	-
Money Market Funds	7,137,481	7,137,481	-	-
Total Investments in Securities:	$ 359,369,317	$ 145,432,756	$ 213,465,161	$ 471,400
Derivative Instruments:
Assets
Futures Contracts	$ 287,573	$ 287,573	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 95,812,557
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 287,573	$ -
Total Value of Derivatives	$ 287,573	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $676,328) - See accompanying schedule: Unaffiliated issuers (cost $335,142,111)	$ 352,231,836
Fidelity Central Funds (cost $7,137,481)	7,137,481
Total Investments (cost $342,279,592)		$ 359,369,317
Foreign currency held at value (cost $2,779,358)		2,776,996
Receivable for fund shares sold		985,891
Dividends receivable		222,154
Distributions receivable from Fidelity Central Funds		4,349
Receivable for daily variation margin for derivative instruments		39,474
Receivable from investment adviser for expense reductions		41,831
Other receivables		3,755
Total assets		363,443,767

Liabilities
Payable for fund shares redeemed	473,160
Accrued management fee	71,859
Other affiliated payables	29,010
Other payables and accrued expenses	286,281
Collateral on securities loaned, at value	741,120
Total liabilities		1,601,430

Net Assets		$ 361,842,337
Net Assets consist of:
Paid in capital		$ 351,184,379
Undistributed net investment income		6,018,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,443,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,083,708
Net Assets		$ 361,842,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($16,791,650 ÷ 1,652,701 shares)	$ 10.16

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($323,341,573 ÷ 31,796,293 shares)	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,597,911 ÷ 2,120,928 shares)	$ 10.18

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($111,203 ÷ 10,921 shares)	$ 10.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 8,501,134
Interest		611
Income from Fidelity Central Funds		34,123
Income before foreign taxes withheld		8,535,868
Less foreign taxes withheld		(953,211)
Total income		7,582,657

Expenses
Management fee	$ 670,738
Transfer agent fees	274,270
Independent trustees' compensation	1,085
Interest	860
Miscellaneous	409
Total expenses before reductions	947,362
Expense reductions	(402,076)	545,286
Net investment income (loss)		7,037,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,529)	(2,732,148)
Foreign currency transactions	(206,516)
Futures contracts	(428,790)
Total net realized gain (loss)		(3,367,454)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $132,805)	5,419,393
Assets and liabilities in foreign currencies	(3,715)
Futures contracts	176,040
Total change in net unrealized appreciation (depreciation)		5,591,718
Net gain (loss)		2,224,264
Net increase (decrease) in net assets resulting from operations		$ 9,261,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,037,371	$ 4,894,964
Net realized gain (loss)	(3,367,454)	(4,980,110)
Change in net unrealized appreciation (depreciation)	5,591,718	6,986,778
Net increase (decrease) in net assets resulting from operations	9,261,635	6,901,632
Distributions to shareholders from net investment income	(4,624,751)	(1,410,281)
Distributions to shareholders from net realized gain	-	(695,069)
Total distributions	(4,624,751)	(2,105,350)
Share transactions - net increase (decrease)	128,951,374	126,222,608
Redemption fees	77,190	278,931
Total increase (decrease) in net assets	133,665,448	131,297,821

Net Assets
Beginning of period	228,176,889	96,879,068
End of period (including undistributed net investment income of $6,018,159 and undistributed net investment income of $4,171,244, respectively)	$ 361,842,337	$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.26	.27	.02
Net realized and unrealized gain (loss)	.06	.19	(.06)	(.48)
Total from investment operations	.31	.45	.21	(.46)
Distributions from net investment income	(.19)	(.12)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	.02	.04	- J
Net asset value, end of period	$ 10.16	$ 10.04	$ 9.76	$ 9.54
Total Return B, C	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%	.46%	.46%	.46% A
Expenses net of fee waivers, if any	.31%	.32%	.33%	.33% A
Expenses net of all reductions	.31%	.32%	.33%	.33% A
Net investment income (loss)	2.50%	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,792	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	8%	33%	62%	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.26	.28	.02
Net realized and unrealized gain (loss)	.06	.21	(.06)	(.48)
Total from investment operations	.32	.47	.22	(.46)
Distributions from net investment income	(.20)	(.14)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.17	$ 10.05	$ 9.77	$ 9.54
Total Return B, C	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.22%	.22% A
Expenses net of all reductions	.20%	.20%	.22%	.22% A
Net investment income (loss)	2.61%	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 323,342	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.27	.28	.03
Net realized and unrealized gain (loss)	.06	.20	(.04)	(.49)
Total from investment operations	.32	.47	.24	(.46)
Distributions from net investment income	(.20)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13%	.13%	.15%	.15% A
Expenses net of all reductions	.13%	.13%	.15%	.15% A
Net investment income (loss)	2.68%	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,598	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.26	.28	.03
Net realized and unrealized gain (loss)	.06	.21	(.04)	(.49)
Total from investment operations	.33	.47	.24	(.46)
Distributions from net investment income	(.21)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	- J
Net asset value, end of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10%	.10%	.12%	.12% A
Expenses net of all reductions	.10%	.10%	.12%	.12% A
Net investment income (loss)	2.71%	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	8%	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Life of fund A
Institutional Class	0.56%	8.07%
Fidelity Advantage Institutional Class	0.67%	8.12%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Annual Report

Spartan Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Among sectors, health care (+24%) led the index, with a strong contribution from the pharmaceuticals, biotechnology & life sciences industry. Information technology (+21%) also outperformed. Conversely, materials (-4%) and energy (-1%) lagged the index due to a higher supply of and lower demand for commodities.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the 12-month period ending October 31, 2014, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 0.56% and 0.67%, respectively, compared with 0.18% for the MSCI ACWI (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Health care was the strongest-performing sector in the benchmark. Within that group, various large European drug makers made meaningful contributions, most notably Novartis and Roche Holdings (based in Switzerland), AstraZeneca (U.K.) and Novo-Nordisk (Denmark). Information technology stocks were another source of strength, led by Chinese social-media company Tencent Holdings. In contrast, materials and energy stocks lagged. Australian mining company BHP Billiton was a standout detractor in the materials sector, while Russian energy giant Gazprom suffered a roughly -27% return. The biggest individual detractor of the period was Tesco, a U.K. retailer whose shares hit their lowest point in more than a decade.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.2	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.6
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
	8.6
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	26.6
Industrials	9.5	10.1
Consumer Discretionary	9.4	9.6
Consumer Staples	8.6	9.6
Health Care	8.3	7.8
Energy	8.3	9.5
Materials	7.2	8.3
Information Technology	7.0	6.9
Telecommunication Services	5.2	5.2
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan 14.1%
United Kingdom 12.9%
Canada 7.4%
Switzerland 6.1%
France 6.0%
Germany 5.7%
Australia 5.3%
Korea (South) 2.9%
Hong Kong 2.7%
Other* 36.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of April 30, 2014
United Kingdom 14.3%
Japan 13.3%
Canada 7.3%
France 7.0%
Germany 6.5%
Switzerland 6.5%
Australia 5.5%
Korea (South) 3.2%
Spain 2.5%
Other* 33.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Australia - 5.3%
AGL Energy Ltd.	25,980	$ 311,437
ALS Ltd.	13,184	65,292
Alumina Ltd. (a)	96,661	139,703
Amcor Ltd.	45,401	471,573
AMP Ltd.	111,907	577,107
APA Group unit	31,566	219,457
Asciano Ltd.	37,852	209,377
ASX Ltd.	7,447	236,273
Aurizon Holdings Ltd.	82,215	341,004
Australia & New Zealand Banking Group Ltd.	102,949	3,046,321
Bank of Queensland Ltd.	13,894	154,457
Bendigo & Adelaide Bank Ltd.	15,846	174,020
BHP Billiton Ltd.	120,747	3,612,370
Boral Ltd.	28,306	124,325
Brambles Ltd.	58,901	495,407
Caltex Australia Ltd.	5,354	147,466
CFS Retail Property Trust unit	79,760	148,353
Coca-Cola Amatil Ltd.	22,132	178,591
Cochlear Ltd.	2,008	130,143
Commonwealth Bank of Australia	60,799	4,323,386
Computershare Ltd.	17,571	190,692
Crown Ltd.	13,457	172,608
CSL Ltd.	17,974	1,269,017
DEXUS Property Group unit	205,824	219,986
Federation Centres unit	50,313	120,822
Flight Centre Travel Group Ltd.	2,316	85,935
Fortescue Metals Group Ltd.	56,013	172,875
Goodman Group unit	65,144	318,046
Harvey Norman Holdings Ltd.	21,817	73,366
Iluka Resources Ltd.	15,305	98,254
Incitec Pivot Ltd.	57,937	148,672
Insurance Australia Group Ltd.	87,709	507,179
Leighton Holdings Ltd.	3,883	75,598
Lend Lease Group unit	21,184	295,454
Macquarie Group Ltd.	10,877	587,837
Metcash Ltd.	34,879	87,113
Mirvac Group unit	142,488	226,059
National Australia Bank Ltd.	88,318	2,732,186
Newcrest Mining Ltd. (a)	29,272	243,438
Orica Ltd.	14,271	260,506
Origin Energy Ltd.	41,836	525,574
Qantas Airways Ltd. (a)	33,760	50,441
QBE Insurance Group Ltd.	50,984	517,891
Common Stocks - continued
	Shares	Value
Australia - continued
Ramsay Health Care Ltd.	5,019	$ 232,020
realestate.com.au Ltd.	1,949	78,040
Rio Tinto Ltd.	16,423	876,961
Santos Ltd.	37,287	427,281
Scentre Group unit (a)	201,162	641,695
SEEK Ltd.	12,614	185,109
Sonic Healthcare Ltd.	13,871	229,548
SP AusNet unit	65,013	78,594
Stockland Corp. Ltd. unit	86,453	323,229
Suncorp Group Ltd.	48,295	628,426
Sydney Airport unit	40,523	157,543
Tabcorp Holdings Ltd.	26,391	94,801
Tatts Group Ltd.	52,681	161,261
Telstra Corp. Ltd.	162,957	810,899
The GPT Group unit	62,197	226,078
Toll Holdings Ltd.	23,672	118,602
TPG Telecom Ltd.	11,850	76,728
Transurban Group unit	68,459	490,297
Treasury Wine Estates Ltd.	25,954	105,969
Wesfarmers Ltd.	42,902	1,669,647
Westfield Corp. unit	75,152	528,093
Westpac Banking Corp.	116,668	3,581,040
Woodside Petroleum Ltd.	27,700	983,915
Woolworths Ltd.	47,243	1,499,285
WorleyParsons Ltd.	7,968	95,104
TOTAL AUSTRALIA		38,385,776
Austria - 0.1%
Andritz AG	2,562	123,671
Erste Group Bank AG	10,702	272,382
IMMOFINANZ Immobilien Anlagen AG	32,179	97,264
OMV AG	5,311	166,953
Raiffeisen International Bank-Holding AG	4,537	96,768
Vienna Insurance Group AG	1,177	56,579
Voestalpine AG	4,358	174,514
TOTAL AUSTRIA		988,131
Bailiwick of Guernsey - 0.0%
Friends Life Group Ltd.	53,721	277,922
Bailiwick of Jersey - 0.8%
Experian PLC	37,430	561,944
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore Xstrata PLC	399,397	$ 2,043,890
Petrofac Ltd.	9,775	165,753
Randgold Resources Ltd.	3,403	199,172
Shire PLC	22,125	1,484,520
Wolseley PLC	10,013	531,310
WPP PLC	49,970	976,046
TOTAL BAILIWICK OF JERSEY		5,962,635
Belgium - 0.8%
Ageas	8,621	287,857
Anheuser-Busch InBev SA NV	30,117	3,339,807
Belgacom SA	5,721	215,867
Colruyt NV	2,743	124,932
Delhaize Group SA	3,950	270,081
Groupe Bruxelles Lambert SA	2,968	265,004
KBC Groupe SA (a)	9,394	503,257
Solvay SA Class A	2,247	306,081
Telenet Group Holding NV (a)	2,140	121,014
UCB SA	4,749	383,198
Umicore SA	3,962	155,106
TOTAL BELGIUM		5,972,204
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	96,000	59,964
Alibaba Pictures Group Ltd. (a)	190,000	39,445
Apollo Solar Energy Technology Holdings Ltd. (d)	450,000	102,672
Beijing Enterprises Water Group Ltd.	156,000	111,695
Brilliance China Automotive Holdings Ltd.	108,000	186,761
Cheung Kong Infrastructure Holdings Ltd.	23,000	167,999
China Gas Holdings Ltd.	74,000	132,303
China Resources Gas Group Ltd.	32,000	91,472
Cosco Pacific Ltd.	72,707	95,676
Credicorp Ltd. (United States)	2,501	402,661
First Pacific Co. Ltd.	80,852	87,256
GOME Electrical Appliances Holdings Ltd.	391,104	61,617
Haier Electronics Group Co. Ltd.	37,000	99,932
Kerry Properties Ltd.	24,000	82,330
Kunlun Energy Co. Ltd.	124,000	164,599
Li & Fung Ltd.	220,000	268,122
Nine Dragons Paper (Holdings) Ltd.	67,000	51,931
Noble Group Ltd.	157,131	146,267
NWS Holdings Ltd.	59,603	111,419
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	14,342	$ 322,565
Shangri-La Asia Ltd.	52,000	75,504
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	128,559
Yue Yuen Industrial (Holdings) Ltd.	26,500	88,960
TOTAL BERMUDA		3,079,709
Brazil - 1.2%
All America Latina Logistica SA	15,900	43,570
Ambev SA	176,400	1,167,505
B2W Companhia Global do Varejo (a)	3,900	50,806
Banco Bradesco SA	22,450	330,512
Banco do Brasil SA	32,300	361,467
Banco Santander SA (Brasil) unit	34,900	188,028
BB Seguridade Participacoes SA	26,300	350,893
BM&F BOVESPA SA	68,600	301,764
BR Malls Participacoes SA	15,500	124,480
BR Properties SA	5,800	29,305
Brasil Foods SA	24,700	642,844
CCR SA	32,000	238,266
Centrais Eletricas Brasileiras SA (Electrobras)	10,800	27,110
Cetip SA - Mercados Organizado	6,804	86,220
Cielo SA	26,564	436,212
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	11,800	92,337
Companhia de Saneamento de Minas Gerais	1,800	20,500
Companhia Siderurgica Nacional SA (CSN)	25,300	84,235
Cosan Logistica SA (a)	3,900	6,532
Cosan SA Industria e Comercio	3,900	54,442
CPFL Energia SA	9,700	72,812
Cyrela Brazil Realty SA	9,300	46,239
Drogasil SA	8,500	77,148
Duratex SA	9,944	35,716
Ecorodovias Infraestrutura e Logistica SA	8,100	36,219
Embraer SA	24,100	233,326
Energias do Brasil SA	10,900	42,537
Estacio Participacoes SA	10,200	118,140
Fibria Celulose SA (a)	8,800	106,577
Hypermarcas SA (a)	13,900	97,102
JBS SA	28,400	126,648
Klabin SA unit	16,600	82,065
Kroton Educacional SA	64,752	461,488
Localiza Rent A Car SA	5,680	81,880
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	7,875	$ 38,614
Lojas Renner SA	4,700	140,740
M. Dias Branco SA	1,000	38,888
Multiplan Empreendimentos Imobiliarios SA	3,100	64,117
Natura Cosmeticos SA	6,900	100,246
Odontoprev SA	7,700	27,812
Petroleo Brasileiro SA - Petrobras (ON)	111,600	659,809
Porto Seguro SA	4,700	56,334
Qualicorp SA (a)	7,700	78,308
Souza Cruz SA	15,200	122,807
Sul America SA unit	6,553	34,803
Terna Participacoes SA unit	2,800	20,792
TIM Participacoes SA	33,300	181,021
Totvs SA	4,300	62,681
Tractebel Energia SA	6,300	85,809
Ultrapar Participacoes SA	13,300	290,111
Vale SA	49,300	497,397
Via Varejo SA unit (a)	3,800	36,560
Weg SA	11,200	132,118
TOTAL BRAZIL		8,923,892
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	7,924	186,737
Agrium, Inc.	5,409	529,214
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,669	531,777
AltaGas Ltd.	4,886	201,587
ARC Resources Ltd.	11,578	273,052
ATCO Ltd. Class I (non-vtg.)	3,049	123,902
Athabasca Oil Corp. (a)	10,567	34,222
Bank of Montreal	24,029	1,742,505
Bank of Nova Scotia	45,561	2,790,134
Barrick Gold Corp.	43,927	521,488
Baytex Energy Corp.	6,320	193,124
BCE, Inc.	10,592	470,369
BlackBerry Ltd. (a)	19,386	203,553
Bombardier, Inc. Class B (sub. vtg.)	56,334	185,439
Brookfield Asset Management, Inc. Class A	20,872	1,021,701
CAE, Inc.	10,661	136,591
Cameco Corp.	14,991	260,302
Canadian Imperial Bank of Commerce	14,814	1,352,391
Canadian National Railway Co.	30,826	2,173,314
Canadian Natural Resources Ltd.	41,011	1,431,137
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Oil Sands Ltd.	18,492	$ 289,755
Canadian Pacific Railway Ltd.	6,571	1,366,789
Canadian Tire Ltd. Class A (non-vtg.)	2,934	321,684
Canadian Utilities Ltd. Class A (non-vtg.)	4,408	152,376
Catamaran Corp. (a)	7,776	370,499
Cenovus Energy, Inc.	28,312	700,609
CGI Group, Inc. Class A (sub. vtg.) (a)	8,455	290,248
CI Financial Corp.	8,416	244,703
Crescent Point Energy Corp.	15,530	513,280
Dollarama, Inc.	2,321	203,918
Eldorado Gold Corp.	28,149	153,851
Empire Co. Ltd. Class A (non-vtg.)	2,094	144,864
Enbridge, Inc.	31,271	1,479,688
Encana Corp.	27,914	520,114
Enerplus Corp.	8,125	116,355
Fairfax Financial Holdings Ltd. (sub. vtg.)	765	349,516
Finning International, Inc.	6,738	173,973
First Capital Realty, Inc.	2,971	48,530
First Quantum Minerals Ltd.	22,595	340,815
Fortis, Inc.	8,147	265,434
Franco-Nevada Corp.	6,047	283,075
George Weston Ltd.	1,948	159,152
Gildan Activewear, Inc.	4,542	270,574
Goldcorp, Inc.	30,613	574,478
Great-West Lifeco, Inc.	11,120	311,583
H&R REIT/H&R Finance Trust	5,557	110,593
Husky Energy, Inc.	13,010	314,096
IGM Financial, Inc.	3,910	156,393
Imperial Oil Ltd.	11,146	536,309
Industrial Alliance Insurance and Financial Services, Inc.	3,633	146,410
Intact Financial Corp.	4,820	323,187
Inter Pipeline Ltd.	12,019	378,683
Keyera Corp.	3,136	249,478
Kinross Gold Corp. (a)	44,425	94,995
Loblaw Companies Ltd.	8,512	443,480
Magna International, Inc. Class A (sub. vtg.)	8,168	806,183
Manulife Financial Corp.	69,515	1,319,308
MEG Energy Corp. (a)	5,635	135,994
Methanex Corp.	3,699	219,830
Metro, Inc. Class A (sub. vtg.)	3,373	237,027
National Bank of Canada	12,252	572,677
New Gold, Inc. (a)	20,473	74,295
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	3,401	$ 191,890
Open Text Corp.	4,578	252,855
Pacific Rubiales Energy Corp.	12,240	184,624
Pembina Pipeline Corp.	12,072	500,853
Pengrowth Energy Corp.	20,106	81,170
Penn West Petroleum Ltd.	17,783	80,470
Peyto Exploration & Development Corp.	5,603	158,140
Potash Corp. of Saskatchewan, Inc.	31,773	1,084,519
Power Corp. of Canada (sub. vtg.)	14,050	370,744
Power Financial Corp.	9,461	277,102
RioCan (REIT)	5,753	135,524
Rogers Communications, Inc. Class B (non-vtg.)	13,737	516,547
Royal Bank of Canada	53,983	3,832,288
Saputo, Inc.	9,262	262,809
Shaw Communications, Inc. Class B	14,876	381,981
Silver Wheaton Corp.	13,097	227,648
SNC-Lavalin Group, Inc.	5,524	238,007
Sun Life Financial, Inc.	22,855	812,969
Suncor Energy, Inc.	55,096	1,956,383
Talisman Energy, Inc.	39,201	250,082
Teck Resources Ltd. Class B (sub. vtg.)	21,419	338,470
TELUS Corp.	7,491	268,454
The Toronto-Dominion Bank	68,907	3,391,395
Thomson Reuters Corp.	13,490	501,873
Tim Hortons, Inc.	371	30,058
Tim Hortons, Inc. (Canada)	4,786	387,789
Tourmaline Oil Corp. (a)	6,499	233,135
TransAlta Corp.	10,294	100,104
TransCanada Corp.	26,519	1,307,068
Turquoise Hill Resources Ltd. (a)	31,312	105,017
Valeant Pharmaceuticals International (Canada) (a)	11,971	1,591,106
Vermilion Energy, Inc.	3,761	213,436
Yamana Gold, Inc.	31,511	125,535
TOTAL CANADA		50,517,385
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	26,500	158,968
Agile Property Holdings Ltd.	60,000	33,817
Agile Property Holdings Ltd. rights 11/11/14 (a)	7,500	496
Anta Sports Products Ltd.	37,000	72,623
ASM Pacific Technology Ltd.	8,100	89,104
Belle International Holdings Ltd.	170,000	216,329
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Biostime International Holdings Ltd.	5,000	$ 11,321
Chailease Holding Co. Ltd.	31,900	78,657
China Huishan Dairy Hld Co. Ltd. (d)	261,000	58,552
China Mengniu Dairy Co. Ltd.	51,000	225,277
China Resources Cement Holdings Ltd.	78,198	53,175
China Resources Land Ltd.	74,000	176,011
China State Construction International Holdings Ltd.	60,000	92,754
Country Garden Holdings Co. Ltd.	175,644	69,007
ENN Energy Holdings Ltd.	28,000	181,675
Evergrande Real Estate Group Ltd. (d)	219,000	84,157
GCL-Poly Energy Holdings Ltd. (a)	354,000	119,306
Geely Automobile Holdings Ltd.	185,000	82,815
Golden Eagle Retail Group Ltd. (H Shares)	14,000	17,163
Haitian International Holdings Ltd.	26,000	55,772
Hengan International Group Co. Ltd.	28,500	300,412
Intime Department Store Group Co. Ltd.	48,000	41,803
Kingboard Chemical Holdings Ltd.	21,400	42,161
Kingsoft Corp. Ltd.	27,000	63,750
Lee & Man Paper Manufacturing Ltd.	47,000	25,792
Longfor Properties Co. Ltd.	46,500	53,942
MGM China Holdings Ltd.	35,600	114,447
New World China Land Ltd.	106,000	64,439
Sands China Ltd.	91,600	571,319
Shenzhou International Group Holdings Ltd.	20,000	69,049
Shimao Property Holdings Ltd.	47,500	102,231
Shui On Land Ltd.	105,503	24,085
Sino Biopharmaceutical Ltd.	116,000	116,787
SOHO China Ltd.	75,500	55,403
Tencent Holdings Ltd.	192,900	3,100,341
Tingyi (Cayman Islands) Holding Corp.	76,000	189,069
TPK Holding Co. Ltd.	8,295	48,892
Uni-President China Holdings Ltd.	39,605	36,800
Want Want China Holdings Ltd.	229,000	312,715
Wynn Macau Ltd.	60,000	216,906
Yingde Gases Group Co. Ltd.	44,000	34,357
Zhen Ding Technology Holding Ltd.	11,302	31,004
Zhongsheng Group Holdings Ltd. Class H	16,000	16,479
TOTAL CAYMAN ISLANDS		7,509,162
Chile - 0.3%
AES Gener SA	69,218	38,385
Aguas Andinas SA	97,664	58,437
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Chile	1,055,249	$ 128,921
Banco de Credito e Inversiones	1,205	67,431
Banco Santander Chile	2,522,728	134,155
CAP SA	3,258	31,197
Cencosud SA	42,610	121,968
Colbun SA (a)	257,068	69,157
Compania Cervecerias Unidas SA	5,512	57,729
Compania de Petroleos de Chile SA (COPEC)	15,734	190,724
CorpBanca SA	5,160,356	68,964
Empresa Nacional de Electricidad SA	108,548	169,023
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,791	51,622
Empresas CMPC SA	45,946	112,186
Enersis SA	677,255	216,563
LATAM Airlines Group SA (a)	12,457	150,024
S.A.C.I. Falabella	36,097	263,535
Vina Concha y Toro SA	12,259	23,439
TOTAL CHILE		1,953,460
China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	819,000	380,584
Air China Ltd. (H Shares)	70,000	45,332
Aluminum Corp. of China Ltd. (H Shares) (a)	158,000	70,332
Anhui Conch Cement Co. Ltd. (H Shares)	46,500	152,281
AviChina Industry & Technology Co. Ltd. (H Shares)	68,000	51,797
Bank Communications Co. Ltd. (H Shares)	342,000	256,435
Bank of China Ltd. (H Shares)	3,001,000	1,436,433
BBMG Corp. (H Shares)	44,000	31,113
Beijing Capital International Airport Co. Ltd. (H Shares)	58,000	42,569
BYD Co. Ltd. (H Shares)	24,000	152,465
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	17,799
China BlueChemical Ltd. (H Shares)	78,000	27,699
China Cinda Asset Mngmt Co. Ltd. (H Shares)	205,000	97,024
China CITIC Bank Corp. Ltd. (H Shares)	321,000	209,115
China Coal Energy Co. Ltd. (H Shares)	156,000	95,568
China Communications Construction Co. Ltd. (H Shares)	155,000	118,991
China Communications Services Corp. Ltd. (H Shares)	110,000	51,651
China Construction Bank Corp. (H Shares)	2,722,000	2,030,882
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	52,539
China Everbright Bank Co. Ltd. (H Shares)	100,000	49,031
China International Marine Containers (Group) Ltd. (H Shares)	16,700	39,005
China Life Insurance Co. Ltd. (H Shares)	282,000	841,480
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	106,000	$ 113,037
China Merchants Bank Co. Ltd. (H Shares)	168,751	312,734
China Minsheng Banking Corp. Ltd. (H Shares)	239,500	240,291
China National Building Materials Co. Ltd. (H Shares)	116,000	107,551
China Oilfield Services Ltd. (H Shares)	68,000	142,123
China Pacific Insurance Group Co. Ltd. (H Shares)	101,800	380,952
China Petroleum & Chemical Corp. (H Shares)	962,000	834,258
China Railway Construction Corp. Ltd. (H Shares)	71,500	75,118
China Railway Group Ltd. (H Shares)	164,000	101,172
China Shenhua Energy Co. Ltd. (H Shares)	129,500	365,000
China Shipping Container Lines Co. Ltd. (H Shares) (a)	156,000	44,491
China Telecom Corp. Ltd. (H Shares)	532,000	339,126
China Vanke Co. Ltd. (H Shares) (a)	44,800	83,462
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	75,803
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	97,000	46,682
CITIC Securities Co. Ltd. (H Shares)	38,000	94,816
CSR Corp. Ltd. (H Shares)	78,000	79,356
Datang International Power Generation Co. Ltd. (H Shares)	104,000	54,464
Dongfeng Motor Group Co. Ltd. (H Shares)	102,000	157,739
Great Wall Motor Co. Ltd. (H Shares)	37,000	162,602
Guangzhou Automobile Group Co. Ltd. (H Shares)	80,000	71,178
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	43,192
Haitong Securities Co. Ltd. (H Shares)	48,400	83,099
Huaneng Power International, Inc. (H Shares)	114,000	140,156
Industrial & Commercial Bank of China Ltd. (H Shares)	2,783,000	1,847,801
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	35,000	57,103
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	55,852
Jiangxi Copper Co. Ltd. (H Shares)	46,000	81,709
New China Life Insurance Co. Ltd. (H Shares)	30,800	115,259
People's Insurance Co. of China Group (H Shares)	237,000	102,442
PetroChina Co. Ltd. (H Shares)	796,000	996,548
PICC Property & Casualty Co. Ltd. (H Shares)	118,601	217,566
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	77,500	633,542
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	64,000	64,719
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	41,084
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	15,000	54,004
Shanghai Pharma Holding Co. Ltd. (H Shares)	24,300	60,812
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	46,000	44,490
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	45,577
Sinopharm Group Co. Ltd. (H Shares)	36,400	142,200
Tsingtao Brewery Co. Ltd. (H Shares)	14,000	103,491
Weichai Power Co. Ltd. (H Shares)	17,400	66,793
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	78,000	$ 65,956
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	50,418
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,500	83,857
Zijin Mining Group Co. Ltd. (H Shares)	200,000	51,212
ZTE Corp. (H Shares)	26,400	64,021
TOTAL CHINA		15,444,983
Colombia - 0.1%
Almacenes Exito SA	7,290	102,822
Cementos Argos SA	15,648	79,856
Cemex Latam Holdings SA (a)	6,935	61,884
Corporacion Financiera Colombiana SA	3,185	62,694
Corporacion Financiera Colombiana SA (RFD)	86	1,684
Ecopetrol SA	189,677	253,517
Grupo de Inversiones Suramerica SA	10,233	212,767
Interconexion Electrica SA ESP	13,185	56,393
Inversiones Argos SA	10,535	114,592
Isagen SA	24,857	32,740
TOTAL COLOMBIA		978,949
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	6,005	166,093
Komercni Banka A/S	606	129,805
Telefonica Czech Rep A/S	2,853	31,873
TOTAL CZECH REPUBLIC		327,771
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	147	333,872
Series B	267	622,153
Carlsberg A/S Series B	3,893	342,796
Coloplast A/S Series B	4,027	350,528
Danske Bank A/S	24,619	675,214
DSV de Sammensluttede Vognmaend A/S	6,873	205,513
Novo Nordisk A/S Series B	75,354	3,406,206
Novozymes A/S Series B	9,009	417,877
Pandora A/S	4,368	367,708
TDC A/S (d)	31,606	241,109
Tryg A/S	896	96,849
Vestas Wind Systems A/S (a)	8,547	286,075
William Demant Holding A/S (a)	886	67,142
TOTAL DENMARK		7,413,042
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Commercial International Bank SAE	16,134	$ 110,342
Commercial International Bank SAE sponsored GDR	14,156	96,261
Global Telecom Holding (a)	35,582	21,498
Global Telecom Holding GDR (a)	10,000	30,030
Talaat Moustafa Group Holding	38,829	57,076
Telecom Egypt SAE	7,964	15,148
TOTAL EGYPT		330,355
Finland - 0.6%
Elisa Corp. (A Shares)	5,192	142,489
Fortum Corp.	16,861	390,682
Kone Oyj (B Shares)	11,743	504,750
Metso Corp.	4,029	131,424
Neste Oil Oyj (d)	5,227	112,991
Nokia Corp.	140,519	1,174,162
Nokian Tyres PLC (d)	3,944	111,155
Orion Oyj (B Shares)	3,759	127,610
Sampo Oyj (A Shares)	16,684	798,041
Stora Enso Oyj (R Shares)	20,853	171,817
UPM-Kymmene Corp.	20,184	319,205
Wartsila Corp.	5,575	258,214
TOTAL FINLAND		4,242,540
France - 6.0%
Accor SA	6,337	266,110
Aeroports de Paris	1,141	134,920
Air Liquide SA	5,608	676,413
Air Liquide SA	6,490	782,796
Alcatel-Lucent SA (a)	106,004	323,872
Alstom SA (a)	8,141	284,147
Arkema SA	2,056	126,814
Atos Origin SA	3,089	213,252
AXA SA	68,108	1,571,285
BIC SA	1,083	134,997
BNP Paribas SA	39,729	2,496,290
Bollore Group (d)	192	90,949
Bollore Group (a)	1	457
Bouygues SA	7,416	256,032
Bureau Veritas SA	7,971	197,080
Cap Gemini SA	5,477	360,059
Carrefour SA	23,510	688,517
Casino Guichard Perrachon SA	2,186	224,027
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	2,069	$ 365,969
CNP Assurances	6,821	127,447
Compagnie de St. Gobain	16,716	717,352
Credit Agricole SA	37,493	554,180
Danone SA	21,776	1,488,010
Dassault Systemes SA	4,842	306,846
Edenred SA	7,564	209,482
EDF SA	4,008	118,283
EDF SA	4,600	135,754
EDF SA	648	19,124
Essilor International SA	7,647	844,248
Eurazeo SA	1,498	100,150
Eutelsat Communications	5,636	182,643
Fonciere des Regions	960	88,182
GDF Suez	54,352	1,318,292
Gecina SA	1,077	145,761
Groupe Eurotunnel SA	17,901	226,121
ICADE	1,378	109,637
Iliad SA	1,007	220,205
Imerys SA	1,199	85,960
JCDecaux SA	2,346	77,819
Kering SA	2,840	547,900
Klepierre SA	3,792	163,942
L'Oreal SA	4,308	675,361
L'Oreal SA	597	93,591
L'Oreal SA	4,500	705,461
Lafarge SA (a)	449	31,121
Lafarge SA	3,400	235,660
Lafarge SA (Bearer)	3,207	222,283
Lagardere S.C.A. (Reg.)	4,745	115,445
Legrand SA	10,000	538,103
LVMH Moet Hennessy - Louis Vuitton SA	10,482	1,777,892
Michelin CGDE Series B	6,990	606,071
Natixis SA	33,410	229,896
Numericable Group SA	3,000	110,904
Orange SA	69,645	1,108,774
Pernod Ricard SA	7,935	903,190
Peugeot Citroen SA (a)	14,701	174,241
Publicis Groupe SA (a)	6,830	473,057
Remy Cointreau SA	1,007	71,639
Renault SA	7,246	537,828
Rexel SA	9,811	164,810
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	10,179	$ 644,169
Sanofi SA	44,522	4,039,931
Schneider Electric SA	19,611	1,545,309
SCOR SE	5,840	178,862
Societe Generale Series A	27,020	1,300,736
Sodexo SA	987	95,077
Sodexo SA	512	49,321
Sodexo SA	1,068	102,880
Sodexo SA	1,000	96,330
Suez Environnement SA	10,722	180,449
Technip SA	3,884	280,937
Thales SA	3,435	170,418
Total SA	80,355	4,797,459
Unibail-Rodamco	3,669	940,022
Valeo SA	2,845	318,480
Vallourec SA	4,015	146,737
Veolia Environnement SA	16,193	268,947
VINCI SA	18,218	1,038,189
Vivendi SA	45,431	1,108,748
Wendel SA	1,150	126,732
Zodiac Aerospace	6,936	211,516
TOTAL FRANCE		43,397,900
Germany - 5.3%
adidas AG	7,866	572,215
Allianz SE	17,101	2,719,438
Axel Springer Verlag AG	1,356	74,411
BASF AG	34,515	3,038,054
Bayer AG	31,057	4,415,370
Bayerische Motoren Werke AG (BMW)	12,333	1,318,629
Beiersdorf AG	3,707	299,909
Brenntag AG	5,934	287,037
Celesio AG	1,885	62,126
Commerzbank AG (a)	36,665	552,050
Continental AG	4,128	810,351
Daimler AG (Germany)	36,154	2,810,355
Deutsche Bank AG	51,807	1,620,077
Deutsche Boerse AG	7,349	502,004
Deutsche Lufthansa AG	8,049	118,921
Deutsche Post AG	36,428	1,143,754
Deutsche Telekom AG	116,956	1,762,916
Deutsche Wohnen AG (Bearer)	10,855	244,581
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	75,141	$ 1,292,857
Fraport AG Frankfurt Airport Services Worldwide	1,528	94,439
Fresenius Medical Care AG & Co. KGaA	8,137	597,237
Fresenius SE & Co. KGaA	14,187	729,805
GEA Group AG	7,102	326,581
Hannover Reuck SE	2,345	195,390
HeidelbergCement Finance AG	5,194	353,561
Henkel AG & Co. KGaA	4,401	399,901
Hochtief AG	886	65,496
Hugo Boss AG (a)	1,269	168,328
Infineon Technologies AG	42,580	413,053
K&S AG	6,403	178,653
Kabel Deutschland Holding AG	764	103,400
Lanxess AG	3,475	180,633
Linde AG	6,973	1,285,828
MAN SE	1,390	158,319
Merck KGaA	4,924	444,709
Metro AG (a)	6,329	201,759
Muenchener Rueckversicherungs AG	6,478	1,273,294
OSRAM Licht AG (a)	3,245	113,699
ProSiebenSat.1 Media AG	8,291	334,086
RWE AG	18,396	651,476
SAP AG	34,648	2,360,756
Siemens AG	29,794	3,360,567
Sky Deutschland AG (a)	16,432	138,583
Telefonica Deutschland Holding AG	20,102	98,773
Thyssenkrupp AG (a)	17,057	409,865
United Internet AG	4,271	167,016
Volkswagen AG	1,036	220,315
TOTAL GERMANY		38,670,577
Greece - 0.1%
Alpha Bank AE (a)	150,441	98,033
EFG Eurobank Ergasias SA (a)	324,309	112,575
Folli Follie SA	1,374	44,940
Greek Organization of Football Prognostics SA	7,989	96,810
Hellenic Telecommunications Organization SA (a)	9,136	103,153
Jumbo SA	3,776	41,404
National Bank of Greece SA (a)	59,066	142,473
Piraeus Bank SA (a)	82,653	120,149
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece (a)	4,688	$ 35,601
Titan Cement Co. SA (Reg.)	1,431	31,723
TOTAL GREECE		826,861
Hong Kong - 2.7%
AIA Group Ltd.	452,600	2,525,700
Bank of East Asia Ltd.	48,349	201,909
Beijing Enterprises Holdings Ltd.	19,500	159,211
BOC Hong Kong (Holdings) Ltd.	138,500	461,054
Cathay Pacific Airways Ltd.	46,000	86,280
Cheung Kong Holdings Ltd.	52,000	923,118
China Agri-Industries Holdings Ltd.	77,609	29,650
China Everbright International Ltd.	97,000	133,930
China Everbright Ltd.	34,000	66,136
China Merchants Holdings International Co. Ltd.	43,369	137,089
China Mobile Ltd.	229,000	2,849,337
China Overseas Land and Investment Ltd.	156,000	452,624
China Resources Enterprise Ltd.	42,000	99,897
China Resources Power Holdings Co. Ltd.	72,000	209,566
China Taiping Insurance Group Ltd. (a)	29,400	63,113
China Taiping Insurance Group Ltd. rights 11/18/14 (a)	6,174	3,782
China Unicom Ltd.	174,000	261,437
CITIC Pacific Ltd.	86,000	150,687
CLP Holdings Ltd.	71,000	611,389
CNOOC Ltd.	673,000	1,053,843
CSPC Pharmaceutical Group Ltd.	92,000	84,757
Far East Horizon Ltd.	46,000	42,783
Fosun International Ltd.	68,500	81,252
Franshion Properties China Ltd.	102,000	24,078
Galaxy Entertainment Group Ltd.	88,000	601,735
Guangdong Investment Ltd.	94,000	123,650
Hang Lung Properties Ltd.	81,000	252,941
Hang Seng Bank Ltd.	29,300	496,469
Henderson Land Development Co. Ltd.	38,574	260,597
HKT Trust/HKT Ltd. unit	90,860	110,689
Hong Kong & China Gas Co. Ltd.	240,182	560,870
Hong Kong Exchanges and Clearing Ltd.	41,739	925,125
Hutchison Whampoa Ltd.	80,000	1,014,445
Hysan Development Co. Ltd.	25,020	114,163
Lenovo Group Ltd.	236,000	347,865
Link (REIT)	87,047	511,888
MTR Corp. Ltd.	54,020	220,266
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	202,898	$ 255,044
PCCW Ltd.	148,592	94,462
Poly Property Group Co. Ltd.	57,000	22,081
Power Assets Holdings Ltd.	52,500	506,906
Shanghai Industrial Holdings Ltd.	18,000	55,500
Sino Land Ltd.	111,579	184,427
Sino-Ocean Land Holdings Ltd.	137,091	78,385
SJM Holdings Ltd.	68,000	143,724
Sun Art Retail Group Ltd.	94,000	100,771
Sun Hung Kai Properties Ltd.	61,781	921,841
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	3,861	8,426
Swire Pacific Ltd. (A Shares)	24,500	321,356
Swire Properties Ltd.	46,000	147,398
Techtronic Industries Co. Ltd.	53,500	167,487
Wharf Holdings Ltd.	57,000	421,579
Wheelock and Co. Ltd.	34,000	163,884
Yuexiu Property Co. Ltd.	148,000	27,296
TOTAL HONG KONG		19,873,892
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,475	70,191
OTP Bank PLC	8,907	147,264
Richter Gedeon PLC	5,293	80,795
TOTAL HUNGARY		298,250
India - 1.5%
ACC Ltd.	699	17,063
Adani Enterprises Ltd.	5,076	40,050
Adani Ports & Special Economic Zone	16,830	78,228
Aditya Birla Nuvo Ltd.	1,603	43,902
Ambuja Cements Ltd.	22,620	83,783
Apollo Hospitals Enterprise Ltd. (a)	3,275	59,433
Asian Paints India Ltd.	10,735	114,689
Aurobindo Pharma Ltd.	5,200	82,007
Bajaj Auto Ltd. (a)	2,945	125,171
Bharat Heavy Electricals Ltd.	22,473	93,887
Bharat Petroleum Corp. Ltd.	6,682	78,227
Bharti Airtel Ltd. (a)	20,467	132,994
Cairn India Ltd.	14,258	66,048
Cipla Ltd.	13,113	142,376
Coal India Ltd.	18,705	112,790
Dabur India Ltd.	20,469	75,446
Common Stocks - continued
	Shares	Value
India - continued
Divi's Laboratories Ltd. (a)	1,841	$ 56,149
DLF Ltd. (a)	17,033	34,636
Dr. Reddy's Laboratories Ltd. (a)	4,656	239,999
GAIL India Ltd.	10,902	93,702
GlaxoSmithKline Consumer Healthcare Ltd.	360	32,415
Godrej Consumer Products Ltd.	4,245	67,023
HCL Technologies Ltd.	9,017	236,481
HDFC Bank Ltd.	14,354	232,755
Hero Motocorp Ltd.	3,219	160,739
Hindalco Industries Ltd. (a)	44,119	117,330
Hindustan Unilever Ltd.	28,770	345,704
Housing Development Finance Corp. Ltd.	55,918	1,007,041
ICICI Bank Ltd. (a)	7,850	208,472
Idea Cellular Ltd. (a)	36,257	96,056
Infosys Ltd.	16,706	1,107,361
Infosys Ltd. sponsored ADR	600	40,116
ITC Ltd. (a)	84,114	486,339
Jaiprakash Associates Ltd. (a)	35,857	18,187
Jindal Steel & Power Ltd.	11,844	31,207
JSW Steel Ltd.	2,648	54,380
Larsen & Toubro Ltd. (a)	11,678	314,713
LIC Housing Finance Ltd.	7,810	45,991
Mahindra & Mahindra Financial Services Ltd.	11,836	56,543
Mahindra & Mahindra Ltd. (a)	12,409	263,838
Nestle India Ltd.	784	81,008
NTPC Ltd.	61,895	151,153
Oil & Natural Gas Corp. Ltd.	28,254	184,895
Oil India Ltd.	3,956	40,709
Piramal Enterprises Ltd. (a)	2,759	36,222
Power Finance Corp. Ltd.	8,121	37,336
Power Grid Corp. of India Ltd.	35,757	84,840
Ranbaxy Laboratories Ltd. (a)	4,891	50,423
Reliance Capital Ltd. (a)	4,027	31,130
Reliance Communication Ltd. (a)	35,514	61,323
Reliance Industries Ltd.	48,806	792,066
Reliance Infrastructure Ltd. (a)	4,106	42,579
Reliance Power Ltd. (a)	12,443	15,455
Rural Electrification Corp. Ltd.	8,729	42,878
Sesa Sterlite Ltd.	43,746	182,520
Shriram Transport Finance Co. Ltd.	4,923	76,157
Siemens India Ltd.	2,168	30,814
State Bank of India	5,306	233,498
Common Stocks - continued
	Shares	Value
India - continued
Sun Pharmaceutical Industries Ltd.	27,412	$ 377,240
Tata Consultancy Services Ltd.	17,714	753,687
Tata Motors Ltd. (a)	28,657	250,366
Tata Power Co. Ltd. (a)	36,963	56,424
Tata Steel Ltd.	11,262	89,888
Tech Mahindra Ltd.	2,434	99,774
Ultratech Cemco Ltd. (a)	1,011	41,941
United Breweries Ltd.	2,406	27,366
United Spirits Ltd. (a)	2,483	111,698
Wipro Ltd.	22,998	212,436
Yes Bank Ltd.	6,298	71,317
TOTAL INDIA		10,960,414
Indonesia - 0.5%
PT Adaro Energy Tbk	507,200	47,696
PT Astra Agro Lestari Tbk	10,500	20,422
PT Astra International Tbk	746,600	418,627
PT Bank Central Asia Tbk	471,100	508,572
PT Bank Danamon Indonesia Tbk Series A	98,500	34,352
PT Bank Mandiri (Persero) Tbk	361,700	310,647
PT Bank Negara Indonesia (Persero) Tbk	305,700	150,669
PT Bank Rakyat Indonesia Tbk	423,900	388,460
PT Bumi Serpong Damai Tbk	223,500	29,701
PT Charoen Pokphand Indonesia Tbk	291,100	101,237
PT Global Mediacom Tbk	189,400	30,740
PT Gudang Garam Tbk	16,500	78,960
PT Indo Tambangraya Megah Tbk	17,400	30,530
PT Indocement Tunggal Prakarsa Tbk	58,700	116,343
PT Indofood CBP Sukses Makmur Tbk	33,500	30,635
PT Indofood Sukses Makmur Tbk	148,800	84,048
PT Jasa Marga Tbk	71,500	37,591
PT Kalbe Farma Tbk	752,100	106,191
PT Lippo Karawaci Tbk	694,800	61,540
PT Matahari Department Store Tbk	79,900	96,741
PT Media Nusantara Citra Tbk	207,100	48,012
PT Perusahaan Gas Negara Tbk Series B	422,300	208,021
PT Semen Gresik (Persero) Tbk	108,500	142,520
PT Surya Citra Media Tbk	148,500	41,568
PT Tambang Batubara Bukit Asam Tbk	40,200	43,129
PT Telkomunikasi Indonesia Tbk Series B	1,927,500	438,983
PT Tower Bersama Infrastructure Tbk	73,600	54,213
PT Unilever Indonesia Tbk	55,600	139,988
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	59,800	$ 90,836
PT XL Axiata Tbk	112,800	51,583
TOTAL INDONESIA		3,942,555
Ireland - 0.2%
Bank of Ireland (a)	1,041,762	410,095
CRH PLC	27,653	613,439
CRH PLC sponsored ADR	800	17,928
James Hardie Industries PLC CDI	16,178	172,565
Kerry Group PLC Class A	5,932	402,831
Ryanair Holdings PLC (a)	827	7,882
Ryanair Holdings PLC sponsored ADR (a)	570	31,658
TOTAL IRELAND		1,656,398
Isle of Man - 0.0%
Genting Singapore PLC	222,000	190,136
Israel - 0.4%
Bank Hapoalim BM (Reg.)	40,931	208,293
Bank Leumi le-Israel BM (a)	49,803	176,387
Bezeq The Israel Telecommunication Corp. Ltd.	70,492	119,173
Delek Group Ltd.	165	56,441
Israel Chemicals Ltd.	16,256	109,202
Israel Corp. Ltd. (Class A) (a)	96	46,984
Mizrahi Tefahot Bank Ltd. (a)	4,893	53,842
NICE Systems Ltd.	1,282	51,975
NICE Systems Ltd. sponsored ADR	773	31,446
Teva Pharmaceutical Industries Ltd.	22,250	1,255,954
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,942	561,425
TOTAL ISRAEL		2,671,122
Italy - 1.4%
Assicurazioni Generali SpA	43,914	899,204
Atlantia SpA	15,673	369,244
Banca Monte dei Paschi di Siena SpA (a)	165,979	126,462
Banco Popolare Societa Cooperativa (a)	14,091	203,775
Enel Green Power SpA	64,283	157,729
Enel SpA	247,492	1,262,289
Eni SpA	95,538	2,035,428
EXOR SpA	3,698	161,037
Finmeccanica SpA (a)	15,092	135,981
Intesa Sanpaolo SpA	434,758	1,278,084
Intesa Sanpaolo SpA (Risparmio Shares)	37,277	95,016
Common Stocks - continued
	Shares	Value
Italy - continued
Luxottica Group SpA	6,148	$ 313,595
Mediobanca SpA	22,890	201,366
Pirelli & C. SpA	8,879	118,833
Prysmian SpA	7,390	127,799
Saipem SpA (a)	10,427	163,332
Snam Rete Gas SpA	77,691	419,615
Telecom Italia SpA (a)	374,592	424,518
Terna SpA	54,828	276,068
UniCredit SpA	165,948	1,197,837
Unione di Banche Italiane ScpA	30,989	242,517
Unipolsai SpA	36,088	96,779
TOTAL ITALY		10,306,508
Japan - 14.1%
ABC-MART, Inc.	1,100	63,427
ACOM Co. Ltd. (a)	14,900	49,665
Advantest Corp.	5,800	67,632
AEON Co. Ltd.	24,600	243,413
AEON Financial Service Co. Ltd.	3,900	81,504
AEON Mall Co. Ltd.	4,070	74,708
Air Water, Inc.	5,000	79,702
Aisin Seiki Co. Ltd.	7,300	243,154
Ajinomoto Co., Inc.	22,000	415,374
Alfresa Holdings Corp.	6,800	86,291
All Nippon Airways Ltd.	48,000	111,296
Amada Co. Ltd.	14,200	124,016
Aozora Bank Ltd.	42,000	147,626
Asahi Glass Co. Ltd.	38,000	197,778
Asahi Group Holdings	14,800	459,079
Asahi Kasei Corp.	48,000	393,898
Asics Corp.	6,400	149,868
Astellas Pharma, Inc.	80,700	1,252,504
Bandai Namco Holdings, Inc.	6,600	163,797
Bank of Kyoto Ltd.	13,000	112,652
Bank of Yokohama Ltd.	45,000	260,066
Benesse Holdings, Inc.	2,000	63,109
Bridgestone Corp.	24,500	818,735
Brother Industries Ltd.	9,000	160,241
Calbee, Inc.	2,700	94,566
Canon, Inc.	42,500	1,303,908
Casio Computer Co. Ltd. (d)	7,900	125,970
Central Japan Railway Co.	5,400	805,405
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	28,000	$ 198,884
Chiyoda Corp.	6,000	61,811
Chubu Electric Power Co., Inc. (a)	24,700	296,390
Chugai Pharmaceutical Co. Ltd.	8,100	253,228
Chugoku Electric Power Co., Inc.	11,300	149,022
Citizen Holdings Co. Ltd.	9,400	61,752
Credit Saison Co. Ltd.	5,300	111,885
Dai Nippon Printing Co. Ltd.	21,000	206,993
Dai-ichi Mutual Life Insurance Co.	40,100	606,862
Daicel Chemical Industries Ltd.	10,000	115,275
Daido Steel Co. Ltd.	11,000	42,199
Daihatsu Motor Co. Ltd.	7,600	107,866
Daiichi Sankyo Kabushiki Kaisha	23,500	353,483
Daikin Industries Ltd.	8,800	550,071
Dainippon Sumitomo Pharma Co. Ltd.	5,400	63,698
Daito Trust Construction Co. Ltd.	2,700	336,422
Daiwa House Industry Co. Ltd.	22,600	427,583
Daiwa Securities Group, Inc.	63,000	497,887
DeNA Co. Ltd. (d)	4,400	56,858
DENSO Corp.	18,300	838,755
Dentsu, Inc.	7,900	293,718
Don Quijote Holdings Co. Ltd.	2,300	137,807
East Japan Railway Co.	12,700	991,911
Eisai Co. Ltd.	9,600	375,448
Electric Power Development Co. Ltd.	4,300	150,376
FamilyMart Co. Ltd.	2,000	80,306
Fanuc Corp.	7,200	1,268,898
Fast Retailing Co. Ltd.	2,000	743,515
Fuji Electric Co. Ltd.	20,000	87,869
Fuji Heavy Industries Ltd.	22,100	735,558
Fujifilm Holdings Corp.	17,400	584,093
Fujitsu Ltd.	71,000	431,642
Fukuoka Financial Group, Inc.	27,000	138,160
GREE, Inc. (d)	2,900	20,769
GungHo Online Entertainment, Inc. (d)	16,900	68,117
Gunma Bank Ltd.	14,000	87,367
Hakuhodo DY Holdings, Inc.	8,500	84,061
Hamamatsu Photonics K.K.	2,700	122,662
Hankyu Hanshin Holdings, Inc.	42,000	246,942
Hikari Tsushin, Inc.	500	33,168
Hino Motors Ltd.	9,900	144,868
Hirose Electric Co. Ltd.	1,100	134,871
Common Stocks - continued
	Shares	Value
Japan - continued
Hiroshima Bank Ltd.	18,000	$ 89,989
Hisamitsu Pharmaceutical Co., Inc.	2,100	70,689
Hitachi Chemical Co. Ltd.	4,200	74,027
Hitachi Construction Machinery Co. Ltd.	3,900	79,772
Hitachi High-Technologies Corp.	2,000	61,099
Hitachi Ltd.	182,000	1,430,060
Hitachi Metals Ltd.	8,000	135,062
Hokuhoku Financial Group, Inc.	50,000	100,444
Hokuriku Electric Power Co., Inc.	6,000	81,002
Honda Motor Co. Ltd.	61,300	1,959,715
Hoya Corp.	16,500	583,883
Hulic Co. Ltd.	8,800	97,359
Ibiden Co. Ltd.	4,200	63,134
Idemitsu Kosan Co. Ltd.	3,400	65,755
Iida Group Holdings Co. Ltd.	6,800	75,563
INPEX Corp.	32,300	413,131
Isetan Mitsukoshi Holdings Ltd.	12,700	172,899
Ishikawajima-Harima Heavy Industries Co. Ltd.	53,000	255,493
Isuzu Motors Ltd.	22,500	293,566
Itochu Corp.	56,900	687,838
ITOCHU Techno-Solutions Corp.	700	27,831
Iyo Bank Ltd.	9,600	102,513
J. Front Retailing Co. Ltd.	8,500	113,134
Japan Airlines Co. Ltd.	4,800	128,890
Japan Display, Inc.	13,200	39,183
Japan Exchange Group, Inc.	9,400	233,177
Japan Prime Realty Investment Corp.	27	99,432
Japan Real Estate Investment Corp.	48	261,564
Japan Retail Fund Investment Corp.	85	171,143
Japan Tobacco, Inc.	41,400	1,412,529
JFE Holdings, Inc.	18,800	372,991
JGC Corp.	8,000	205,598
Joyo Bank Ltd.	27,000	144,576
JSR Corp.	6,100	109,850
JTEKT Corp.	7,300	117,407
JX Holdings, Inc.	84,500	361,969
Kajima Corp.	31,000	137,936
Kakaku.com, Inc.	5,000	68,077
Kamigumi Co. Ltd.	9,000	86,777
Kaneka Corp.	11,000	60,438
Kansai Electric Power Co., Inc. (a)	26,900	265,651
Kansai Paint Co. Ltd.	9,000	137,579
Common Stocks - continued
	Shares	Value
Japan - continued
Kao Corp.	19,400	$ 756,486
Kawasaki Heavy Industries Ltd.	54,000	212,106
KDDI Corp.	21,900	1,438,161
Keihin Electric Express Railway Co. Ltd.	18,000	149,758
Keio Corp.	23,000	174,702
Keisei Electric Railway Co.	11,000	129,289
Keyence Corp.	1,710	828,636
Kikkoman Corp.	6,000	138,007
Kintetsu Corp.	71,000	246,980
Kirin Holdings Co. Ltd.	30,900	400,612
Kobe Steel Ltd.	112,000	177,951
Koito Manufacturing Co. Ltd.	3,800	114,503
Komatsu Ltd.	35,200	831,049
Konami Corp.	3,500	70,274
Konica Minolta, Inc.	18,300	204,480
Kubota Corp.	42,000	668,557
Kuraray Co. Ltd.	12,800	148,673
Kurita Water Industries Ltd.	3,600	77,686
Kyocera Corp.	12,000	553,098
Kyowa Hakko Kirin Co., Ltd.	8,000	93,307
Kyushu Electric Power Co., Inc. (a)	15,200	164,915
Lawson, Inc.	2,300	156,026
LIXIL Group Corp.	9,700	212,725
M3, Inc.	7,300	121,826
Mabuchi Motor Co. Ltd.	900	77,737
Makita Corp.	4,600	257,596
Marubeni Corp.	63,400	407,627
Marui Group Co. Ltd.	8,700	73,526
Maruichi Steel Tube Ltd.	1,500	35,423
Mazda Motor Corp.	20,300	479,624
McDonald's Holdings Co. (Japan) Ltd.	2,500	61,019
Medipal Holdings Corp.	5,100	56,529
Meiji Holdings Co. Ltd.	2,200	184,586
Miraca Holdings, Inc.	1,900	79,761
Mitsubishi Chemical Holdings Corp.	50,500	248,757
Mitsubishi Corp.	53,000	1,039,243
Mitsubishi Electric Corp.	73,000	941,247
Mitsubishi Estate Co. Ltd.	47,000	1,197,314
Mitsubishi Gas Chemical Co., Inc.	13,000	77,781
Mitsubishi Heavy Industries Ltd.	114,000	711,136
Mitsubishi Logistics Corp.	4,000	60,926
Mitsubishi Materials Corp.	43,000	134,586
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Motors Corp. of Japan	24,600	$ 253,114
Mitsubishi Tanabe Pharma Corp.	8,700	132,303
Mitsubishi UFJ Financial Group, Inc.	479,100	2,792,777
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,700	98,728
Mitsui & Co. Ltd.	64,400	972,380
Mitsui Chemicals, Inc.	33,000	95,591
Mitsui Fudosan Co. Ltd.	35,000	1,125,825
Mitsui OSK Lines Ltd.	39,000	123,215
Mizuho Financial Group, Inc.	866,400	1,578,855
MS&AD Insurance Group Holdings, Inc.	19,100	412,880
Murata Manufacturing Co. Ltd.	7,600	853,940
Nabtesco Corp.	4,700	113,742
Nagoya Railroad Co. Ltd.	31,000	132,553
NEC Corp.	100,000	353,638
New Hampshire Foods Ltd.	6,000	138,358
Nexon Co. Ltd.	5,000	44,061
NGK Insulators Ltd.	10,000	215,380
NGK Spark Plug Co. Ltd.	6,700	174,739
NHK Spring Co. Ltd.	6,300	57,660
Nidec Corp.	7,700	508,759
Nikon Corp.	12,900	176,751
Nintendo Co. Ltd.	3,900	420,334
Nippon Building Fund, Inc.	55	308,256
Nippon Electric Glass Co. Ltd.	14,000	65,101
Nippon Express Co. Ltd.	34,000	149,565
Nippon Paint Holdings Co. Ltd.	6,000	136,244
Nippon Prologis REIT, Inc.	56	129,947
Nippon Steel & Sumitomo Metal Corp.	286,700	756,557
Nippon Telegraph & Telephone Corp.	14,100	877,286
Nippon Yusen KK	64,000	165,924
Nissan Motor Co. Ltd.	93,400	851,967
Nisshin Seifun Group, Inc.	7,095	71,745
Nissin Food Holdings Co. Ltd.	2,400	126,492
Nitori Holdings Co. Ltd.	2,700	171,114
Nitto Denko Corp.	5,700	308,279
NKSJ Holdings, Inc.	12,750	321,053
NOK Corp.	3,600	91,204
Nomura Holdings, Inc.	136,800	854,506
Nomura Real Estate Holdings, Inc.	4,800	84,835
Nomura Research Institute Ltd.	4,100	135,234
NSK Ltd.	17,000	222,667
NTT Data Corp.	5,000	195,457
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DOCOMO, Inc.	57,300	$ 966,415
NTT Urban Development Co.	4,500	50,931
Obayashi Corp.	25,000	171,566
Odakyu Electric Railway Co. Ltd.	23,000	215,862
Oji Holdings Corp.	31,000	112,082
Olympus Corp. (a)	9,000	323,146
OMRON Corp.	7,800	369,210
Ono Pharmaceutical Co. Ltd.	3,100	312,928
Oracle Corp. Japan	1,300	50,327
Oriental Land Co. Ltd.	1,900	406,294
ORIX Corp.	49,900	692,624
Osaka Gas Co. Ltd.	72,000	287,196
Otsuka Corp.	1,900	70,648
Otsuka Holdings Co. Ltd.	14,700	515,647
Panasonic Corp.	83,000	998,594
Park24 Co. Ltd.	3,700	55,987
Rakuten, Inc.	30,300	341,677
Recruit Holdings Co. Ltd. (a)	5,000	170,893
Resona Holdings, Inc.	81,000	463,303
Ricoh Co. Ltd.	26,100	269,544
Rinnai Corp.	1,300	115,475
ROHM Co. Ltd.	3,600	219,135
Sankyo Co. Ltd. (Gunma)	2,000	72,782
Sanrio Co. Ltd. (d)	2,100	60,716
Santen Pharmaceutical Co. Ltd.	2,700	161,154
SBI Holdings, Inc. Japan	7,230	83,373
Secom Co. Ltd.	8,000	493,001
Sega Sammy Holdings, Inc.	7,000	111,199
Seibu Holdings, Inc.	4,500	86,521
Seiko Epson Corp.	5,000	232,024
Sekisui Chemical Co. Ltd.	16,000	199,414
Sekisui House Ltd.	21,100	262,376
Seven & i Holdings Co., Ltd.	28,400	1,109,194
Seven Bank Ltd.	22,400	93,551
Sharp Corp. (a)(d)	57,000	143,552
Shikoku Electric Power Co., Inc. (a)	6,500	89,198
Shimadzu Corp.	9,000	78,312
Shimamura Co. Ltd.	800	70,362
SHIMANO, Inc.	2,900	384,556
SHIMIZU Corp.	22,000	162,354
Shin-Etsu Chemical Co., Ltd.	15,400	988,505
Shinsei Bank Ltd.	65,000	146,079
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	11,300	$ 295,628
Shiseido Co. Ltd.	13,200	219,043
Shizuoka Bank Ltd.	20,000	206,655
Showa Shell Sekiyu K.K.	6,700	57,488
SMC Corp.	2,100	595,630
SoftBank Corp.	36,100	2,628,059
Sony Corp.	39,300	775,912
Sony Financial Holdings, Inc.	7,000	111,753
Stanley Electric Co. Ltd.	5,700	115,885
Sumitomo Chemical Co. Ltd.	58,000	198,965
Sumitomo Corp.	42,900	457,731
Sumitomo Electric Industries Ltd.	28,400	388,188
Sumitomo Heavy Industries Ltd.	20,000	109,649
Sumitomo Metal Mining Co. Ltd.	20,000	277,450
Sumitomo Mitsui Financial Group, Inc.	47,800	1,949,423
Sumitomo Mitsui Trust Holdings, Inc.	126,000	514,423
Sumitomo Realty & Development Co. Ltd.	14,000	524,846
Sumitomo Rubber Industries Ltd.	5,900	81,544
Suntory Beverage & Food Ltd.	5,300	189,075
Suzuken Co. Ltd.	2,700	72,389
Suzuki Motor Corp.	13,700	459,204
Sysmex Corp.	5,500	234,796
T&D Holdings, Inc.	21,300	274,376
Taiheiyo Cement Corp.	44,000	161,434
Taisei Corp.	38,000	211,316
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	77,208
Taiyo Nippon Sanso Corp. (d)	8,000	72,025
Takashimaya Co. Ltd.	9,000	76,667
Takeda Pharmaceutical Co. Ltd.	29,700	1,287,446
TDK Corp.	4,600	261,106
Teijin Ltd.	37,000	90,458
Terumo Corp.	11,600	289,984
The Chugoku Bank Ltd.	5,700	84,249
The Hachijuni Bank Ltd.	17,000	104,088
The Suruga Bank Ltd.	7,100	148,435
THK Co. Ltd.	4,100	103,127
Tobu Railway Co. Ltd.	37,000	187,170
Toho Co. Ltd.	3,900	89,457
Toho Gas Co. Ltd.	15,000	81,126
Tohoku Electric Power Co., Inc.	16,300	203,721
Tokio Marine Holdings, Inc.	26,100	836,978
Tokyo Electric Power Co., Inc. (a)	54,400	196,151
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	6,300	$ 403,923
Tokyo Gas Co. Ltd.	91,000	524,553
Tokyo Tatemono Co. Ltd.	15,000	130,940
Tokyu Corp.	44,000	290,525
Tokyu Fudosan Holdings Corp.	16,700	118,692
TonenGeneral Sekiyu K.K.	11,000	96,008
Toppan Printing Co. Ltd.	21,000	142,889
Toray Industries, Inc.	56,000	375,952
Toshiba Corp.	152,000	671,250
Toto Ltd.	10,000	112,839
Toyo Seikan Group Holdings Ltd.	5,900	71,547
Toyo Suisan Kaisha Ltd.	3,000	103,609
Toyoda Gosei Co. Ltd.	2,500	48,029
Toyota Industries Corp.	6,000	285,698
Toyota Motor Corp.	103,600	6,234,359
Toyota Tsusho Corp.	8,200	206,764
Trend Micro, Inc.	3,900	131,413
Unicharm Corp.	14,400	334,850
United Urban Investment Corp.	94	148,351
USS Co. Ltd.	8,500	133,773
West Japan Railway Co.	6,300	300,292
Yahoo! Japan Corp.	51,400	185,174
Yakult Honsha Co. Ltd.	3,300	182,752
Yamada Denki Co. Ltd. (d)	32,200	103,221
Yamaguchi Financial Group, Inc.	7,000	66,856
Yamaha Corp.	5,900	80,871
Yamaha Motor Co. Ltd.	9,800	185,394
Yamato Holdings Co. Ltd.	13,200	282,245
Yamato Kogyo Co. Ltd.	1,400	45,353
Yamazaki Baking Co. Ltd.	4,000	49,451
Yaskawa Electric Corp.	9,100	117,956
Yokogawa Electric Corp.	8,100	112,695
Yokohama Rubber Co. Ltd.	7,000	63,543
TOTAL JAPAN		102,740,132
Korea (South) - 2.8%
AMOREPACIFIC Corp.	125	267,580
AMOREPACIFIC Group, Inc.	106	116,710
BS Financial Group, Inc.	7,342	113,774
Celltrion, Inc. (a)	2,173	84,841
Cheil Worldwide, Inc. (a)	3,326	51,696
CJ CheilJedang Corp.	265	96,436
Common Stocks - continued
	Shares	Value
Korea (South) - continued
CJ Corp.	507	$ 82,106
Coway Co. Ltd.	1,950	148,095
Daelim Industrial Co.	1,023	67,505
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	20,727
Daewoo International Corp.	1,866	58,788
Daewoo Securities Co. Ltd. (a)	7,185	74,896
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,514	59,851
DGB Financial Group Co. Ltd.	5,366	76,162
Dongbu Insurance Co. Ltd.	1,419	79,109
Doosan Co. Ltd.	194	20,042
Doosan Heavy Industries & Construction Co. Ltd.	2,175	47,470
Doosan Infracore Co. Ltd. (a)	5,236	52,631
E-Mart Co. Ltd.	735	135,447
GS Engineering & Construction Corp. (a)	1,953	51,077
GS Holdings Corp.	1,896	73,144
Halla Visteon Climate Control Corp.	1,490	66,218
Hana Financial Group, Inc.	10,851	374,174
Hankook Tire Co. Ltd.	2,889	147,886
Hanwha Chemical Corp.	3,824	43,242
Hanwha Corp.	1,918	48,912
Hanwha Life Insurance Co. Ltd.	8,754	66,891
Hite Jinro Co. Ltd.	830	20,432
Hotel Shilla Co.	1,255	117,389
Hyosung Corp.	915	54,077
Hyundai Department Store Co. Ltd.	568	71,631
Hyundai Engineering & Construction Co. Ltd.	2,692	121,641
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	65,495
Hyundai Glovis Co. Ltd.	508	125,765
Hyundai Heavy Industries Co. Ltd.	1,516	139,967
Hyundai Industrial Development & Construction Co.	1,930	72,480
Hyundai Merchant Marine Co. Ltd. (a)	1,916	20,507
Hyundai Mipo Dockyard Co. Ltd.	451	31,859
Hyundai Mobis	2,556	594,726
Hyundai Motor Co.	5,791	916,259
Hyundai Steel Co.	2,554	161,877
Hyundai Wia Corp.	599	102,858
Industrial Bank of Korea	9,306	135,548
Kangwon Land, Inc.	4,158	135,447
KB Financial Group, Inc.	14,476	564,437
KCC Corp.	190	104,687
Kia Motors Corp.	9,975	483,689
Korea Aerospace Industries Ltd.	1,799	69,151
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp.	9,820	$ 428,764
Korea Gas Corp. (a)	1,041	48,541
Korea Investment Holdings Co. Ltd.	1,498	75,427
Korea Zinc Co. Ltd.	325	121,749
Korean Air Lines Co. Ltd. (a)	1,042	36,804
KT Corp.	2,367	72,538
KT&G Corp.	4,211	372,327
Kumho Petro Chemical Co. Ltd.	376	27,051
LG Chemical Ltd.	1,679	312,533
LG Corp.	3,631	214,931
LG Display Co. Ltd. (a)	8,874	259,853
LG Electronics, Inc.	4,051	246,202
LG Household & Health Care Ltd.	343	198,883
LG Innotek Co. Ltd. (a)	393	30,908
LG Telecom Ltd.	7,250	74,224
Lotte Chemical Corp.	612	82,591
Lotte Confectionery Co. Ltd.	29	51,876
Lotte Shopping Co. Ltd.	417	115,074
LS Cable Ltd.	646	36,014
LS Industrial Systems Ltd.	546	32,065
Mirae Asset Securities Co. Ltd.	960	41,056
NAVER Corp.	1,054	739,653
NCSOFT Corp.	536	73,333
Oci Co. Ltd. (a)	558	47,779
Orion Corp.	145	111,337
Paradise Co. Ltd.	1,778	54,360
POSCO	2,453	704,749
S-Oil Corp.	1,597	60,420
S1 Corp.	748	51,795
Samsung C&T Corp.	4,730	318,284
Samsung Card Co. Ltd.	1,384	59,253
Samsung Electro-Mechanics Co. Ltd.	1,990	90,198
Samsung Electronics Co. Ltd.	4,131	4,782,901
Samsung Engineering Co. Ltd. (a)	987	56,587
Samsung Fire & Marine Insurance Co. Ltd.	1,256	336,080
Samsung Heavy Industries Co. Ltd.	5,676	137,615
Samsung Life Insurance Co. Ltd.	2,257	244,722
Samsung SDI Co. Ltd.	2,686	314,987
Samsung Securities Co. Ltd.	2,174	96,717
Samsung Techwin Co. Ltd.	1,193	36,419
Shinhan Financial Group Co. Ltd.	15,979	748,055
Shinsegae Co. Ltd.	277	51,175
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK C&C Co. Ltd.	722	$ 162,954
SK Energy Co. Ltd.	2,241	182,501
SK Holdings Co. Ltd.	945	146,880
SK Hynix, Inc. (a)	21,396	944,897
SK Networks Co. Ltd. (a)	4,762	48,531
SK Telecom Co. Ltd.	350	87,243
Woori Finance Holdings Co. Ltd. (a)	11,339	125,585
Woori Investment & Securities Co. Ltd.	5,211	56,744
Yuhan Corp.	276	45,339
TOTAL KOREA (SOUTH)		20,431,836
Luxembourg - 0.3%
Altice SA	3,118	194,155
ArcelorMittal SA (Netherlands) (d)	37,553	493,303
Millicom International Cellular SA (depository receipt)	2,412	196,641
RTL Group SA	1,417	132,220
SES SA (France) (depositary receipt)	11,463	395,752
Subsea 7 SA	10,398	111,997
Tenaris SA	17,662	349,259
TOTAL LUXEMBOURG		1,873,327
Malaysia - 0.8%
AirAsia Bhd	47,900	36,397
Alliance Financial Group Bhd	39,900	58,131
AMMB Holdings Bhd	74,600	153,751
Astro Malaysia Holdings Bhd	62,500	62,703
Axiata Group Bhd	92,900	199,074
Berjaya Sports Toto Bhd	16,139	17,708
British American Tobacco (Malaysia) Bhd	4,500	95,111
Bumi Armada Bhd	59,900	28,594
Bumiputra-Commerce Holdings Bhd	191,685	378,365
Dialog Group Bhd	128,822	63,520
DiGi.com Bhd	111,400	209,624
Felda Global Ventures Holdings Bhd	46,100	51,268
Gamuda Bhd	58,100	90,499
Genting Bhd	77,100	228,489
Genting Malaysia Bhd	116,100	151,773
Genting Plantations Bhd	5,000	16,069
Hong Leong Bank Bhd	24,100	107,104
Hong Leong Credit Bhd	9,200	50,603
IHH Healthcare Bhd	89,300	134,335
IJM Corp. Bhd	46,100	96,888
IOI Corp. Bhd	108,800	161,692
Common Stocks - continued
	Shares	Value
Malaysia - continued
IOI Properties Group Sdn Bhd	62,133	$ 51,944
Kuala Lumpur Kepong Bhd	19,100	133,486
Lafarge Malaysia Bhd	15,400	49,037
Malayan Banking Bhd	176,138	519,432
Malaysia Airports Holdings Bhd	22,556	49,499
Maxis Bhd	76,500	156,719
MISC Bhd	38,800	80,918
MMC Corp. Bhd	17,700	14,205
Petronas Chemicals Group Bhd	108,700	203,055
Petronas Dagangan Bhd	9,300	57,732
Petronas Gas Bhd	24,900	170,677
PPB Group Bhd	17,700	85,095
Public Bank Bhd	102,500	577,644
RHB Capital Bhd	21,906	58,575
SapuraKencana Petroleum Bhd	140,400	145,492
Sime Darby Bhd	117,301	345,071
Telekom Malaysia Bhd	37,816	82,766
Tenaga Nasional Bhd	106,700	433,332
UEM Land Holdings Bhd	41,700	23,830
UMW Holdings Bhd	20,800	73,916
YTL Corp. Bhd	147,126	74,238
YTL Power International Bhd	80,850	39,071
TOTAL MALAYSIA		5,817,432
Malta - 0.0%
Brait SA	12,000	90,171
Mauritius - 0.0%
Golden Agri-Resources Ltd.	255,000	103,339
Mexico - 1.1%
Alfa SA de CV Series A	104,100	331,713
America Movil S.A.B. de CV Series L	1,277,300	1,558,417
CEMEX S.A.B. de CV unit	459,213	565,736
Coca-Cola FEMSA S.A.B. de CV Series L	16,800	177,241
Compartamos S.A.B. de CV	39,200	87,300
Controladora Commercial Mexicana S.A.B. de CV unit	16,300	63,862
El Puerto de Liverpool S.A.B. de CV Class C	6,700	78,606
Embotelladoras Arca S.A.B. de CV	15,000	96,597
Fibra Uno Administracion SA de CV	87,400	303,746
Fomento Economico Mexicano S.A.B. de CV unit	73,300	705,008
Genomma Lab Internacional SA de CV (a)	28,600	72,189
Gruma S.A.B. de CV Series B	5,800	63,869
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV Series B	11,100	$ 75,521
Grupo Aeroportuario del Sureste SA de CV Series B	8,200	109,620
Grupo Bimbo S.A.B. de CV Series A	59,600	174,335
Grupo Carso SA de CV Series A1	22,400	127,983
Grupo Comercial Chedraui S.A.B. de CV	9,800	34,473
Grupo Financiero Banorte S.A.B. de CV Series O	94,300	604,963
Grupo Financiero Inbursa S.A.B. de CV Series O	91,100	273,579
Grupo Financiero Santander Mexico S.A.B. de CV	65,300	173,988
Grupo Lala S.A.B. de CV	20,000	45,893
Grupo Mexico SA de CV Series B	144,524	496,584
Grupo Televisa SA de CV	97,400	703,906
Industrias Penoles SA de CV	5,595	125,567
Kimberly-Clark de Mexico SA de CV Series A	57,000	131,937
Mexichem S.A.B. de CV	33,821	138,361
Minera Frisco S.A.B. de CV (a)	25,300	45,015
OHL Mexico S.A.B. de CV (a)	24,700	69,517
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	10,100	138,747
Wal-Mart de Mexico SA de CV Series V	199,600	461,416
TOTAL MEXICO		8,035,689
Netherlands - 2.1%
AEGON NV	69,796	568,869
Airbus Group NV	22,084	1,317,309
Akzo Nobel NV	9,013	598,729
ASML Holding NV (Netherlands)	13,437	1,339,835
CNH Industrial NV	36,166	294,589
Corio NV	2,685	130,584
Delta Lloyd NV	7,904	180,022
Fiat Chrysler Automobiles NV (a)(d)	31,091	346,954
Fugro NV (Certificaten Van Aandelen)	2,814	38,861
Gemalto NV (d)	2,880	220,189
Heineken Holding NV	3,809	246,729
Heineken NV (Bearer)	8,620	643,700
ING Groep NV (Certificaten Van Aandelen) (a)	144,747	2,072,829
Koninklijke Ahold NV	35,033	585,647
Koninklijke Boskalis Westminster NV	3,195	170,222
Koninklijke KPN NV	120,623	397,059
Koninklijke Philips Electronics NV	36,483	1,019,988
OCI NV (a)	3,445	119,972
QIAGEN NV (a)	9,002	211,460
Randstad Holding NV	4,485	197,669
Reed Elsevier NV	26,320	605,731
Common Stocks - continued
	Shares	Value
Netherlands - continued
Royal DSM NV	6,411	$ 401,416
STMicroelectronics NV	24,061	160,721
TNT Express NV	17,206	99,852
Unilever NV (Certificaten Van Aandelen) (Bearer)	61,227	2,373,064
Vopak NV	2,710	135,706
Wolters Kluwer NV	11,563	308,496
Ziggo NV (a)	5,814	284,037
TOTAL NETHERLANDS		15,070,239
New Zealand - 0.1%
Auckland International Airport Ltd.	35,664	107,586
Contact Energy Ltd.	14,926	72,136
Fletcher Building Ltd.	26,150	175,302
Ryman Healthcare Group Ltd.	15,632	92,485
Spark New Zealand Ltd.	69,162	170,092
Xero Ltd. (a)	1,900	23,475
TOTAL NEW ZEALAND		641,076
Norway - 0.5%
Aker Solutions ASA (a)	6,234	40,390
DNB ASA	36,598	672,280
Gjensidige Forsikring ASA (d)	7,532	136,794
Norsk Hydro ASA	48,716	272,581
Orkla ASA	31,457	240,418
Statoil ASA	41,786	956,291
Telenor ASA	28,433	639,062
Yara International ASA	6,837	313,927
TOTAL NORWAY		3,271,743
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	7,183	66,084
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	67,570	78,171
Aboitiz Power Corp.	50,900	46,417
Alliance Global Group, Inc.	78,800	44,322
Ayala Corp.	8,240	126,394
Ayala Land, Inc.	271,500	202,465
Bank of the Philippine Islands (BPI)	26,341	55,705
BDO Unibank, Inc.	60,673	132,171
DMCI Holdings, Inc.	148,450	53,523
Globe Telecom, Inc.	1,340	50,213
International Container Terminal Services, Inc.	18,640	48,067
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	88,730	$ 125,840
Jollibee Food Corp.	17,430	75,966
Megaworld Corp.	370,000	40,807
Metro Pacific Investments Corp.	429,900	48,553
Metropolitan Bank & Trust Co.	13,465	24,706
Philippine Long Distance Telephone Co.	3,695	257,849
PNOC Energy Development Corp.	322,500	55,214
SM Investments Corp.	6,112	106,506
SM Prime Holdings, Inc.	256,900	99,864
Universal Robina Corp.	33,640	139,065
TOTAL PHILIPPINES		1,811,818
Poland - 0.3%
Alior Bank SA (a)	1,812	40,227
Bank Handlowy w Warszawie SA	1,424	48,096
Bank Millennium SA	14,420	35,737
Bank Polska Kasa Opieki SA	4,927	257,515
Bank Zachodni WBK SA	1,127	127,608
BRE Bank SA	523	77,395
Cyfrowy Polsat SA	7,044	53,876
ENEA SA	7,190	34,144
Energa SA	8,895	66,080
Eurocash SA	2,385	23,494
Getin Noble Bank SA (a)	50,626	39,067
Grupa Lotos SA (a)	2,043	15,790
Jastrzebska Spolka Weglowa SA (a)	1,239	10,646
KGHM Polska Miedz SA (Bearer)	5,207	200,751
LPP SA	35	104,388
Polish Oil & Gas Co. SA	62,500	93,306
Polska Grupa Energetyczna SA	31,746	208,229
Polski Koncern Naftowy Orlen SA	12,234	152,249
Powszechna Kasa Oszczednosci Bank SA	33,009	366,897
Powszechny Zaklad Ubezpieczen SA	2,140	320,749
Synthos SA	26,883	33,351
Tauron Polska Energia SA	35,470	55,374
Telekomunikacja Polska SA	23,433	70,244
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	35,598
TOTAL POLAND		2,470,811
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,249,144	140,883
Banco Espirito Santo SA (Reg.) (a)	82,039	1
Common Stocks - continued
	Shares	Value
Portugal - continued
Energias de Portugal SA	88,766	$ 381,655
Galp Energia SGPS SA Class B	13,904	201,506
Jeronimo Martins SGPS SA	9,011	78,808
TOTAL PORTUGAL		802,853
Qatar - 0.1%
Barwa Real Estate Co. (a)	3,100	36,563
Commercial Bank of Qatar (a)	1,300	26,382
Doha Bank (a)	1,000	15,927
Industries Qatar QSC (a)	2,991	154,743
Masraf al Rayan (a)	13,247	185,525
Qatar Electricity & Water Co.	1,000	50,034
Qatar Islamic Bank (a)	2,372	72,954
Qatar National Bank SAQ (a)	3,563	209,677
Qatar Telecom (Qtel) Q.S.C. (a)	3,241	109,916
Vodafone Qatar QSC (a)	13,379	76,051
TOTAL QATAR		937,772
Russia - 0.9%
Alrosa Co. Ltd. (a)	75,000	67,135
Federal Grid Co. of Unified Energy System (a)	3,696,897	4,608
Gazprom OAO sponsored ADR (Reg. S)	221,613	1,468,851
LUKOIL Oil Co. sponsored ADR (United Kingdom)	19,098	937,712
Magnit OJSC GDR (Reg. S)	9,787	655,729
Megafon OJSC GDR	3,269	76,495
Mobile TeleSystems OJSC sponsored ADR	19,491	278,721
Moscow Exchange MICEX-RTS OAO	49,675	66,988
Norilsk Nickel OJSC ADR	20,846	387,944
NOVATEK OAO GDR (Reg. S)	3,424	367,738
Rosneft Oil Co. OJSC GDR (Reg. S)	43,718	243,509
Rostelecom sponsored ADR	5,080	75,336
RusHydro JSC sponsored ADR	38,511	64,159
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	3,297
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	103,288	783,956
Severstal GDR (Reg. S)	8,141	86,050
Sistema JSFC sponsored GDR	5,971	48,216
Surgutneftegas sponsored ADR	46,841	308,214
Tatneft OAO sponsored ADR	9,067	323,057
Uralkali OJSC GDR (Reg. S)	9,767	174,536
VTB Bank OJSC sponsored GDR (Reg. S)	92,520	174,770
TOTAL RUSSIA		6,597,021
Common Stocks - continued
	Shares	Value
Singapore - 0.9%
Ascendas Real Estate Investment Trust	75,000	$ 130,273
CapitaCommercial Trust (REIT)	75,000	97,521
CapitaLand Ltd.	98,000	241,954
CapitaMall Trust	93,000	142,643
City Developments Ltd.	16,000	117,759
ComfortDelgro Corp. Ltd.	77,000	158,312
DBS Group Holdings Ltd.	64,991	934,923
Global Logistic Properties Ltd.	119,000	255,013
Hutchison Port Holdings Trust	196,000	132,341
Jardine Cycle & Carriage Ltd.	4,000	124,338
Keppel Corp. Ltd.	55,000	403,327
Keppel Land Ltd.	26,000	67,655
Olam International Ltd.	38,000	63,066
Oversea-Chinese Banking Corp. Ltd.	111,854	861,624
SembCorp Industries Ltd.	38,000	143,757
SembCorp Marine Ltd.	27,000	76,492
Singapore Airlines Ltd.	21,000	161,839
Singapore Exchange Ltd.	28,000	152,592
Singapore Press Holdings Ltd.	61,000	203,321
Singapore Technologies Engineering Ltd.	61,000	178,092
Singapore Telecommunications Ltd.	299,000	880,040
StarHub Ltd.	22,000	70,715
United Overseas Bank Ltd.	47,947	859,003
UOL Group Ltd.	16,385	82,298
Wilmar International Ltd.	73,000	181,966
Yangzijiang Shipbuilding Holdings Ltd.	77,000	67,780
TOTAL SINGAPORE		6,788,644
South Africa - 1.6%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	3,892	47,954
Anglo American Platinum Ltd. (a)	1,879	59,278
AngloGold Ashanti Ltd. (a)	14,574	121,794
Aspen Pharmacare Holdings Ltd.	12,190	434,827
Assore Ltd.	947	17,574
Barclays Africa Group Ltd.	12,428	196,238
Barloworld Ltd.	7,406	64,305
Bidvest Group Ltd.	12,234	336,493
Coronation Fund Managers Ltd.	9,629	83,372
Discovery Holdings Ltd.	11,025	100,287
Exxaro Resources Ltd.	6,109	63,695
FirstRand Ltd.	117,926	504,645
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	7,194	$ 81,295
Gold Fields Ltd.	29,518	95,716
Growthpoint Properties Ltd.	82,248	199,473
Harmony Gold Mining Co. Ltd. (a)	16,218	26,198
Impala Platinum Holdings Ltd. (a)	19,863	144,591
Imperial Holdings Ltd.	7,429	127,939
Investec Ltd.	9,224	84,214
Kumba Iron Ore Ltd.	2,127	53,118
Liberty Holdings Ltd.	4,929	57,040
Life Healthcare Group Holdings Ltd.	35,287	133,409
Massmart Holdings Ltd.	4,285	46,281
Mediclinic International Ltd.	14,877	132,857
MMI Holdings Ltd.	41,530	106,143
Mr Price Group Ltd.	8,587	177,622
MTN Group Ltd.	63,385	1,402,202
Nampak Ltd.	19,680	80,238
Naspers Ltd. Class N	14,898	1,854,039
Nedbank Group Ltd.	7,433	161,899
Netcare Ltd.	37,924	114,669
Northam Platinum Ltd. (a)	14,320	44,103
Pick 'n Pay Stores Ltd.	8,814	42,617
Pretoria Portland Cement Co. Ltd.	18,687	50,149
Rand Merchant Insurance Holdings Ltd.	27,107	96,634
Redefine Properties Ltd.	121,336	109,898
Remgro Ltd.	18,469	423,608
RMB Holdings Ltd.	26,254	145,698
Sanlam Ltd.	69,613	439,588
Sappi Ltd. (a)	20,205	79,814
Sasol Ltd.	20,799	1,038,603
Shoprite Holdings Ltd.	16,534	239,516
Spar Group Ltd.	5,603	65,526
Standard Bank Group Ltd.	45,913	577,568
Steinhoff International Holdings Ltd.	77,833	397,995
Tiger Brands Ltd.	5,964	179,308
Truworths International Ltd.	15,047	102,999
Vodacom Group Ltd.	13,651	165,635
Woolworths Holdings Ltd.	35,953	255,523
TOTAL SOUTH AFRICA		11,564,187
Spain - 2.3%
Abertis Infraestructuras SA	14,829	308,570
ACS Actividades de Construccion y Servicios SA	6,554	242,698
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	14,353	$ 527,003
Banco Bilbao Vizcaya Argentaria SA	223,047	2,494,756
Banco de Sabadell SA	128,580	370,599
Banco Popular Espanol SA	67,264	384,877
Banco Santander SA:
rights 11/3/14 (a)	451,444	85,991
(Spain)	451,444	3,988,747
Bankia SA (a)	167,759	299,994
Criteria CaixaCorp SA	67,858	369,993
Distribuidora Internacional de Alimentacion SA	22,188	140,804
Enagas SA	7,764	260,263
Ferrovial SA	15,863	323,626
Gas Natural SDG SA	12,866	370,991
Grifols SA	5,559	226,717
Iberdrola SA	191,121	1,351,038
Inditex SA	40,994	1,151,495
International Consolidated Airlines Group SA (a)	34,787	227,165
International Consolidated Airlines Group SA CDI (a)	3,400	22,256
MAPFRE SA (Reg.)	33,382	114,245
Red Electrica Corporacion SA	4,153	362,430
Repsol YPF SA	38,191	852,609
Telefonica SA	153,986	2,317,132
Zardoya Otis SA	7,238	84,263
TOTAL SPAIN		16,878,262
Sweden - 2.0%
Alfa Laval AB	11,625	238,981
ASSA ABLOY AB (B Shares)	12,522	663,225
Atlas Copco AB:
(A Shares)	25,518	736,427
(B Shares)	14,353	379,033
Boliden AB	10,086	166,230
Electrolux AB (B Shares)	8,904	252,621
Elekta AB (B Shares) (d)	12,885	131,919
Getinge AB (B Shares)	7,511	174,446
H&M Hennes & Mauritz AB (B Shares)	35,613	1,416,485
Hexagon AB (B Shares)	9,659	325,056
Husqvarna AB (B Shares)	15,601	115,991
Industrivarden AB (C Shares)	5,647	98,729
Investment AB Kinnevik (B Shares)	9,066	287,174
Investor AB (B Shares)	17,098	611,755
Lundin Petroleum AB (a)	7,886	111,816
Common Stocks - continued
	Shares	Value
Sweden - continued
Nordea Bank AB	113,938	$ 1,461,228
Sandvik AB	40,506	443,780
Securitas AB (B Shares)	11,450	126,375
Skandinaviska Enskilda Banken AB (A Shares)	56,690	726,268
Skanska AB (B Shares)	14,684	298,685
SKF AB (B Shares)	15,193	304,101
Svenska Cellulosa AB (SCA) (B Shares)	22,056	493,144
Svenska Handelsbanken AB (A Shares)	18,694	891,390
Swedbank AB (A Shares)	33,902	896,658
Swedish Match Co. AB	7,873	255,462
Tele2 AB (B Shares) (d)	12,141	154,061
Telefonaktiebolaget LM Ericsson (B Shares)	114,314	1,350,780
TeliaSonera AB	89,293	617,323
Volvo AB (B Shares)	57,814	665,114
TOTAL SWEDEN		14,394,257
Switzerland - 6.1%
ABB Ltd. (Reg.)	82,639	1,812,990
Actelion Ltd.	3,901	463,830
Adecco SA (Reg.)	6,434	434,996
Aryzta AG	3,260	277,328
Baloise Holdings AG	1,813	227,814
Barry Callebaut AG	78	81,636
Coca-Cola HBC AG	7,720	167,832
Compagnie Financiere Richemont SA Series A	19,588	1,648,026
Credit Suisse Group AG	57,061	1,520,322
Ems-Chemie Holding AG	314	112,836
Geberit AG (Reg.)	1,416	482,425
Givaudan SA	348	579,789
Holcim Ltd. (Reg.)	8,639	611,909
Julius Baer Group Ltd.	8,549	373,894
Kuehne & Nagel International AG	1,967	255,956
Lindt & Spruengli AG	4	239,568
Lindt & Spruengli AG (participation certificate)	33	165,523
Lonza Group AG	1,956	215,289
Nestle SA	121,173	8,886,096
Novartis AG	86,386	8,016,869
Pargesa Holding SA	1,247	96,880
Partners Group Holding AG	678	180,220
Roche Holding AG (participation certificate)	26,387	7,786,847
Schindler Holding AG:
(participation certificate)	1,754	245,011
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG: - continued
(Reg.)	807	$ 109,205
SGS SA (Reg.)	210	460,968
Sika AG (Bearer)	78	278,065
Sonova Holding AG Class B	2,058	320,416
Sulzer AG (Reg.)	896	101,879
Swatch Group AG (Bearer)	1,130	535,081
Swatch Group AG (Bearer) (Reg.)	2,006	169,504
Swiss Life Holding AG	1,185	271,448
Swiss Prime Site AG	2,147	163,120
Swiss Re Ltd.	13,203	1,066,230
Swisscom AG	872	513,421
Syngenta AG (Switzerland)	3,503	1,083,329
Transocean Ltd. (Switzerland) (d)	13,791	406,069
UBS AG	137,273	2,386,923
Zurich Insurance Group AG	5,592	1,690,125
TOTAL SWITZERLAND		44,439,669
Taiwan - 2.5%
Acer, Inc. (a)	108,000	74,101
Advanced Semiconductor Engineering, Inc.	226,916	273,314
Advantech Co. Ltd.	10,994	76,371
Asia Cement Corp.	75,466	97,271
Asia Pacific Telecom Co. Ltd.	71,000	42,002
ASUSTeK Computer, Inc.	27,000	275,245
AU Optronics Corp.	327,000	155,596
Catcher Technology Co. Ltd.	23,000	193,857
Cathay Financial Holding Co. Ltd.	306,285	504,082
Chang Hwa Commercial Bank	162,003	101,982
Cheng Shin Rubber Industry Co. Ltd.	57,899	135,017
Chicony Electronics Co. Ltd.	21,220	61,013
China Airlines Ltd. (a)	92,490	36,153
China Development Finance Holding Corp.	510,800	163,935
China Life Insurance Co. Ltd.	96,471	84,009
China Motor Co. Ltd.	11,000	10,010
China Steel Corp.	436,426	375,927
Chinatrust Financial Holding Co. Ltd.	507,724	355,502
Chunghwa Telecom Co. Ltd.	142,000	432,571
Clevo Co. Ltd.	13,161	23,333
Compal Electronics, Inc.	162,000	119,550
CTCI Corp.	17,000	27,749
Delta Electronics, Inc.	69,000	413,299
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.SUN Financial Holdings Co. Ltd.	222,351	$ 140,614
ECLAT Textile Co. Ltd.	6,240	59,432
EPISTAR Corp.	30,000	54,165
EVA Airways Corp. (a)	76,400	44,693
Evergreen Marine Corp. (Taiwan) (a)	72,000	42,491
Far Eastern Department Stores Co. Ltd.	37,468	33,826
Far Eastern Textile Ltd.	108,691	114,115
Far EasTone Telecommunications Co. Ltd.	65,000	143,626
Farglory Land Development Co. Ltd.	21,398	21,131
First Financial Holding Co. Ltd.	296,178	182,065
Formosa Chemicals & Fibre Corp.	121,590	282,671
Formosa International Hotel Corp.	1,210	12,511
Formosa Petrochemical Corp.	39,000	91,403
Formosa Plastics Corp.	157,480	363,112
Formosa Taffeta Co. Ltd.	34,000	34,324
Foxconn Technology Co. Ltd.	36,413	97,005
Fubon Financial Holding Co. Ltd.	244,398	413,102
Giant Manufacturing Co. Ltd.	10,000	80,844
Hermes Microvision, Inc.	1,000	46,951
Highwealth Construction Corp.	24,600	42,510
HIWIN Technologies Corp.	7,324	57,854
Hon Hai Precision Industry Co. Ltd. (Foxconn)	468,696	1,481,110
Hotai Motor Co. Ltd.	10,000	146,103
HTC Corp. (a)	25,000	110,524
Hua Nan Financial Holdings Co. Ltd.	234,883	138,959
Innolux Corp.	299,427	136,624
Inotera Memories, Inc. (a)	79,000	121,902
Inventec Corp.	91,280	63,415
Kinsus Interconnect Technology Corp.	8,000	30,060
Largan Precision Co. Ltd.	4,000	280,559
Lite-On Technology Corp.	82,570	115,700
MediaTek, Inc.	52,970	755,389
Mega Financial Holding Co. Ltd.	372,632	308,578
Merida Industry Co. Ltd.	6,300	43,450
Nan Ya Plastics Corp.	180,780	373,554
Novatek Microelectronics Corp.	23,000	118,864
Pegatron Corp.	65,000	118,277
Phison Electronics Corp.	4,000	26,975
Pou Chen Corp.	86,000	94,683
Powertech Technology, Inc.	27,000	45,323
President Chain Store Corp.	22,000	164,550
Quanta Computer, Inc.	105,000	263,927
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	16,241	$ 56,663
Realtek Semiconductor Corp.	14,090	46,631
Ruentex Development Co. Ltd.	29,703	44,270
Ruentex Industries Ltd.	23,015	49,124
ScinoPharm Taiwan Ltd.	7,363	14,891
Shin Kong Financial Holding Co. Ltd.	272,412	82,612
Siliconware Precision Industries Co. Ltd.	110,000	156,672
Simplo Technology Co. Ltd.	10,200	49,546
Sinopac Holdings Co.	288,916	125,245
Standard Foods Corp.	12,944	29,818
Synnex Technology International Corp.	44,000	61,761
Taishin Financial Holdings Co. Ltd.	310,541	147,907
Taiwan Business Bank	168,473	50,603
Taiwan Cement Corp.	126,000	192,447
Taiwan Cooperative Financial Holding Co. Ltd.	224,739	120,016
Taiwan Fertilizer Co. Ltd.	28,000	49,598
Taiwan Glass Industry Corp.	44,225	34,256
Taiwan Mobile Co. Ltd.	65,600	212,535
Taiwan Semiconductor Manufacturing Co. Ltd.	926,000	4,007,833
TECO Electric & Machinery Co. Ltd.	74,000	82,210
Transcend Information, Inc.	10,000	33,735
TSRC Corp.	17,010	19,109
U-Ming Marine Transport Corp.	13,000	20,353
Unified-President Enterprises Corp.	169,231	290,537
Unimicron Technology Corp.	50,000	38,428
United Microelectronics Corp.	477,000	211,457
Vanguard International Semiconductor Corp.	36,000	54,001
Walsin Lihwa Corp. (a)	114,000	37,788
Wistron Corp.	90,047	94,457
WPG Holding Co. Ltd.	58,000	70,541
Yang Ming Marine Transport Corp. (a)	61,000	27,881
Yuanta Financial Holding Co. Ltd.	325,194	163,553
Yulon Motor Co. Ltd.	33,000	48,610
TOTAL TAIWAN		18,053,948
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	37,800	277,466
Airports of Thailand PCL (For. Reg.)	16,500	122,567
Bangkok Bank PCL	18,400	114,099
Bangkok Bank PCL (For. Reg.)	21,000	130,222
Bangkok Dusit Medical Services PCL (For. Reg.)	109,000	61,879
Banpu PCL (For. Reg.)	46,300	40,158
Common Stocks - continued
	Shares	Value
Thailand - continued
BEC World PCL (For. Reg.)	34,100	$ 50,515
BTS Group Holdings PCL	168,800	53,408
Bumrungrad Hospital PCL (For. Reg.)	15,100	61,650
C.P. ALL PCL (For. Reg.)	161,600	225,679
Central Pattana PCL (For. Reg.)	48,500	71,884
Charoen Pokphand Foods PCL (For. Reg.)	105,500	101,233
Glow Energy PCL (For. Reg.)	21,000	64,539
Home Product Center PCL (For. Reg.)	104,850	29,923
Indorama Ventures PCL:
warrants 8/24/17 (a)	4,070	448
warrants 8/24/18 (a)	3,131	283
(For. Reg.)	40,700	29,857
IRPC PCL (For. Reg.)	378,700	39,744
Kasikornbank PCL	24,900	180,345
Kasikornbank PCL (For. Reg.)	43,200	312,887
Krung Thai Bank PCL (For. Reg.)	137,855	98,602
Minor International PCL:
warrants 10/16/17 (a)	3,135	598
(For. Reg.)	62,700	66,868
PTT Exploration and Production PCL (For. Reg.)	52,044	233,913
PTT Global Chemical PCL (For. Reg.)	64,439	122,274
PTT PCL (For. Reg.)	32,300	365,434
Siam Cement PCL	3,800	52,743
Siam Cement PCL (For. Reg.)	13,100	181,824
Siam Commercial Bank PCL (For. Reg.)	57,100	311,273
Thai Oil PCL (For. Reg.)	26,500	36,348
TMB PCL (For. Reg.)	367,100	34,692
True Corp. PCL (For. Reg.) (a)	377,932	136,964
TOTAL THAILAND		3,610,319
Turkey - 0.4%
Akbank T.A.S.	69,901	252,539
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	8,245	96,448
Arcelik A/S	8,967	55,069
Bim Birlesik Magazalar A/S JSC	7,486	171,097
Coca-Cola Icecek Sanayi A/S	3,209	73,199
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	69,285	77,931
Enka Insaat ve Sanayi A/S	21,313	51,589
Eregli Demir ve Celik Fabrikalari T.A.S.	47,337	98,608
Ford Otomotiv Sanayi A/S	3,001	38,345
Haci Omer Sabanci Holding A/S	34,746	158,672
Koc Holding A/S	25,001	127,668
Common Stocks - continued
	Shares	Value
Turkey - continued
Koza Altin Isletmeleri A/S	1,096	$ 7,076
TAV Havalimanlari Holding A/S	6,922	58,082
Tofas Turk Otomobil Fabrikasi A/S	3,937	24,710
Tupras Turkiye Petrol Rafinelleri A/S	4,323	93,845
Turk Hava Yollari AO (a)	21,476	70,438
Turk Sise ve Cam Fabrikalari A/S	14,301	21,748
Turk Telekomunikasyon A/S	18,793	54,029
Turkcell Iletisim Hizmet A/S (a)	34,068	198,047
Turkiye Garanti Bankasi A/S	88,294	344,602
Turkiye Halk Bankasi A/S	24,600	164,358
Turkiye Is Bankasi A/S Series C	60,812	152,122
Turkiye Vakiflar Bankasi TAO	26,198	56,341
Ulker Biskuvi Sanayi A/S	5,847	43,143
Yapi ve Kredi Bankasi A/S	28,498	62,441
TOTAL TURKEY		2,552,147
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	40,500	87,109
Aldar Properties PJSC (a)	115,000	100,191
Arabtec Holding Co. (a)	36,000	41,459
DP World Ltd.	5,953	114,059
Dubai Financial Market PJSC (a)	66,000	49,415
Dubai Islamic Bank Pakistan Ltd. (a)	25,269	52,010
Emaar Properties PJSC (a)	68,500	186,496
First Gulf Bank PJSC	16,000	79,063
National Bank of Abu Dhabi PJSC (a)	22,000	80,860
TOTAL UNITED ARAB EMIRATES		790,662
United Kingdom - 12.9%
3i Group PLC	35,492	225,346
Aberdeen Asset Management PLC	34,020	236,191
Admiral Group PLC	6,988	149,236
Aggreko PLC	9,359	227,868
AMEC PLC	11,207	186,450
Anglo American PLC (United Kingdom)	52,563	1,109,791
Antofagasta PLC	14,253	160,174
ARM Holdings PLC	53,009	750,468
ASOS PLC (a)	2,199	93,431
Associated British Foods PLC	13,418	591,140
AstraZeneca PLC (United Kingdom)	47,428	3,464,539
Aviva PLC	110,589	924,994
Babcock International Group PLC	18,981	332,485
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	118,831	$ 871,961
Barclays PLC	618,816	2,379,916
BG Group PLC	128,092	2,134,785
BHP Billiton PLC	79,441	2,052,486
BP PLC	669,718	4,818,557
BP PLC sponsored ADR	5,120	222,515
British American Tobacco PLC (United Kingdom)	70,357	3,987,665
British Land Co. PLC	36,389	424,071
British Sky Broadcasting Group PLC	38,967	552,293
BT Group PLC	297,105	1,751,532
Bunzl PLC	12,765	346,122
Burberry Group PLC	16,311	399,479
Capita Group PLC	25,032	439,279
Carnival PLC	6,668	265,893
Carphone Warehouse Group PLC	37,351	236,134
Centrica PLC	189,209	915,600
Cobham PLC	41,299	192,186
Compass Group PLC	63,206	1,017,173
Croda International PLC	5,212	191,349
Diageo PLC	94,252	2,779,717
Direct Line Insurance Group PLC	57,086	252,045
easyJet PLC	6,097	146,301
Fresnillo PLC	8,346	93,124
G4S PLC (United Kingdom)	56,081	229,216
GKN PLC	62,499	317,935
GlaxoSmithKline PLC	182,475	4,126,483
Hammerson PLC	26,100	255,941
Hargreaves Lansdown PLC	8,689	138,094
HSBC Holdings PLC (United Kingdom)	722,438	7,365,518
ICAP PLC	22,290	149,262
IMI PLC	9,835	192,258
Imperial Tobacco Group PLC	35,935	1,558,424
Inmarsat PLC	15,327	167,952
InterContinental Hotel Group PLC	8,674	329,483
Intertek Group PLC	6,150	267,795
Intu Properties PLC	32,144	175,036
Investec PLC	20,090	183,829
ITV PLC	144,245	468,420
J Sainsbury PLC (d)	47,037	184,727
Johnson Matthey PLC	7,757	369,040
Kingfisher PLC	87,496	423,871
Land Securities Group PLC	29,872	528,994
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Legal & General Group PLC	221,715	$ 819,305
Lloyds Banking Group PLC (a)	2,144,452	2,648,162
London Stock Exchange Group PLC	8,513	274,408
Marks & Spencer Group PLC	61,659	401,152
Meggitt PLC	29,761	214,763
Melrose PLC	38,821	159,043
National Grid PLC	140,218	2,080,830
Next PLC	5,827	600,768
Old Mutual PLC	184,042	569,687
Pearson PLC	30,824	576,917
Persimmon PLC	11,795	276,046
Prudential PLC	96,222	2,228,119
Reckitt Benckiser Group PLC	24,427	2,051,483
Reed Elsevier PLC	43,186	709,499
Rexam PLC	26,834	204,329
Rio Tinto PLC	47,830	2,275,820
Rolls-Royce Group PLC	70,724	953,746
Royal & Sun Alliance Insurance Group PLC	37,943	293,351
Royal Bank of Scotland Group PLC (a)	94,363	586,707
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	616,760
Class A (United Kingdom)	125,285	4,475,400
Class A sponsored ADR	2,561	183,854
Class B (United Kingdom)	92,001	3,399,016
Royal Mail PLC	25,476	179,806
SABMiller PLC	36,203	2,041,466
Sage Group PLC	42,496	256,764
Schroders PLC	4,856	187,290
Scottish & Southern Energy PLC	37,948	970,680
Segro PLC	29,048	176,672
Severn Trent PLC	9,125	291,361
Smith & Nephew PLC	33,680	571,729
Smiths Group PLC	15,190	283,089
Sports Direct International PLC (a)	9,653	99,523
Standard Chartered PLC (United Kingdom)	92,653	1,392,647
Standard Life PLC	89,609	564,359
Tate & Lyle PLC	17,660	171,199
Tesco PLC	305,523	848,129
The Weir Group PLC	8,048	293,922
Travis Perkins PLC	9,092	240,275
TUI Travel PLC	19,553	124,678
Tullow Oil PLC	35,099	272,766
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	48,236	$ 1,940,317
United Utilities Group PLC	25,887	353,861
Vodafone Group PLC	967,652	3,217,885
Vodafone Group PLC sponsored ADR	2,563	85,143
Whitbread PLC	6,853	478,414
William Hill PLC	31,632	182,419
WM Morrison Supermarkets PLC	82,165	203,468
TOTAL UNITED KINGDOM		94,381,601
United States of America - 0.0%
Southern Copper Corp. (d)	6,532	187,991
TOTAL COMMON STOCKS (Cost $649,532,439)		669,505,559
Nonconvertible Preferred Stocks - 1.5%

Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	3,600	27,183
Banco Bradesco SA (PN)	80,190	1,207,753
Banco do Estado Rio Grande do Sul SA	8,100	48,380
Bradespar SA (PN)	9,600	64,855
Braskem SA (PN-A)	6,900	50,485
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	37,476
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	5,100	213,846
Companhia Energetica de Minas Gerais (CEMIG) (PN)	27,187	156,129
Companhia Energetica de Sao Paulo Series B	6,900	68,028
Companhia Paranaense de Energia-Copel (PN-B)	3,900	54,473
Gerdau SA (PN)	33,000	147,694
Itau Unibanco Holding SA	103,653	1,537,289
Itausa-Investimentos Itau SA (PN)	119,348	476,352
Lojas Americanas SA (PN)	17,797	105,005
Metalurgica Gerdau SA (PN)	11,700	63,271
Oi SA (PN)	91,548	48,030
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	157,900	973,692
Suzano Papel e Celulose SA	13,200	55,721
Telefonica Brasil SA	11,000	224,670
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	15,100	34,735
Vale SA (PN-A)	71,300	620,088
TOTAL BRAZIL		6,215,155
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	$ 31,989
Sociedad Quimica y Minera de Chile SA (PN-B)	3,214	74,873
TOTAL CHILE		106,862
Colombia - 0.1%
Banco Davivienda SA	3,654	54,521
BanColombia SA (PN)	15,924	223,826
Grupo Aval Acciones y Valores SA	67,664	45,877
Grupo de Inversiones Suramerica SA	2,568	51,772
Inversiones Argos SA	5,290	58,364
TOTAL COLOMBIA		434,360
France - 0.0%
Air Liquide SA (a)	826	99,629
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,136	170,936
FUCHS PETROLUB AG	2,588	100,343
Henkel AG & Co. KGaA	6,677	659,175
Porsche Automobil Holding SE (Germany)	5,563	455,433
Volkswagen AG	6,169	1,314,603
TOTAL GERMANY		2,700,490
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	231,134	206,517
Korea (South) - 0.1%
Hyundai Motor Co.	792	91,035
Hyundai Motor Co. Series 2	1,512	180,126
LG Chemical Ltd.	366	54,162
Samsung Electronics Co. Ltd.	795	728,818
TOTAL KOREA (SOUTH)		1,054,141
Russia - 0.0%
AK Transneft OAO (a)	55	120,191
Sberbank (Savings Bank of the Russian Federation) (a)	24,295	32,141
Surgutneftegas (a)	91,433	62,702
TOTAL RUSSIA		215,034
United Kingdom - 0.0%
Rolls-Royce Group PLC	6,365,160	10,182
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,299,726)		11,042,370
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 11/28/14 to 6/25/15 (f) (Cost $2,799,423)	$ 2,800,000	$ 2,799,428
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	40,896,687	40,896,687
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,203,996	3,203,996
TOTAL MONEY MARKET FUNDS (Cost $44,100,683)		44,100,683
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $708,732,271)		727,448,040
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,100,852
NET ASSETS - 100%		$ 729,548,892
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
366 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 33,598,800	$ (58,067)
228 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	11,555,040	(156,547)
24 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2014	3,610,700	(62,680)
TOTAL EQUITY INDEX CONTRACTS		$ 48,764,540	$ (277,294)

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $22,293,601.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,490 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,202,447.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,119
Fidelity Securities Lending Cash Central Fund	148,594
Total	$ 171,713
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,111,877	$ 40,893,633	$ 32,178,799	$ 39,445
Consumer Staples	67,188,964	25,675,943	41,513,021	-
Energy	57,691,222	23,686,067	34,005,155	-
Financials	187,408,732	75,886,244	111,396,902	125,586
Health Care	58,184,443	12,989,374	45,195,069	-
Industrials	73,829,666	37,205,905	36,460,548	163,213
Information Technology	48,465,116	11,998,473	36,466,643	-
Materials	52,954,851	27,624,323	25,330,528	-
Telecommunication Services	37,021,688	11,132,514	25,889,174	-
Utilities	24,691,370	14,273,196	10,418,174	-
Government Obligations	2,799,428	-	2,799,428	-
Money Market Funds	44,100,683	44,100,683	-	-
Total Investments in Securities:	$ 727,448,040	$ 325,466,355	$ 401,653,441	$ 328,244
Derivative Instruments:
Liabilities
Futures Contracts	$ (277,294)	$ (277,294)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 78,735,275
Level 2 to Level 1	$ 911,220
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ -	$ (277,294)
Total Value of Derivatives	$ -	$ (277,294)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $3,057,154) - See accompanying schedule: Unaffiliated issuers (cost $664,631,588)	$ 683,347,357
Fidelity Central Funds (cost $44,100,683)	44,100,683
Total Investments (cost $708,732,271)		$ 727,448,040
Foreign currency held at value (cost $2,243,802)		2,229,451
Receivable for fund shares sold		2,352,550
Dividends receivable		1,339,701
Distributions receivable from Fidelity Central Funds		7,463
Receivable for daily variation margin for derivative instruments		704,866
Receivable from investment adviser for expense reductions		56,825
Other receivables		457
Total assets		734,139,353

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	336,758
Payable for fund shares redeemed	801,222
Accrued management fee	116,636
Other affiliated payables	36,329
Other payables and accrued expenses	95,516
Collateral on securities loaned, at value	3,203,996
Total liabilities		4,590,461

Net Assets		$ 729,548,892
Net Assets consist of:
Paid in capital		$ 697,273,407
Undistributed net investment income		15,287,239
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,294,605)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,282,851
Net Assets		$ 729,548,892

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($15,308,698 ÷ 1,246,256 shares)	$ 12.28

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($485,997,920 ÷ 39,548,140 shares)	$ 12.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,982,849 ÷ 12,524,549 shares)	$ 12.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($74,259,425 ÷ 6,037,176 shares)	$ 12.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 17,789,065
Special dividends		2,164,711
Interest		1,463
Income from Fidelity Central Funds		171,713
Income before foreign taxes withheld		20,126,952
Less foreign taxes withheld		(1,471,191)
Total income		18,655,761

Expenses
Management fee	$ 1,153,657
Transfer agent fees	358,575
Independent trustees' compensation	2,320
Miscellaneous	869
Total expenses before reductions	1,515,421
Expense reductions	(578,941)	936,480
Net investment income (loss)		17,719,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(306,427)
Foreign currency transactions	(5,731)
Futures contracts	456,387
Total net realized gain (loss)		144,229
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $54,497)	(21,889,744)
Assets and liabilities in foreign currencies	(60,508)
Futures contracts	(604,769)
Total change in net unrealized appreciation (depreciation)		(22,555,021)
Net gain (loss)		(22,410,792)
Net increase (decrease) in net assets resulting from operations		$ (4,691,511)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,719,281	$ 6,329,998
Net realized gain (loss)	144,229	(243,438)
Change in net unrealized appreciation (depreciation)	(22,555,021)	36,830,381
Net increase (decrease) in net assets resulting from operations	(4,691,511)	42,916,941
Distributions to shareholders from net investment income	(6,862,481)	(1,883,129)
Distributions to shareholders from net realized gain	(932,749)	(93,195)
Total distributions	(7,795,230)	(1,976,324)
Share transactions - net increase (decrease)	320,876,989	265,547,082
Redemption fees	94,494	169,944
Total increase (decrease) in net assets	308,484,742	306,657,643

Net Assets
Beginning of period	421,064,150	114,406,507
End of period (including undistributed net investment income of $15,287,239 and undistributed net investment income of $5,651,192, respectively)	$ 729,548,892	$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.37 G	.29	.29	.03
Net realized and unrealized gain (loss)	(.32)	1.76	.18	.06
Total from investment operations	.05	2.05	.47	.09
Distributions from net investment income	(.18)	(.15)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.28	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	.46%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.34%	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.22%	.23%	.24%	.24% A
Expenses net of all reductions	.22%	.23%	.24%	.24% A
Net investment income (loss)	3.00% G	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,309	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.38 G	.30	.30	.03
Net realized and unrealized gain (loss)	(.31)	1.76	.17	.06
Total from investment operations	.07	2.06	.47	.09
Distributions from net investment income	(.19)	(.16)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.29	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	.59%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18% A
Expenses net of all reductions	.18%	.18%	.18%	.18% A
Net investment income (loss)	3.04% G	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,998	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.31	.30	.03
Net realized and unrealized gain (loss)	(.33)	1.76	.18	.06
Total from investment operations	.06	2.07	.48	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22) K	(.18)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.29	$ 12.45	$ 10.55	$ 10.09
Total ReturnB, C	.56%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.23%	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13% A
Expenses net of all reductions	.13%	.13%	.13%	.13% A
Net investment income (loss)	3.09% G	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,983	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rateF	1%	6%	7%	1% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.32	.30	.03
Net realized and unrealized gain (loss)	(.31)	1.74	.19	.06
Total from investment operations	.08	2.06	.49	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 12.30	$ 12.45	$ 10.56	$ 10.09
Total ReturnB, C	.67%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20%	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.12% G	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,259	$ 62,884	$ 117	$ 7,568
Portfolio turnover rateF	1%	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Shareholders

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Shareholders - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities

Spartan Emerging Markets Index Fund	$ 344,308,101	$ 43,397,313	$ (28,336,097)	$ 15,061,216
Spartan Global ex U.S. Index Fund	710,173,949	67,627,588	(50,353,497)	17,274,091

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 6,018,159	$ (10,127,827)	$ 15,053,903
Spartan Global ex U.S. Index Fund	15,619,816	(462,798)	17,213,972

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (8,392,183)	$ (1,735,644)	$ (10,127,827)
Spartan Global ex U.S. Index Fund	(204,365)	(258,433)	(462,798)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

October 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 4,624,751	$ -	$ 4,624,751
Spartan Global ex U.S. Index Fund	7,436,480	358,750	7,795,230
October 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 2,105,350	$ -	$ 2,105,350
Spartan Global ex U.S. Index Fund	1,953,025	23,299	1,976,324

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Annual Report

Notes to Shareholders - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (428,790)	$ 176,040
Totals (a)	$ (428,790)	$ 176,040
Spartan Global ex U.S. Index Fund
Futures Contracts	$ 456,387	$ (604,769)
Totals (a)	$ 456,387	$ (604,769)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

Notes to Shareholders - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	149,160,924	20,626,754
Spartan Global ex U.S. Index Fund	299,799,054	6,985,295

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 26,351
Fidelity Advantage Class	245,174
Institutional Class	2,745
$ 274,270
Spartan Global ex U.S. Index Fund
Investor Class	$ 19,300
Fidelity Advantage Class	306,793
Institutional Class	32,482
$ 358,575

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 12,544,000.31%		$ 755

Other. During the period, the investment adviser reimbursed Spartan Global ex U.S. Index Fund for certain losses in the amount of $2,291.

Annual Report

Notes to Shareholders - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 409
Spartan Global ex U.S. Index Fund	869

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 27,962
Spartan Global ex U.S. Index Fund	$ 148,594

Annual Report

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 2,166,000.58%		$ 105

10. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 18,735
Fidelity Advantage Class	.20%	366,930
Institutional Class	.13%	13,627
Fidelity Advantage Institutional Class	.10%	2,162
Spartan Global ex U.S. Index Fund
Investor Class	.22%	16,545
Fidelity Advantage Class	.18%	382,625
Institutional Class	.13%	107,880
Fidelity Advantage Institutional Class	.10%	71,448

In addition, the investment advisor reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 613
Spartan Global ex U.S. Index Fund	422

Annual Report

Notes to Shareholders - continued

10. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 9
Spartan Global ex U.S. Index Fund	21

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 196,321	$ 596,789
Fidelity Advantage Class	4,268,410	803,258
Institutional Class	5,565	9,000
Fidelity Advantage Institutional Class	154,455	1,234
Total	$ 4,624,751	$ 1,410,281
From net realized gain
Investor Class	$ -	$ 313,070
Fidelity Advantage Class	-	377,504
Institutional Class	-	3,966
Fidelity Advantage Institutional Class	-	529
Total	$ -	$ 695,069
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 226,598	$ 416,574
Fidelity Advantage Class	4,521,437	1,114,795
Institutional Class	1,107,946	349,844
Fidelity Advantage Institutional Class	1,006,500	1,916
Total	$ 6,862,481	$ 1,883,129
From net realized gain
Investor Class	$ 32,059	$ 21,640
Fidelity Advantage Class	621,801	54,936
Institutional Class	147,471	16,531
Fidelity Advantage Institutional Class	131,418	88
Total	$ 932,749	$ 93,195

Annual Report

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	2,118,414	5,062,409	$ 20,793,163	$ 51,516,941
Reinvestment of distributions	18,567	82,497	174,910	824,144
Shares redeemed	(1,506,553)	(8,686,974)	(14,651,496)	(87,732,120)
Net increase (decrease)	630,428	(3,542,068)	$ 6,316,577	$ (35,391,035)
Fidelity Advantage Class
Shares sold	19,048,224	24,217,181	$ 188,162,218	$ 238,491,795
Reinvestment of distributions	429,331	111,290	4,044,463	1,111,792
Shares redeemed	(8,594,278)	(8,707,952)	(83,053,370)	(84,458,854)
Net increase (decrease)	10,883,277	15,620,519	$ 109,153,311	$ 155,144,733
Institutional Class
Shares sold	2,439,446	53,539	$ 23,794,505	$ 528,823
Reinvestment of distributions	590	1,297	5,565	12,966
Shares redeemed	(366,209)	(60,597)	(3,651,261)	(586,567)
Net increase (decrease)	2,073,827	(5,761)	$ 20,148,809	$ (44,778)
Fidelity Advantage Institutional Class
Shares sold	111,992	815,606	$ 1,072,931	$ 7,380,534
Reinvestment of distributions	16,379	176	154,455	1,763
Shares redeemed	(850,397)	(90,970)	(7,894,709)	(868,609)
Net increase (decrease)	(722,026)	724,812	$ (6,667,323)	$ 6,513,688

Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,766,047	1,801,296	$ 21,906,686	$ 20,127,243
Reinvestment of distributions	16,896	37,086	200,243	401,269
Shares redeemed	(1,343,717)	(3,456,497)	(16,581,244)	(38,972,386)
Net increase (decrease)	439,226	(1,618,115)	$ 5,525,685	$ (18,443,874)
Fidelity Advantage Class
Shares sold	22,421,200	18,744,389	$ 280,562,019	$ 214,525,504
Reinvestment of distributions	409,534	104,604	4,853,705	1,131,814
Shares redeemed	(5,939,074)	(2,597,969)	(73,832,191)	(29,841,950)
Net increase (decrease)	16,891,660	16,251,024	$ 211,583,533	$ 185,815,368

Annual Report

Notes to Shareholders - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Spartan Global ex U.S. Index Fund
Institutional Class
Shares sold	9,020,573	6,166,157	$ 114,310,631	$ 69,861,478
Reinvestment of distributions	105,927	33,861	1,255,417	366,375
Shares redeemed	(1,923,850)	(2,887,399)	(23,985,703)	(32,632,011)
Net increase (decrease)	7,202,650	3,312,619	$ 91,580,345	$ 37,595,842
Fidelity Advantage Institutional Class
Shares sold	1,955,903	5,098,656	$ 24,287,152	$ 61,312,872
Reinvestment of distributions	96,013	185	1,137,918	2,004
Shares redeemed	(1,063,984)	(60,641)	(13,237,644)	(735,130)
Net increase (decrease)	987,932	5,038,200	$ 12,187,426	$ 60,579,746

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of, including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, James Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Institutional Class	12/15/14	12/12/14	$0.18807	$0.000
Fidelity Advantage Institutional Class	12/15/14	12/12/14	$0.19091	$0.000
Spartan Global ex U.S. Index Fund
Institutional Class	12/15/14	12/12/14	$0.28768	$0.0060
Fidelity Advantage Institutional Class	12/15/14	12/12/14	$0.29125	$0.0060

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Market Index Fund	December 13, 2013	December 26, 2013
Institutional Class	63%	49%
Fidelity Advantage Institutional Class	62%	49%
Spartan Global ex U.S. Index Fund
Institutional Class	86%	85%
Fidelity Advantage Institutional Class	84%	85%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Market Index Fund
Institutional Class	12/16/13	0.1687	0.0262
	12/27/13	0.0015	0.0000
Fidelity Advantage Institutional Class	12/16/13	0.1709	0.0262
	12/27/13	0.0015	0.0000
Spartan Global ex U.S. Index Fund
Institutional Class	12/16/13	0.0988	0.0162
	12/27/13	0.0004	0.0000
Fidelity Advantage Institutional Class	12/16/13	0.1004	0.0162
	12/27/13	0.0004	0.0000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Emerging Markets Index Fund

Annual Report

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although each fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2013 and the total expense ratio of Investor Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2014.

The Board noted that the total expense ratio of Investor Class of Spartan Emerging Markets Index Fund ranked above its competitive median for 2013. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

Annual Report

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.22% through December 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-I-GUX-I-UANN-1214
1.929367.103

Fidelity®

Series Global ex U.S. Index

Fund

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® Series Global ex U.S. Index Fund	0.52%	6.23%	5.61%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. Among sectors, health care (+24%) led the index, with a strong contribution from the pharmaceuticals, biotechnology & life sciences industry. Information technology (+21%) also outperformed. Conversely, materials (-4%) and energy (-1%) lagged the index due to a higher supply of and lower demand for commodities.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Series Global ex U.S. Index Fund: For the 12-month period ending October 31, 2014, the fund gained 0.52%, compared with 0.18% for the MSCI ACWI (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Health care was the strongest-performing sector in the benchmark. Within that group, various large European drug makers made meaningful contributions, most notably Novartis and Roche Holdings (based in Switzerland), AstraZeneca (U.K.) and Novo-Nordisk (Denmark). Information technology stocks were another source of strength, led by Chinese social-media company Tencent Holdings. In contrast, materials and energy stocks lagged. Australian mining company BHP Billiton was a standout detractor in the materials sector, while Russian energy giant Gazprom struggled to a roughly -27% return. The biggest individual detractor of the period was Tesco, a U.K. retailer whose shares hit their lowest point in more than a decade.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.20%	$ 1,000.00	$ 975.10	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan 14.5%
United Kingdom 13.2%
Canada 7.5%
Switzerland 6.3%
France 6.2%
Germany 5.8%
Australia 5.4%
Korea (South) 3.1%
Hong Kong 2.8%
Other* 35.2%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United Kingdom 14.5%
Japan 13.5%
Canada 7.3%
France 7.1%
Germany 6.7%
Switzerland 6.6%
Australia 5.6%
Korea (South) 3.3%
Spain 2.6%
Other* 32.8%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.8
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
Commonwealth Bank of Australia (Australia, Banks)	0.6	0.6
	9.1
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	26.2
Industrials	10.4	10.9
Consumer Discretionary	10.3	10.4
Consumer Staples	9.2	9.9
Health Care	8.2	8.1
Energy	8.2	9.2
Materials	7.3	8.4
Information Technology	7.2	6.7
Telecommunication Services	5.4	5.3
Utilities	3.5	3.4

Annual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 5.4%
AGL Energy Ltd.	87,872	$ 1,053,370
ALS Ltd.	45,102	223,363
Alumina Ltd. (a)	302,818	437,661
Alumina Ltd. sponsored ADR (a)	8,422	47,921
Amcor Ltd.	157,647	1,637,455
AMP Ltd.	386,511	1,993,247
APA Group unit	105,572	733,972
Asciano Ltd.	131,251	726,010
Aurizon Holdings Ltd.	276,006	1,144,794
ASX Ltd.	26,785	849,817
Australia & New Zealand Banking Group Ltd.	359,029	10,623,876
Bank of Queensland Ltd.	47,401	526,947
Bendigo & Adelaide Bank Ltd.	57,021	626,200
BHP Billiton Ltd.	399,687	11,957,378
BHP Billiton Ltd. sponsored ADR	10,717	637,018
Boral Ltd.	100,103	439,669
Brambles Ltd.	200,599	1,687,207
Caltex Australia Ltd.	18,129	499,330
CFS Retail Property Trust unit	276,668	514,601
Coca-Cola Amatil Ltd.	75,371	608,197
Cochlear Ltd.	7,607	493,025
Commonwealth Bank of Australia	212,188	15,088,583
Computershare Ltd.	61,303	665,301
Crown Ltd.	49,445	634,213
CSL Ltd.	62,907	4,441,418
DEXUS Property Group unit	684,517	731,617
Federation Centres unit	191,918	460,871
Flight Centre Travel Group Ltd.	7,984	296,245
Fortescue Metals Group Ltd.	208,757	644,295
Goodman Group unit	223,567	1,091,499
Harvey Norman Holdings Ltd.	73,954	248,691
Iluka Resources Ltd.	53,567	343,885
Incitec Pivot Ltd.	207,440	532,311
Insurance Australia Group Ltd.	306,547	1,772,612
Leighton Holdings Ltd.	13,194	256,872
Lend Lease Group unit	70,451	982,582
Macquarie Group Ltd.	38,010	2,054,213
Metcash Ltd.	123,383	308,158
Mirvac Group unit	480,436	762,218
National Australia Bank Ltd.	308,040	9,529,457
Newcrest Mining Ltd. (a)	99,536	827,783
Orica Ltd.	48,668	888,398
Origin Energy Ltd.	145,402	1,826,646
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	155,051	$ 231,664
QBE Insurance Group Ltd.	176,037	1,788,169
Ramsay Health Care Ltd.	17,577	812,556
realestate.com.au Ltd.	6,354	254,421
Rio Tinto Ltd.	57,236	3,056,309
Santos Ltd.	129,426	1,483,126
Scentre Group unit (a)	699,820	2,232,385
SEEK Ltd.	42,878	629,230
Sonic Healthcare Ltd.	48,562	803,641
SP AusNet unit	208,385	251,917
Stockland Corp. Ltd. unit	307,049	1,147,988
Suncorp Group Ltd.	168,125	2,187,682
Sydney Airport unit	135,553	526,994
Tabcorp Holdings Ltd.	106,036	380,899
Tatts Group Ltd.	185,219	566,972
Telstra Corp. Ltd.	569,015	2,831,507
The GPT Group unit	222,928	810,316
Toll Holdings Ltd.	88,131	441,555
TPG Telecom Ltd.	37,468	242,604
Transurban Group unit	234,798	1,681,601
Treasury Wine Estates Ltd.	87,936	359,039
Wesfarmers Ltd.	149,501	5,818,235
Westfield Corp. unit	259,090	1,820,625
Westpac Banking Corp.	396,992	12,185,381
Westpac Banking Corp. sponsored ADR (d)	9,826	300,872
Woodside Petroleum Ltd.	97,551	3,465,049
Woolworths Ltd.	164,364	5,216,189
WorleyParsons Ltd.	27,990	334,082
TOTAL AUSTRALIA		133,709,934
Austria - 0.1%
Andritz AG	9,328	450,275
Erste Group Bank AG	37,433	952,725
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	130,226	393,621
OMV AG	19,808	622,670
Raiffeisen International Bank-Holding AG	16,157	344,606
Vienna Insurance Group AG	5,324	255,929
Voestalpine AG	14,551	582,686
TOTAL AUSTRIA		3,602,512
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Friends Life Group Ltd.	183,849	$ 951,130
Bailiwick of Jersey - 0.8%
Experian PLC	129,872	1,949,792
Glencore Xstrata PLC	1,391,776	7,122,331
Petrofac Ltd.	34,213	580,144
Randgold Resources Ltd.	11,682	683,728
Shire PLC	77,157	5,176,998
Wolseley PLC	34,941	1,854,041
WPP PLC	173,601	3,390,887
TOTAL BAILIWICK OF JERSEY		20,757,921
Belgium - 0.8%
Ageas	28,607	955,193
Anheuser-Busch InBev SA NV	105,224	11,668,753
Belgacom SA	19,715	743,893
Colruyt NV (d)	9,040	411,733
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	14,036	239,173
Delhaize Group SA	9,642	659,270
Groupe Bruxelles Lambert SA	10,465	934,388
KBC Groupe SA (a)	32,776	1,755,881
Solvay SA Class A	7,877	1,072,985
Telenet Group Holding NV (a)	6,879	388,996
UCB SA	16,834	1,358,341
Umicore SA	14,139	553,519
TOTAL BELGIUM		20,742,125
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	300,000	187,387
Apollo Solar Energy Technology Holdings Ltd.	1,616,000	368,708
Beijing Enterprises Water Group Ltd.	550,000	393,798
Brilliance China Automotive Holdings Ltd.	382,000	660,579
Cheung Kong Infrastructure Holdings Ltd.	81,000	591,650
China Gas Holdings Ltd.	256,000	457,697
China Resources Gas Group Ltd.	116,000	331,584
Cosco Pacific Ltd.	207,377	272,888
Credicorp Ltd. (United States)	8,736	1,406,496
First Pacific Co. Ltd.	312,078	336,797
GOME Electrical Appliances Holdings Ltd.	1,287,418	202,827
Haier Electronics Group Co. Ltd.	130,000	351,111
Kerry Properties Ltd.	88,500	303,592
Kunlun Energy Co. Ltd.	424,000	562,824
Li & Fung Ltd.	764,000	931,116
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	183,000	$ 141,841
Noble Group Ltd.	563,497	524,536
NWS Holdings Ltd.	192,225	359,337
Seadrill Ltd.	49,374	1,110,466
Shangri-La Asia Ltd.	178,000	258,457
Sihuan Pharmaceutical Holdings Group Ltd.	510,000	407,235
Yue Yuen Industrial (Holdings) Ltd.	99,000	332,342
TOTAL BERMUDA		10,493,268
Brazil - 1.2%
All America Latina Logistica SA	55,400	151,808
Ambev SA	550,130	3,641,040
B2W Companhia Global do Varejo (a)	14,500	188,894
Banco Bradesco SA	82,600	1,216,049
Banco do Brasil SA	107,200	1,199,667
Banco Santander SA (Brasil) unit	107,000	576,476
BB Seguridade Participacoes SA	89,500	1,194,104
BM&F BOVESPA SA	235,400	1,035,498
BR Malls Participacoes SA	55,800	448,129
BR Properties SA	22,700	114,696
Brasil Foods SA	76,700	1,996,200
CCR SA	117,700	876,373
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	81,832
Cetip SA - Mercados Organizado	28,260	358,111
Cielo SA	87,130	1,430,776
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	36,000	281,706
Companhia de Saneamento de Minas Gerais	5,600	63,777
Companhia Siderurgica Nacional SA (CSN)	88,800	295,654
Cosan Logistica SA (a)	17,100	28,639
Cosan SA Industria e Comercio	17,100	238,706
CPFL Energia SA	31,600	237,201
Cyrela Brazil Realty SA	34,600	172,030
Drogasil SA	29,500	267,749
Duratex SA	34,366	123,434
Ecorodovias Infraestrutura e Logistica SA	31,200	139,512
Embraer SA	70,900	686,424
Energias do Brasil SA	36,600	142,831
Estacio Participacoes SA	40,100	464,454
Fibria Celulose SA (a)	23,895	289,394
Hypermarcas SA (a)	48,800	340,905
JBS SA	101,600	453,077
Common Stocks - continued
	Shares	Value
Brazil - continued
Klabin SA unit	56,800	$ 280,802
Kroton Educacional SA	179,892	1,282,091
Localiza Rent A Car SA	19,460	280,524
Lojas Americanas SA	14,375	70,486
Lojas Renner SA	16,900	506,066
M. Dias Branco SA	4,200	163,329
Multiplan Empreendimentos Imobiliarios SA	13,600	281,287
Natura Cosmeticos SA	23,300	338,512
Odontoprev SA	34,800	125,695
Petroleo Brasileiro SA - Petrobras (ON)	319,511	1,889,034
Porto Seguro SA	13,300	159,413
Qualicorp SA (a)	26,300	267,468
Souza Cruz SA	51,600	416,898
Sul America SA unit	18,542	98,476
Terna Participacoes SA unit	12,000	89,108
TIM Participacoes SA	100,903	548,514
Totvs SA	15,300	223,026
Tractebel Energia SA	22,900	311,907
Ultrapar Participacoes SA	40,500	883,419
Vale SA	140,500	1,417,531
Vale SA sponsored ADR (d)	26,400	266,376
Via Varejo SA unit (a)	15,000	144,316
Weg SA	38,260	451,326
TOTAL BRAZIL		29,230,750
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	27,403	645,778
Agrium, Inc. (d)	18,865	1,845,742
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	54,622	1,853,770
AltaGas Ltd. (d)	16,941	698,954
ARC Resources Ltd. (d)	40,728	960,517
ATCO Ltd. Class I (non-vtg.)	10,557	429,005
Athabasca Oil Corp. (a)	46,513	150,634
Bank of Montreal (d)	84,293	6,112,654
Bank of Nova Scotia	159,267	9,753,434
Barrick Gold Corp.	153,302	1,819,955
Baytex Energy Corp. (d)	21,374	653,139
BCE, Inc. (d)	36,103	1,603,261
BlackBerry Ltd. (a)	64,754	679,917
Bombardier, Inc. Class B (sub. vtg.)	190,653	627,588
Brookfield Asset Management, Inc. Class A	72,452	3,546,583
CAE, Inc.	36,221	464,071
Common Stocks - continued
	Shares	Value
Canada - continued
Cameco Corp. (d)	51,436	$ 893,130
Canadian Imperial Bank of Commerce (d)	51,929	4,740,672
Canadian National Railway Co.	107,790	7,599,480
Canadian Natural Resources Ltd.	143,690	5,014,265
Canadian Oil Sands Ltd.	62,874	985,187
Canadian Pacific Railway Ltd.	22,931	4,769,721
Canadian Tire Ltd. Class A (non-vtg.) (d)	9,964	1,092,455
Canadian Utilities Ltd. Class A (non-vtg.)	16,041	554,507
Catamaran Corp. (a)	27,327	1,302,036
Cenovus Energy, Inc.	99,660	2,466,188
CGI Group, Inc. Class A (sub. vtg.) (a)	29,253	1,004,213
CI Financial Corp.	29,694	863,380
Crescent Point Energy Corp. (d)	54,424	1,798,761
Dollarama, Inc.	8,474	744,506
Eldorado Gold Corp.	90,802	496,287
Empire Co. Ltd. Class A (non-vtg.)	7,253	501,767
Enbridge, Inc. (d)	109,584	5,185,320
Encana Corp.	97,655	1,819,578
Enerplus Corp. (d)	25,636	367,122
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,672	1,220,791
Finning International, Inc.	22,772	587,964
First Capital Realty, Inc.	12,672	206,993
First Quantum Minerals Ltd.	76,409	1,152,525
Fortis, Inc.	28,370	924,313
Franco-Nevada Corp.	20,444	957,034
George Weston Ltd.	6,733	550,086
Gildan Activewear, Inc.	15,322	912,754
Goldcorp, Inc.	106,701	2,002,330
Great-West Lifeco, Inc. (d)	38,705	1,084,516
H&R REIT/H&R Finance Trust	17,898	356,197
Husky Energy, Inc.	45,008	1,086,613
IGM Financial, Inc. (d)	13,766	550,616
Imperial Oil Ltd.	39,233	1,887,765
Industrial Alliance Insurance and Financial Services, Inc.	13,061	526,357
Intact Financial Corp.	17,002	1,140,004
Inter Pipeline Ltd. (d)	41,636	1,311,827
Keyera Corp.	11,132	885,582
Kinross Gold Corp. (a)	152,152	325,351
Loblaw Companies Ltd.	29,941	1,559,945
Magna International, Inc. Class A (sub. vtg.)	28,509	2,813,842
Manulife Financial Corp.	243,077	4,613,298
MEG Energy Corp. (a)	19,778	477,318
Common Stocks - continued
	Shares	Value
Canada - continued
Methanex Corp.	12,241	$ 727,476
Metro, Inc. Class A (sub. vtg.)	11,531	810,306
National Bank of Canada (d)	42,885	2,004,509
New Gold, Inc. (a)	67,697	245,669
Onex Corp. (sub. vtg.)	11,300	637,564
Open Text Corp.	15,725	868,534
Pacific Rubiales Energy Corp.	42,340	638,641
Pembina Pipeline Corp. (d)	42,414	1,759,708
Pengrowth Energy Corp. (d)	70,746	285,608
Penn West Petroleum Ltd. (d)	61,744	279,397
Peyto Exploration & Development Corp. (d)	18,692	527,565
Potash Corp. of Saskatchewan, Inc.	110,909	3,785,696
Power Corp. of Canada (sub. vtg.)	48,045	1,267,786
Power Financial Corp.	32,586	954,407
RioCan (REIT)	19,466	458,562
Rogers Communications, Inc. Class B (non-vtg.) (d)	47,494	1,785,897
Royal Bank of Canada	188,626	13,390,680
Saputo, Inc.	33,728	957,031
Shaw Communications, Inc. Class B (d)	50,771	1,303,680
Silver Wheaton Corp.	46,559	809,273
SNC-Lavalin Group, Inc.	20,061	864,347
Sun Life Financial, Inc. (d)	80,085	2,848,683
Suncor Energy, Inc.	192,721	6,843,258
Talisman Energy, Inc.	132,878	847,693
Teck Resources Ltd. Class B (sub. vtg.) (d)	73,365	1,159,337
TELUS Corp.	26,599	953,226
The Toronto-Dominion Bank	241,029	11,862,720
Thomson Reuters Corp.	48,393	1,800,380
Tim Hortons, Inc.	4,141	335,504
Tim Hortons, Inc. (Canada)	13,758	1,114,751
Tourmaline Oil Corp. (a)	22,812	818,321
TransAlta Corp. (d)	35,170	342,011
TransCanada Corp.	92,935	4,580,577
Turquoise Hill Resources Ltd. (a)	106,973	358,776
Valeant Pharmaceuticals International (Canada) (a)	41,738	5,547,538
Vermilion Energy, Inc.	13,021	738,941
Yamana Gold, Inc.	117,917	469,764
TOTAL CANADA		176,161,414
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	94,000	563,886
Agile Property Holdings Ltd.	240,000	135,267
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Agile Property Holdings Ltd. rights 11/11/14 (a)	18,250	$ 1,206
Anta Sports Products Ltd.	131,000	257,125
ASM Pacific Technology Ltd.	33,000	363,017
Belle International Holdings Ltd.	602,000	766,060
Biostime International Holdings Ltd.	22,000	49,811
Chailease Holding Co. Ltd.	122,440	301,905
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	1,682
China Huishan Dairy Hld Co. Ltd.	700,000	157,036
China Mengniu Dairy Co. Ltd.	181,000	799,514
China Resources Cement Holdings Ltd.	289,035	196,544
China Resources Land Ltd.	266,000	632,687
China State Construction International Holdings Ltd.	240,000	371,017
Country Garden Holdings Co. Ltd.	725,537	285,047
ENN Energy Holdings Ltd.	102,000	661,817
Evergrande Real Estate Group Ltd.	781,000	300,121
GCL-Poly Energy Holdings Ltd. (a)	1,247,000	420,267
Geely Automobile Holdings Ltd.	730,000	326,783
Golden Eagle Retail Group Ltd. (H Shares)	62,000	76,008
Haitian International Holdings Ltd.	84,000	180,187
Hengan International Group Co. Ltd.	98,000	1,032,994
Intime Department Store Group Co. Ltd.	196,500	171,129
Kingboard Chemical Holdings Ltd.	84,600	166,675
Kingsoft Corp. Ltd.	79,000	186,529
Lee & Man Paper Manufacturing Ltd.	194,000	106,463
Longfor Properties Co. Ltd.	169,500	196,626
MGM China Holdings Ltd.	123,600	397,349
New World China Land Ltd.	338,000	205,474
Sands China Ltd.	317,200	1,978,412
Shenzhou International Group Holdings Ltd.	75,000	258,934
Shimao Property Holdings Ltd.	185,500	399,240
Shui On Land Ltd.	433,170	98,888
Sino Biopharmaceutical Ltd.	388,000	390,634
SOHO China Ltd.	328,000	240,689
Tencent Holdings Ltd.	671,800	10,797,353
Tingyi (Cayman Islands) Holding Corp.	254,000	631,887
TPK Holding Co. Ltd.	34,496	203,324
Uni-President China Holdings Ltd.	150,020	139,394
Want Want China Holdings Ltd.	781,000	1,066,510
Wynn Macau Ltd.	205,600	743,266
Yingde Gases Group Co. Ltd.	121,000	94,482
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Zhen Ding Technology Holding Ltd.	30,230	$ 82,928
Zhongsheng Group Holdings Ltd. Class H	70,000	72,094
TOTAL CAYMAN ISLANDS		26,508,261
Chile - 0.3%
AES Gener SA	290,161	160,909
Aguas Andinas SA	324,398	194,102
Banco de Chile	3,042,347	371,689
Banco de Credito e Inversiones	3,864	216,226
Banco Santander Chile	8,776,214	466,706
CAP SA	7,724	73,962
Cencosud SA	165,320	473,217
Colbun SA (a)	944,529	254,098
Compania Cervecerias Unidas SA	19,535	204,598
Compania de Petroleos de Chile SA (COPEC)	61,482	745,270
CorpBanca SA	15,574,022	208,134
Empresa Nacional de Electricidad SA	441,837	687,995
Empresa Nacional de Telecomunicaciones SA (ENTEL)	14,347	154,585
Empresas CMPC SA	169,520	413,916
Enersis SA	2,625,944	839,689
LATAM Airlines Group SA (a)	44,439	535,196
LATAM Airlines Group SA sponsored ADR (a)	341	4,160
S.A.C.I. Falabella	130,262	951,011
Vina Concha y Toro SA	59,320	113,420
TOTAL CHILE		7,068,883
China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	2,814,000	1,307,647
Air China Ltd. (H Shares)	222,000	143,767
Aluminum Corp. of China Ltd. (H Shares) (a)	544,000	242,157
Anhui Conch Cement Co. Ltd. (H Shares)	167,500	548,540
AviChina Industry & Technology Co. Ltd. (H Shares)	292,000	222,423
Bank Communications Co. Ltd. (H Shares)	1,119,200	839,186
Bank of China Ltd. (H Shares)	10,400,024	4,977,985
BBMG Corp. (H Shares)	124,500	88,035
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	228,993
BYD Co. Ltd. (H Shares)	80,500	511,394
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	149,240	71,792
China BlueChemical Ltd. (H Shares)	194,000	68,892
China Cinda Asset Mngmt Co. Ltd. (H Shares)	669,000	316,628
China CITIC Bank Corp. Ltd. (H Shares)	1,063,293	692,682
China Coal Energy Co. Ltd. (H Shares)	562,000	344,288
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	587,000	$ 450,630
China Communications Services Corp. Ltd. (H Shares)	258,000	121,145
China Construction Bank Corp. (H Shares)	9,450,649	7,051,123
China Cosco Holdings Co. Ltd. (H Shares) (a)	282,000	126,633
China Everbright Bank Co. Ltd. (H Shares)	300,000	147,092
China International Marine Containers (Group) Ltd. (H Shares)	75,200	175,639
China Life Insurance Co. Ltd. (H Shares)	975,000	2,909,372
China Longyuan Power Grid Corp. Ltd. (H Shares)	389,000	414,825
China Merchants Bank Co. Ltd. (H Shares)	601,191	1,114,142
China Minsheng Banking Corp. Ltd. (H Shares)	806,360	809,022
China National Building Materials Co. Ltd. (H Shares)	386,000	357,886
China Oilfield Services Ltd. (H Shares)	228,000	476,530
China Pacific Insurance Group Co. Ltd. (H Shares)	345,600	1,293,290
China Petroleum & Chemical Corp. (H Shares)	3,353,800	2,908,456
China Railway Construction Corp. Ltd. (H Shares)	236,000	247,941
China Railway Group Ltd. (H Shares)	490,000	302,282
China Shenhua Energy Co. Ltd. (H Shares)	437,500	1,233,110
China Shipping Container Lines Co. Ltd. (H Shares) (a)	501,000	142,883
China Telecom Corp. Ltd. (H Shares)	1,920,000	1,223,914
China Vanke Co. Ltd. (H Shares) (a)	173,400	323,042
Chongqing Changan Automobile Co. Ltd. (B Shares)	108,000	238,679
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	275,000	132,347
CITIC Securities Co. Ltd. (H Shares)	140,500	350,570
CSR Corp. Ltd. (H Shares)	278,000	282,834
Datang International Power Generation Co. Ltd. (H Shares)	360,000	188,530
Dongfeng Motor Group Co. Ltd. (H Shares)	356,000	550,539
Great Wall Motor Co. Ltd. (H Shares)	131,500	577,898
Guangzhou Automobile Group Co. Ltd. (H Shares)	271,376	241,451
Guangzhou R&F Properties Co. Ltd. (H Shares)	111,600	121,722
Haitong Securities Co. Ltd. (H Shares)	166,000	285,009
Huaneng Power International, Inc. (H Shares)	422,000	518,824
Industrial & Commercial Bank of China Ltd. (H Shares)	9,667,008	6,418,506
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	150,200	245,055
Jiangsu Expressway Co. Ltd. (H Shares)	146,000	163,087
Jiangxi Copper Co. Ltd. (H Shares)	163,000	289,533
New China Life Insurance Co. Ltd. (H Shares)	116,500	435,964
People's Insurance Co. of China Group (H Shares)	883,000	381,671
PetroChina Co. Ltd. (H Shares)	2,772,000	3,470,390
PICC Property & Casualty Co. Ltd. (H Shares)	414,020	759,494
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	266,500	2,178,567
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	264,000	266,966
Shanghai Electric Group Co. Ltd. (H Shares)	412,000	206,420
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	58,000	$ 208,817
Shanghai Pharma Holding Co. Ltd. (H Shares)	87,600	219,223
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	169,000	163,452
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	410,000	127,120
Sinopharm Group Co. Ltd. (H Shares)	132,400	517,233
Tsingtao Brewery Co. Ltd. (H Shares)	48,000	354,825
Weichai Power Co. Ltd. (H Shares)	65,200	250,282
Yanzhou Coal Mining Co. Ltd. (H Shares)	216,000	182,648
Zhejiang Expressway Co. Ltd. (H Shares)	180,000	181,505
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	58,000	249,421
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	261,951
ZTE Corp. (H Shares)	70,680	171,402
TOTAL CHINA		53,625,301
Colombia - 0.1%
Almacenes Exito SA	25,017	352,852
BanColombia SA sponsored ADR	500	28,285
Cementos Argos SA	49,542	252,827
Cemex Latam Holdings SA (a)	23,421	208,996
Corporacion Financiera Colombiana SA	9,665	190,247
Ecopetrol SA	650,369	869,266
Grupo de Inversiones Suramerica SA	29,663	616,760
Interconexion Electrica SA ESP	47,592	203,553
Inversiones Argos SA	37,364	406,419
Isagen SA	105,787	139,335
TOTAL COLOMBIA		3,268,540
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	20,681	572,018
Komercni Banka A/S	2,035	435,898
Telefonica Czech Rep A/S	12,712	142,015
TOTAL CZECH REPUBLIC		1,149,931
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	500	1,135,617
Series B	941	2,192,683
Carlsberg A/S Series B	13,691	1,205,555
Coloplast A/S Series B	14,781	1,286,603
Danske Bank A/S	85,963	2,357,669
DSV de Sammensluttede Vognmaend A/S	23,674	707,888
Novo Nordisk A/S:
Series B	243,150	10,991,042
Common Stocks - continued
	Shares	Value
Denmark - continued
Novo Nordisk A/S: - continued
Series B sponsored ADR	19,990	$ 903,148
Novozymes A/S Series B	31,397	1,456,330
Pandora A/S	14,769	1,243,286
TDC A/S	103,126	786,706
Tryg A/S	3,255	351,833
Vestas Wind Systems A/S (a)	30,038	1,005,397
William Demant Holding A/S (a)	2,773	210,140
TOTAL DENMARK		25,833,897
Egypt - 0.1%
Commercial International Bank SAE	82,330	563,064
Commercial International Bank SAE sponsored GDR	32,139	218,545
Global Telecom Holding (a)	312,279	188,676
Global Telecom Holding GDR (a)	10,000	30,030
Talaat Moustafa Group Holding	144,904	212,997
Telecom Egypt SAE	31,730	60,353
TOTAL EGYPT		1,273,665
Finland - 0.6%
Elisa Corp. (A Shares)	18,298	502,170
Fortum Corp.	57,701	1,336,975
Kone Oyj (B Shares) (d)	40,887	1,757,448
Metso Corp.	15,273	498,198
Neste Oil Oyj	16,610	359,056
Nokia Corp.	465,770	3,891,926
Nokia Corp. sponsored ADR	24,591	203,368
Nokian Tyres PLC	15,029	423,567
Orion Oyj (B Shares) (d)	12,518	424,959
Sampo Oyj (A Shares)	58,182	2,783,004
Stora Enso Oyj (R Shares)	73,116	602,436
UPM-Kymmene Corp.	69,168	1,093,875
Wartsila Corp. (d)	21,792	1,009,328
TOTAL FINLAND		14,886,310
France - 6.1%
Accor SA	22,670	951,983
Aeroports de Paris	3,908	462,110
Air Liquide SA	12,167	1,467,531
Air Liquide SA	20,240	2,441,262
Alcatel-Lucent SA (a)	345,326	1,055,068
Alcatel-Lucent SA sponsored ADR	27,139	81,417
Alstom SA (a)	28,107	981,026
Common Stocks - continued
	Shares	Value
France - continued
Arkema SA	7,736	$ 477,157
Atos Origin SA	10,678	737,167
AXA SA	230,809	5,324,877
AXA SA sponsored ADR	7,019	162,911
BIC SA	3,749	467,316
BNP Paribas SA	138,611	8,709,337
Bollore Group (d)	736	348,636
Bollore Group (a)	3	1,372
Bouygues SA	24,886	859,171
Bureau Veritas SA	27,817	687,766
Cap Gemini SA	19,109	1,256,230
Carrefour SA	81,741	2,393,876
Casino Guichard Perrachon SA	7,465	765,033
Christian Dior SA	7,092	1,254,448
CNP Assurances	23,142	432,396
Compagnie de St. Gobain	58,245	2,499,533
Credit Agricole SA	131,759	1,947,517
Danone SA	75,788	5,178,787
Dassault Systemes SA	16,561	1,049,500
Edenred SA	25,898	717,235
EDF SA	7,784	229,719
EDF SA	14,200	419,066
EDF SA	9,060	267,376
Essilor International SA	26,784	2,957,021
Eurazeo SA	5,144	343,905
Eutelsat Communications	20,133	652,439
Fonciere des Regions	3,357	308,360
GDF Suez	189,364	4,592,970
Gecina SA	3,853	521,466
Groupe Eurotunnel SA	65,001	821,077
ICADE	4,576	364,078
Iliad SA	3,488	762,737
Imerys SA	4,731	339,178
JCDecaux SA	9,500	315,123
Kering SA	10,008	1,930,768
Klepierre SA	12,855	555,769
L'Oreal SA	9,855	1,544,959
L'Oreal SA	8,931	1,400,105
L'Oreal SA	14,100	2,210,444
Lafarge SA (a)	7,503	520,046
Lafarge SA	10,300	713,911
Lafarge SA (Bearer)	6,732	466,607
Common Stocks - continued
	Shares	Value
France - continued
Lagardere S.C.A. (Reg.)	16,266	$ 395,750
Legrand SA	35,203	1,894,283
LVMH Moet Hennessy - Louis Vuitton SA	36,531	6,196,164
Michelin CGDE Series B	24,392	2,114,919
Natixis SA	118,799	817,461
Numericable Group SA	12,000	443,615
Orange SA	242,612	3,862,474
Pernod Ricard SA	27,695	3,152,345
Peugeot Citroen SA (a)	50,092	593,705
Publicis Groupe SA (a)	23,951	1,658,885
Remy Cointreau SA	2,788	198,342
Renault SA	25,175	1,868,591
Rexel SA	33,931	569,989
Safran SA	35,304	2,234,181
Sanofi SA	146,617	13,304,041
Sanofi SA sponsored ADR	17,693	818,124
Schneider Electric SA	68,147	5,369,852
SCOR SE	19,446	595,572
Societe Generale Series A	94,317	4,540,397
Sodexo SA	4,580	441,190
Sodexo SA	6,008	578,748
Sodexo SA	1,778	171,274
Suez Environnement SA	37,449	630,259
Technip SA	13,091	946,896
Thales SA	12,642	627,198
Total SA	264,969	15,819,525
Total SA sponsored ADR	15,548	931,170
Unibail-Rodamco	12,805	3,280,724
Valeo SA	9,707	1,086,639
Vallourec SA	14,829	541,957
Veolia Environnement SA (d)	49,419	820,791
Veolia Environnement SA sponsored ADR	5,633	91,649
VINCI SA	63,367	3,611,095
Vivendi SA	158,265	3,862,473
Wendel SA	4,194	462,187
Zodiac Aerospace	23,969	730,944
TOTAL FRANCE		150,211,195
Germany - 5.4%
adidas AG	27,397	1,993,005
Allianz SE	59,064	9,392,484
Allianz SE sponsored ADR	7,019	111,742
Common Stocks - continued
	Shares	Value
Germany - continued
Axel Springer Verlag AG	5,184	$ 284,474
BASF AG	120,391	10,596,967
Bayer AG	108,355	15,404,816
Bayerische Motoren Werke AG (BMW)	43,081	4,606,167
Beiersdorf AG	13,538	1,095,270
Brenntag AG	20,092	971,882
Celesio AG	9,036	297,807
Commerzbank AG (a)	126,659	1,907,054
Continental AG	14,377	2,822,291
Daimler AG (Germany)	126,028	9,796,521
Deutsche Bank AG	173,763	5,433,812
Deutsche Bank AG (NY Shares)	7,101	222,403
Deutsche Boerse AG	25,196	1,721,119
Deutsche Lufthansa AG	28,808	425,628
Deutsche Post AG	126,524	3,972,559
Deutsche Telekom AG	408,108	6,151,546
Deutsche Wohnen AG (Bearer)	36,898	831,372
E.ON AG	262,004	4,507,975
Fraport AG Frankfurt Airport Services Worldwide	4,359	269,410
Fresenius Medical Care AG & Co. KGaA	26,045	1,911,644
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	4,913	179,865
Fresenius SE & Co. KGaA	49,521	2,547,450
GEA Group AG	23,542	1,082,563
Hannover Reuck SE	7,910	659,077
HeidelbergCement Finance AG	18,234	1,241,209
Henkel AG & Co. KGaA	15,935	1,447,948
Hochtief AG	3,697	273,295
Hugo Boss AG (a)	4,189	555,654
Infineon Technologies AG	147,750	1,433,269
K&S AG	23,327	650,856
Kabel Deutschland Holding AG	2,593	350,937
Lanxess AG	11,556	600,689
Linde AG	24,301	4,481,129
MAN SE	4,750	541,019
Merck KGaA	17,163	1,550,068
Metro AG (a)	21,446	683,666
Muenchener Rueckversicherungs AG	22,599	4,441,982
OSRAM Licht AG (a)	12,102	424,031
ProSiebenSat.1 Media AG	28,705	1,156,669
RWE AG	61,775	2,187,701
SAP AG	114,453	7,798,304
SAP AG sponsored ADR	6,389	435,283
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG	97,973	$ 11,050,709
Siemens AG sponsored ADR (d)	5,955	671,367
Sky Deutschland AG (a)	56,604	477,381
Telefonica Deutschland Holding AG	74,364	365,395
Thyssenkrupp AG (a)	58,270	1,400,179
United Internet AG	15,990	625,282
Volkswagen AG	3,738	794,921
TOTAL GERMANY		134,835,846
Greece - 0.1%
Alpha Bank AE (a)	508,025	331,048
EFG Eurobank Ergasias SA (a)	1,075,861	373,456
Folli Follie SA	4,000	130,829
Greek Organization of Football Prognostics SA	31,889	386,430
Hellenic Telecommunications Organization SA (a)	33,024	372,870
Jumbo SA	12,022	131,822
National Bank of Greece SA (a)	200,918	484,635
Piraeus Bank SA (a)	271,018	393,966
Public Power Corp. of Greece (a)	15,720	119,379
Titan Cement Co. SA (Reg.)	5,335	118,267
TOTAL GREECE		2,842,702
Hong Kong - 2.8%
AIA Group Ltd.	1,576,800	8,799,214
Bank of East Asia Ltd.	164,885	688,573
Beijing Enterprises Holdings Ltd.	65,500	534,787
BOC Hong Kong (Holdings) Ltd.	488,000	1,624,508
Cathay Pacific Airways Ltd.	143,000	268,218
Cheung Kong Holdings Ltd.	182,000	3,230,914
China Agri-Industries Holdings Ltd.	272,382	104,062
China Everbright International Ltd.	344,000	474,968
China Everbright Ltd.	120,000	233,423
China Merchants Holdings International Co. Ltd.	151,485	478,844
China Mobile Ltd.	798,500	9,935,351
China Overseas Land and Investment Ltd.	538,000	1,560,973
China Resources Enterprise Ltd.	166,000	394,830
China Resources Power Holdings Co. Ltd.	246,000	716,019
China Taiping Insurance Group Ltd. (a)	141,000	302,685
China Taiping Insurance Group Ltd. rights 11/18/14 (a)	24,654	15,100
China Unicom Ltd.	612,000	919,539
CITIC Pacific Ltd.	287,000	502,874
CLP Holdings Ltd.	247,000	2,126,946
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	2,348,000	$ 3,676,708
CSPC Pharmaceutical Group Ltd.	312,000	287,436
Far East Horizon Ltd.	154,000	143,229
Fosun International Ltd.	233,500	276,968
Franshion Properties China Ltd.	450,000	106,228
Galaxy Entertainment Group Ltd.	306,000	2,092,397
Guangdong Investment Ltd.	342,000	449,875
Hang Lung Properties Ltd.	282,000	880,610
Hang Seng Bank Ltd.	100,400	1,701,210
Henderson Land Development Co. Ltd.	154,236	1,041,984
HKT Trust/HKT Ltd. unit	350,640	427,162
Hong Kong & China Gas Co. Ltd.	825,494	1,927,683
Hong Kong Exchanges and Clearing Ltd.	145,090	3,215,852
Hutchison Whampoa Ltd.	279,000	3,537,877
Hysan Development Co. Ltd.	83,434	380,697
Lenovo Group Ltd.	824,000	1,214,580
Link (REIT)	299,230	1,759,651
MTR Corp. Ltd.	184,824	753,617
New World Development Co. Ltd.	682,053	857,346
PCCW Ltd.	496,690	315,754
Poly Property Group Co. Ltd.	218,000	84,450
Power Assets Holdings Ltd.	181,000	1,747,620
Shanghai Industrial Holdings Ltd.	76,000	234,333
Sino Land Ltd.	393,142	649,816
Sino-Ocean Land Holdings Ltd.	403,913	230,946
SJM Holdings Ltd.	241,000	509,376
Sun Art Retail Group Ltd.	325,000	348,410
Sun Hung Kai Properties Ltd.	213,583	3,186,894
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	16,378	35,742
Swire Pacific Ltd. (A Shares)	89,500	1,173,932
Swire Properties Ltd.	150,200	481,287
Techtronic Industries Co. Ltd.	172,500	540,029
Wharf Holdings Ltd.	200,000	1,479,225
Wheelock and Co. Ltd.	118,000	568,774
Yuexiu Property Co. Ltd.	968,000	178,529
TOTAL HONG KONG		69,408,055
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	5,818	276,862
OTP Bank PLC	28,156	465,517
Richter Gedeon PLC	19,836	302,787
TOTAL HUNGARY		1,045,166
Common Stocks - continued
	Shares	Value
India - 1.5%
ABB Ltd. India	4	$ 76
ACC Ltd.	3,816	93,150
Adani Enterprises Ltd.	13,112	103,456
Adani Ports & Special Economic Zone	62,610	291,020
Aditya Birla Nuvo Ltd.	3,881	106,291
Ambuja Cements Ltd.	73,726	273,076
Apollo Hospitals Enterprise Ltd. (a)	8,545	155,071
Asian Paints India Ltd.	36,737	392,486
Aurobindo Pharma Ltd.	17,162	270,654
Bajaj Auto Ltd. (a)	10,063	427,708
Bharat Heavy Electricals Ltd.	71,689	299,501
Bharat Petroleum Corp. Ltd.	19,971	233,803
Bharti Airtel Ltd. (a)	78,037	507,081
Cairn India Ltd.	55,467	256,941
Cipla Ltd.	44,956	488,116
Coal India Ltd.	64,942	391,595
Dabur India Ltd.	58,356	215,093
Divi's Laboratories Ltd. (a)	4,669	142,402
DLF Ltd. (a)	46,779	95,123
Dr. Reddy's Laboratories Ltd. (a)	15,247	785,923
GAIL India Ltd.	37,730	324,287
GlaxoSmithKline Consumer Healthcare Ltd.	920	82,838
Godrej Consumer Products Ltd.	14,269	225,288
HCL Technologies Ltd.	31,965	838,320
HDFC Bank Ltd.	58,534	949,150
Hero Motocorp Ltd.	9,086	453,703
Hindalco Industries Ltd. (a)	146,692	390,114
Hindustan Unilever Ltd.	96,298	1,157,128
Housing Development Finance Corp. Ltd.	193,615	3,486,858
ICICI Bank Ltd. (a)	37,282	990,098
Idea Cellular Ltd. (a)	123,904	328,261
Indiabulls Wholesale Services Ltd. (a)	510	139
Infosys Ltd.	59,011	3,911,556
Infosys Ltd. sponsored ADR	1,000	66,860
ITC Ltd. (a)	290,010	1,676,811
Jaiprakash Associates Ltd. (a)	105,676	53,600
Jindal Steel & Power Ltd.	40,499	106,707
JSW Steel Ltd.	11,042	226,760
Larsen & Toubro Ltd. (a)	39,091	1,053,472
LIC Housing Finance Ltd.	33,932	199,817
Mahindra & Mahindra Financial Services Ltd.	37,247	177,937
Mahindra & Mahindra Ltd. (a)	44,550	947,213
Common Stocks - continued
	Shares	Value
India - continued
Nestle India Ltd.	2,946	$ 304,402
NTPC Ltd.	209,393	511,356
Oil & Natural Gas Corp. Ltd.	97,409	637,449
Oil India Ltd.	14,141	145,518
Piramal Enterprises Ltd. (a)	8,774	115,191
Power Finance Corp. Ltd.	31,272	143,772
Power Grid Corp. of India Ltd.	138,576	328,798
Ranbaxy Laboratories Ltd. (a)	13,966	143,982
Reliance Capital Ltd. (a)	8,828	68,243
Reliance Communication Ltd. (a)	102,268	176,590
Reliance Industries Ltd.	168,412	2,733,137
Reliance Infrastructure Ltd. (a)	13,719	142,265
Reliance Power Ltd. (a)	77,682	96,487
Rural Electrification Corp. Ltd.	32,546	159,872
Sesa Sterlite Ltd.	155,403	648,383
Shriram Transport Finance Co. Ltd.	16,890	261,283
Siemens India Ltd.	9,272	131,784
State Bank of India	18,605	818,739
Sun Pharmaceutical Industries Ltd.	92,585	1,274,140
Tata Consultancy Services Ltd.	61,394	2,612,162
Tata Motors Ltd. (a)	86,399	754,836
Tata Motors Ltd. sponsored ADR	2,100	98,910
Tata Power Co. Ltd. (a)	152,066	232,127
Tata Steel Ltd.	36,746	293,290
Tech Mahindra Ltd.	6,509	266,815
Ultratech Cemco Ltd. (a)	4,917	203,980
United Breweries Ltd.	7,167	81,517
United Spirits Ltd. (a)	9,937	447,018
Wipro Ltd.	77,469	715,593
Yes Bank Ltd.	22,921	259,550
TOTAL INDIA		37,982,672
Indonesia - 0.6%
PT Adaro Energy Tbk	1,834,500	172,512
PT Astra Agro Lestari Tbk	40,000	77,799
PT Astra International Tbk	2,628,900	1,474,054
PT Bank Central Asia Tbk	1,611,400	1,739,572
PT Bank Danamon Indonesia Tbk Series A	394,213	137,481
PT Bank Mandiri (Persero) Tbk	1,200,800	1,031,312
PT Bank Negara Indonesia (Persero) Tbk	985,489	485,713
PT Bank Rakyat Indonesia Tbk	1,450,300	1,329,049
PT Bumi Serpong Damai Tbk	1,100,300	146,221
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Charoen Pokphand Indonesia Tbk	1,006,800	$ 350,139
PT Global Mediacom Tbk	833,000	135,196
PT Gudang Garam Tbk	65,500	313,448
PT Indo Tambangraya Megah Tbk	45,500	79,835
PT Indocement Tunggal Prakarsa Tbk	206,100	408,487
PT Indofood CBP Sukses Makmur Tbk	143,500	131,229
PT Indofood Sukses Makmur Tbk	579,500	327,323
PT Jasa Marga Tbk	246,500	129,599
PT Kalbe Farma Tbk	2,693,300	380,274
PT Lippo Karawaci Tbk	2,655,400	235,196
PT Matahari Department Store Tbk	253,300	306,689
PT Media Nusantara Citra Tbk	636,500	147,560
PT Perusahaan Gas Negara Tbk Series B	1,411,300	695,192
PT Semen Gresik (Persero) Tbk	372,500	489,298
PT Surya Citra Media Tbk	490,000	137,160
PT Tambang Batubara Bukit Asam Tbk	96,500	103,530
PT Telkomunikasi Indonesia Tbk Series B	6,648,600	1,514,202
PT Tower Bersama Infrastructure Tbk	283,200	208,604
PT Unilever Indonesia Tbk	210,900	530,997
PT United Tractors Tbk	232,812	353,640
PT XL Axiata Tbk	422,200	193,072
TOTAL INDONESIA		13,764,383
Ireland - 0.2%
Bank of Ireland (a)	3,626,022	1,427,402
CRH PLC	90,696	2,011,949
CRH PLC sponsored ADR	5,615	125,832
James Hardie Industries PLC CDI	60,892	649,513
Kerry Group PLC Class A	21,044	1,429,060
Ryanair Holdings PLC (a)	5,111	48,712
Ryanair Holdings PLC sponsored ADR (a)	2,650	147,181
TOTAL IRELAND		5,839,649
Isle of Man - 0.0%
Genting Singapore PLC	824,000	705,731
Israel - 0.4%
Bank Hapoalim BM (Reg.)	135,650	690,305
Bank Leumi le-Israel BM (a)	173,548	614,653
Bezeq The Israel Telecommunication Corp. Ltd.	250,812	424,020
Delek Group Ltd.	630	215,501
Israel Chemicals Ltd.	60,680	407,626
Israel Corp. Ltd. (Class A) (a)	376	184,020
Common Stocks - continued
	Shares	Value
Israel - continued
Mizrahi Tefahot Bank Ltd. (a)	17,819	$ 196,080
NICE Systems Ltd.	4,168	168,981
NICE Systems Ltd. sponsored ADR	2,788	113,416
Teva Pharmaceutical Industries Ltd.	80,479	4,542,827
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,561	1,782,250
TOTAL ISRAEL		9,339,679
Italy - 1.5%
Assicurazioni Generali SpA	152,593	3,124,566
Atlantia SpA	53,116	1,251,372
Banca Monte dei Paschi di Siena SpA (a)	567,657	432,507
Banco Popolare Societa Cooperativa (a)	46,594	673,812
Enel Green Power SpA	219,360	538,237
Enel SpA	861,498	4,393,916
Eni SpA	319,849	6,814,352
Eni SpA sponsored ADR	7,019	298,308
EXOR SpA	13,249	576,954
Finmeccanica SpA (a)	53,826	484,980
Intesa Sanpaolo SpA	1,519,256	4,466,247
Intesa Sanpaolo SpA (Risparmio Shares)	125,657	320,288
Luxottica Group SpA	18,905	964,301
Luxottica Group SpA sponsored ADR	3,019	153,365
Mediobanca SpA	81,238	714,660
Pirelli & C. SpA	32,330	432,693
Prysmian SpA	25,150	434,931
Saipem SpA (a)	33,175	519,666
Snam Rete Gas SpA	269,494	1,455,558
Telecom Italia SpA (a)	1,270,859	1,440,242
Telecom Italia SpA sponsored ADR (a)	7,019	79,315
Terna SpA	195,945	986,614
UniCredit SpA	577,600	4,169,200
Unione di Banche Italiane ScpA	113,934	891,639
Unipolsai SpA	125,646	336,950
TOTAL ITALY		35,954,673
Japan - 14.5%
ABC-MART, Inc.	3,400	196,046
ACOM Co. Ltd. (a)	51,300	170,996
Advantest Corp.	22,900	267,029
AEON Co. Ltd.	83,000	821,272
AEON Financial Service Co. Ltd.	14,800	309,299
AEON Mall Co. Ltd.	16,020	294,060
Common Stocks - continued
	Shares	Value
Japan - continued
Air Water, Inc.	20,000	$ 318,806
Aisin Seiki Co. Ltd.	25,100	836,051
Ajinomoto Co., Inc.	77,000	1,453,811
Alfresa Holdings Corp.	23,600	299,482
All Nippon Airways Ltd.	144,000	333,887
Amada Co. Ltd.	47,400	413,969
Aozora Bank Ltd.	151,000	530,751
Asahi Glass Co. Ltd.	136,000	707,837
Asahi Group Holdings	50,400	1,563,350
Asahi Kasei Corp.	167,000	1,370,438
Asics Corp.	21,100	494,097
Astellas Pharma, Inc.	281,100	4,362,812
Bandai Namco Holdings, Inc.	23,000	570,808
Bank of Kyoto Ltd.	45,000	389,950
Bank of Yokohama Ltd.	147,000	849,549
Benesse Holdings, Inc.	8,500	268,211
Bridgestone Corp.	85,100	2,843,850
Brother Industries Ltd.	31,000	551,941
Calbee, Inc.	10,200	357,248
Canon, Inc.	137,600	4,221,593
Canon, Inc. sponsored ADR	11,056	342,957
Casio Computer Co. Ltd. (d)	27,000	430,530
Central Japan Railway Co.	18,800	2,804,002
Chiba Bank Ltd.	93,000	660,580
Chiyoda Corp.	21,000	216,338
Chubu Electric Power Co., Inc. (a)	85,600	1,027,164
Chugai Pharmaceutical Co. Ltd.	29,300	915,998
Chugoku Electric Power Co., Inc.	39,000	514,325
Citizen Holdings Co. Ltd.	38,100	250,292
Credit Saison Co. Ltd.	18,500	390,542
Dai Nippon Printing Co. Ltd.	76,000	749,117
Dai-ichi Mutual Life Insurance Co.	139,800	2,115,692
Daicel Chemical Industries Ltd.	36,000	414,989
Daido Steel Co. Ltd.	32,000	122,760
Daihatsu Motor Co. Ltd.	25,000	354,824
Daiichi Sankyo Kabushiki Kaisha	82,600	1,242,455
Daikin Industries Ltd.	30,800	1,925,249
Dainippon Sumitomo Pharma Co. Ltd.	20,600	242,996
Daito Trust Construction Co. Ltd.	9,500	1,183,708
Daiwa House Industry Co. Ltd.	77,800	1,471,944
Daiwa Securities Group, Inc.	219,000	1,730,749
DeNA Co. Ltd.	15,400	199,001
Common Stocks - continued
	Shares	Value
Japan - continued
DENSO Corp.	63,600	$ 2,915,018
Dentsu, Inc.	27,900	1,037,308
Don Quijote Holdings Co. Ltd.	7,600	455,361
East Japan Railway Co.	43,900	3,428,732
Eisai Co. Ltd.	33,500	1,310,158
Electric Power Development Co. Ltd.	15,400	538,555
FamilyMart Co. Ltd.	7,000	281,071
Fanuc Corp.	25,100	4,423,518
Fast Retailing Co. Ltd.	7,000	2,602,303
Fuji Electric Co. Ltd.	78,000	342,691
Fuji Heavy Industries Ltd.	76,900	2,559,474
Fujifilm Holdings Corp.	60,900	2,044,327
Fujitsu Ltd.	241,000	1,465,151
Fukuoka Financial Group, Inc.	101,000	516,822
GREE, Inc. (d)	12,400	88,804
GungHo Online Entertainment, Inc. (d)	51,300	206,770
Gunma Bank Ltd.	51,000	318,264
Hakuhodo DY Holdings, Inc.	31,500	311,520
Hamamatsu Photonics K.K.	9,600	436,131
Hankyu Hanshin Holdings, Inc.	153,000	899,574
Hikari Tsushin, Inc.	2,500	165,838
Hino Motors Ltd.	33,100	484,355
Hirose Electric Co. Ltd.	3,800	465,919
Hiroshima Bank Ltd.	62,000	309,962
Hisamitsu Pharmaceutical Co., Inc.	7,300	245,727
Hitachi Chemical Co. Ltd.	12,900	227,369
Hitachi Construction Machinery Co. Ltd.	14,500	296,589
Hitachi High-Technologies Corp.	8,500	259,671
Hitachi Ltd.	633,000	4,973,782
Hitachi Metals Ltd.	28,000	472,718
Hokuhoku Financial Group, Inc.	166,000	333,474
Hokuriku Electric Power Co., Inc.	23,000	310,507
Honda Motor Co. Ltd.	203,200	6,496,150
Honda Motor Co. Ltd. sponsored ADR	10,556	339,059
Hoya Corp.	57,100	2,020,589
Hulic Co. Ltd.	32,000	354,031
Ibiden Co. Ltd.	17,100	257,047
Idemitsu Kosan Co. Ltd.	10,400	201,132
Iida Group Holdings Co. Ltd.	21,100	234,467
INPEX Corp.	116,300	1,487,528
Isetan Mitsukoshi Holdings Ltd.	45,000	612,633
Ishikawajima-Harima Heavy Industries Co. Ltd.	187,000	901,458
Common Stocks - continued
	Shares	Value
Japan - continued
Isuzu Motors Ltd.	78,000	$ 1,017,696
Itochu Corp.	197,200	2,383,861
ITOCHU Techno-Solutions Corp.	3,200	127,228
Iyo Bank Ltd.	31,100	332,099
J. Front Retailing Co. Ltd.	31,500	419,260
Japan Airlines Co. Ltd.	15,800	424,263
Japan Display, Inc.	40,000	118,738
Japan Exchange Group, Inc.	33,500	831,004
Japan Prime Realty Investment Corp.	99	364,586
Japan Real Estate Investment Corp.	160	871,880
Japan Retail Fund Investment Corp.	322	648,330
Japan Tobacco, Inc.	143,900	4,909,732
JFE Holdings, Inc.	64,700	1,283,646
JGC Corp.	28,000	719,594
Joyo Bank Ltd.	88,000	471,210
JSR Corp.	23,400	421,393
JTEKT Corp.	27,000	434,246
JX Holdings, Inc.	288,910	1,237,590
Kajima Corp.	111,000	493,901
Kakaku.com, Inc.	18,600	253,248
Kamigumi Co. Ltd.	28,000	269,972
Kaneka Corp.	40,000	219,773
Kansai Electric Power Co., Inc. (a)	92,300	911,510
Kansai Paint Co. Ltd.	31,000	473,883
Kao Corp.	67,500	2,632,102
Kawasaki Heavy Industries Ltd.	188,000	738,444
KDDI Corp.	76,300	5,010,580
Keihin Electric Express Railway Co. Ltd.	59,000	490,875
Keio Corp.	76,000	577,276
Keisei Electric Railway Co.	37,000	434,881
Keyence Corp.	5,970	2,892,959
Kikkoman Corp.	18,000	414,022
Kintetsu Corp.	238,000	827,905
Kirin Holdings Co. Ltd.	109,000	1,413,164
Kobe Steel Ltd.	409,000	649,839
Koito Manufacturing Co. Ltd.	12,900	388,707
Komatsu Ltd.	121,900	2,877,981
Konami Corp.	12,000	240,939
Konica Minolta, Inc.	62,100	693,889
Kubota Corp.	147,000	2,339,948
Kuraray Co. Ltd.	44,200	513,386
Kurita Water Industries Ltd.	12,200	263,268
Common Stocks - continued
	Shares	Value
Japan - continued
Kyocera Corp.	41,400	$ 1,908,187
Kyocera Corp. sponsored ADR	772	35,813
Kyowa Hakko Kirin Co., Ltd.	31,000	361,564
Kyushu Electric Power Co., Inc. (a)	55,500	602,156
Lawson, Inc.	8,600	583,401
LIXIL Group Corp.	34,900	765,370
M3, Inc.	24,700	412,205
Mabuchi Motor Co. Ltd.	3,300	285,037
Makita Corp.	15,400	862,386
Marubeni Corp.	217,800	1,400,334
Marui Group Co. Ltd.	33,400	282,271
Maruichi Steel Tube Ltd.	6,100	144,054
Mazda Motor Corp.	71,300	1,684,591
McDonald's Holdings Co. (Japan) Ltd. (d)	7,900	192,819
Medipal Holdings Corp.	15,600	172,913
Meiji Holdings Co. Ltd.	7,700	646,050
Miraca Holdings, Inc.	6,700	281,262
Mitsubishi Chemical Holdings Corp.	172,300	848,731
Mitsubishi Corp.	184,400	3,615,780
Mitsubishi Electric Corp.	253,000	3,262,131
Mitsubishi Estate Co. Ltd.	164,000	4,177,860
Mitsubishi Gas Chemical Co., Inc.	52,000	311,126
Mitsubishi Heavy Industries Ltd.	398,000	2,482,738
Mitsubishi Logistics Corp.	15,000	228,472
Mitsubishi Materials Corp.	150,000	469,487
Mitsubishi Motors Corp. of Japan	84,200	866,350
Mitsubishi Tanabe Pharma Corp.	30,300	460,778
Mitsubishi UFJ Financial Group, Inc.	1,599,200	9,322,081
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	70,186	412,694
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	404,942
Mitsui & Co. Ltd.	223,500	3,374,640
Mitsui Chemicals, Inc.	111,000	321,533
Mitsui Fudosan Co. Ltd.	122,000	3,924,306
Mitsui OSK Lines Ltd.	138,000	435,991
Mizuho Financial Group, Inc.	2,973,060	5,417,856
Mizuho Financial Group, Inc. ADR	21,056	77,907
MS&AD Insurance Group Holdings, Inc.	67,190	1,452,431
Murata Manufacturing Co. Ltd.	26,600	2,988,789
Nabtesco Corp.	14,300	346,067
Nagoya Railroad Co. Ltd.	112,000	478,903
NEC Corp.	341,000	1,205,905
New Hampshire Foods Ltd.	23,000	530,373
Common Stocks - continued
	Shares	Value
Japan - continued
Nexon Co. Ltd.	14,700	$ 129,540
NGK Insulators Ltd.	34,000	732,293
NGK Spark Plug Co. Ltd.	23,000	599,852
NHK Spring Co. Ltd.	23,500	215,080
Nidec Corp.	27,400	1,810,390
Nidec Corp. sponsored ADR	4,212	70,214
Nikon Corp. (d)	46,200	633,017
Nintendo Co. Ltd.	14,000	1,508,892
Nippon Building Fund, Inc.	186	1,042,464
Nippon Electric Glass Co. Ltd.	55,000	255,753
Nippon Express Co. Ltd.	111,000	488,285
Nippon Paint Holdings Co. Ltd.	23,000	522,269
Nippon Prologis REIT, Inc.	190	440,892
Nippon Steel & Sumitomo Metal Corp.	998,170	2,634,017
Nippon Telegraph & Telephone Corp.	45,700	2,843,402
Nippon Telegraph & Telephone Corp. sponsored ADR	6,848	215,575
Nippon Yusen KK	222,000	575,548
Nissan Motor Co. Ltd.	325,700	2,970,940
Nisshin Seifun Group, Inc.	25,245	255,278
Nissin Food Holdings Co. Ltd.	7,700	405,828
Nitori Holdings Co. Ltd.	9,300	589,393
Nitto Denko Corp.	20,200	1,092,498
NKSJ Holdings, Inc.	42,900	1,080,248
NOK Corp.	12,600	319,214
Nomura Holdings, Inc.	442,100	2,761,528
Nomura Holdings, Inc. sponsored ADR	34,130	216,726
Nomura Real Estate Holdings, Inc.	15,400	272,178
Nomura Research Institute Ltd.	14,600	481,564
NSK Ltd.	62,000	812,081
NTT Data Corp.	17,000	664,554
NTT DOCOMO, Inc.	178,900	3,017,307
NTT DOCOMO, Inc. sponsored ADR	21,056	355,215
NTT Urban Development Co.	12,900	146,003
Obayashi Corp.	82,000	562,738
Odakyu Electric Railway Co. Ltd.	79,000	741,438
Oji Holdings Corp.	110,000	397,710
Olympus Corp. (a)	30,900	1,109,467
OMRON Corp.	26,200	1,240,168
Ono Pharmaceutical Co. Ltd.	10,700	1,080,106
Oracle Corp. Japan	4,900	189,695
Oriental Land Co. Ltd.	6,500	1,389,954
ORIX Corp.	159,600	2,215,287
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp. sponsored ADR	2,807	$ 199,915
Osaka Gas Co. Ltd.	240,000	957,319
Otsuka Corp.	6,600	245,409
Otsuka Holdings Co. Ltd.	51,600	1,810,028
Panasonic Corp.	289,400	3,481,845
Park24 Co. Ltd.	10,800	163,423
Rakuten, Inc.	104,500	1,178,391
Recruit Holdings Co. Ltd. (a)	18,000	615,214
Resona Holdings, Inc.	288,500	1,650,159
Ricoh Co. Ltd.	94,900	980,066
Rinnai Corp.	4,600	408,604
ROHM Co. Ltd.	12,400	754,798
Sankyo Co. Ltd. (Gunma)	6,500	236,542
Sanrio Co. Ltd. (d)	5,800	167,692
Santen Pharmaceutical Co. Ltd.	9,600	572,991
SBI Holdings, Inc. Japan	27,880	321,500
Secom Co. Ltd.	26,800	1,651,552
Sega Sammy Holdings, Inc.	23,300	370,133
Seibu Holdings, Inc. (d)	16,400	315,322
Seiko Epson Corp.	17,500	812,083
Sekisui Chemical Co. Ltd.	55,000	685,486
Sekisui House Ltd.	72,000	895,312
Seven & i Holdings Co., Ltd.	98,500	3,847,029
Seven Bank Ltd.	70,600	294,854
Sharp Corp. (a)(d)	209,000	526,358
Shikoku Electric Power Co., Inc. (a)	24,600	337,580
Shimadzu Corp.	32,000	278,442
Shimamura Co. Ltd.	3,100	272,655
SHIMANO, Inc.	10,300	1,365,835
SHIMIZU Corp.	78,000	575,618
Shin-Etsu Chemical Co., Ltd.	53,800	3,453,349
Shinsei Bank Ltd.	220,000	494,422
Shionogi & Co. Ltd.	39,600	1,036,006
Shiseido Co. Ltd.	48,100	798,179
Shizuoka Bank Ltd.	70,000	723,294
Showa Shell Sekiyu K.K.	26,800	229,952
SMC Corp.	7,200	2,042,161
SoftBank Corp.	125,900	9,165,447
Sony Corp.	124,200	2,452,120
Sony Corp. sponsored ADR	12,648	250,683
Sony Financial Holdings, Inc.	23,500	375,171
Stanley Electric Co. Ltd.	19,300	392,381
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Chemical Co. Ltd.	192,000	$ 658,644
Sumitomo Corp.	148,100	1,580,185
Sumitomo Electric Industries Ltd.	100,600	1,375,061
Sumitomo Heavy Industries Ltd.	76,000	416,665
Sumitomo Metal Mining Co. Ltd.	70,000	971,077
Sumitomo Mitsui Financial Group, Inc.	156,700	6,390,682
Sumitomo Mitsui Financial Group, Inc. ADR	50,186	420,057
Sumitomo Mitsui Trust Holdings, Inc.	435,250	1,777,006
Sumitomo Realty & Development Co. Ltd.	46,000	1,724,492
Sumitomo Rubber Industries Ltd.	20,600	284,713
Suntory Beverage & Food Ltd.	18,300	652,843
Suzuken Co. Ltd.	8,600	230,573
Suzuki Motor Corp.	48,000	1,608,889
Sysmex Corp.	18,600	794,037
T&D Holdings, Inc.	76,000	978,993
Taiheiyo Cement Corp.	155,000	568,688
Taisei Corp.	137,000	761,850
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	266,717
Taiyo Nippon Sanso Corp. (d)	27,000	243,083
Takashimaya Co. Ltd.	32,000	272,595
Takeda Pharmaceutical Co. Ltd.	103,500	4,486,554
TDK Corp.	15,900	902,518
Teijin Ltd.	127,000	310,490
Terumo Corp.	39,200	979,945
The Chugoku Bank Ltd.	23,500	347,343
The Hachijuni Bank Ltd.	55,000	336,755
The Suruga Bank Ltd.	23,000	480,847
THK Co. Ltd.	15,600	392,385
Tobu Railway Co. Ltd.	133,000	672,799
Toho Co. Ltd.	15,800	362,414
Toho Gas Co. Ltd.	56,000	302,872
Tohoku Electric Power Co., Inc.	60,100	751,143
Tokio Marine Holdings, Inc.	90,700	2,908,579
Tokyo Electric Power Co., Inc. (a)	193,700	698,427
Tokyo Electron Ltd.	22,600	1,448,992
Tokyo Gas Co. Ltd.	313,000	1,804,231
Tokyo Tatemono Co. Ltd.	55,000	480,114
Tokyu Corp.	149,000	983,825
Tokyu Fudosan Holdings Corp.	60,300	428,571
TonenGeneral Sekiyu K.K.	39,000	340,392
Toppan Printing Co. Ltd.	78,000	530,730
Toray Industries, Inc.	196,000	1,315,833
Common Stocks - continued
	Shares	Value
Japan - continued
Toshiba Corp.	529,000	$ 2,336,127
Toto Ltd.	37,000	417,504
Toyo Seikan Group Holdings Ltd.	23,000	278,914
Toyo Suisan Kaisha Ltd.	12,000	414,435
Toyoda Gosei Co. Ltd.	7,700	147,931
Toyota Industries Corp.	21,200	1,009,465
Toyota Motor Corp.	342,800	20,628,749
Toyota Motor Corp. sponsored ADR	9,255	1,123,094
Toyota Tsusho Corp.	27,600	695,937
Trend Micro, Inc.	14,100	475,108
Unicharm Corp.	49,000	1,139,419
United Urban Investment Corp.	336	530,277
USS Co. Ltd.	29,100	457,976
West Japan Railway Co.	21,000	1,000,973
Yahoo! Japan Corp.	188,100	677,651
Yakult Honsha Co. Ltd.	11,400	631,324
Yamada Denki Co. Ltd. (d)	119,300	382,431
Yamaguchi Financial Group, Inc.	24,000	229,222
Yamaha Corp.	21,400	293,329
Yamaha Motor Co. Ltd.	35,100	664,013
Yamato Holdings Co. Ltd.	47,400	1,013,516
Yamato Kogyo Co. Ltd.	4,700	152,256
Yamazaki Baking Co. Ltd.	16,000	197,802
Yaskawa Electric Corp.	30,400	394,051
Yokogawa Electric Corp.	27,600	383,997
Yokohama Rubber Co. Ltd.	25,000	226,939
TOTAL JAPAN		358,426,974
Korea (South) - 2.9%
AMOREPACIFIC Corp.	415	888,366
AMOREPACIFIC Group, Inc.	354	389,766
BS Financial Group, Inc.	25,367	393,096
Celltrion, Inc. (a)	8,612	336,242
Cheil Worldwide, Inc. (a)	9,880	153,564
CJ CheilJedang Corp.	1,150	418,495
CJ Corp.	1,932	312,876
Coway Co. Ltd.	7,031	533,978
Daelim Industrial Co.	3,362	221,850
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	80,835
Daewoo International Corp.	5,142	161,997
Daewoo Securities Co. Ltd. (a)	23,723	247,288
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	13,629	232,130
Common Stocks - continued
	Shares	Value
Korea (South) - continued
DGB Financial Group Co. Ltd.	18,117	$ 257,141
Dongbu Insurance Co. Ltd.	5,734	319,669
Doosan Co. Ltd.	981	101,346
Doosan Heavy Industries & Construction Co. Ltd.	7,820	170,673
Doosan Infracore Co. Ltd. (a)	19,783	198,853
E-Mart Co. Ltd.	2,716	500,508
GS Engineering & Construction Corp. (a)	6,403	167,458
GS Holdings Corp.	7,177	276,875
Halla Visteon Climate Control Corp.	5,353	237,896
Hana Financial Group, Inc.	38,330	1,321,730
Hanjin Shipping Co. Ltd. (a)	12	56
Hanjin Shipping Holdings Co. Ltd. (a)	3	28
Hankook Tire Co. Ltd.	9,946	509,128
Hanwha Chemical Corp.	14,212	160,712
Hanwha Corp.	5,400	137,708
Hanwha Life Insurance Co. Ltd.	30,070	229,770
Hite Jinro Co. Ltd.	3,720	91,577
Hotel Shilla Co.	4,484	419,418
Hyosung Corp.	2,883	170,386
Hyundai Department Store Co. Ltd.	1,836	231,541
Hyundai Engineering & Construction Co. Ltd.	8,974	405,500
Hyundai Fire & Marine Insurance Co. Ltd.	7,460	196,143
Hyundai Glovis Co. Ltd.	1,707	422,601
Hyundai Heavy Industries Co. Ltd.	5,697	525,985
Hyundai Industrial Development & Construction Co.	7,624	286,314
Hyundai Merchant Marine Co. Ltd. (a)	8,518	91,170
Hyundai Mipo Dockyard Co. Ltd.	1,290	91,127
Hyundai Mobis	8,936	2,079,213
Hyundai Motor Co.	19,637	3,106,990
Hyundai Steel Co.	8,817	558,835
Hyundai Wia Corp.	2,101	360,776
Industrial Bank of Korea	33,439	487,061
Kangwon Land, Inc.	14,937	486,572
KB Financial Group, Inc.	49,641	1,935,565
KB Financial Group, Inc. ADR	1,110	42,957
KCC Corp.	584	321,774
Kia Motors Corp.	34,755	1,685,275
Korea Aerospace Industries Ltd.	6,046	232,399
Korea Electric Power Corp.	33,421	1,459,239
Korea Electric Power Corp. sponsored ADR	520	11,367
Korea Gas Corp. (a)	3,194	148,932
Korea Investment Holdings Co. Ltd.	6,030	303,620
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Zinc Co. Ltd.	1,036	$ 388,098
Korean Air Lines Co. Ltd. (a)	3,063	108,187
KT Corp.	7,340	224,939
KT Corp. sponsored ADR	3,220	49,363
KT&G Corp.	14,427	1,275,603
Kumho Petro Chemical Co. Ltd.	1,495	107,556
LG Chemical Ltd.	5,779	1,075,718
LG Corp.	12,211	722,810
LG Display Co. Ltd. (a)	31,008	907,990
LG Electronics, Inc.	13,683	831,592
LG Household & Health Care Ltd.	1,218	706,238
LG Innotek Co. Ltd. (a)	1,766	138,888
LG Telecom Ltd.	28,810	294,952
Lotte Chemical Corp.	2,232	301,216
Lotte Confectionery Co. Ltd.	79	141,318
Lotte Shopping Co. Ltd.	1,431	394,894
LS Cable Ltd.	2,131	118,803
LS Industrial Systems Ltd.	1,828	107,355
Mirae Asset Securities Co. Ltd.	2,866	122,568
NAVER Corp.	3,677	2,580,363
NCSOFT Corp.	2,178	297,983
Oci Co. Ltd. (a)	1,893	162,089
Orion Corp.	478	367,027
Paradise Co. Ltd.	5,807	177,543
POSCO	8,458	2,429,990
POSCO sponsored ADR	548	39,215
S-Oil Corp.	5,621	212,662
S1 Corp.	2,399	166,119
Samsung C&T Corp.	16,541	1,113,053
Samsung Card Co. Ltd.	4,161	178,144
Samsung Electro-Mechanics Co. Ltd.	7,724	350,096
Samsung Electronics Co. Ltd.	14,068	16,288,030
Samsung Electronics Co. Ltd.:
GDR	862	495,650
GDR (e)	264	120,701
Samsung Engineering Co. Ltd. (a)	3,265	187,189
Samsung Fire & Marine Insurance Co. Ltd.	4,448	1,190,196
Samsung Heavy Industries Co. Ltd.	20,830	505,025
Samsung Life Insurance Co. Ltd.	7,647	829,149
Samsung SDI Co. Ltd.	7,372	864,513
Samsung Securities Co. Ltd.	8,424	374,768
Samsung Techwin Co. Ltd.	4,234	129,253
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	56,011	$ 2,622,148
Shinsegae Co. Ltd.	798	147,428
SK C&C Co. Ltd.	2,852	643,690
SK Energy Co. Ltd.	7,592	618,273
SK Holdings Co. Ltd.	3,442	534,987
SK Hynix, Inc. (a)	74,614	3,295,128
SK Networks Co. Ltd. (a)	13,900	141,659
SK Telecom Co. Ltd.	866	215,864
SK Telecom Co. Ltd. sponsored ADR (d)	3,790	105,324
Woori Finance Holdings Co. Ltd. (a)	40,547	449,078
Woori Investment & Securities Co. Ltd.	13,517	147,191
Yuhan Corp.	894	146,858
TOTAL KOREA (SOUTH)		71,256,845
Luxembourg - 0.3%
Altice SA	11,447	712,794
ArcelorMittal SA:
(Netherlands)	117,426	1,542,530
Class A unit (d)	14,790	194,636
Millicom International Cellular SA (depository receipt)	8,962	730,636
RTL Group SA	4,850	452,551
SES SA (France) (depositary receipt)	39,123	1,350,694
Subsea 7 SA	38,248	411,970
Tenaris SA	62,762	1,241,095
TOTAL LUXEMBOURG		6,636,906
Malaysia - 0.8%
AirAsia Bhd	143,300	108,887
Alliance Financial Group Bhd	130,700	190,419
AMMB Holdings Bhd	242,600	500,000
Astro Malaysia Holdings Bhd	221,300	222,018
Axiata Group Bhd	326,100	698,794
Berjaya Sports Toto Bhd	66,270	72,712
British American Tobacco (Malaysia) Bhd	17,600	371,990
Bumi Armada Bhd	239,150	114,160
Bumiputra-Commerce Holdings Bhd	659,536	1,301,853
Dialog Group Bhd	418,722	206,465
DiGi.com Bhd	443,900	835,296
Felda Global Ventures Holdings Bhd	144,900	161,145
Gamuda Bhd	234,975	366,005
Genting Bhd	275,200	815,566
Genting Malaysia Bhd	392,500	513,099
Genting Plantations Bhd	24,200	77,772
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Bank Bhd	74,200	$ 329,754
Hong Leong Credit Bhd	25,100	138,059
IHH Healthcare Bhd	326,500	491,158
IJM Corp. Bhd	157,500	331,017
IOI Corp. Bhd	378,000	561,761
IOI Properties Group Sdn Bhd	172,966	144,603
Kuala Lumpur Kepong Bhd	65,000	454,272
Lafarge Malaysia Bhd	52,700	167,807
Malayan Banking Bhd	594,952	1,754,517
Malaysia Airports Holdings Bhd	81,463	178,770
Maxis Bhd	264,800	542,474
MISC Bhd	148,900	310,532
MMC Corp. Bhd	76,800	61,635
Petronas Chemicals Group Bhd	358,800	670,249
Petronas Dagangan Bhd	28,900	179,405
Petronas Gas Bhd	89,000	610,049
PPB Group Bhd	58,100	279,324
Public Bank Bhd	356,200	2,007,382
RHB Capital Bhd	73,450	196,401
SapuraKencana Petroleum Bhd	456,900	473,470
Sime Darby Bhd	400,574	1,178,390
Telekom Malaysia Bhd	152,339	333,418
Tenaga Nasional Bhd	367,425	1,492,193
UEM Land Holdings Bhd	197,700	112,980
UMW Holdings Bhd	72,500	257,641
YTL Corp. Bhd	572,900	289,080
YTL Power International Bhd	294,315	142,228
TOTAL MALAYSIA		20,244,750
Malta - 0.0%
Brait SA	44,307	332,933
Mauritius - 0.0%
Golden Agri-Resources Ltd.	958,000	388,231
Mexico - 1.1%
Alfa SA de CV Series A	370,000	1,178,999
America Movil S.A.B. de CV Series L	4,448,546	5,427,614
CEMEX S.A.B. de CV unit	1,599,001	1,969,919
Coca-Cola FEMSA S.A.B. de CV Series L	54,600	576,034
Compartamos S.A.B. de CV	146,900	327,154
Controladora Commercial Mexicana S.A.B. de CV unit	57,300	224,498
El Puerto de Liverpool S.A.B. de CV Class C	26,200	307,386
Common Stocks - continued
	Shares	Value
Mexico - continued
Embotelladoras Arca S.A.B. de CV	50,962	$ 328,185
Fibra Uno Administracion SA de CV	295,000	1,025,230
Fomento Economico Mexicano S.A.B. de CV unit	253,600	2,439,155
Genomma Lab Internacional SA de CV (a)	110,000	277,650
Gruma S.A.B. de CV Series B	23,800	262,085
Grupo Aeroportuario del Pacifico SA de CV Series B	41,200	280,311
Grupo Aeroportuario del Sureste SA de CV Series B	27,500	367,626
Grupo Bimbo S.A.B. de CV Series A	216,500	633,282
Grupo Carso SA de CV Series A1	76,500	437,086
Grupo Comercial Chedraui S.A.B. de CV (d)	38,800	136,486
Grupo Financiero Banorte S.A.B. de CV Series O	325,200	2,086,255
Grupo Financiero Inbursa S.A.B. de CV Series O	310,100	931,250
Grupo Financiero Santander Mexico S.A.B. de CV	234,800	625,610
Grupo Lala S.A.B. de CV	83,400	191,372
Grupo Mexico SA de CV Series B	504,423	1,733,196
Grupo Televisa SA de CV	336,300	2,430,425
Industrias Penoles SA de CV	17,800	399,481
Kimberly-Clark de Mexico SA de CV Series A	205,100	474,740
Mexichem S.A.B. de CV	122,384	500,669
Minera Frisco S.A.B. de CV (a)	82,000	145,900
OHL Mexico S.A.B. de CV (a)	95,600	269,061
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	30,900	424,483
Wal-Mart de Mexico SA de CV Series V	697,200	1,611,721
TOTAL MEXICO		28,022,863
Netherlands - 2.1%
AEGON NV	216,140	1,761,638
AEGON NV (NY Reg.)	22,982	187,763
Airbus Group NV	76,974	4,591,494
Akzo Nobel NV	31,425	2,087,546
ASML Holding NV (Netherlands)	46,812	4,667,735
CNH Industrial NV (d)	7,019	57,205
CNH Industrial NV	116,593	949,705
Corio NV	9,403	457,313
Delta Lloyd NV	25,668	584,614
Fiat Chrysler Automobiles NV (a)	114,360	1,276,178
Fugro NV (Certificaten Van Aandelen)	10,139	140,017
Gemalto NV	10,566	807,820
Heineken Holding NV	13,063	846,160
Heineken NV (Bearer)	30,093	2,247,201
ING Groep NV:
(Certificaten Van Aandelen) (a)	469,896	6,729,081
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)(d)	34,888	$ 499,596
Koninklijke Ahold NV	121,105	2,024,515
Koninklijke Boskalis Westminster NV	11,636	619,939
Koninklijke KPN NV	411,857	1,355,723
Koninklijke Philips Electronics NV	119,627	3,344,518
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,649	213,713
OCI NV (a)	11,791	410,622
QIAGEN NV (a)	30,662	720,259
Randstad Holding NV	16,722	736,993
Reed Elsevier NV	81,284	1,870,678
Reed Elsevier NV sponsored ADR	4,913	226,047
Royal DSM NV	23,182	1,451,509
STMicroelectronics NV	81,106	541,767
TNT Express NV (d)	55,840	324,058
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	201,721	7,818,395
(NY Reg.)	11,558	447,641
Vopak NV	8,863	443,822
Wolters Kluwer NV	39,523	1,054,456
Ziggo NV (a)	18,483	902,969
TOTAL NETHERLANDS		52,398,690
New Zealand - 0.1%
Auckland International Airport Ltd.	129,922	391,931
Contact Energy Ltd.	46,799	226,175
Fletcher Building Ltd.	87,340	585,501
Ryman Healthcare Group Ltd.	50,322	297,725
Spark New Zealand Ltd.	231,613	569,611
Xero Ltd. (a)	7,500	92,663
TOTAL NEW ZEALAND		2,163,606
Norway - 0.5%
Aker Solutions ASA (a)	19,989	129,507
DNB ASA	127,965	2,350,627
Gjensidige Forsikring ASA (d)	26,678	484,519
Norsk Hydro ASA	179,010	1,001,614
Orkla ASA	108,384	828,352
Statoil ASA	136,168	3,116,264
Statoil ASA sponsored ADR	10,127	232,415
Common Stocks - continued
	Shares	Value
Norway - continued
Telenor ASA	98,493	$ 2,213,736
Yara International ASA	23,441	1,076,313
TOTAL NORWAY		11,433,347
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	23,429	215,547
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	234,500	271,291
Aboitiz Power Corp.	218,700	199,439
Alliance Global Group, Inc.	285,600	160,638
Ayala Corp.	24,810	380,562
Ayala Land, Inc.	951,000	709,187
Bank of the Philippine Islands (BPI)	89,898	190,112
BDO Unibank, Inc.	198,473	432,355
DMCI Holdings, Inc.	489,000	176,305
Globe Telecom, Inc.	3,630	136,024
International Container Terminal Services, Inc.	95,890	247,274
JG Summit Holdings, Inc.	304,300	431,569
Jollibee Food Corp.	54,820	238,926
Megaworld Corp.	1,300,000	143,376
Metro Pacific Investments Corp.	1,324,700	149,612
Metropolitan Bank & Trust Co.	41,128	75,463
Philippine Long Distance Telephone Co.	12,840	896,017
PNOC Energy Development Corp.	1,235,200	211,474
SM Investments Corp.	23,577	410,844
SM Prime Holdings, Inc.	890,375	346,113
Universal Robina Corp.	115,550	477,674
TOTAL PHILIPPINES		6,284,255
Poland - 0.4%
Alior Bank SA (a)	6,028	133,824
Bank Handlowy w Warszawie SA	4,625	156,212
Bank Millennium SA	47,139	116,823
Bank Polska Kasa Opieki SA	16,940	885,387
Bank Zachodni WBK SA	3,883	439,665
BRE Bank SA	1,992	294,783
Cyfrowy Polsat SA	26,029	199,082
ENEA SA	32,068	152,283
Energa SA	25,000	185,721
Eurocash SA	9,104	89,681
Getin Noble Bank SA (a)	130,000	100,318
Grupa Lotos SA (a)	7,981	61,682
Common Stocks - continued
	Shares	Value
Poland - continued
Jastrzebska Spolka Weglowa SA (a)	8,552	$ 73,481
KGHM Polska Miedz SA (Bearer)	18,881	727,938
LPP SA	124	369,832
Polish Oil & Gas Co. SA	229,410	342,484
Polska Grupa Energetyczna SA	110,865	727,189
Polski Koncern Naftowy Orlen SA	42,936	534,327
Powszechna Kasa Oszczednosci Bank SA	115,652	1,285,480
Powszechny Zaklad Ubezpieczen SA	7,207	1,080,205
Synthos SA	58,228	72,238
Tauron Polska Energia SA	133,804	208,889
Telekomunikacja Polska SA	93,000	278,782
Zaklady Azotowe w Tarnowie-Moscicach SA	5,897	109,791
TOTAL POLAND		8,626,097
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	4,522,398	510,052
Banco Espirito Santo SA (Reg.) (a)	319,729	4
Energias de Portugal SA	298,531	1,283,551
Galp Energia SGPS SA Class B	51,796	750,663
Jeronimo Martins SGPS SA	31,677	277,039
TOTAL PORTUGAL		2,821,309
Qatar - 0.1%
Barwa Real Estate Co. (a)	14,342	169,156
Commercial Bank of Qatar (a)	4,000	81,174
Doha Bank (a)	4,000	63,709
Industries Qatar QSC (a)	9,991	516,896
Masraf al Rayan (a)	49,148	688,319
Qatar Electricity & Water Co.	3,966	198,433
Qatar Islamic Bank (a)	8,144	250,478
Qatar National Bank SAQ (a)	11,794	694,060
Qatar Telecom (Qtel) Q.S.C. (a)	10,987	372,615
Vodafone Qatar QSC (a)	40,082	227,842
TOTAL QATAR		3,262,682
Russia - 0.9%
Alrosa Co. Ltd. (a)	240,000	214,833
Federal Grid Co. of Unified Energy System (a)	23,194,927	28,911
Gazprom OAO (a)	40,634	133,682
Gazprom OAO sponsored ADR (Reg. S)	755,471	5,007,262
LUKOIL Oil Co.	665	32,778
LUKOIL Oil Co. sponsored ADR (United Kingdom)	66,258	3,253,268
Magnit OJSC GDR (Reg. S)	33,975	2,276,325
Common Stocks - continued
	Shares	Value
Russia - continued
Megafon OJSC GDR	12,297	$ 287,750
Mobile TeleSystems OJSC sponsored ADR	67,742	968,711
Moscow Exchange MICEX-RTS OAO	182,000	245,430
Norilsk Nickel OJSC (a)	279	52,109
Norilsk Nickel OJSC ADR	68,711	1,278,712
NOVATEK OAO GDR (Reg. S)	11,699	1,256,473
Rosneft Oil Co. OJSC (a)	1,806	10,073
Rosneft Oil Co. OJSC GDR (Reg. S)	152,909	851,703
Rostelecom sponsored ADR	18,541	274,963
RusHydro JSC (a)	144,700	2,331
RusHydro JSC sponsored ADR	136,503	227,414
Sberbank (Savings Bank of the Russian Federation) (a)	280,115	496,467
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	294,028	2,231,673
Severstal (a)	229	2,434
Severstal GDR (Reg. S)	24,951	263,732
Sistema JSFC sponsored GDR	20,547	165,917
Surgutneftegas:
(Reg.) (a)	10,100	6,762
sponsored ADR	139,664	918,989
Tatneft OAO sponsored ADR	30,668	1,092,701
Uralkali OJSC (a)	1,055	3,777
Uralkali OJSC GDR (Reg. S)	33,334	595,679
VTB Bank OJSC	2,224,000	2,065
VTB Bank OJSC sponsored GDR (Reg. S)	331,542	626,283
TOTAL RUSSIA		22,809,207
Singapore - 1.0%
Ascendas Real Estate Investment Trust	268,000	465,507
CapitaCommercial Trust (REIT)	265,000	344,573
CapitaLand Ltd.	333,000	822,149
CapitaMall Trust	317,000	486,212
City Developments Ltd.	49,000	360,637
ComfortDelgro Corp. Ltd.	266,000	546,897
DBS Group Holdings Ltd.	223,834	3,219,946
Global Logistic Properties Ltd.	388,000	831,470
Hutchison Port Holdings Trust	761,000	513,835
Jardine Cycle & Carriage Ltd.	14,000	435,182
Keppel Corp. Ltd.	191,400	1,403,578
Keppel Land Ltd.	84,000	218,578
Olam International Ltd.	193,363	320,913
Oversea-Chinese Banking Corp. Ltd.	376,903	2,903,326
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Industries Ltd.	128,000	$ 484,235
SembCorp Marine Ltd.	98,000	277,637
Singapore Airlines Ltd.	71,000	547,171
Singapore Exchange Ltd.	115,000	626,718
Singapore Press Holdings Ltd.	209,000	696,625
Singapore Technologies Engineering Ltd.	202,000	589,749
Singapore Telecommunications Ltd.	1,041,000	3,063,952
StarHub Ltd.	69,000	221,787
United Overseas Bank Ltd.	165,872	2,971,711
UOL Group Ltd.	57,800	290,315
Wilmar International Ltd.	241,000	600,738
Yangzijiang Shipbuilding Holdings Ltd.	218,000	191,898
TOTAL SINGAPORE		23,435,339
South Africa - 1.6%
African Bank Investments Ltd. (a)	149,482	0
African Rainbow Minerals Ltd.	12,455	153,461
Anglo American Platinum Ltd. (a)	8,288	261,465
AngloGold Ashanti Ltd. (a)	53,896	450,405
Aspen Pharmacare Holdings Ltd.	41,344	1,474,774
Assore Ltd.	4,439	82,379
Barclays Africa Group Ltd.	43,636	689,013
Barloworld Ltd.	26,057	226,250
Bidvest Group Ltd.	42,551	1,170,353
Coronation Fund Managers Ltd.	30,890	267,458
Discovery Holdings Ltd.	39,952	363,416
Exxaro Resources Ltd.	19,655	204,930
FirstRand Ltd.	407,587	1,744,201
Foschini Ltd.	27,000	305,109
Gold Fields Ltd.	101,635	329,566
Growthpoint Properties Ltd.	275,015	666,983
Harmony Gold Mining Co. Ltd. (a)	47,844	77,287
Impala Platinum Holdings Ltd. (a)	67,694	492,772
Imperial Holdings Ltd.	24,685	425,115
Investec Ltd.	31,076	283,719
Kumba Iron Ore Ltd.	9,322	232,802
Liberty Holdings Ltd.	13,850	160,277
Life Healthcare Group Holdings Ltd.	122,607	463,538
Massmart Holdings Ltd.	12,443	134,394
Mediclinic International Ltd.	47,333	422,702
MMI Holdings Ltd.	128,462	328,325
Mr Price Group Ltd.	31,330	648,060
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	221,147	$ 4,892,211
Nampak Ltd.	81,322	331,562
Naspers Ltd. Class N	51,915	6,460,763
Nedbank Group Ltd.	27,194	592,315
Netcare Ltd.	130,281	393,923
Northam Platinum Ltd. (a)	39,419	121,405
Pick 'n Pay Stores Ltd.	24,940	120,588
Pretoria Portland Cement Co. Ltd.	64,687	173,597
Rand Merchant Insurance Holdings Ltd.	92,626	330,203
Redefine Properties Ltd.	427,147	386,881
Remgro Ltd.	62,247	1,427,707
RMB Holdings Ltd.	94,672	525,386
Sanlam Ltd.	243,118	1,535,227
Sappi Ltd. (a)	66,663	263,334
Sasol Ltd.	72,970	3,643,774
Shoprite Holdings Ltd.	58,907	853,343
Spar Group Ltd.	24,176	282,732
Standard Bank Group Ltd.	160,329	2,016,877
Steinhoff International Holdings Ltd.	277,780	1,420,412
Tiger Brands Ltd.	21,169	636,447
Transportation Hex Group Ltd.	136	47
Truworths International Ltd.	58,831	402,705
Vodacom Group Ltd.	48,951	593,949
Woolworths Holdings Ltd.	120,261	854,712
TOTAL SOUTH AFRICA		40,318,854
Spain - 2.4%
Abertis Infraestructuras SA (d)	52,725	1,097,131
ACS Actividades de Construccion y Servicios SA	23,511	870,626
Amadeus IT Holding SA Class A	49,529	1,818,571
Banco Bilbao Vizcaya Argentaria SA	731,870	8,185,884
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	45,831	511,474
Banco de Sabadell SA	446,193	1,286,038
Banco Popular Espanol SA	233,398	1,335,476
Banco Santander SA:
rights 11/3/14 (a)	1,402,851	267,213
(Spain)	1,455,792	12,862,694
(Spain) sponsored ADR (d)	132,290	1,160,183
Bankia SA (a)	596,433	1,066,568
Criteria CaixaCorp SA	230,306	1,255,733
Distribuidora Internacional de Alimentacion SA	80,826	512,918
Enagas SA	26,825	899,221
Common Stocks - continued
	Shares	Value
Spain - continued
Ferrovial SA	54,506	$ 1,111,992
Gas Natural SDG SA	46,250	1,333,618
Grifols SA	19,447	793,122
Iberdrola SA	665,863	4,706,998
Inditex SA	142,762	4,010,093
International Consolidated Airlines Group SA (a)	120,906	789,536
International Consolidated Airlines Group SA CDI (a)	12,980	84,967
MAPFRE SA (Reg.)	124,210	425,090
Red Electrica Corporacion SA	14,092	1,229,800
Repsol YPF SA	134,321	2,998,698
Telefonica SA	506,614	7,623,365
Telefonica SA sponsored ADR (d)	30,393	455,287
Zardoya Otis SA	24,433	284,443
TOTAL SPAIN		58,976,739
Sweden - 2.0%
Alfa Laval AB	41,044	843,764
ASSA ABLOY AB (B Shares)	43,655	2,312,178
Atlas Copco AB:
(A Shares)	86,897	2,507,770
(B Shares)	51,937	1,371,548
Boliden AB	36,462	600,939
Electrolux AB (B Shares)	32,406	919,409
Elekta AB (B Shares) (d)	48,355	495,066
Getinge AB (B Shares)	25,975	603,280
H&M Hennes & Mauritz AB (B Shares)	124,273	4,942,882
Hexagon AB (B Shares)	33,371	1,123,040
Husqvarna AB (B Shares)	53,833	400,240
Industrivarden AB (C Shares)	19,022	332,569
Investment AB Kinnevik (B Shares)	30,912	979,167
Investor AB (B Shares)	59,910	2,143,540
Lundin Petroleum AB (a)	30,161	427,653
Nordea Bank AB	397,539	5,098,345
Sandvik AB	135,906	1,488,972
Securitas AB (B Shares)	37,709	416,200
Skandinaviska Enskilda Banken AB (A Shares)	198,839	2,547,371
Skanska AB (B Shares)	48,680	990,193
SKF AB (B Shares)	51,923	1,039,283
Svenska Cellulosa AB (SCA) (B Shares)	77,111	1,724,102
Svenska Handelsbanken AB (A Shares)	65,110	3,104,654
Swedbank AB (A Shares)	118,066	3,122,674
Swedish Match Co. AB	27,113	879,759
Common Stocks - continued
	Shares	Value
Sweden - continued
Tele2 AB (B Shares)	40,537	$ 514,388
Telefonaktiebolaget LM Ericsson:
(B Shares)	375,950	4,442,376
(B Shares) sponsored ADR	23,312	276,014
TeliaSonera AB	311,826	2,155,795
Volvo AB (B Shares)	200,488	2,306,488
TOTAL SWEDEN		50,109,659
Switzerland - 6.3%
ABB Ltd.:
(Reg.)	270,093	5,925,483
sponsored ADR (d)	17,973	394,328
Actelion Ltd.	13,193	1,568,653
Adecco SA (Reg.)	22,363	1,511,940
Aryzta AG	11,485	977,028
Baloise Holdings AG	6,247	784,974
Barry Callebaut AG	292	305,611
Coca-Cola HBC AG	25,600	556,542
Compagnie Financiere Richemont SA Series A	68,337	5,749,499
Credit Suisse Group AG	185,866	4,952,177
Credit Suisse Group AG sponsored ADR (d)	13,116	349,410
Ems-Chemie Holding AG	1,087	390,615
Geberit AG (Reg.)	4,859	1,655,439
Givaudan SA	1,212	2,019,265
Holcim Ltd. (Reg.)	30,144	2,135,128
Julius Baer Group Ltd.	29,398	1,285,733
Kuehne & Nagel International AG	7,154	930,916
Lindt & Spruengli AG	14	838,487
Lindt & Spruengli AG (participation certificate)	113	566,791
Lonza Group AG	7,126	784,330
Nestle SA	422,523	30,985,340
Novartis AG	285,789	26,522,040
Novartis AG sponsored ADR	15,706	1,455,789
Pargesa Holding SA	3,924	304,858
Partners Group Holding AG	2,221	590,366
Roche Holding AG (participation certificate)	92,086	27,174,729
Schindler Holding AG:
(participation certificate)	6,356	887,852
(Reg.)	2,416	326,938
SGS SA (Reg.)	709	1,556,315
Sika AG (Bearer)	280	998,181
Sonova Holding AG Class B	7,142	1,111,959
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	3,269	$ 371,697
Swatch Group AG (Bearer)	4,033	1,909,718
Swatch Group AG (Bearer) (Reg.)	6,510	550,084
Swiss Life Holding AG	4,235	970,113
Swiss Prime Site AG	7,305	555,002
Swiss Re Ltd.	46,137	3,725,869
Swisscom AG	3,048	1,794,618
Syngenta AG:
sponsored ADR	4,350	269,700
(Switzerland)	11,370	3,516,259
Transocean Ltd. (Switzerland) (d)	47,676	1,403,795
UBS AG	445,622	7,748,539
UBS AG (NY Shares)	32,977	573,140
Zurich Insurance Group AG	19,531	5,903,045
TOTAL SWITZERLAND		154,888,295
Taiwan - 2.5%
Acer, Inc. (a)	301,013	206,530
Advanced Semiconductor Engineering, Inc.	814,639	981,211
Advantech Co. Ltd.	45,516	316,183
Asia Cement Corp.	293,785	378,670
Asia Pacific Telecom Co. Ltd.	267,000	157,952
ASUSTeK Computer, Inc.	89,422	911,592
AU Optronics Corp.	1,161,000	552,437
Catcher Technology Co. Ltd.	81,000	682,715
Cathay Financial Holding Co. Ltd.	1,079,227	1,776,187
Chang Hwa Commercial Bank	643,198	404,899
Cheng Shin Rubber Industry Co. Ltd.	215,513	502,564
Chicony Electronics Co. Ltd.	69,660	200,290
China Airlines Ltd. (a)	299,835	117,201
China Development Finance Holding Corp.	1,792,819	575,382
China Life Insurance Co. Ltd.	391,383	340,825
China Motor Co. Ltd.	78,000	70,983
China Steel Corp.	1,615,421	1,391,485
Chinatrust Financial Holding Co. Ltd.	1,807,159	1,265,350
Chunghwa Picture Tubes, Ltd. (a)	551	28
Chunghwa Telecom Co. Ltd.	504,400	1,536,541
Clevo Co. Ltd.	47,544	84,289
Compal Electronics, Inc.	564,394	416,503
CTCI Corp.	70,000	114,262
Delta Electronics, Inc.	241,000	1,443,552
E.SUN Financial Holdings Co. Ltd.	822,298	520,018
Common Stocks - continued
	Shares	Value
Taiwan - continued
ECLAT Textile Co. Ltd.	22,880	$ 217,916
EPISTAR Corp.	124,000	223,880
EVA Airways Corp. (a)	196,100	114,716
Evergreen Marine Corp. (Taiwan) (a)	188,199	111,065
Far Eastern Department Stores Co. Ltd.	116,530	105,203
Far Eastern Textile Ltd.	396,659	416,454
Far EasTone Telecommunications Co. Ltd.	211,000	466,231
Farglory Land Development Co. Ltd.	42,725	42,191
First Financial Holding Co. Ltd.	984,119	604,953
Formosa Chemicals & Fibre Corp.	418,620	973,204
Formosa International Hotel Corp.	3,884	40,159
Formosa Petrochemical Corp.	157,000	367,955
Formosa Plastics Corp.	551,640	1,271,952
Formosa Taffeta Co. Ltd.	92,000	92,876
Foxconn Technology Co. Ltd.	121,605	323,957
Fubon Financial Holding Co. Ltd.	875,487	1,479,821
Giant Manufacturing Co. Ltd.	39,042	315,629
Hermes Microvision, Inc.	5,000	234,755
Highwealth Construction Corp.	63,000	108,867
HIWIN Technologies Corp.	27,743	219,150
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,638,946	5,179,176
Hotai Motor Co. Ltd.	32,000	467,529
HTC Corp. (a)	86,057	380,455
Hua Nan Financial Holdings Co. Ltd.	801,786	474,344
Innolux Corp.	1,005,819	458,938
Inotera Memories, Inc. (a)	293,000	452,119
Inventec Corp.	277,209	192,586
Kinsus Interconnect Technology Corp.	32,000	120,240
Largan Precision Co. Ltd.	13,000	911,817
Lite-On Technology Corp.	278,246	389,887
MediaTek, Inc.	184,989	2,638,071
Mega Financial Holding Co. Ltd.	1,320,906	1,093,848
Merida Industry Co. Ltd.	29,050	200,354
Nan Ya Plastics Corp.	629,980	1,301,755
Novatek Microelectronics Corp.	77,000	397,935
Pegatron Corp.	216,652	394,232
Phison Electronics Corp.	16,199	109,242
Pou Chen Corp.	288,240	317,344
Powertech Technology, Inc.	80,700	135,465
President Chain Store Corp.	78,000	583,403
Quanta Computer, Inc.	360,000	904,892
Radiant Opto-Electronics Corp.	51,672	180,276
Common Stocks - continued
	Shares	Value
Taiwan - continued
Realtek Semiconductor Corp.	64,744	$ 214,273
Ruentex Development Co. Ltd.	77,031	114,810
Ruentex Industries Ltd.	83,484	178,192
ScinoPharm Taiwan Ltd.	19,468	39,372
Shin Kong Financial Holding Co. Ltd.	1,096,889	332,644
Siliconware Precision Industries Co. Ltd.	380,000	541,231
Simplo Technology Co. Ltd.	32,971	160,156
Sinopac Holdings Co.	993,085	430,500
Standard Foods Corp.	42,470	97,836
Synnex Technology International Corp.	156,496	219,667
Taishin Financial Holdings Co. Ltd.	1,000,158	476,365
Taiwan Business Bank	475,824	142,920
Taiwan Cement Corp.	446,110	681,368
Taiwan Cooperative Financial Holding Co. Ltd.	785,351	419,397
Taiwan Fertilizer Co. Ltd.	89,000	157,650
Taiwan Glass Industry Corp.	112,210	86,916
Taiwan Mobile Co. Ltd.	219,400	710,826
Taiwan Semiconductor Manufacturing Co. Ltd.	3,227,000	13,966,821
TECO Electric & Machinery Co. Ltd.	254,000	282,179
Transcend Information, Inc.	23,000	77,590
TSRC Corp.	67,945	76,329
U-Ming Marine Transport Corp.	42,000	65,756
Unified-President Enterprises Corp.	598,597	1,027,676
Unimicron Technology Corp.	141,000	108,366
United Microelectronics Corp.	1,632,000	723,477
Vanguard International Semiconductor Corp.	122,000	183,004
Walsin Lihwa Corp. (a)	388,000	128,611
Wistron Corp.	317,082	332,612
WPG Holding Co. Ltd.	172,107	209,322
Yang Ming Marine Transport Corp. (a)	176,100	80,489
Yuanta Financial Holding Co. Ltd.	1,122,560	564,581
Yulon Motor Co. Ltd.	118,000	173,817
TOTAL TAIWAN		62,967,244
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	132,000	968,928
Airports of Thailand PCL (For. Reg.)	57,100	424,156
Bangkok Bank PCL	66,000	409,270
Bangkok Bank PCL (For. Reg.)	61,400	380,745
Bangkok Dusit Medical Services PCL (For. Reg.)	369,000	209,479
Banpu PCL (For. Reg.)	102,000	88,470
BEC World PCL (For. Reg.)	114,000	168,878
Common Stocks - continued
	Shares	Value
Thailand - continued
BTS Group Holdings PCL	632,900	$ 200,248
Bumrungrad Hospital PCL (For. Reg.)	40,000	163,311
C.P. ALL PCL (For. Reg.)	567,300	792,252
Central Pattana PCL (For. Reg.)	159,300	236,107
Charoen Pokphand Foods PCL (For. Reg.)	324,400	311,281
Glow Energy PCL (For. Reg.)	59,300	182,245
Home Product Center PCL (For. Reg.)	464,763	132,636
Indorama Ventures PCL:
warrants 8/24/17 (a)	17,750	1,956
warrants 8/24/18 (a)	13,653	1,232
(For. Reg.)	177,500	130,214
IRPC PCL (For. Reg.)	1,226,500	128,718
Kasikornbank PCL	85,300	617,807
Kasikornbank PCL (For. Reg.)	150,200	1,087,862
Krung Thai Bank PCL (For. Reg.)	443,675	317,341
Minor International PCL	47,400	50,551
Minor International PCL:
warrants 10/16/17 (a)	7,655	1,460
(For. Reg.)	153,100	163,277
PTT Exploration and Production PCL	12,300	55,283
PTT Exploration and Production PCL (For. Reg.)	166,551	748,567
PTT Global Chemical PCL (For. Reg.)	200,286	380,046
PTT PCL	9,700	109,743
PTT PCL (For. Reg.)	101,400	1,147,214
Siam Cement PCL	4,000	55,519
Siam Cement PCL (For. Reg.)	47,300	656,510
Siam Commercial Bank PCL (For. Reg.)	223,300	1,217,289
Thai Oil PCL (For. Reg.)	86,100	118,098
TMB PCL (For. Reg.)	1,973,100	186,465
True Corp. PCL (For. Reg.) (a)	1,088,054	394,316
TOTAL THAILAND		12,237,474
Turkey - 0.4%
Akbank T.A.S.	228,068	823,965
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	26,229	306,820
Arcelik A/S	26,298	161,504
Bim Birlesik Magazalar A/S JSC	27,974	639,363
Coca-Cola Icecek Sanayi A/S	8,845	201,760
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	338,989
Enka Insaat ve Sanayi A/S	48,614	117,672
Eregli Demir ve Celik Fabrikalari T.A.S.	186,518	388,535
Ford Otomotiv Sanayi A/S	8,511	108,750
Common Stocks - continued
	Shares	Value
Turkey - continued
Haci Omer Sabanci Holding A/S	114,489	$ 522,828
Koc Holding A/S	88,475	451,799
Koza Altin Isletmeleri A/S	3,700	23,888
TAV Havalimanlari Holding A/S	22,752	190,909
Tofas Turk Otomobil Fabrikasi A/S	15,095	94,741
Tupras Turkiye Petrol Rafinelleri A/S	15,162	329,142
Turk Hava Yollari AO (a)	99,558	326,537
Turk Sise ve Cam Fabrikalari A/S	69,761	106,086
Turk Telekomunikasyon A/S	80,188	230,536
Turkcell Iletisim Hizmet A/S (a)	118,404	688,315
Turkiye Garanti Bankasi A/S	304,739	1,189,364
Turkiye Halk Bankasi A/S	75,648	505,420
Turkiye Is Bankasi A/S Series C	215,369	538,750
Turkiye Vakiflar Bankasi TAO	79,560	171,101
Ulker Biskuvi Sanayi A/S	16,952	125,082
Yapi ve Kredi Bankasi A/S	124,154	272,031
TOTAL TURKEY		8,853,887
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	145,634	313,234
Aldar Properties PJSC (a)	413,016	359,829
Arabtec Holding Co. (a)	161,929	186,485
DP World Ltd.	21,792	417,535
Dubai Financial Market PJSC (a)	236,077	176,752
Dubai Islamic Bank Pakistan Ltd. (a)	74,292	152,912
Emaar Properties PJSC (a)	226,335	616,213
First Gulf Bank PJSC	58,000	286,605
National Bank of Abu Dhabi PJSC (a)	84,691	311,279
TOTAL UNITED ARAB EMIRATES		2,820,844
United Kingdom - 13.2%
3i Group PLC	128,682	817,029
Aberdeen Asset Management PLC	118,180	820,488
Admiral Group PLC	26,023	555,747
Aggreko PLC	31,342	763,097
AMEC PLC	38,266	636,627
Anglo American PLC (United Kingdom)	182,952	3,862,765
Antofagasta PLC	51,896	583,202
ARM Holdings PLC	172,594	2,443,477
ARM Holdings PLC sponsored ADR	3,940	168,277
ASOS PLC (a)	7,595	322,697
Associated British Foods PLC	46,890	2,065,774
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC:
(United Kingdom)	155,093	$ 11,329,293
sponsored ADR	10,274	749,386
Aviva PLC	375,926	3,144,339
Aviva PLC sponsored ADR	4,211	70,113
Babcock International Group PLC	64,270	1,125,799
BAE Systems PLC	410,119	3,009,381
Barclays PLC	2,043,249	7,858,169
Barclays PLC sponsored ADR	25,999	400,385
BG Group PLC	447,084	7,451,116
BHP Billiton PLC	262,229	6,775,107
BHP Billiton PLC ADR (d)	7,219	375,677
BP PLC	2,369,944	17,051,521
BP PLC sponsored ADR	7,617	331,035
British American Tobacco PLC:
(United Kingdom)	231,086	13,097,398
sponsored ADR (d)	6,978	792,422
British Land Co. PLC	125,470	1,462,204
British Sky Broadcasting Group PLC	134,658	1,908,554
BT Group PLC	1,006,890	5,935,948
BT Group PLC sponsored ADR	2,807	165,613
Bunzl PLC	42,999	1,165,914
Burberry Group PLC	57,047	1,397,161
Capita Group PLC	86,814	1,523,474
Carnival PLC	19,890	793,133
Carnival PLC sponsored ADR	3,896	155,217
Carphone Warehouse Group PLC	128,109	809,907
Centrica PLC	657,495	3,181,679
Cobham PLC	147,848	688,015
Compass Group PLC	219,505	3,532,490
Croda International PLC	17,841	654,999
Diageo PLC	307,839	9,078,908
Diageo PLC sponsored ADR	5,128	604,950
Direct Line Insurance Group PLC	197,621	872,531
easyJet PLC	21,075	505,705
Fresnillo PLC	28,059	313,080
G4S PLC (United Kingdom)	190,609	779,064
GKN PLC	212,129	1,079,110
GlaxoSmithKline PLC	603,350	13,644,136
GlaxoSmithKline PLC sponsored ADR	16,428	747,310
Hammerson PLC	99,103	971,820
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hargreaves Lansdown PLC	29,584	$ 470,179
HSBC Holdings PLC:
(United Kingdom)	2,391,981	24,387,116
sponsored ADR (d)	20,986	1,070,706
ICAP PLC	70,536	472,333
IMI PLC	35,631	696,527
Imperial Tobacco Group PLC	125,083	5,424,583
Inmarsat PLC	55,521	608,396
InterContinental Hotel Group PLC	26,323	999,882
InterContinental Hotel Group PLC ADR	6,479	246,267
Intertek Group PLC	21,203	923,260
Intu Properties PLC	119,387	650,107
Investec PLC	68,410	625,971
ITV PLC	493,528	1,602,678
J Sainsbury PLC (d)	163,689	642,850
Johnson Matthey PLC	26,334	1,252,842
Kingfisher PLC	309,910	1,501,348
Land Securities Group PLC	103,199	1,827,518
Legal & General Group PLC	770,544	2,847,397
Lloyds Banking Group PLC (a)	7,147,362	8,826,204
Lloyds Banking Group PLC sponsored ADR (a)(d)	81,591	401,428
London Stock Exchange Group PLC	29,114	938,459
Marks & Spencer Group PLC	214,089	1,392,859
Meggitt PLC	108,148	780,423
Melrose PLC	137,531	563,441
National Grid PLC	456,258	6,770,851
National Grid PLC sponsored ADR	6,286	467,616
Next PLC	20,211	2,083,768
Old Mutual PLC	641,684	1,986,281
Pearson PLC	96,749	1,810,802
Pearson PLC sponsored ADR	10,528	197,400
Persimmon PLC	39,940	934,740
Prudential PLC	314,349	7,279,075
Prudential PLC ADR	10,458	484,519
Reckitt Benckiser Group PLC	85,165	7,152,519
Reed Elsevier PLC	144,629	2,376,098
Reed Elsevier PLC sponsored ADR	1,404	92,299
Rexam PLC	93,930	715,237
Rio Tinto PLC	159,287	7,579,104
Rio Tinto PLC sponsored ADR	7,367	353,395
Rolls-Royce Group PLC	246,309	3,321,593
Royal & Sun Alliance Insurance Group PLC	132,697	1,025,927
Royal Bank of Scotland Group PLC (a)	313,434	1,948,792
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Bank of Scotland Group PLC sponsored ADR (a)	7,317	$ 90,950
Royal Dutch Shell PLC:
Class A (Netherlands)	103,129	3,687,936
Class A (United Kingdom)	394,622	14,096,589
Class A sponsored ADR	8,308	596,431
Class B (United Kingdom)	320,559	11,843,187
Royal Mail PLC	87,952	620,754
SABMiller PLC	126,208	7,116,797
Sage Group PLC	146,444	884,824
Schroders PLC	15,759	607,805
Scottish & Southern Energy PLC	127,768	3,268,204
Segro PLC	96,890	589,291
Severn Trent PLC	31,812	1,015,758
Smith & Nephew PLC	107,481	1,824,525
Smith & Nephew PLC sponsored ADR	4,772	162,487
Smiths Group PLC	51,791	965,203
Sports Direct International PLC (a)	35,756	368,647
Standard Chartered PLC (United Kingdom)	323,320	4,859,752
Standard Life PLC	312,356	1,967,224
Tate & Lyle PLC	62,538	606,255
Tesco PLC	1,063,722	2,952,881
The Weir Group PLC	27,385	1,000,132
Travis Perkins PLC	32,226	851,638
TUI Travel PLC	64,057	408,453
Tullow Oil PLC	116,824	907,879
Unilever PLC	157,793	6,347,302
Unilever PLC sponsored ADR	10,196	410,185
United Utilities Group PLC	87,796	1,200,122
Vodafone Group PLC	3,342,407	11,115,029
Vodafone Group PLC sponsored ADR	12,032	399,703
Whitbread PLC	23,410	1,634,273
William Hill PLC	112,642	649,597
WM Morrison Supermarkets PLC	271,014	671,122
TOTAL UNITED KINGDOM		328,024,968
United States of America - 0.0%
Southern Copper Corp. (d)	21,967	632,210
TOTAL COMMON STOCKS (Cost $2,161,053,822)		2,329,783,348
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Brazil - 0.9%
AES Tiete SA (PN) (non-vtg.)	13,600	$ 102,690
Ambev SA sponsored ADR	66,500	444,220
Banco Bradesco SA:
(PN)	233,579	3,517,966
(PN) sponsored ADR	41,987	628,965
Banco do Brasil SA sponsored ADR (d)	5,600	62,608
Banco do Estado Rio Grande do Sul SA	19,900	118,859
Bradespar SA (PN)	28,000	189,160
Brasil Foods SA sponsored ADR	9,700	252,685
Braskem SA (PN-A)	23,300	170,479
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	37,800	143,091
Cielo SA sponsored ADR	5,760	95,040
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	15,601	654,160
sponsored ADR	2,200	91,960
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	65,184
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	84,204	483,564
(PN) sponsored (non-vtg.)	12,911	74,626
Companhia Energetica de Sao Paulo Series B	25,000	246,479
Companhia Paranaense de Energia-Copel (PN-B)	11,900	166,213
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	37,392
Embraer SA sponsored ADR	3,625	140,070
Fibria Celulose SA sponsored ADR (a)(d)	7,900	96,617
Gerdau SA:
(PN)	97,250	435,249
sponsored ADR	17,150	77,690
Itau Unibanco Holding SA	305,709	4,534,003
Itau Unibanco Holding SA sponsored ADR	56,325	831,357
Itausa-Investimentos Itau SA (PN)	411,603	1,642,824
Lojas Americanas SA (PN)	71,731	423,224
Metalurgica Gerdau SA (PN)	31,600	170,887
Oi SA (PN)	373,303	195,849
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	477,240	2,942,906
(PN) sponsored (non-vtg.)	41,350	505,711
sponsored ADR (d)	30,750	359,775
Suzano Papel e Celulose SA	44,600	188,271
Telefonica Brasil SA	32,440	662,573
Telefonica Brasil SA sponsored ADR	5,940	121,414
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR	1,933	$ 53,196
Ultrapar Participacoes SA sponsored ADR	5,800	125,860
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	43,100	99,144
Vale SA:
(PN-A)	222,600	1,935,926
(PN-A) sponsored ADR (d)	32,200	282,072
TOTAL BRAZIL		23,369,959
Chile - 0.0%
Embotelladora Andina SA Class B	34,000	106,777
Sociedad Quimica y Minera de Chile SA (PN-B)	12,819	298,632
TOTAL CHILE		405,409
Colombia - 0.1%
Banco Davivienda SA	14,145	211,058
BanColombia SA (PN)	53,551	752,707
Grupo Aval Acciones y Valores SA	430,189	291,671
Grupo de Inversiones Suramerica SA	13,828	278,778
Inversiones Argos SA	16,012	176,657
TOTAL COLOMBIA		1,710,871
France - 0.1%
Air Liquide SA (a)	12,685	1,530,010
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	7,442	595,555
FUCHS PETROLUB AG	9,404	364,616
Henkel AG & Co. KGaA	22,775	2,248,420
Porsche Automobil Holding SE (Germany)	19,959	1,634,009
RWE AG (non-vtg.) (a)	3,046	81,609
Volkswagen AG	21,410	4,562,432
TOTAL GERMANY		9,486,641
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	756,177	675,641
Korea (South) - 0.2%
Hyundai Motor Co.	3,726	428,278
Hyundai Motor Co. Series 2	5,065	603,400
LG Chemical Ltd.	1,377	203,773
Samsung Electronics Co. Ltd.	2,539	2,327,634
TOTAL KOREA (SOUTH)		3,563,085
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.0%
AK Transneft OAO (a)	189	$ 413,020
Sberbank (Savings Bank of the Russian Federation) (a)	74,675	98,791
Surgutneftegas (a)	472,517	324,036
TOTAL RUSSIA		835,847
United Kingdom - 0.0%
Rolls-Royce Group PLC	21,530,520	34,442
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $47,259,790)		41,611,905
U.S. Government and Government Agency Obligations - 0.3%
Principal Amount
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 11/28/14 to 6/25/15 (f) (Cost $6,498,612)	$ 6,500,000	6,498,525
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	103,466,769	$ 103,466,769
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,239,891	50,239,891
TOTAL MONEY MARKET FUNDS (Cost $153,706,660)		153,706,660
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,368,518,884)		2,531,600,438
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(53,402,752)
NET ASSETS - 100%		$ 2,478,197,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
869 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 79,774,200	$ 694,255
543 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	27,519,240	266,374
58 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2014	8,725,860	8,318
TOTAL EQUITY INDEX CONTRACTS		$ 116,019,300	$ 968,947

The face value of futures purchased as a percentage of net assets is 4.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,153 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,348,700.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,867
Fidelity Securities Lending Cash Central Fund	1,311,926
Total	$ 1,363,793
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 254,830,683	$ 144,711,857	$ 110,118,826	$ -
Consumer Staples	234,366,004	92,131,043	142,234,961	-
Energy	200,929,527	83,673,929	117,255,598	-
Financials	652,635,214	271,938,134	380,247,998	449,082
Health Care	202,874,475	50,271,169	152,603,306	-
Industrials	257,035,163	130,981,598	125,521,310	532,255
Information Technology	168,842,975	43,255,953	125,587,022	-
Materials	184,644,446	98,166,251	86,478,195	-
Telecommunication Services	129,071,790	40,326,880	88,744,910	-
Utilities	86,164,976	50,334,959	35,830,017	-
U.S. Government and Government Agency Obligations	6,498,525	-	6,498,525	-
Money Market Funds	153,706,660	153,706,660	-	-
Total Investments in Securities:	$ 2,531,600,438	$ 1,159,498,433	$ 1,371,120,668	$ 981,337
Derivative Instruments:
Assets
Futures Contracts	$ 968,947	$ 968,947	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 311,819,168
Level 2 to Level 1	$ 3,610,118
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 968,947	$ -
Total Value of Derivatives	$ 968,947	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $48,070,288) - See accompanying schedule: Unaffiliated issuers (cost $2,214,812,224)	$ 2,377,893,778
Fidelity Central Funds (cost $153,706,660)	153,706,660
Total Investments (cost $2,368,518,884)		$ 2,531,600,438
Cash		1,285
Foreign currency held at value (cost $11,685,221)		11,655,350
Receivable for fund shares sold		51,019,923
Dividends receivable		4,777,371
Distributions receivable from Fidelity Central Funds		55,522
Receivable for daily variation margin for derivative instruments		829,246
Other receivables		925
Total assets		2,599,940,060

Liabilities
Payable for investments purchased	$ 70,766,004
Accrued management fee	390,764
Other payables and accrued expenses	345,715
Collateral on securities loaned, at value	50,239,891
Total liabilities		121,742,374

Net Assets		$ 2,478,197,686
Net Assets consist of:
Paid in capital		$ 2,268,108,147
Undistributed net investment income		66,254,918
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,744,294)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		163,578,915
Net Assets, for 203,734,982 shares outstanding		$ 2,478,197,686
Net Asset Value, offering price and redemption price per share ($2,478,197,686 ÷ 203,734,982 shares)		$ 12.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 80,394,647
Interest		5,775
Income from Fidelity Central Funds		1,363,793
Income before foreign taxes withheld		81,764,215
Less foreign taxes withheld		(5,843,073)
Total income		75,921,142

Expenses
Management fee	$ 4,465,476
Independent trustees' compensation	9,103
Interest	301
Miscellaneous	3,463
Total expenses before reductions	4,478,343
Expense reductions	(33)	4,478,310
Net investment income (loss)		71,442,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,029,178)
Foreign currency transactions	(502,292)
Futures contracts	(5,268,748)
Total net realized gain (loss)		(8,800,218)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $208,230)	(53,840,557)
Assets and liabilities in foreign currencies	(42,319)
Futures contracts	782,260
Total change in net unrealized appreciation (depreciation)		(53,100,616)
Net gain (loss)		(61,900,834)
Net increase (decrease) in net assets resulting from operations		$ 9,541,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,442,832	$ 35,665,329
Net realized gain (loss)	(8,800,218)	158,463
Change in net unrealized appreciation (depreciation)	(53,100,616)	209,700,540
Net increase (decrease) in net assets resulting from operations	9,541,998	245,524,332
Distributions to shareholders from net investment income	(37,441,482)	(24,958,322)
Distributions to shareholders from net realized gain	(2,229,612)	(1,833,673)
Total distributions	(39,671,094)	(26,791,995)
Share transactions Proceeds from sales of shares	973,077,158	616,395,300
Reinvestment of distributions	39,671,095	26,791,994
Cost of shares redeemed	(228,291,739)	(165,779,887)
Net increase (decrease) in net assets resulting from share transactions	784,456,514	477,407,407
Total increase (decrease) in net assets	754,327,418	696,139,744

Net Assets
Beginning of period	1,723,870,268	1,027,730,524
End of period (including undistributed net investment income of $66,254,918 and undistributed net investment income of $31,941,857, respectively)	$ 2,478,197,686	$ 1,723,870,268
Other Information Shares
Sold	79,251,251	54,362,900
Issued in reinvestment of distributions	3,321,991	2,532,325
Redeemed	(18,389,732)	(14,781,206)
Net increase (decrease)	64,183,510	42,114,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Income from Investment Operations
Net investment income (loss) B	.39	.31	.31	.31	.23
Net realized and unrealized gain (loss)	(.33)	1.75	.19	(.96)	1.09
Total from investment operations	.06	2.06	.50	(.65)	1.32
Distributions from net investment income	(.24)	(.25)	(.19)	(.11)	(.03)
Distributions from net realized gain	(.01)	(.02)	-	(.05)	-
Total distributions	(.25)	(.26) F	(.19)	(.16)	(.03)
Net asset value, end of period	$ 12.16	$ 12.35	$ 10.55	$ 10.24	$ 11.05
Total ReturnA	.52%	19.97%	5.08%	(6.00)%	13.55%
Ratios to Average Net AssetsC, E
Expenses before reductions	.20%	.20%	.20%	.24%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.24%	.25%
Expenses net of all reductions	.20%	.20%	.20%	.24%	.18%
Net investment income (loss)	3.19%	2.73%	3.09%	2.81%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,478,198	$ 1,723,870	$ 1,027,731	$ 483,664	$ 182,037
Portfolio turnover rateD	2%	1%	1%	17%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 344,597,264
Gross unrealized depreciation	(187,474,993)
Net unrealized appreciation (depreciation) on securities and other investments	$ 157,122,271

Tax Cost	$ 2,374,478,167

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 66,844,561
Capital loss carryforward	$ (13,717,418)
Net unrealized appreciation (depreciation)	$ 157,307,296

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(3,216,099)
Long-term	(7,815,526)
Total no expiration	(11,031,625)
Total capital loss carryforward	$ (13,717,418)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013

Ordinary Income	$ 39,671,094	$ 26,791,995

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(5,268,748) and a change in net unrealized appreciation (depreciation) of $782,260 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $847,765,753 and $43,809,627, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,436,500.31%		$ 301

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,463 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,311,926.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversee 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-
present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 08, 2014, to shareholders of record at the opening of business on December 5, 2014, a distribution of $0.005 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.350 per share from net investment income.

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	December 6, 2013	December 26, 2013
Fidelity Series Global ex U.S. Index Fund	66%	73%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Series Global ex U.S. Index Fund	12/09/2013	$0.1493	$0.0119
	12/27/2013	$0.0017	$0.0000

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Global ex U.S. Index Fund

Annual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.25% to 0.20%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGX-ANN-1214
1.899279.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund, Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$44,000	$-	$5,800	$1,100
Spartan Emerging Markets Index Fund	$45,000	$-	$6,900	$700
Spartan Global ex U.S. Index Fund	$55,000	$-	$6,100	$700

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$44,000	$-	$5,800	$700
Spartan Emerging Markets Index Fund	$45,000	$-	$6,900	$500
Spartan Global ex U.S. Index Fund	$46,000	$-	$5,800	$500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2014A	October 31, 2013A
Audit-Related Fees	$150,000	$1,010,000
Tax Fees	$-	$-
All Other Fees	$590,000	$800,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2014 A	October 31, 2013 A
Deloitte Entities	$1,845,000	$1,940,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2014